UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-4603

Thrivent Series Fund, Inc.

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

John L. Sullivan, Assistant Secretary

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-5704

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

Item 1. Schedule of Investments

Aggressive Allocation Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Mutual Funds (64.9%)	Value
Equity Mutual Funds (64.0%)
810,218	Thrivent Real Estate Securities Portfolio	$12,522,975
3,498,692	Thrivent Partner Small Cap Growth Portfolio[a]	50,401,462
770,341	Thrivent Partner Small Cap Value Portfolio	15,751,931
1,925,833	Thrivent Small Cap Stock Portfolio	26,302,841
4,443,916	Thrivent Mid Cap Growth Portfolio IIa	46,321,161
1,558,206	Thrivent Partner Mid Cap Value Portfolio	22,061,706
2,717,509	Thrivent Mid Cap Stock Portfolio	36,315,977
2,743,914	Thrivent Partner Worldwide Allocation Portfolio	24,540,466
6,479,081	Thrivent Partner International Stock Portfolio	71,070,979
3,672,400	Thrivent Large Cap Growth Portfolio II	26,623,800
2,682,429	Thrivent Large Cap Value Portfolio	30,490,362
3,440,881	Thrivent Large Cap Stock Portfolio	30,652,745
529,515	Thrivent Equity Income Plus Portfolio	5,107,751

	Total Equity Mutual Funds	398,164,156

Fixed Income Mutual Funds (0.9%)
1,207,602	Thrivent High Yield Portfolio	5,920,145

	Total Fixed Income Mutual Funds	5,920,145

	Total Mutual Funds (cost $405,921,996)	404,084,301

Shares	Common Stock (28.3%)	Value
Communications Services (0.1%)
8,000	Hellenic Telecommunications Organization SA	89,326
1,700	Nippon Telegraph & Telephone Corporation	75,930
5,900	Telekom Austria AG	86,354
10,000	TeliaSonera AB	86,426

	Total Communications Services	338,036

Consumer Discretionary (3.0%)
2,200	Aisin Seiki Company, Ltd.	76,475
5,600	Amazon.com, Inc.[a]	1,008,728
5,363	Autoliv, Inc.	398,095
800	Carlsberg AS	86,027
27,650	Carnival Corporation	1,060,654
5,200	Daihatsu Motor Company, Ltd.	75,801
1,000	Daito Trust Construction Company, Ltd.	68,785
16,000	Darden Restaurants, Inc.	786,080
4,001	Dollar Tree, Inc.[a]	222,135
56,281	Foot Locker, Inc.	1,109,861
80,000	Ford Motor Company[a]	1,192,800
18,800	Isuzu Motors, Ltd.	74,580
21,100	Kingfisher plc	83,117
11,190	Lowe’s Companies, Inc.	295,752
11,996	Macy’s, Inc.	291,023
1,100	Netflix, Inc.[a]	261,063

Shares	Common Stock (28.3%)	Value
Consumer Discretionary (3.0%) - continued
2,700	Next plc	$85,666
9,400	Omnicom Group, Inc.	461,164
10,936	Panera Bread Company[a]	1,388,872
12,100	Phillips-Van Heusen Corporation	786,863
110,268	Pier 1 Imports, Inc.[a]	1,119,220
700	Priceline.com, Inc.[a]	354,508
2,700	ProSiebenSat.1 Media AG	78,844
1,500	Publicis Groupe SA	84,067
6,300	Reed Elsevier NV	81,277
23,645	Signet Jewelers, Ltd.[a]	1,088,143
1,200	Sodexo	87,681
13,200	Staples, Inc.	256,344
1,100	The Swatch Group AG	87,236
6,480	Time Warner Cable, Inc.	462,283
21,400	TJX Companies, Inc.	1,064,222
3,000	Vivendi SA	85,584
550	Volkswagen AG	84,107
4,900	Volvo ABa	86,133
15,413	Walt Disney Company	664,146
16,899	Warnaco Group, Inc.[a]	966,454
8,600	Williams-Sonoma, Inc.	348,300
41,200	Yum! Brands, Inc.	2,116,856

	Total Consumer Discretionary	18,928,946

Consumer Staples (1.5%)
17,730	Anheuser-Busch InBev NV ADR	1,013,624
5,200	Associated British Foods plc	82,740
5,800	Autogrill SPA[a]	81,570
900	Casino Guichard Perrachon SA	85,204
23,483	Corn Products International, Inc.	1,216,889
3,490	Diageo plc ADR	266,008
9,064	Flowers Foods, Inc.	246,813
1,800	Heineken Holding NV	86,441
11,333	Herbalife, Ltd.	922,053
13,800	J Sainsbury plc	74,129
5,200	Jeronimo Martins SGPS SA	83,504
6,300	Koninklijke (Royal) Ahold NV	84,492
17,040	Kraft Foods, Inc.	534,374
15,200	Marks and Spencer Group plc	82,044
3,400	McDonald’s Holdings Company Japan, Ltd.	82,246
1,800	MEIJI Holdings Company, Ltd.	72,435
1,500	Nestle SA	85,898
48,801	Philip Morris International, Inc.	3,202,810
3,000	Suedzucker AG	83,588
2,700	Swedish Match AB	89,639
6,083	TreeHouse Foods, Inc.[a]	345,940
16,977	Walgreen Company	681,457

	Total Consumer Staples	9,503,898

Energy (2.5%)
3,491	Alpha Natural Resources, Inc.[a]	207,261
14,440	Apache Corporation	1,890,485
26,124	Arch Coal, Inc.	941,509
21,200	Baker Hughes, Inc.	1,556,716
6,906	BP plc ADR	304,831
5,300	Caltex Australia, Ltd.	85,514
9,270	Chevron Corporation	995,876
10,080	ConocoPhillips	804,989
22,200	Cosmo Oil Company, Ltd.	68,878
3,400	Eni SPA	83,429
10,520	ENSCO International plc ADR	608,477

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
1

Aggressive Allocation Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Common Stock (28.3%)	Value
Energy (2.5%) - continued
40,603	Forest Oil Corporation[a]	$1,536,011
83,619	International Coal Group, Inc.[a]	944,895
6,164	National Oilwell Varco, Inc.	488,620
14,799	Oil States International, Inc.[a]	1,126,796
2,000	OMV AG	90,419
37,223	Patriot Coal Corporation[a]	961,470
2,500	Repsol YPF SA	85,687
2,400	Royal Dutch Shell plc	87,148
9,302	Schlumberger, Ltd.	867,505
26,362	Swift Energy Company[a]	1,125,130
18,700	Weatherford International, Ltd.[a]	422,620
4,600	Whiting Petroleum Corporation[a]	337,870

	Total Energy	15,622,136

Financials (4.0%)
8,758	Affiliated Managers Group, Inc.[a]	957,862
36,100	AFLAC, Inc.	1,905,358
600	Allianz AG	84,017
4,540	Ameriprise Financial, Inc.	277,303
2,720	Aon Corporation	144,051
33,540	Bank of America Corporation	447,088
4,100	BlackRock, Inc.	824,141
1,100	BNP Paribas SA	80,417
5,640	Capital One Financial Corporation	293,054
53,130	Citigroup, Inc.[a]	234,835
14,010	Comerica, Inc.	514,447
16,124	Duke Realty Corporation	225,897
5,600	Endurance Specialty Holdings, Ltd.	273,392
13,990	Equity One, Inc.	262,592
1,600	Erste Group Bank AG	80,800
22,182	Fifth Third Bancorp	307,886
16,400	Franklin Resources, Inc.	2,051,312
5,340	Goldman Sachs Group, Inc.	846,230
13,700	Gunma Bank, Ltd.	72,653
1,500	Hannover Rueckversicherung AG	81,898
4,235	Hanover Insurance Group, Inc.	191,634
14,327	HCC Insurance Holdings, Inc.	448,578
18,648	Host Hotels & Resorts, Inc.	328,391
1,618	IntercontinentalExchange, Inc.[a]	199,888
1,300	iShares MSCI EAFE Index Fund	78,117
2,829	iShares Russell 2000 Index Fund	238,117
62,400	Itau Unibanco Holding SA ADR	1,500,720
35,323	J.P. Morgan Chase & Company	1,628,390
34,299	LaSalle Hotel Properties	926,073
5,331	Lazard, Ltd.	221,663
5,700	London Stock Exchange Group plc	76,130
4,900	M&T Bank Corporation	433,503
5,920	MetLife, Inc.	264,802
9,584	Morgan Stanley	261,835
500	Muenchener Rueckversicherungs- Gesellschaft AG	78,656
25,100	Nishi-Nippon City Bank, Ltd.	72,112
14,150	Northern Trust Corporation	718,113
86,786	Ocwen Financial Corporation[a]	956,382
6,100	Pohjola Bank plc	82,996
397,818	Popular, Inc.[a]	1,157,650
12,850	Principal Financial Group, Inc.	412,614
2,900	Schroders plc	80,786
19,675	SVB Financial Group[a]	1,120,098
36,210	Texas Capital Bancshares, Inc.[a]	941,098
21,190	Unum Group	556,238

Shares	Common Stock (28.3%)	Value
Financials (4.0%) - continued
13,586	W.R. Berkley Corporation	$437,605
14,810	Wells Fargo & Company	469,477
53,015	Zions Bancorporation	1,222,526

	Total Financials	25,069,425

Health Care (3.7%)
47,610	Abbott Laboratories	2,335,270
13,050	Aetna, Inc.	488,462
3,000	Alexion Pharmaceuticals, Inc.[a]	296,040
49,611	Align Technology, Inc.[a]	1,016,033
7,600	Allergan, Inc.	539,752
1,700	AstraZeneca plc	78,098
38,900	Baxter International, Inc.	2,091,653
7,248	C.R. Bard, Inc.	719,799
4,449	Celgene Corporation[a]	255,951
5,906	Community Health Systems, Inc.[a]	236,181
17,217	Covance, Inc.[a]	942,114
8,247	Coventry Health Care, Inc.[a]	262,997
8,760	Covidien plc	454,994
60,200	Eli Lilly and Company	2,117,234
8,210	HCA Holdings, Inc.[a]	278,073
39,194	Health Net, Inc.[a]	1,281,644
3,950	Johnson & Johnson	234,037
26,424	LifePoint Hospitals, Inc.[a]	1,061,716
14,100	McKesson Corporation	1,114,605
53,128	Mylan, Inc.[a]	1,204,412
10,200	Omnicare, Inc.	305,898
28,254	Pfizer, Inc.	573,839
38,762	PSS World Medical, Inc.[a]	1,052,388
4,000	Quest Diagnostics, Inc.	230,880
20,073	Thermo Fisher Scientific, Inc.[a]	1,115,055
14,240	United Therapeutics Corporation[a]	954,365
20,313	UnitedHealth Group, Inc.	918,148
3,033	Varian Medical Systems, Inc.[a]	205,152
4,674	Vertex Pharmaceuticals, Inc.[a]	224,025
2,500	Waters Corporation[a]	217,250
7,990	Zimmer Holdings, Inc.[a]	483,635

	Total Health Care	23,289,700

Industrials (3.6%)
7	A P Moller - Maersk AS	65,695
5,700	Asahi Glass Company, Ltd.	71,714
500	Axel Springer AG	80,818
17,630	Boeing Company	1,303,386
10,390	Caterpillar, Inc.	1,156,927
9	Central Japan Railway Company	71,345
5,392	Chicago Bridge and Iron Company	219,239
600	Christian Dior SA	84,524
3,285	CSX Corporation	258,201
35,744	Deluxe Corporation	948,646
1,400	Eiffage SA	84,145
34,824	EMCOR Group, Inc.[a]	1,078,499
28,440	Emerson Electric Company	1,661,749
3,462	Expeditors International of Washington, Inc.	173,585
14,200	FirstGroup plc	74,241
30,735	FTI Consulting, Inc.[a]	1,178,073
9,700	Fuji Heavy Industries, Ltd.	62,675
29,090	General Electric Company	583,255
5,765	Honeywell International, Inc.	344,228
31,400	IHI Corporation	76,532
47,288	Knight Transportation, Inc.	910,294
25,700	Lockheed Martin Corporation	2,066,280

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
2

Aggressive Allocation Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Common Stock (28.3%)	Value
Industrials (3.6%) - continued
91,093	Manitowoc Company, Inc.	$1,993,115
3,800	Manpower, Inc.	238,944
45,042	Oshkosh Corporation[a]	1,593,586
6,318	Parker Hannifin Corporation	598,188
7,000	Republic Services, Inc.	210,280
4,110	Rockwell Collins, Inc.	266,451
19,400	SembCorp Marine, Ltd.	89,937
40,835	Shaw Group, Inc.[a]	1,445,967
4,345	Siemens AG ADR	596,742
37,000	Sojitz Corporation	73,591
3,675	SPX Corporation	291,758
5,700	Sumitomo Corporation	81,460
19,693	Teledyne Technologies, Inc.[a]	1,018,325
6,080	Textron, Inc.	166,531
5,800	TUI AGa	69,245
6,200	Tyco International, Ltd.	277,574
3,708	United Technologies Corporation	313,882
2,200	Wartsila Corporation	85,754
4,980	WESCO International, Inc.[a]	311,250

	Total Industrials	22,276,631

Information Technology (6.7%)
39,600	Accenture plc	2,176,812
14,081	Akamai Technologies, Inc.[a]	535,078
4,700	Alliance Data Systems Corporation[a]	403,683
8,638	Apple, Inc.[a]	3,009,911
16,389	ASML Holding NVa	729,311
2,400	Baidu.com, Inc. ADR[a]	330,744
15,450	Broadcom Corporation	608,421
177,231	Brocade Communications[a]	1,089,971
5,200	Cognizant Technology Solutions Corporation[a]	423,280
23,421	CommVault Systems, Inc.[a]	934,029
22,582	Compuware Corporation[a]	260,822
19,240	Corning, Inc.	396,921
8,174	eBay, Inc.[a]	253,721
73,310	EMC Corporation[a]	1,946,381
3,000	F5 Networks, Inc.[a]	307,710
3,835	Google, Inc.[a]	2,248,115
48,337	GSI Commerce, Inc.[a]	1,414,824
14,150	Hewlett-Packard Company	579,725
7,700	Infineon Technologies AG	78,551
18,552	Informatica Corporation[a]	968,971
16,173	International Business Machines Corporation	2,637,331
6,910	Juniper Networks, Inc.[a]	290,773
4,600	Lam Research Corporation[a]	260,636
8,300	MasterCard, Inc.	2,089,276
93,090	Microsoft Corporation	2,360,762
58,709	Monster Worldwide, Inc.[a]	933,473
13,283	Netlogic Microsystems, Inc.[a]	558,152
13,600	NXP Semiconductors NVa	407,524
54,390	Oracle Corporation	1,814,994
30,066	Plantronics, Inc.	1,101,017
32,744	Plexus Corporation[a]	1,148,005
48,260	PMC-Sierra, Inc.[a]	361,950
24,100	QUALCOMM, Inc.	1,321,403
36,836	Quest Software, Inc.[a]	935,266
3,649	Salesforce.com, Inc.[a]	487,433
11,146	TE Connectivity, Ltd.	388,104
82,456	Teradyne, Inc.[a]	1,468,541
52,788	TIBCO Software, Inc.[a]	1,438,473
18,200	ValueClick, Inc.[a]	263,172

Shares	Common Stock (28.3%)	Value
Information Technology (6.7%) - continued
7,800	VeriFone Systems, Inc.[a]	$428,610
5,400	Visa, Inc.	397,548
12,350	VMware, Inc.[a]	1,007,019
49,890	Xerox Corporation	531,329
18,966	Xilinx, Inc.	622,085

	Total Information Technology	41,949,857

Materials (1.9%)
5,088	Albemarle Corporation	304,110
4,600	Allegheny Technologies, Inc.	311,512
11,400	Asahi Kasei Corporation	76,780
14,500	Balfour Beatty plc	79,862
1,000	BASF SE	86,317
2,100	BHP Billiton plc	83,137
3,900	Boliden AB	83,906
5,600	CF Industries Holdings, Inc.	766,024
12,000	Daido Steel Company, Ltd.	68,322
7,520	Dow Chemical Company	283,880
14,209	E.I. du Pont de Nemours and Company	781,069
47,800	Freeport-McMoRan Copper & Gold, Inc.	2,655,290
1,600	Henkel AG & Company KGaA	83,594
32,300	International Paper Company	974,814
8,100	ITOCHU Corporation	84,765
10,800	Marubeni Corporation	77,617
11,400	Mitsubishi Chemical Holdings Corporation	71,809
22,300	Mitsui Chemicals, Inc.	79,155
21,700	Mitsui Mining and Smelting Company, Ltd.	75,465
29,100	Monsanto Company	2,102,766
51,500	OZ Minerals, Ltd.	85,038
1,000	Rio Tinto, Ltd.	87,648
3,324	Sigma-Aldrich Corporation	211,539
7,766	Silgan Holdings, Inc.	296,195
17,270	Steel Dynamics, Inc.	324,158
7,300	Stora Enso Oyj	86,908
12,900	Temple-Inland, Inc.	301,860
25,000	Ube Industries, Ltd.	79,590
4,100	UPM-Kymmene Oyj[a]	86,690
33,850	Vale SA SP ADR	1,128,897
1,800	Voestalpine AG	84,592

	Total Materials	11,903,309

Telecommunications Services (0.6%)
12,430	AT&T, Inc.	380,358
28,000	BT Group plc	83,192
3,800	France Telecom SA	85,326
5,100	Koninklijke (Royal) KPN NV	86,967
1,300	Mobistar SA	90,073
36,150	NII Holdings, Inc.[a]	1,506,370
40	NTT DoCoMo, Inc.	69,830
200	Swisscom AG	89,214
62,000	Telecom Italia SPA	83,282
3,300	Telefonica SA	82,781
5,410	Telephone & Data Systems, Inc.	182,317
16,458	Verizon Communications, Inc.	634,291

	Total Telecommunications Services	3,374,001

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
3

Aggressive Allocation Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Common Stock (28.3%)	Value
Utilities (0.7%)
4,173	Alliant Energy Corporation	$162,455
19,590	American Electric Power Company, Inc.	688,393
15,300	Centrica plc	79,781
13,000	CMS Energy Corporation	255,320
4,900	Gas Natural SDG SA	92,013
3,400	Hokuriku Electric Power Company	77,038
17,688	NV Energy, Inc.	263,374
5,300	Public Power Corporation SA	91,988
23,978	Southwest Gas Corporation	934,423
3,200	The Kansai Electric Power Company, Inc.	69,726
36,805	UGI Corporation	1,210,884
5,020	Xcel Energy, Inc.	119,928

	Total Utilities	4,045,323

	Total Common Stock (cost $153,701,089)	176,301,262

Principal Amount	Long-Term Fixed Income (5.5%)	Value
Asset-Backed Securities (0.2%)
	J.P. Morgan Mortgage Acquisition Corporation
1,000,000	5.461%, 10/25/2036	805,797
	Renaissance Home Equity Loan Trust
650,000	6.011%, 5/25/2036	423,144

	Total Asset-Backed Securities	1,228,941

Basic Materials (0.1%)
	ArcelorMittal
100,000	7.000%, 10/15/2039	100,268
	Dow Chemical Company
100,000	4.250%, 11/15/2020	95,503
	FMG Finance, Pty., Ltd.
130,000	7.000%, 11/1/2015[b]	134,875
	Georgia-Pacific, LLC
130,000	8.000%, 1/15/2024	148,525
	Lyondell Chemical Company
120,000	11.000%, 5/1/2018	134,700
	Novelis, Inc.
140,000	8.375%, 12/15/2017[b]	151,550

	Total Basic Materials	765,421

Capital Goods (<0.1%)
	Associated Materials, LLC
140,000	9.125%, 11/1/2017[b]	149,800
	Case New Holland, Inc.
120,000	7.875%, 12/1/2017[b]	133,350

	Total Capital Goods	283,150

Collateralized Mortgage Obligations (0.1%)
	Sequoia Mortgage Trust
172,948	5.486%, 9/20/2046	45,360
	WaMu Mortgage Pass Through Certificates
165,287	5.846%, 9/25/2036	146,929

Principal Amount	Long-Term Fixed Income (5.5%)	Value
Collateralized Mortgage Obligations (0.1%) - continued
$238,275	5.976%, 10/25/2036	$225,525

	Total Collateralized Mortgage Obligations	417,814

Commercial Mortgage-Backed Securities (0.1%)
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificate
199,470	3.342%, 12/25/2019	200,479
	Government National Mortgage Association
201,957	2.164%, 3/16/2033	203,646
191,471	3.214%, 1/16/2040	196,569

	Total Commercial Mortgage- Backed Securities	600,694

Communications Services (0.2%)
	Cablevision Systems Corporation
130,000	8.625%, 9/15/2017	144,625
	CBS Corporation
50,000	7.875%, 7/30/2030	58,043
50,000	5.900%, 10/15/2040	46,763
	CCO Holdings, LLC
130,000	7.000%, 1/15/2019	133,250
	Cox Communications, Inc.
100,000	6.950%, 6/1/2038[b]	109,501
	Cricket Communications, Inc.
130,000	7.750%, 10/15/2020	130,975
	Frontier Communications Corporation
70,000	8.250%, 4/15/2017	75,600
	Intelsat Jackson Holdings, Ltd.
70,000	8.500%, 11/1/2019[b]	75,250
	NII Capital Corporation
90,000	7.625%, 4/1/2021	92,025
	Virgin Media Finance plc
120,000	9.500%, 8/15/2016	136,500
	Wind Acquisition Finance SA
137,000	7.250%, 2/15/2018[b]	143,165

	Total Communications Services	1,145,697

Consumer Cyclical (0.1%)
	Goodyear Tire & Rubber Company
90,000	8.250%, 8/15/2020	96,300
	Home Depot, Inc.
100,000	5.875%, 12/16/2036	99,399
	Macy’s Retail Holdings, Inc.
110,000	8.375%, 7/15/2015	127,875
	MGM Resorts International
110,000	11.125%, 11/15/2017	125,950
	Rite Aid Corporation
140,000	7.500%, 3/1/2017	140,000
	Starwood Hotels & Resorts Worldwide, Inc.
130,000	6.750%, 5/15/2018	141,213

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
4

Aggressive Allocation Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (5.5%)	Value
Consumer Cyclical (0.1%) - continued
	West Corporation
$140,000	7.875%, 1/15/2019[b]	$142,625

	Total Consumer Cyclical	873,362

Consumer Non-Cyclical (0.2%)
	Altria Group, Inc.
100,000	9.950%, 11/10/2038	139,480
	Anheuser-Busch Companies, Inc.
50,000	6.450%, 9/1/2037	56,420
	Anheuser-Busch InBev Worldwide, Inc.
50,000	8.200%, 1/15/2039	68,024
	HCA, Inc.
130,000	9.625%, 11/15/2016	140,075
	JBS USA, LLC/JBS USA Finance, Inc.
120,000	11.625%, 5/1/2014	139,200
	Kraft Foods, Inc.
50,000	5.375%, 2/10/2020	52,787
50,000	7.000%, 8/11/2037	56,213
	Mylan, Inc.
120,000	7.875%, 7/15/2020[b]	130,500
	Reynolds Group Holdings, Ltd.
130,000	6.875%, 2/15/2021[b]	130,975
	UnitedHealth Group, Inc.
50,000	6.875%, 2/15/2038	56,086
50,000	5.700%, 10/15/2040	48,745

	Total Consumer Non-Cyclical	1,018,505

Energy (0.1%)
	Denbury Resources, Inc.
140,000	9.750%, 3/1/2016	157,850
	Linn Energy, LLC
130,000	7.750%, 2/1/2021[b]	138,775
	Pioneer Natural Resources Company
70,000	7.500%, 1/15/2020	78,836
	Plains Exploration & Production Company
130,000	7.625%, 6/1/2018	139,100
	SandRidge Energy, Inc.
140,000	8.000%, 6/1/2018[b]	146,650
	Weatherford International, Ltd.
100,000	6.750%, 9/15/2040	103,659

	Total Energy	764,870

Financials (0.4%)
	Achmea Hypotheekbank NV
205,000	3.200%, 11/3/2014[b]	212,293
	Bank of Nova Scotia
225,000	1.450%, 7/26/2013[b]	225,534
	Canadian Imperial Bank of Commerce
205,000	2.600%, 7/2/2015[b]	206,137
	Cie de Financement Foncier
225,000	2.250%, 3/7/2014[b]	224,992
	CIT Group, Inc.
71,075	7.000%, 5/1/2017	71,164
	Dexia Credit Local SA
225,000	2.750%, 4/29/2014[b]	223,561
	General Electric Capital Corporation
100,000	6.750%, 3/15/2032	109,884

Principal Amount	Long-Term Fixed Income (5.5%)	Value
Financials (0.4%) - continued
	HCP, Inc.
$100,000	6.750%, 2/1/2041	$103,303
	Health Care REIT, Inc.
40,000	6.500%, 3/15/2041	38,624
	Icahn Enterprises, LP
70,000	8.000%, 1/15/2018	71,925
	International Bank for Reconstruction & Development
210,000	2.375%, 5/26/2015	213,958
	Morgan Stanley Dean Witter & Company
100,000	7.250%, 4/1/2032	116,930
	Prudential Financial, Inc.
100,000	6.200%, 11/15/2040	103,882
	Royal Bank of Canada
160,000	3.125%, 4/14/2015[b]	164,047
	Toronto-Dominion Bank
205,000	2.200%, 7/29/2015[b]	202,569
	XL Capital, Ltd.
100,000	6.250%, 5/15/2027	99,290

	Total Financials	2,388,093

Foreign Government (0.1%)
	Bank Nederlandse Gemeenten NV
300,000	4.375%, 2/16/2021[b]	305,025
	Kommunalbanken AS
225,000	2.750%, 5/5/2015[b]	229,974
	Kreditanstalt fuer Wiederaufbau
55,000	1.250%, 6/15/2012	55,408

	Total Foreign Government	590,407

Mortgage-Backed Securities (0.3%)
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
800,000	6.000%, 4/1/2041[c]	869,000
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
225,000	3.500%, 4/1/2026[c]	225,562
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
800,000	4.500%, 4/1/2041[c,d]	814,125
225,000	5.000%, 4/1/2041[c]	235,371

	Total Mortgage-Backed Securities	2,144,058

Technology (0.1%)
	Freescale Semiconductor, Inc.
130,000	9.250%, 4/15/2018[b]	142,350
	NXP BV/NXP Funding, LLC
110,000	9.750%, 8/1/2018[b]	123,200
	Seagate HDD Cayman
120,000	7.750%, 12/15/2018[b]	124,200

	Total Technology	389,750

Transportation (0.1%)
	Delta Air Lines, Inc.
140,000	9.500%, 9/15/2014[b]	148,750

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
5

Aggressive Allocation Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (5.5%)	Value
Transportation (0.1%) - continued
	Hertz Corporation
$140,000	6.750%, 4/15/2019[b]	$138,775

	Total Transportation	287,525

U.S. Government and Agencies (3.2%)
	FDIC Structured Sale Guaranteed Notes
85,000	Zero Coupon, 1/7/2012[b]	84,470
85,000	Zero Coupon, 1/7/2014[b]	80,464
	Federal Agricultural Mortgage Corporation
210,000	2.125%, 9/15/2015	209,375
	Federal Home Loan Banks
860,000	5.375%, 5/18/2016	978,806
1,300,000	5.000%, 11/17/2017	1,458,040
	Federal Home Loan Mortgage Corporation
1,300,000	0.750%, 3/28/2013	1,297,768
400,000	2.500%, 1/7/2014	413,296
580,000	4.875%, 6/13/2018	644,901
	Federal National Mortgage Association
715,000	1.250%, 2/27/2014	712,940
255,000	4.375%, 10/15/2015	278,200
210,000	6.250%, 5/15/2029	252,528
	Tennessee Valley Authority
165,000	5.250%, 9/15/2039	173,051
	U.S. Treasury Bonds
300,000	4.625%, 2/15/2040	305,906
	U.S. Treasury Bonds, TIPS
56,031	2.125%, 2/15/2040	59,248
	U.S. Treasury Notes
1,425,000	1.750%, 1/31/2014	1,447,377
550,000	1.250%, 2/15/2014	550,344
2,150,000	2.500%, 4/30/2015	2,208,622
465,000	2.000%, 1/31/2016	461,621
625,000	2.625%, 2/29/2016	637,695
1,500,000	3.250%, 3/31/2017	1,554,375
2,715,000	3.625%, 2/15/2021	2,753,605
420,000	7.625%, 2/15/2025	586,490
550,000	4.375%, 5/15/2040	537,713
	U.S. Treasury Notes, TIPS
260,410	3.375%, 1/15/2012	272,902
351,543	2.000%, 1/15/2014	383,072
253,693	1.625%, 1/15/2015	274,999
299,732	0.500%, 4/15/2015	311,112
234,417	2.500%, 7/15/2016	266,063
318,720	2.625%, 7/15/2017	366,055
251,642	1.125%, 1/15/2021	255,319
64,247	2.375%, 1/15/2025	72,122

	Total U.S. Government and Agencies	19,888,479

U.S. Municipals (0.1%)
	California Various Purpose General Obligation Bonds
100,000	6.000%, 3/1/2033	103,691
	Massachusetts Development Finance Agency Revenue Bonds (Harvard University)
100,000	5.000%, 10/15/2040	101,132

Principal Amount	Long-Term Fixed Income (5.5%)	Value
U.S. Municipals (0.1%) - continued
	New York City Municipal Water Finance Authority Water and Sewer System Revenue Bonds
$100,000	5.375%, 6/15/2043	$101,235
	New York City Transitional Finance Authority Revenue Bonds
100,000	5.000%, 2/1/2035	98,082
	New York Dormitory Authority State University Revenue Bonds (Cornell University)
100,000	5.000%, 7/1/2035	100,802
	North Carolina Capital Facilities Finance Agency Educational Facilities Revenue Bonds (Wake Forest University)
100,000	5.000%, 1/1/2038	98,255
	Salt River, Arizona Agricultural Improvement and Power District Electric System Revenue Bonds
50,000	5.000%, 1/1/2039	48,607
	St. John the Baptist Parish, Louisiana Revenue Bonds (Marathon Oil Corporation)
100,000	5.125%, 6/1/2037	90,963

	Total U.S. Municipals	742,767

Utilities (0.1%)
	Energy Transfer Partners, LP
28,000	6.625%, 10/15/2036	29,257
50,000	7.500%, 7/1/2038	57,831
	Inergy, LP
140,000	7.000%, 10/1/2018[b]	145,600
	Markwest Energy Partners, LP/Markwest Energy Finance Corporation
140,000	6.500%, 8/15/2021	139,825
	NRG Energy, Inc.
130,000	7.375%, 2/1/2016	134,550

	Total Utilities	507,063

	Total Long-Term Fixed Income (cost $33,154,165)	34,036,596

Shares	Preferred Stock (<0.1%)	Value
Financials (<0.1%)
120	Ally Financial, Inc., 7.000%[b,e]	111,660

	Total Financials	111,660

	Total Preferred Stock (cost $113,812)	111,660

Principal Amount	Short-Term Investments (1.4%)[f]	Value
	Alpine Securitization Corporation
4,975,000	0.120%, 4/1/2011	4,975,000
	Federal Home Loan Mortgage Corporation Discount Notes
100,000	0.150%, 8/29/2011[g]	99,938

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
6

Aggressive Allocation Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Principal Amount	Short-Term Investments (1.4%)[f]	Value
	U.S. Treasury Bills
3,700,000	0.125%, 8/18/2011	$3,698,226

	Total Short-Term Investments (at amortized cost)	8,773,164

	Total Investments (cost $601,664,226) 100.1%	$623,306,983

	Other Assets and Liabilities, Net (0.1%)	(865,156)

	Total Net Assets 100.0%	$622,441,827

a	Non-income producing security.
b

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2011, the value of these investments was $4,680,617 or 0.8% of total net assets.

c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	All or a portion of the security was earmarked to cover written options.
e	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
f	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
g	At March 31, 2011, $99,938 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$58,636,858
Gross unrealized depreciation	(36,994,101)

Net unrealized appreciation (depreciation)	$21,642,757

Cost for federal income tax purposes	$601,664,226

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
7

Aggressive Allocation Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2011, in valuing Aggressive Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Mutual Funds
Equity Mutual Funds	398,164,156	398,164,156	–	–
Fixed Income Mutual Funds	5,920,145	5,920,145	–	–
Common Stock
Communications Services	338,036	–	338,036	–
Consumer Discretionary	18,928,946	17,703,566	1,225,380	–
Consumer Staples	9,503,898	8,429,968	1,073,930	–
Energy	15,622,136	15,121,061	501,075	–
Financials	25,069,425	24,278,960	790,465	–
Health Care	23,289,700	23,211,602	78,098	–
Industrials	22,276,631	21,204,955	1,071,676	–
Information Technology	41,949,857	41,871,306	78,551	–
Materials	11,903,309	10,442,114	1,461,195	–
Telecommunications Services	3,374,001	2,703,336	670,665	–
Utilities	4,045,323	3,634,777	410,546	–
Long-Term Fixed Income
Asset-Backed Securities	1,228,941	–	1,228,941	–
Basic Materials	765,421	–	765,421	–
Capital Goods	283,150	–	283,150	–
Collateralized Mortgage Obligations	417,814	–	417,814	–
Commercial Mortgage-Backed Securities	600,694	–	600,694	–
Communications Services	1,145,697	–	1,145,697	–
Consumer Cyclical	873,362	–	873,362	–
Consumer Non-Cyclical	1,018,505	–	1,018,505	–
Energy	764,870	–	764,870	–
Financials	2,388,093	–	2,388,093	–
Foreign Government	590,407	–	590,407	–
Mortgage-Backed Securities	2,144,058	–	2,144,058	–
Technology	389,750	–	389,750	–
Transportation	287,525	–	287,525	–
U.S. Government and Agencies	19,888,479	–	19,888,479	–
U.S. Municipals	742,767	–	742,767	–
Utilities	507,063	–	507,063	–
Preferred Stock
Financials	111,660	–	111,660	–
Short-Term Investments	8,773,164	–	8,773,164	–

Total	$623,306,983	$572,685,946	$50,621,037	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	637,222	637,222	–	–
Credit Default Swaps	17,593	–	17,593	–

Total Asset Derivatives	$654,815	$637,222	$17,593	$–

Liability Derivatives
Futures Contracts	2,027,506	2,027,506	–	–
Call Options Written	1,188	–	–	1,188
Credit Default Swaps	5,534	–	5,534	–

Total Liability Derivatives	$2,034,228	$2,027,506	$5,534	$1,188

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
8

Aggressive Allocation Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Aggressive Allocation Portfolio.

Other Financial Instruments	Value December 31, 2010	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)*	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Value March 31, 2011
Liability Derivatives
Call Options Written	–	–	(1,188)	–	–	–	–	(1,188)

Total	$–	$–	($1,188)	$–	$–	$–	$–	($1,188)

*	Includes the change in net unrealized appreciation/(depreciation) on level 3 securities held on March 31, 2011 of ($1,188)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(15)	June 2011	($3,269,251)	($3,271,875)	($2,624)
5-Yr. U.S. Treasury Bond Futures	(45)	June 2011	(5,285,019)	(5,255,508)	29,511
10-Yr. U.S. Treasury Bond Futures	(20)	June 2011	(2,406,189)	(2,380,625)	25,564
Russell 2000 Index Mini-Futures	(301)	June 2011	(24,065,763)	(25,335,170)	(1,269,407)
S&P 400 Index Mini-Futures	(210)	June 2011	(19,971,525)	(20,727,000)	(755,475)
S&P 500 Index Futures	118	June 2011	38,387,353	38,969,500	582,147
Total Futures Contracts					($1,390,284)

Call Options Written	Number of Contracts	Exercise Price	Expiration Date	Value	Unrealized Gain/(Loss)
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1	$100.88	April 2011	($3,813)	($1,188)
Total Call Options Written				($3,813)	($1,188)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 15, 5 Year, at 5.00%; Bank of America	Buy	12/20/2015	$750,000	$32,325	($26,012)	$6,313
CDX HY, Series 15, 5 Year, at 5.00%; J.P. Morgan Chase and Co.	Buy	12/20/2015	1,250,000	54,634	(43,354)	11,280
CDX HY, Series 15, 5 Year, at 5.00%; J.P. Morgan Chase and Co.	Buy	12/20/2015	1,250,000	37,820	(43,354)	(5,534)
Total Credit Default Swaps					($112,720)	$12,059

1

As the buyer of protection, Aggressive Allocation Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Aggressive Allocation Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.

2	The maximum potential amount of future payments Aggressive Allocation Portfolio could be required to make as the seller or receive as the buyer of protection.
3

The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
9

Aggressive Allocation Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Aggressive Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2010	Gross Purchases	Gross Sales	Shares Held at March 31, 2011	Value March 31, 2011	Income Earned January 1, 2011 - March 31, 2011
Real Estate Securities	$11,741,196	$–	$–	810,218	$12,522,975	$–
Partner Small Cap Growth	45,198,556	–	–	3,498,692	50,401,462	–
Partner Small Cap Value	14,685,240	–	–	770,341	15,751,931	–
Small Cap Stock	24,387,985	–	–	1,925,833	26,302,841	–
Mid Cap Growth II	44,227,632	–	–	4,443,916	46,321,161	–
Partner Mid Cap Value	20,855,810	–	–	1,558,206	22,061,706	–
Mid Cap Stock	33,298,998	–	–	2,717,509	36,315,977	–
Partner Worldwide Allocation	24,071,806	–	–	2,743,914	24,540,466	–
Partner International Stock	76,818,979	–	8,000,000	6,479,081	71,070,979	–
Large Cap Growth II	25,486,458	–	–	3,672,400	26,623,800	–
Large Cap Value	28,774,412	–	–	2,682,429	30,490,362	–
Large Cap Stock	29,249,553	–	–	3,440,881	30,652,745	–
Equity Income Plus	4,796,661	–	–	529,515	5,107,751	–
High Yield	6,259,496	313,336	772,597	1,207,602	5,920,145	117,328
Total Value and Income Earned	389,852,782				404,084,301	117,328

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
10

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Mutual Funds (72.4%)	Value
Equity Mutual Funds (58.3%)
5,203,119	Thrivent Real Estate Securities Portfolio	$80,420,975
5,056,075	Thrivent Partner Small Cap Growth Portfolio[a]	72,836,801
3,429,481	Thrivent Partner Small Cap Value Portfolio	70,126,035
4,528,335	Thrivent Small Cap Stock Portfolio	61,847,546
6,726,855	Thrivent Mid Cap Growth Portfolio IIa	70,117,373
6,145,106	Thrivent Partner Mid Cap Value Portfolio	87,004,871
14,064,899	Thrivent Mid Cap Stock Portfolio	187,959,092
16,469,121	Thrivent Partner Worldwide Allocation Portfolio	147,293,227
19,469,938	Thrivent Partner International Stock Portfolio	213,571,593
22,363,632	Thrivent Large Cap Growth Portfolio II	162,129,623
18,426,522	Thrivent Large Cap Value Portfolio	209,448,748
21,655,536	Thrivent Large Cap Stock Portfolio	192,916,175
2,217,865	Thrivent Equity Income Plus Portfolio	21,393,744

	Total Equity Mutual Funds	1,577,065,803

Fixed Income Mutual Funds (14.1%)
20,547,723	Thrivent High Yield Portfolio	100,733,155
18,152,760	Thrivent Income Portfolio	182,006,834
10,071,677	Thrivent Limited Maturity Bond Portfolio	98,865 ,599

	Total Fixed Income Mutual Funds	381,605,588

	Total Mutual Funds (cost $1,954,310,899)	1,958,671,391

Shares	Common Stock (16.0%)	Value
Communications Services (<0.1%)
20,800	Hellenic Telecommunications Organization SA	232,249
4,400	Nippon Telegraph & Telephone Corporation	196,526
15,700	Telekom Austria AG	229,788
25,800	TeliaSonera AB	222,978

	Total Communications Services	881,541

Consumer Discretionary (1.7%)
6,000	Aisin Seiki Company, Ltd.	208,567
12,200	Amazon.com, Inc.[a]	2,197,586
14,234	Autoliv, Inc.	1,056,590
2,000	Carlsberg AS	215,067
58,600	Carnival Corporation	2,247,896
13,800	Daihatsu Motor Company, Ltd.	201,164
2,600	Daito Trust Construction Company, Ltd.	178,842
34,250	Darden Restaurants, Inc.	1,682,703
10,655	Dollar Tree, Inc.[a]	591,566
108,957	Foot Locker, Inc.	2,148,632
170,850	Ford Motor Company[a]	2,547,373
49,700	Isuzu Motors, Ltd.	197,160
55,100	Kingfisher plc	217,050

Shares	Common Stock (16.0%)	Value
Consumer Discretionary (1.7%) - continued
26,800	Lowe’s Companies, Inc.	$708,324
28,632	Macy’s, Inc.	694,612
2,700	Netflix, Inc.[a]	640,791
7,000	Next plc	222,098
24,420	Omnicom Group, Inc.	1,198,045
24,234	Panera Bread Company[a]	3,077,718
25,650	Phillips-Van Heusen Corporation	1,668,020
213,488	Pier 1 Imports, Inc.[a]	2,166,903
1,500	Priceline.com, Inc.[a]	759,660
7,400	ProSiebenSat.1 Media AG	216,091
3,900	Publicis Groupe SA	218,574
16,500	Reed Elsevier NV	212,868
45,775	Signet Jewelers, Ltd.[a]	2,106,565
3,200	Sodexo	233,815
31,610	Staples, Inc.	613,866
2,800	The Swatch Group AG	222,055
15,510	Time Warner Cable, Inc.	1,106,483
45,550	TJX Companies, Inc.	2,265,202
7,900	Vivendi SA	225,371
1,500	Volkswagen AG	229,382
13,100	Volvo ABa	230,273
36,775	Walt Disney Company	1,584,635
32,714	Warnaco Group, Inc.[a]	1,870,914
22,900	Williams-Sonoma, Inc.	927,450
146,800	Yum! Brands, Inc.	7,542,584

	Total Consumer Discretionary	44,632,495

Consumer Staples (0.9%)
37,910	Anheuser-Busch InBev NV ADR	2,167,315
14,000	Associated British Foods plc	222,760
15,200	Autogrill SPA[a]	213,769
2,300	Casino Guichard Perrachon SA	217,745
49,351	Corn Products International, Inc.	2,557,369
8,340	Diageo plc ADR	635,675
23,504	Flowers Foods, Inc.	640,014
4,700	Heineken Holding NV	225,707
21,938	Herbalife, Ltd.	1,784,876
36,800	J Sainsbury plc	197,677
13,900	Jeronimo Martins SGPS SA	223,214
16,500	Koninklijke (Royal) Ahold NV	221,288
40,760	Kraft Foods, Inc.	1,278,234
40,200	Marks and Spencer Group plc	216,986
9,000	McDonald’s Holdings Company Japan, Ltd.	217,709
4,700	MEIJI Holdings Company, Ltd.	189,137
3,900	Nestle SA	223,334
152,926	Philip Morris International, Inc.	10,036,533
7,900	Suedzucker AG	220,114
7,000	Swedish Match AB	232,399
16,655	TreeHouse Foods, Inc.[a]	947,170
40,610	Walgreen Company	1,630,085

	Total Consumer Staples	24,499,110

Energy (1.3%)
9,443	Alpha Natural Resources, Inc.[a]	560,631
31,960	Apache Corporation	4,184,203
50,573	Arch Coal, Inc.	1,822,651
47,470	Baker Hughes, Inc.	3,485,722
16,518	BP plc ADR	729,105
13,800	Caltex Australia, Ltd.	222,658
22,170	Chevron Corporation	2,381,723
24,130	ConocoPhillips	1,927,022

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
11

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Common Stock (16.0%)	Value
Energy (1.3%) - continued
58,700	Cosmo Oil Company, Ltd.	$182,123
8,900	Eni SPA	218,388
26,790	ENSCO International plc ADR	1,549,534
86,060	Forest Oil Corporation[a]	3,255,650
161,873	International Coal Group, Inc.[a]	1,829,165
16,638	National Oilwell Varco, Inc.	1,318,894
28,650	Oil States International, Inc.[a]	2,181,411
5,100	OMV AG	230,569
72,060	Patriot Coal Corporation[a]	1,861,310
6,500	Repsol YPF SA	222,787
6,200	Royal Dutch Shell plc	225,133
19,831	Schlumberger, Ltd.	1,849,439
51,033	Swift Energy Company[a]	2,178,088
48,800	Weatherford International, Ltd.[a]	1,102,880
13,400	Whiting Petroleum Corporation[a]	984,230

	Total Energy	34,503,316

Financials (2.3%)
16,954	Affiliated Managers Group, Inc.[a]	1,854,259
128,800	AFLAC, Inc.	6,798,064
1,500	Allianz AG	210,043
10,868	Ameriprise Financial, Inc.	663,817
6,510	Aon Corporation	344,770
80,205	Bank of America Corporation	1,069,133
8,850	BlackRock, Inc.	1,778,938
3,000	BNP Paribas SA	219,319
13,520	Capital One Financial Corporation	702,499
127,090	Citigroup, Inc.[a]	561,738
33,490	Comerica, Inc.	1,229,753
42,031	Duke Realty Corporation	588,854
15,700	Endurance Specialty Holdings, Ltd.	766,474
36,206	Equity One, Inc.	679,587
4,300	Erste Group Bank AG	217,150
52,987	Fifth Third Bancorp	735,460
58,300	Franklin Resources, Inc.	7,292,164
12,180	Goldman Sachs Group, Inc.	1,930,165
35,900	Gunma Bank, Ltd.	190,382
3,800	Hannover Rueckversicherung AG	207,476
11,660	Hanover Insurance Group, Inc.	527,615
37,272	HCC Insurance Holdings, Inc.	1,166,986
48,795	Host Hotels & Resorts, Inc.	859,280
4,580	IntercontinentalExchange, Inc.[a]	565,813
5,000	iShares MSCI EAFE Index Fund	300,450
5,476	iShares Russell 2000 Index Fund	460,915
132,250	Itau Unibanco Holding SA ADR	3,180,612
79,229	J.P. Morgan Chase & Company	3,652,457
66,397	LaSalle Hotel Properties	1,792,719
14,850	Lazard, Ltd.	617,463
15,300	London Stock Exchange Group plc	204,349
13,000	M&T Bank Corporation	1,150,110
14,150	MetLife, Inc.	632,930
22,944	Morgan Stanley	626,830
1,300	Muenchener Rueckversicherungs- Gesellschaft AG	204,507
67,000	Nishi-Nippon City Bank, Ltd.	192,490
35,900	Northern Trust Corporation	1,821,925
168,005	Ocwen Financial Corporation[a]	1,851,415
16,100	Pohjola Bank plc	219,054
829,066	Popular, Inc.[a]	2,412,582
30,732	Principal Financial Group, Inc.	986,805
7,500	Schroders plc	208,929

Shares	Common Stock (16.0%)	Value
Financials (2.3%) - continued
39,311	SVB Financial Group[a]	$2,237,975
70,096	Texas Capital Bancshares, Inc.[a]	1,821,795
50,970	Unum Group	1,337,963
35,696	W.R. Berkley Corporation	1,149,768
35,420	Wells Fargo & Company	1,122,814
111,831	Zions Bancorporation	2,578,823

	Total Financials	61,925,419

Health Care (2.2%)
164,340	Abbott Laboratories	8,060,877
27,950	Aetna, Inc.	1,046,169
8,000	Alexion Pharmaceuticals, Inc.[a]	789,440
96,040	Align Technology, Inc.[a]	1,966,899
16,050	Allergan, Inc.	1,139,871
4,500	AstraZeneca plc	206,729
138,600	Baxter International, Inc.	7,452,522
18,277	C.R. Bard, Inc.	1,815,089
9,474	Celgene Corporation[a]	545,039
15,715	Community Health Systems, Inc.[a]	628,443
33,330	Covance, Inc.[a]	1,823,818
21,998	Coventry Health Care, Inc.[a]	701,516
20,950	Covidien plc	1,088,143
214,500	Eli Lilly and Company	7,543,965
19,650	HCA Holdings, Inc.[a]	665,545
80,341	Health Net, Inc.[a]	2,627,151
9,460	Johnson & Johnson	560,505
51,154	LifePoint Hospitals, Inc.[a]	2,055,368
30,150	McKesson Corporation	2,383,357
113,557	Mylan, Inc.[a]	2,574,337
26,300	Omnicare, Inc.	788,737
67,587	Pfizer, Inc.	1,372,692
75,038	PSS World Medical, Inc.[a]	2,037,282
10,700	Quest Diagnostics, Inc.	617,604
42,947	Thermo Fisher Scientific, Inc.[a]	2,385,706
27,567	United Therapeutics Corporation[a]	1,847,540
48,586	UnitedHealth Group, Inc.	2,196,087
8,254	Varian Medical Systems, Inc.[a]	558,301
12,830	Vertex Pharmaceuticals, Inc.[a]	614,942
7,100	Waters Corporation[a]	616,990
20,043	Zimmer Holdings, Inc.[a]	1,213,203

	Total Health Care	59,923,867

Industrials (1.9%)
20	A P Moller - Maersk AS	187,700
15,700	Asahi Glass Company, Ltd.	197,527
1,400	Axel Springer AG	226,290
38,670	Boeing Company	2,858,873
22,930	Caterpillar, Inc.	2,553,255
25	Central Japan Railway Company	198,179
14,385	Chicago Bridge and Iron Company	584,894
1,500	Christian Dior SA	211,311
9,028	CSX Corporation	709,601
69,194	Deluxe Corporation	1,836,409
3,700	Eiffage SA	222,383
67,414	EMCOR Group, Inc.[a]	2,087,812
62,710	Emerson Electric Company	3,664,145
9,237	Expeditors International of Washington, Inc.	463,143
36,900	FirstGroup plc	192,923
63,891	FTI Consulting, Inc.[a]	2,448,942
25,900	Fuji Heavy Industries, Ltd.	167,348
69,580	General Electric Company	1,395,079

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
12

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Common Stock (16.0%)	Value
Industrials (1.9%) - continued
13,762	Honeywell International, Inc.	$821,729
83,000	IHI Corporation	202,298
91,543	Knight Transportation, Inc.	1,762,203
91,600	Lockheed Martin Corporation	7,364,640
195,053	Manitowoc Company, Inc.	4,267,760
10,500	Manpower, Inc.	660,240
96,404	Oshkosh Corporation[a]	3,410,773
16,417	Parker Hannifin Corporation	1,554,362
18,600	Republic Services, Inc.	558,744
9,850	Rockwell Collins, Inc.	638,575
49,000	SembCorp Marine, Ltd.	227,161
88,060	Shaw Group, Inc.[a]	3,118,205
9,192	Siemens AG ADR	1,262,429
98,000	Sojitz Corporation	194,918
10,267	SPX Corporation	815,097
14,000	Sumitomo Corporation	200,077
38,122	Teledyne Technologies, Inc.[a]	1,971,289
14,520	Textron, Inc.	397,703
16,600	TUI AGa	198,184
16,800	Tyco International, Ltd.	752,136
8,877	United Technologies Corporation	751,438
6,000	Wartsila Corporation	233,874
11,920	WESCO International, Inc.[a]	745,000

	Total Industrials	52,314,649

Information Technology (3.8%)
141,200	Accenture plc	7,761,764
30,250	Akamai Technologies, Inc.[a]	1,149,500
12,300	Alliance Data Systems Corporation[a]	1,056,447
18,505	Apple, Inc.[a]	6,448,067
34,921	ASML Holding NVa	1,553,985
5,100	Baidu.com, Inc. ADR[a]	702,831
33,100	Broadcom Corporation	1,303,478
343,094	Brocade Communications[a]	2,110,028
10,900	Cognizant Technology Solutions Corporation[a]	887,260
45,340	CommVault Systems, Inc.[a]	1,808,159
59,886	Compuware Corporation[a]	691,683
46,040	Corning, Inc.	949,805
21,898	eBay, Inc.[a]	679,714
158,080	EMC Corporation[a]	4,197,024
6,400	F5 Networks, Inc.[a]	656,448
8,358	Google, Inc.[a]	4,899,543
93,572	GSI Commerce, Inc.[a]	2,738,852
30,350	Hewlett-Packard Company	1,243,440
20,300	Infineon Technologies AG	207,088
35,914	Informatica Corporation[a]	1,875,788
53,611	International Business Machines Corporation	8,742,346
18,227	Juniper Networks, Inc.[a]	766,992
12,300	Lam Research Corporation[a]	696,918
29,700	MasterCard, Inc.	7,476,084
315,270	Microsoft Corporation	7,995,247
113,652	Monster Worldwide, Inc.[a]	1,807,067
25,714	Netlogic Microsystems, Inc.[a]	1,080,502
28,100	NXP Semiconductors NVa	842,017
117,400	Oracle Corporation	3,917,638
58,204	Plantronics, Inc.	2,131,430
63,360	Plexus Corporation[a]	2,221,402
93,460	PMC-Sierra, Inc.[a]	700,950
51,800	QUALCOMM, Inc.	2,840,194
71,355	Quest Software, Inc.[a]	1,811,703
7,948	Salesforce.com, Inc.[a]	1,061,694

Shares	Common Stock (16.0%)	Value
Information Technology (3.8%) - continued
26,701	TE Connectivity, Ltd.	$929,729
181,808	Teradyne, Inc.[a]	3,238,001
112,953	TIBCO Software, Inc.[a]	3,077,969
47,300	ValueClick, Inc.[a]	683,958
20,700	VeriFone Systems, Inc.[a]	1,137,465
11,650	Visa, Inc.	857,673
26,700	VMware, Inc.[a]	2,177,118
119,410	Xerox Corporation	1,271,717
47,374	Xilinx, Inc.	1,553,867

	Total Information Technology	101,940,585

Materials (1.2%)
14,133	Albemarle Corporation	844,729
10,990	Allegheny Technologies, Inc.	744,243
30,900	Asahi Kasei Corporation	208,113
37,800	Balfour Beatty plc	208,191
2,600	BASF SE	224,424
5,500	BHP Billiton plc	217,739
10,400	Boliden AB	223,750
12,050	CF Industries Holdings, Inc.	1,648,319
32,900	Daido Steel Company, Ltd.	187,315
18,010	Dow Chemical Company	679,878
34,024	E.I. du Pont de Nemours and Company	1,870,299
158,900	Freeport-McMoRan Copper & Gold, Inc.	8,826,895
4,100	Henkel AG & Company KGaA	214,210
68,450	International Paper Company	2,065,821
21,000	ITOCHU Corporation	219,762
27,900	Marubeni Corporation	200,512
30,900	Mitsubishi Chemical Holdings Corporation	194,640
60,000	Mitsui Chemicals, Inc.	212,973
56,900	Mitsui Mining and Smelting Company, Ltd.	197,879
103,600	Monsanto Company	7,486,136
134,000	OZ Minerals, Ltd.	221,264
2,600	Rio Tinto, Ltd.	227,884
7,926	Sigma-Aldrich Corporation	504,411
20,510	Silgan Holdings, Inc.	782,251
44,720	Steel Dynamics, Inc.	839,394
19,300	Stora Enso Oyj	229,770
33,600	Temple-Inland, Inc.	786,240
67,000	Ube Industries, Ltd.	213,302
10,900	UPM-Kymmene Oyj[a]	230,470
72,150	Vale SA SP ADR	2,406,203
4,800	Voestalpine AG	225,578

	Total Materials	33,342,595

Telecommunications Services (0.3%)
29,730	AT&T, Inc.	909,738
72,806	BT Group plc	216,316
10,100	France Telecom SA	226,786
13,300	Koninklijke (Royal) KPN NV	226,797
3,400	Mobistar SA	235,577
77,870	NII Holdings, Inc.[a]	3,244,843
100	NTT DoCoMo, Inc.	174,575
500	Swisscom AG	223,035
161,700	Telecom Italia SPA	217,204
8,700	Telefonica SA	218,241
15,260	Telephone & Data Systems, Inc.	514,262

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
13

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Common Stock (16.0%)	Value
Telecommunications Services (0.3%) - continued
39,369	Verizon Communications, Inc.	$1,517,281

	Total Telecommunications Services	7,924,655

Utilities (0.4%)
11,761	Alliant Energy Corporation	457,856
46,890	American Electric Power Company, Inc.	1,647,715
40,200	Centrica plc	209,622
33,800	CMS Energy Corporation	663,832
12,900	Gas Natural SDG SA	242,239
8,800	Hokuriku Electric Power Company	199,392
45,769	NV Energy, Inc.	681,500
13,700	Public Power Corporation SA	237,779
46,418	Southwest Gas Corporation	1,808,909
8,500	The Kansai Electric Power Company, Inc.	185,210
77,358	UGI Corporation	2,545,078
12,000	Xcel Energy, Inc.	286,680

	Total Utilities	9,165,812

	Total Common Stock (cost $379,259,621)	431,054,044

Principal Amount	Long-Term Fixed Income (6.7%)	Value
Asset-Backed Securities (0.4%)
	Citigroup Mortgage Loan Trust, Inc.
1,889,622	0.400%, 8/25/2036[b]	1,611,566
	GSAMP Trust
1,690,186	0.430%, 2/25/2036[b]	1,470,830
	J.P. Morgan Mortgage Acquisition Corporation
3,800,000	5.461%, 10/25/2036	3,062,029
	Morgan Stanley Capital, Inc.
1,685,098	0.400%, 2/25/2037[b]	1,123,775
	Renaissance Home Equity Loan Trust
1,804,361	5.746%, 5/25/2036	1,345,317
2,800,000	6.011%, 5/25/2036	1,822,775
1,330,306	5.580%, 11/25/2036	1,046,359

	Total Asset-Backed Securities	11,482,651

Basic Materials (0.2%)
	ArcelorMittal
1,350,000	7.000%, 10/15/2039	1,353,613
	Dow Chemical Company
1,350,000	4.250%, 11/15/2020 .	1,289,294
	FMG Finance, Pty., Ltd.
540,000	7.000%, 11/1/2015[c]	560,250
	Georgia-Pacific, LLC
490,000	8.000%, 1/15/2024	559,825
	Lyondell Chemical Company
490,000	11.000%, 5/1/2018	550,025
	Novelis, Inc.
540,000	8.375%, 12/15/2017[c]	584,550

	Total Basic Materials	4,897,557

Capital Goods (<0.1%)
	Associated Materials, LLC
540,000	9.125%, 11/1/2017[c]	577,800

Principal Amount	Long-Term Fixed Income (6.7%)	Value
Capital Goods (<0.1%) - continued
	Case New Holland, Inc.
$550,000	7.875%, 12/1/2017[c]	$611,188

	Total Capital Goods	1,188,988

Collateralized Mortgage Obligations (0.8%)
	Citigroup Mortgage Loan Trust, Inc.
788,153	5.500%, 11/25/2035	711,237
	CitiMortgage Alternative Loan Trust
2,698,878	5.750%, 4/25/2037	2,167,242
	Countrywide Alternative Loan Trust
525,600	6.000%, 1/25/2037	373,740
2,476,266	5.500%, 5/25/2037	1,915,921
2,200,069	7.000%, 10/25/2037	1,456,472
	Countrywide Home Loans, Inc.
1,819,879	5.750%, 4/25/2037	1,675,888
	Deutsche Alt-A Securities, Inc.
587,395	5.500%, 10/25/2021	558,429
1,069,600	6.000%, 10/25/2021	940,894
	HomeBanc Mortgage Trust
3,132,894	4.909%, 4/25/2037	2,113,764
	J.P. Morgan Mortgage Trust
286,305	5.676%, 10/25/2036	257,766
	MASTR Alternative Loans Trust
591,006	6.500%, 7/25/2034	619,647
	Merrill Lynch Alternative Note Asset Trust
616,482	6.000%, 3/25/2037	508,706
	Sequoia Mortgage Trust
922,391	5.486%, 9/20/2046	241,920
	WaMu Mortgage Pass Through Certificates
601,045	5.846%, 9/25/2036	534,288
1,167,545	5.976%, 10/25/2036	1,105,070
4,603,401	5.424%, 11/25/2036	4,132,956

	Total Collateralized Mortgage Obligations	19,313,940

Commercial Mortgage-Backed Securities (0.9%)
	Banc of America Commercial Mortgage, Inc.
2,800,000	5.689%, 4/10/2049	2,971,895
3,675,000	5.658%, 6/10/2049	3,881,557
	Bear Stearns Commercial Mortgage Securities, Inc.
1,710,000	5.331%, 2/11/2044	1,791,375
	Citigroup/Deutsche Bank Commercial Mortgage
3,900,000	5.322%, 12/11/2049	4,099,216
	Credit Suisse First Boston Mortgage Securities
2,800,000	5.542%, 1/15/2049	2,904,401
	Credit Suisse Mortgage Capital Certificates
1,350,000	5.509%, 9/15/2039	1,327,913

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
14

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (6.7%)	Value
Commercial Mortgage-Backed Securities (0.9%) - continued
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificate
$452,456	3.342%, 12/25/2019	$454,744
	Government National Mortgage Association
458,098	2.164%, 3/16/2033	461,930
434,313	3.214%, 1/16/2040	445,876
	Greenwich Capital Commercial Funding Corporation
1,750,000	5.867%, 12/10/2049	1,722,562
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
2,000,000	5.738%, 2/12/2049	1,984,376
	Morgan Stanley Capital, Inc.
900,000	5.406%, 3/15/2044	877,158
	Wachovia Bank Commercial Mortgage Trust
2,100,000	5.603%, 10/15/2048	2,130,502

	Total Commercial Mortgage- Backed Securities	25,053,505

Communications Services (0.3%)
	Cablevision Systems Corporation
540,000	8.625%, 9/15/2017	600,750
	CBS Corporation
675,000	7.875%, 7/30/2030	783,581
675,000	5.900%, 10/15/2040	631,301
	CCO Holdings, LLC
530,000	7.000%, 1/15/2019	543,250
	Cox Communications, Inc.
1,350,000	6.950%, 6/1/2038[c]	1,478,261
	Cricket Communications, Inc.
470,000	7.750%, 10/15/2020	473,525
	Frontier Communications Corporation
635,000	8.250%, 4/15/2017	685,800
	Intelsat Jackson Holdings, Ltd.
605,000	8.500%, 11/1/2019[c]	650,375
	NII Capital Corporation
580,000	7.625%, 4/1/2021	593,050
	Virgin Media Finance plc
480,000	9.500%, 8/15/2016	546,000
	Wind Acquisition Finance SA
537,000	7.250%, 2/15/2018[c]	561,165

	Total Communications Services	7,547,058

Consumer Cyclical (0.2%)
	Goodyear Tire & Rubber Company
580,000	8.250%, 8/15/2020	620,600
	Home Depot, Inc.
1,350,000	5.875%, 12/16/2036	1,341,892
	Macy’s Retail Holdings, Inc.
450,000	8.375%, 7/15/2015	523,125
	MGM Resorts International
450,000	11.125%, 11/15/2017	515,250
	Rite Aid Corporation
540,000	7.500%, 3/1/2017	540,000

Principal Amount	Long-Term Fixed Income (6.7%)	Value
Consumer Cyclical (0.2%) - continued
	Starwood Hotels & Resorts Worldwide, Inc.
$540,000	6.750%, 5/15/2018	$586,575
	West Corporation
540,000	7.875%, 1/15/2019[c]	550,125

	Total Consumer Cyclical	4,677,567

Consumer Non-Cyclical (0.3%)
	Altria Group, Inc.
1,350,000	9.950%, 11/10/2038	1,882,975
	Anheuser-Busch Companies, Inc.
675,000	6.450%, 9/1/2037	761,675
	Anheuser-Busch InBev Worldwide, Inc.
675,000	8.200%, 1/15/2039	918,321
	HCA, Inc.
490,000	9.625%, 11/15/2016	527,975
	JBS USA, LLC/JBS USA Finance, Inc.
450,000	11.625%, 5/1/2014	522,000
	Kraft Foods, Inc.
675,000	5.375%, 2/10/2020	712,628
675,000	7.000%, 8/11/2037	758,879
	Mylan, Inc.
480,000	7.875%, 7/15/2020[c]	522,000
	Reynolds Group Holdings, Ltd.
550,000	6.875%, 2/15/2021[c]	554,125
	UnitedHealth Group, Inc.
675,000	6.875%, 2/15/2038	757,162
675,000	5.700%, 10/15/2040	658,057

	Total Consumer Non-Cyclical	8,575,797

Energy (0.2%)
	Denbury Resources, Inc.
540,000	9.750%, 3/1/2016	608,850
	Linn Energy, LLC
540,000	7.750%, 2/1/2021[c]	576,450
	Pioneer Natural Resources Company
605,000	7.500%, 1/15/2020	681,368
	Plains Exploration & Production Company
540,000	7.625%, 6/1/2018	577,800
	SandRidge Energy, Inc.
540,000	8.000%, 6/1/2018[c]	565,650
	Weatherford International, Ltd.
1,345,000	6.750%, 9/15/2040	1,394,208

	Total Energy	4,404,326

Financials (0.5%)
	Achmea Hypotheekbank NV
465,000	3.200%, 11/3/2014[c]	481,543
	Bank of Nova Scotia
450,000	1.450%, 7/26/2013[c]	451,068
	Canadian Imperial Bank of Commerce
465,000	2.600%, 7/2/2015[c]	467,579
	Cie de Financement Foncier
450,000	2.250%, 3/7/2014[c]	449,984
	CIT Group, Inc.
631,685	7.000%, 5/1/2017	632,475
	Dexia Credit Local SA
450,000	2.750%, 4/29/2014[c]	447,123

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
15

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (6.7%)	Value
Financials (0.5%) - continued
	General Electric Capital Corporation
$1,350,000	6.750%, 3/15/2032	$1,483,435
	HCP, Inc.
1,350,000	6.750%, 2/1/2041	1,394,585
	Health Care REIT, Inc.
540,000	6.500%, 3/15/2041	521,422
	Icahn Enterprises, LP
630,000	8.000%, 1/15/2018	647,325
	International Bank for Reconstruction & Development
465,000	2.375%, 5/26/2015	473,764
	Morgan Stanley Dean Witter & Company
1,350,000	7.250%, 4/1/2032	1,578,556
	Prudential Financial, Inc.
1,350,000	6.200%, 11/15/2040	1,402,403
	Royal Bank of Canada
400,000	3.125%, 4/14/2015[c]	410,117
	Toronto-Dominion Bank
465,000	2.200%, 7/29/2015[c]	459,487
	XL Capital, Ltd.
1,350,000	6.250%, 5/15/2027	1,340,421

	Total Financials	12,641,287

Foreign Government (<0.1%)
	Bank Nederlandse Gemeenten NV
660,000	4.375%, 2/16/2021[c]	671,055
	Kommunalbanken AS
450,000	2.750%, 5/5/2015[c]	459,947
	Kreditanstalt fuer Wiederaufbau
205,000	1.250%, 6/15/2012	206,522

	Total Foreign Government	1,337,524

Mortgage-Backed Securities (0.4%)
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
1,800,000	6.000%, 4/1/2041[d]	1,955,250
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
450,000	3.500%, 4/1/2026[d]	451,125
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
9,050,000	4.500%, 4/1/2041[d,e]	9,209,787
450,000	5.000%, 4/1/2041[d]	470,742

	Total Mortgage-Backed Securities	12,086,904

Technology (0.1%)
	Freescale Semiconductor, Inc.
510,000	9.250%, 4/15/2018[c]	558,450
	NXP BV/NXP Funding, LLC
440,000	9.750%, 8/1/2018[c]	492,800
	Seagate HDD Cayman
540,000	7.750%, 12/15/2018[c]	558,900

	Total Technology	1,610,150

Principal Amount	Long-Term Fixed Income (6.7%)	Value
Transportation (<0.1%)
	Delta Air Lines, Inc.
$540,000	9.500%, 9/15/2014[c]	$573,750
	Hertz Corporation
540,000	6.750%, 4/15/2019[c]	535,275

	Total Transportation	1,109,025

U.S. Government and Agencies (1.9%)
	FDIC Structured Sale Guaranteed Notes
185,000	Zero Coupon, 1/7/2012[c]	183,846
185,000	Zero Coupon, 1/7/2014[c]	175,128
	Federal Agricultural Mortgage Corporation
465,000	2.125%, 9/15/2015	463,616
	Federal Home Loan Banks
1,870,000	5.375%, 5/18/2016	2,128,335
2,750,000	5.000%, 11/17/2017	3,084,315
	Federal Home Loan Mortgage Corporation
2,830,000	0.750%, 3/28/2013	2,825,141
920,000	2.500%, 1/7/2014	950,580
1,400,000	4.875%, 6/13/2018	1,556,657
	Federal National Mortgage Association
1,725,000	1.250%, 2/27/2014	1,720,030
735,000	4.375%, 10/15/2015	801,869
505,000	6.250%, 5/15/2029	607,271
	Tennessee Valley Authority
390,000	5.250%, 9/15/2039	409,029
	U.S. Treasury Bonds
755,000	4.625%, 2/15/2040	769,864
	U.S. Treasury Bonds, TIPS
132,436	2.125%, 2/15/2040	140,041
	U.S. Treasury Notes
3,515,000	1.750%, 1/31/2014	3,570,196
800,000	1.250%, 2/15/2014	800,500
9,000,000	2.500%, 4/30/2015	9,245,394
1,035,000	2.000%, 1/31/2016	1,027,480
1,390,000	2.625%, 2/29/2016	1,418,234
3,350,000	3.250%, 3/31/2017	3,471,437
8,210,000	3.625%, 2/15/2021	8,326,738
950,000	7.625%, 2/15/2025	1,326,586
2,250,000	4.375%, 5/15/2040	2,199,735
	U.S. Treasury Notes, TIPS
607,624	3.375%, 1/15/2012	636,772
798,419	2.000%, 1/15/2014	870,027
599,638	1.625%, 1/15/2015	649,998
670,586	0.500%, 4/15/2015	696,048
539,703	2.500%, 7/15/2016	612,563
711,808	2.625%, 7/15/2017	817,523
553,614	1.125%, 1/15/2021	561,701
157,698	2.375%, 1/15/2025	177,028

	Total U.S. Government and Agencies	52,223,682

U.S. Municipals (0.4%)
	California Various Purpose General Obligation Bonds
1,345,000	6.000%, 3/1/2033	1,394,644
	Massachusetts Development Finance Agency Revenue Bonds (Harvard University)
1,345,000	5.000%, 10/15/2040	1,360,225

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
16

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (6.7%)	Value
U.S. Municipals (0.4%) - continued
	New York City Municipal Water Finance Authority Water and Sewer System Revenue Bonds
$1,345,000	5.375%, 6/15/2043	$1,361,611
	New York City Transitional Finance Authority Revenue Bonds
1,345,000	5.000%, 2/1/2035	1,319,203
	New York Dormitory Authority State University Revenue Bonds (Cornell University)
1,345,000	5.000%, 7/1/2035	1,355,787
	North Carolina Capital Facilities Finance Agency Educational Facilities Revenue Bonds (Wake Forest University)
1,345,000	5.000%, 1/1/2038	1,321,530
	Salt River, Arizona Agricultural Improvement and Power District Electric System Revenue Bonds
675,000	5.000%, 1/1/2039	656,201
	St. John the Baptist Parish, Louisiana Revenue Bonds (Marathon Oil Corporation)
1,345,000	5.125%, 6/1/2037	1,223,452

	Total U.S. Municipals	9,992,653

Utilities (0.1%)
	Energy Transfer Partners, LP
375,000	6.625%, 10/15/2036	391,831
675,000	7.500%, 7/1/2038	780,718
	Inergy, LP
540,000	7.000%, 10/1/2018[c]	561,600
	Markwest Energy Partners, LP/Markwest Energy Finance Corporation
540,000	6.500%, 8/15/2021	539,325
	NRG Energy, Inc.
530,000	7.375%, 2/1/2016	548,550

	Total Utilities	2,822,024

	Total Long-Term Fixed Income (cost $175,551,795)	180,964,638

Shares	Preferred Stock (<0.1%)	Value
Financials (<0.1%)
550	Ally Financial, Inc., 7.000%[c,f]	511,775

	Total Financials	511,775

	Total Preferred Stock (cost $521,650)	511,775

Principal Amount	Short-Term Investments (5.4%)[g]	Value
	Alpine Securitization Corporation
4,825,000	0.120%, 4/1/2011	4,825,000

Principal Amount	Short-Term Investments (5.4%)[g]	Value
	Federal Home Loan Bank Discount Notes
5,000,000	0.030%, 4/1/2011	$5,000,000
5,000,000	0.085%, 4/6/2011	4,999,941
5,000,000	0.075%, 4/8/2011	4,999,927
50,140,000	0.080%, 4/13/2011	50,138,663
6,000,000	0.100%, 4/20/2011	5,999,684
	Federal Home Loan Mortgage Corporation Discount Notes
13,525,000	0.090%, 4/19/2011	13,524,391
14,450,000	0.159%, 8/29/2011[h,i]	14,440,545
	Merrill Lynch Repurchase Agreement
36,390,000	0.100%, 4/1/2011[j]	36,390,000
	U.S. Treasury Bills
6,000,000	0.138%, 8/18/2011[h]	5,996,834

	Total Short-Term Investments (at amortized cost)	146,314,985

	Total Investments (cost $2,655,958,950) 100.5%	$2,717,516,833

	Other Assets and Liabilities, Net (0.5%)	(13,928,141)

	Total Net Assets 100.0%	$2,703,588,692

a	Non-income producing security.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 31, 2011.
c

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2011, the value of these investments was $16,241,366 or 0.6% of total net assets.

d	Denotes investments purchased on a when-issued or delayed delivery basis.
e	All or a portion of the security was earmarked to cover written options.
f	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
g	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
h	At March 31, 2011, $17,788,987 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
i	At March 31, 2011, $1,578,966 of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.
j

Repurchase agreement dated March 31, 2011, $36,390,101 maturing April 1, 2011, collateralized by $15,341,233 Federal Home Loan Mortgage Corporation Discount Note, zero coupon due May 4, 2011 and by $21,777,911 Federal Home Loan Mortgage Corporation Discount Note, zero coupon due May 4, 2011.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
17

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$190,273,024
Gross unrealized depreciation	(128,715,141)

Net unrealized appreciation (depreciation)	$61,557,883

Cost for federal income tax purposes	$2,655,958,950

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
18

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2011, in valuing Moderately Aggressive Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Mutual Funds
Equity Mutual Funds	1,577,065,803	1,577,065,803	–	–
Fixed Income Mutual Funds	381,605,588	381,605,588	–	–
Common Stock
Communications Services	881,541	–	881,541	–
Consumer Discretionary	44,632,495	41,404,118	3,228,377	–
Consumer Staples	24,499,110	21,677,271	2,821,839	–
Energy	34,503,316	33,201,658	1,301,658	–
Financials	61,925,419	59,851,720	2,073,699	–
Health Care	59,923,867	59,717,138	206,729	–
Industrials	52,314,649	49,454,476	2,860,173	–
Information Technology	101,940,585	101,733,497	207,088	–
Materials	33,342,595	29,484,819	3,857,776	–
Telecommunications Services	7,924,655	6,186,124	1,738,531	–
Utilities	9,165,812	8,091,570	1,074,242	–
Long-Term Fixed Income
Asset-Backed Securities	11,482,651	–	11,482,651	–
Basic Materials	4,897,557	–	4,897,557	–
Capital Goods	1,188,988	–	1,188,988	–
Collateralized Mortgage Obligations	19,313,940	–	19,313,940	–
Commercial Mortgage-Backed Securities	25,053,505	–	25,053,505	–
Communications Services	7,547,058	–	7,547,058	–
Consumer Cyclical	4,677,567	–	4,677,567	–
Consumer Non-Cyclical	8,575,797	–	8,575,797	–
Energy	4,404,326	–	4,404,326	–
Financials	12,641,287	–	12,641,287	–
Foreign Government	1,337,524	–	1,337,524	–
Mortgage-Backed Securities	12,086,904	–	12,086,904	–
Technology	1,610,150	–	1,610,150	–
Transportation	1,109,025	–	1,109,025	–
U.S. Government and Agencies	52,223,682	–	52,223,682	–
U.S. Municipals	9,992,653	–	9,992,653	–
Utilities	2,822,024	–	2,822,024	–
Preferred Stock
Financials	511,775	–	511,775	–
Short-Term Investments	146,314,985	–	146,314,985	–

Total	$2,717,516,833	$2,369,473,782	$348,043,051	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	3,500,307	3,500,307	–	–
Credit Default Swaps	236,362	–	236,362	–

Total Asset Derivatives	$3,736,669	$3,500,307	$236,362	$–

Liability Derivatives
Futures Contracts	7,097,564	7,097,564	–	–
Call Options Written	2,969	–	–	2,969
Credit Default Swaps	66,400	–	66,400	–

Total Liability Derivatives	$7,166,933	$7,097,564	$66,400	$2,969

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
19

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Moderately Aggressive Allocation Portfolio.

Other Financial Instruments	Value December 31, 2010	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)*	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Value March 31, 2011
Liability Derivatives Call Options Written	–	–	(2,969)	–	–	–	–	(2,969)

Total	$–	$–	($ 2,969)	$–	$–	$–	$–	($ 2,969)

* Includes the change in net unrealized appreciation/(depreciation) on level 3 securities held on March 31, 2011 of ($2,969).

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(110)	June 2011	($23,974,509)	($23,993,750)	($19,241)
5-Yr. U.S. Treasury Bond Futures	(380)	June 2011	(44,670,364)	(44,379,843)	290,521
10-Yr. U.S. Treasury Bond Futures	(155)	June 2011	(18,647,965)	(18,449,844)	198,121
E-Mini MSCI EAFE Index Futures	455	June 2011	37,923,113	38,379,251	456,138
Russell 2000 Index Mini-Futures	(961)	June 2011	(76,834,545)	(80,887,370)	(4,052,825)
S&P 400 Index Mini-Futures	(841)	June 2011	(79,981,203)	(83,006,701)	(3,025,498)
S&P 500 Index Futures	518	June 2011	168,513,973	171,069,500	2,555,527
Total Futures Contracts					($3,597,257)

Call Options Written	Number of Contracts	Exercise Price	Expiration Date	Value	Unrealized Gain/(Loss)
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1	$100.88	April 2011	($9,531)	($2,969)
Total Call Options Written				($9,531)	($2,969)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 15, 5 Year, at 5.00%; Bank of America	Buy	12/20/2015	$12,000,000	$517,200	($416,197)	$101,003
CDX HY, Series 15, 5 Year, at 5.00%; J.P. Morgan Chase and Co.	Buy	12/20/2015	15,000,000	655,605	(520,246)	135,359
CDX HY, Series 15, 5 Year, at 5.00%; J.P. Morgan Chase and Co.	Buy	12/20/2015	15,000,000	453,847	(520,247)	(66,400)
Total Credit Default Swaps					($1,456,690)	$169,962

1

As the buyer of protection, Moderately Aggressive Allocation Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately Aggressive Allocation Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.

2	The maximum potential amount of future payments Moderately Aggressive Allocation Portfolio could be required to make as the seller or receive as the buyer of protection.
3

The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
20

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderately Aggressive Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2010	Gross Purchases	Gross Sales	Shares Held at March 31, 2011	Value March 31, 2011	Income Earned January 1, 2011 - March 31, 2011
Real Estate Securities	$75,400,485	$–	$–	5,203,119	$80,420,975	$–
Partner Small Cap Growth	65,317,912	–	–	5,056,075	72,836,801	–
Partner Small Cap Value	65,377,232	–	–	3,429,481	70,126,035	–
Small Cap Stock	57,345,023	–	–	4,528,335	61,847,546	–
Mid Cap Growth II	66,948,352	–	–	6,726,855	70,117,373	–
Partner Mid Cap Value	82,249,173	–	–	6,145,106	87,004,871	–
Mid Cap Stock	172,344,241	–	–	14,064,899	187,959,092	–
Partner Worldwide Allocation	144,480,301	–	–	16,469,121	147,293,227	–
Partner International Stock	207,790,968	–	–	19,469,938	213,571,593	–
Large Cap Growth II	155,203,606	–	–	22,363,632	162,129,623	–
Large Cap Value	197,661,302	–	–	18,426,522	209,448,748	–
Large Cap Stock	184,085,048	–	–	21,655,536	192,916,175	–
Equity Income Plus	20,090,748	–	–	2,217,865	21,393,744	–
High Yield	103,387,730	6,131,339	10,767,214	20,547,723	100,733,155	1,962,833
Income	172,852,335	8,076,683	152,525	18,152,760	182,006,834	2,102,422
Limited Maturity Bond	94,786,105	4,033,070	87,157	10,071,677	98,865,599	619,219
Total Value and Income Earned	1,865,320,561				1,958,671,391	4,684,474

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
21

Moderate Allocation Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Mutual Funds (73.4%)	Value
Equity Mutual Funds (42.0%)
6,860,853	Thrivent Real Estate Securities Portfolio	$106,043,398
4,491,902	Thrivent Partner Small Cap Growth Portfolio[a]	64,709,439
4,226,133	Thrivent Partner Small Cap Value Portfolio	86,415,964
3,596,908	Thrivent Small Cap Stock Portfolio	49,126,209
2,827,144	Thrivent Mid Cap Growth Portfolio IIa	29,468,734
5,840,733	Thrivent Partner Mid Cap Value Portfolio	82,695,429
11,618,400	Thrivent Mid Cap Stock Portfolio	155,264,806
23,788,143	Thrivent Partner Worldwide Allocation Portfolio	212,751,637
17,540,407	Thrivent Partner International Stock Portfolio	192,405,987
21,793,027	Thrivent Large Cap Growth Portfolio II	157,992,907
25,637,117	Thrivent Large Cap Value Portfolio	291,409,415
20,066,761	Thrivent Large Cap Stock Portfolio	178,762,732
2,922,765	Thrivent Equity Income Plus Portfolio	28,193,284

	Total Equity Mutual Funds	1,635,239,941

Fixed Income Mutual Funds (31.4%)
30,178,257	Thrivent High Yield Portfolio	147,945,886
52,828,186	Thrivent Income Portfolio	529,676,523
55,354,566	Thrivent Limited Maturity Bond Portfolio	543,371,486

	Total Fixed Income Mutual Funds	1,220,993,895

	Total Mutual Funds (cost $2,839,253,791)	2,856,233,836

Shares	Common Stock (11.9%)	Value
Communications Services (<0.1%)
18,900	Hellenic Telecommunications Organization SA	211,034
4,000	Nippon Telegraph & Telephone Corporation	178,660
14,200	Telekom Austria AG	207,834
23,300	TeliaSonera AB	201,372

	Total Communications Services	798,900

Consumer Discretionary (1.2%)
5,000	Aisin Seiki Company, Ltd.	173,806
14,650	Amazon.com, Inc.[a]	2,638,904
12,480	Autoliv, Inc.	926,390
1,800	Carlsberg AS	193,561
70,100	Carnival Corporation	2,689,036
12,800	Daihatsu Motor Company, Ltd.	186,587
2,400	Daito Trust Construction Company, Ltd.	165,085
40,950	Darden Restaurants, Inc.	2,011,873
9,305	Dollar Tree, Inc.[a]	516,614
113,733	Foot Locker, Inc.	2,242,815
204,500	Ford Motor Company[a]	3,049,095
44,800	Isuzu Motors, Ltd.	177,722
49,900	Kingfisher plc	196,566

Shares	Common Stock (11.9%)	Value
Consumer Discretionary (1.2%) - continued
32,540	Lowe’s Companies, Inc.	$860,032
34,992	Macy’s, Inc.	848,906
2,400	Netflix, Inc.[a]	569,592
6,300	Next plc	199,888
24,120	Omnicom Group, Inc.	1,183,327
23,559	Panera Bread Company[a]	2,991,993
30,750	Phillips-Van Heusen Corporation	1,999,672
222,872	Pier 1 Imports, Inc.[a]	2,262,151
1,800	Priceline.com, Inc.[a]	911,592
6,700	ProSiebenSat.1 Media AG	195,650
3,500	Publicis Groupe SA	196,156
15,000	Reed Elsevier NV	193,516
47,789	Signet Jewelers, Ltd.[a]	2,199,250
2,900	Sodexo	211,895
38,390	Staples, Inc.	745,534
2,500	The Swatch Group AG	198,264
18,970	Time Warner Cable, Inc.	1,353,320
54,400	TJX Companies, Inc.	2,705,312
7,100	Vivendi SA	202,548
1,300	Volkswagen AG	198,798
11,900	Volvo ABa	209,179
44,965	Walt Disney Company	1,937,542
34,154	Warnaco Group, Inc.[a]	1,953,267
19,900	Williams-Sonoma, Inc.	805,950
153,400	Yum! Brands, Inc.	7,881,692

	Total Consumer Discretionary	48,183,080

Consumer Staples (0.7%)
45,395	Anheuser-Busch InBev NV ADR	2,595,232
12,500	Associated British Foods plc	198,893
13,800	Autogrill SPA[a]	194,080
2,100	Casino Guichard Perrachon SA	198,810
49,268	Corn Products International, Inc.	2,553,068
10,130	Diageo plc ADR	772,109
20,816	Flowers Foods, Inc.	566,820
4,300	Heineken Holding NV	206,498
22,904	Herbalife, Ltd.	1,863,469
33,300	J Sainsbury plc	178,877
12,600	Jeronimo Martins SGPS SA	202,338
14,900	Koninklijke (Royal) Ahold NV	199,830
49,712	Kraft Foods, Inc.	1,558,968
36,400	Marks and Spencer Group plc	196,475
8,000	McDonald’s Holdings Company Japan, Ltd.	193,519
4,300	MEIJI Holdings Company, Ltd.	173,040
3,500	Nestle SA	200,428
165,666	Philip Morris International, Inc.	10,872,660
7,100	Suedzucker AG	197,824
6,300	Swedish Match AB	209,159
14,661	TreeHouse Foods, Inc.[a]	833,771
49,530	Walgreen Company	1,988,134

	Total Consumer Staples	26,154,002

Energy (1.0%)
8,213	Alpha Natural Resources, Inc.[a]	487,606
38,410	Apache Corporation	5,028,637
52,799	Arch Coal, Inc.	1,902,876
57,160	Baker Hughes, Inc.	4,197,259
20,146	BP plc ADR	889,245
12,500	Caltex Australia, Ltd.	201,683
26,930	Chevron Corporation	2,893,090
29,320	ConocoPhillips	2,341,495

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
22

Moderate Allocation Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Common Stock (11.9%)	Value
Energy (1.0%) - continued
52,800	Cosmo Oil Company, Ltd.	$163,817
8,000	Eni SPA	196,304
28,610	ENSCO International plc ADR	1,654,802
85,192	Forest Oil Corporation[a]	3,222,813
168,998	International Coal Group, Inc.[a]	1,909,677
14,683	National Oilwell Varco, Inc.	1,163,922
29,911	Oil States International, Inc.[a]	2,277,424
4,600	OMV AG	207,964
75,232	Patriot Coal Corporation[a]	1,943,243
5,900	Repsol YPF SA	202,222
5,600	Royal Dutch Shell plc	203,346
23,731	Schlumberger, Ltd.	2,213,153
53,279	Swift Energy Company[a]	2,273,948
43,000	Weatherford International, Ltd.[a]	971,800
11,800	Whiting Petroleum Corporation[a]	866,710

	Total Energy	37,413,036

Financials (1.7%)
17,700	Affiliated Managers Group, Inc.[a]	1,935,849
134,600	AFLAC, Inc.	7,104,188
1,400	Allianz AG	196,040
13,208	Ameriprise Financial, Inc.	806,745
7,910	Aon Corporation	418,914
97,405	Bank of America Corporation	1,298,409
10,500	BlackRock, Inc.	2,110,605
2,700	BNP Paribas SA	197,387
16,420	Capital One Financial Corporation	853,183
155,010	Citigroup, Inc.[a]	685,144
40,960	Comerica, Inc.	1,504,051
36,989	Duke Realty Corporation	518,216
13,600	Endurance Specialty Holdings, Ltd.	663,952
31,743	Equity One, Inc.	595,816
3,900	Erste Group Bank AG	196,950
64,787	Fifth Third Bancorp	899,244
60,900	Franklin Resources, Inc.	7,617,372
14,680	Goldman Sachs Group, Inc.	2,326,340
32,900	Gunma Bank, Ltd.	174,473
3,500	Hannover Rueckversicherung AG	191,096
10,315	Hanover Insurance Group, Inc.	466,754
32,763	HCC Insurance Holdings, Inc.	1,025,810
42,946	Host Hotels & Resorts, Inc.	756,279
4,008	IntercontinentalExchange, Inc.[a]	495,148
5,000	iShares MSCI EAFE Index Fund	300,450
5,717	iShares Russell 2000 Index Fund	481,200
158,450	Itau Unibanco Holding SA ADR	3,810,722
95,799	J.P. Morgan Chase & Company	4,416,334
69,320	LaSalle Hotel Properties	1,871,640
12,907	Lazard, Ltd.	536,673
13,900	London Stock Exchange Group plc	185,650
11,400	M&T Bank Corporation	1,008,558
17,180	MetLife, Inc.	768,461
28,054	Morgan Stanley	766,435
1,200	Muenchener Rueckversicherungs- Gesellschaft AG	188,776
61,000	Nishi-Nippon City Bank, Ltd.	175,252
37,370	Northern Trust Corporation	1,896,528
175,400	Ocwen Financial Corporation[a]	1,932,908
14,600	Pohjola Bank plc	198,646
829,095	Popular, Inc.[a]	2,412,666
37,592	Principal Financial Group, Inc.	1,207,079
6,800	Schroders plc	189,429

Shares	Common Stock (11.9%)	Value
Financials (1.7%) - continued
42,207	SVB Financial Group[a]	$2,402,845
73,182	Texas Capital Bancshares, Inc.[a]	1,902,000
61,940	Unum Group	1,625,925
31,134	W.R. Berkley Corporation	1,002,826
43,200	Wells Fargo & Company	1,369,440
111,083	Zions Bancorporation	2,561,574

	Total Financials	66,249,982

Health Care (1.7%)
173,590	Abbott Laboratories	8,514,590
33,400	Aetna, Inc.	1,250,162
7,100	Alexion Pharmaceuticals, Inc.[a]	700,628
100,267	Align Technology, Inc.[a]	2,053,468
19,250	Allergan, Inc.	1,367,135
4,100	AstraZeneca plc	188,353
144,800	Baxter International, Inc.	7,785,896
19,381	C.R. Bard, Inc.	1,924,727
11,324	Celgene Corporation[a]	651,470
13,713	Community Health Systems, Inc.[a]	548,383
34,797	Covance, Inc.[a]	1,904,092
19,248	Coventry Health Care, Inc.[a]	613,819
25,620	Covidien plc	1,330,703
224,200	Eli Lilly and Company	7,885,114
23,960	HCA Holdings, Inc.[a]	811,525
81,124	Health Net, Inc.[a]	2,652,755
11,580	Johnson & Johnson	686,115
53,405	LifePoint Hospitals, Inc.[a]	2,145,813
36,100	McKesson Corporation	2,853,705
135,808	Mylan, Inc.[a]	3,078,767
23,000	Omnicare, Inc.	689,770
82,432	Pfizer, Inc.	1,674,194
78,341	PSS World Medical, Inc.[a]	2,126,958
9,300	Quest Diagnostics, Inc.	536,796
51,297	Thermo Fisher Scientific, Inc.[a]	2,849,548
28,780	United Therapeutics Corporation[a]	1,928,836
59,466	UnitedHealth Group, Inc.	2,687,863
7,210	Varian Medical Systems, Inc.[a]	487,684
11,239	Vertex Pharmaceuticals, Inc.[a]	538,685
6,100	Waters Corporation[a]	530,090
21,342	Zimmer Holdings, Inc.[a]	1,291,831

	Total Health Care	64,289,475

Industrials (1.4%)
20	A P Moller - Maersk AS	187,700
13,700	Asahi Glass Company, Ltd.	172,364
1,300	Axel Springer AG	210,126
46,430	Boeing Company	3,432,570
27,540	Caterpillar, Inc.	3,066,579
20	Central Japan Railway Company	158,544
12,587	Chicago Bridge and Iron Company	511,787
1,400	Christian Dior SA	197,223
7,699	CSX Corporation	605,141
72,240	Deluxe Corporation	1,917,250
3,400	Eiffage SA	204,352
70,381	EMCOR Group, Inc.[a]	2,179,700
75,520	Emerson Electric Company	4,412,634
8,082	Expeditors International of Washington, Inc.	405,231
33,400	FirstGroup plc	174,624
63,990	FTI Consulting, Inc.[a]	2,452,737
23,000	Fuji Heavy Industries, Ltd.	148,610
84,500	General Electric Company	1,694,225

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
23

Moderate Allocation Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Common Stock (11.9%)	Value
Industrials (1.4%) - continued
16,822	Honeywell International, Inc.	$1,004,442
75,000	IHI Corporation	182,799
95,573	Knight Transportation, Inc.	1,839,780
95,700	Lockheed Martin Corporation	7,694,280
191,555	Manitowoc Company, Inc.	4,191,223
9,100	Manpower, Inc.	572,208
94,447	Oshkosh Corporation[a]	3,341,535
16,651	Parker Hannifin Corporation	1,576,517
16,300	Republic Services, Inc.	489,652
11,970	Rockwell Collins, Inc.	776,015
44,300	SembCorp Marine, Ltd.	205,372
86,266	Shaw Group, Inc.[a]	3,054,679
11,048	Siemens AG ADR	1,517,332
88,000	Sojitz Corporation	175,028
8,909	SPX Corporation	707,286
13,000	Sumitomo Corporation	185,786
39,800	Teledyne Technologies, Inc.[a]	2,058,058
17,750	Textron, Inc.	486,173
14,800	TUI AGa	176,694
14,800	Tyco International, Ltd.	662,596
10,857	United Technologies Corporation	919,045
5,400	Wartsila Corporation	210,487
14,480	WESCO International, Inc.[a]	905,000

	Total Industrials	55,063,384

Information Technology (2.9%)
147,600	Accenture plc	8,113,572
36,200	Akamai Technologies, Inc.[a]	1,375,600
10,700	Alliance Data Systems Corporation[a]	919,023
22,105	Apple, Inc.[a]	7,702,487
41,776	ASML Holding NVa	1,859,032
6,100	Baidu.com, Inc. ADR[a]	840,641
39,650	Broadcom Corporation	1,561,417
358,197	Brocade Communications[a]	2,202,912
13,150	Cognizant Technology Solutions Corporation[a]	1,070,410
47,335	CommVault Systems, Inc.[a]	1,887,720
52,425	Compuware Corporation[a]	605,509
56,150	Corning, Inc.	1,158,374
19,074	eBay, Inc.[a]	592,057
189,560	EMC Corporation[a]	5,032,818
7,650	F5 Networks, Inc.[a]	784,661
9,958	Google, Inc.[a]	5,837,479
97,691	GSI Commerce, Inc.[a]	2,859,416
36,250	Hewlett-Packard Company	1,485,163
18,300	Infineon Technologies AG	186,685
37,495	Informatica Corporation[a]	1,958,364
57,571	International Business Machines Corporation	9,388,103
16,124	Juniper Networks, Inc.[a]	678,498
10,800	Lam Research Corporation[a]	611,928
31,000	MasterCard, Inc.	7,803,320
335,440	Microsoft Corporation	8,506,758
118,655	Monster Worldwide, Inc.[a]	1,886,614
26,846	Netlogic Microsystems, Inc.[a]	1,128,069
32,250	NXP Semiconductors NVa	966,371
140,700	Oracle Corporation	4,695,159
60,766	Plantronics, Inc.	2,225,251
66,194	Plexus Corporation[a]	2,320,762
97,556	PMC-Sierra, Inc.[a]	731,670
62,000	QUALCOMM, Inc.	3,399,460
74,473	Quest Software, Inc.[a]	1,890,869
9,532	Salesforce.com, Inc.[a]	1,273,285

Shares	Common Stock (11.9%)	Value
Information Technology (2.9%) - continued
32,661	TE Connectivity, Ltd.	$1,137,256
176,134	Teradyne, Inc.[a]	3,136,947
110,980	TIBCO Software, Inc.[a]	3,024,205
41,500	ValueClick, Inc.[a]	600,090
18,300	VeriFone Systems, Inc.[a]	1,005,585
13,900	Visa, Inc.	1,023,318
31,900	VMware, Inc.[a]	2,601,126
146,090	Xerox Corporation	1,555,858
48,718	Xilinx, Inc.	1,597,950

	Total Information Technology	111,221,792

Materials (0.9%)
12,204	Albemarle Corporation	729,433
13,450	Allegheny Technologies, Inc.	910,834
27,900	Asahi Kasei Corporation	187,908
34,200	Balfour Beatty plc	188,363
2,300	BASF SE	198,529
5,000	BHP Billiton plc	197,944
9,400	Boliden AB	202,235
14,500	CF Industries Holdings, Inc.	1,983,455
30,000	Daido Steel Company, Ltd.	170,804
21,870	Dow Chemical Company	825,593
41,324	E.I. du Pont de Nemours and Company	2,271,580
168,700	Freeport-McMoRan Copper & Gold, Inc.	9,371,285
3,700	Henkel AG & Company KGaA	193,311
81,900	International Paper Company	2,471,742
19,000	ITOCHU Corporation	198,832
25,900	Marubeni Corporation	186,138
27,900	Mitsubishi Chemical Holdings Corporation	175,743
54,000	Mitsui Chemicals, Inc.	191,676
51,000	Mitsui Mining and Smelting Company, Ltd.	177,361
108,200	Monsanto Company	7,818,532
121,300	OZ Minerals, Ltd.	200,293
2,300	Rio Tinto, Ltd.	201,590
9,637	Sigma-Aldrich Corporation	613,299
18,122	Silgan Holdings, Inc.	691,173
39,230	Steel Dynamics, Inc.	736,347
17,500	Stora Enso Oyj	208,341
29,600	Temple-Inland, Inc.	692,640
61,000	Ube Industries, Ltd.	194,201
9,900	UPM-Kymmene Oyj[a]	209,326
86,300	Vale SA SP ADR	2,878,105
4,300	Voestalpine AG	202,080

	Total Materials	35,478,693

Telecommunications Services (0.2%)
36,370	AT&T, Inc.	1,112,922
65,900	BT Group plc	195,797
9,100	France Telecom SA	204,332
12,100	Koninklijke (Royal) KPN NV	206,334
3,100	Mobistar SA	214,791
93,150	NII Holdings, Inc.[a]	3,881,560
100	NTT DoCoMo, Inc.	174,575
400	Swisscom AG	178,428
146,300	Telecom Italia SPA	196,518
7,800	Telefonica SA	195,664
13,090	Telephone & Data Systems, Inc.	441,133

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
24

Moderate Allocation Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Common Stock (11.9%)	Value
Telecommunications Services (0.2%) - continued
48,016	Verizon Communications, Inc.	$1,850,537

	Total Telecommunications Services	8,852,591

Utilities (0.2%)
10,204	Alliant Energy Corporation	397,242
57,370	American Electric Power Company, Inc.	2,015,982
36,400	Centrica plc	189,807
29,800	CMS Energy Corporation	585,272
11,700	Gas Natural SDG SA	219,705
8,000	Hokuriku Electric Power Company	181,265
40,273	NV Energy, Inc.	599,665
12,400	Public Power Corporation SA	215,216
48,461	Southwest Gas Corporation	1,888,525
7,000	The Kansai Electric Power Company, Inc.	152,526
76,905	UGI Corporation	2,530,175
14,680	Xcel Energy, Inc.	350,705

	Total Utilities	9,326,085

	Total Common Stock (cost $409,950,671)	463,031,020

Principal Amount	Long-Term Fixed Income (8.4%)	Value
Asset-Backed Securities (0.6%)
	Citigroup Mortgage Loan Trust, Inc.
4,724,055	0.400%, 8/25/2036[b]	4,028,915
	GSAMP Trust
4,648,011	0.430%, 2/25/2036[b]	4,044,783
	J.P. Morgan Mortgage Acquisition Corporation
5,300,000	5.461%, 10/25/2036	4,270,724
	Morgan Stanley Capital, Inc.
4,898,945	0.400%, 2/25/2037[b]	3,267,057
	Renaissance Home Equity Loan Trust
6,500,000	6.011%, 5/25/2036	4,231,442
3,990,918	5.580%, 11/25/2036	3,139,077

	Total Asset-Backed Securities	22,981,998

Basic Materials (0.3%)
	ArcelorMittal
3,500,000	7.000%, 10/15/2039	3,509,366
	Dow Chemical Company
3,500,000	4.250%, 11/15/2020	3,342,615
	FMG Finance, Pty., Ltd.
740,000	7.000%, 11/1/2015[c]	767,750
	Georgia-Pacific, LLC
660,000	8.000%, 1/15/2024	754,050
	Lyondell Chemical Company
670,000	11.000%, 5/1/2018	752,075
	Novelis, Inc.
740,000	8.375%, 12/15/2017[c]	801,050

	Total Basic Materials	9,926,906

Capital Goods (<0.1%)
	Associated Materials, LLC
740,000	9.125%, 11/1/2017[c]	791,800

Principal Amount	Long-Term Fixed Income (8.4%)	Value
Capital Goods (<0.1%) - continued
	Case New Holland, Inc.
$730,000	7.875%, 12/1/2017[c]	$811,212

	Total Capital Goods	1,603,012

Collateralized Mortgage Obligations (1.2%)
	Citigroup Mortgage Loan Trust, Inc.
1,839,025	5.500%, 11/25/2035	1,659,552
	CitiMortgage Alternative Loan Trust
6,168,864	5.750%, 4/25/2037	4,953,696
	Countrywide Alternative Loan Trust
2,902,239	6.000%, 4/25/2036	2,290,058
1,226,400	6.000%, 1/25/2037	872,060
7,181,859	5.500%, 5/25/2037	5,556,705
6,373,730	7.000%, 10/25/2037	4,219,486
	Countrywide Home Loans, Inc.
4,094,728	5.750%, 4/25/2037	3,770,749
	Deutsche Alt-A Securities, Inc.
1,370,587	5.500%, 10/25/2021	1,303,001
2,459,404	6.000%, 10/25/2021	2,163,462
	GSR Mortgage Loan Trust
3,676,050	0.440%, 8/25/2046[b]	3,010,891
	HomeBanc Mortgage Trust
2,602,323	4.909%, 4/25/2037	1,755,787
	J.P. Morgan Mortgage Trust
2,542,319	5.037%, 6/25/2036	2,297,105
668,045	5.676%, 10/25/2036	601,455
	MASTR Alternative Loans Trust
1,372,659	6.500%, 7/25/2034	1,439,181
	Merrill Lynch Alternative Note Asset Trust
1,438,457	6.000%, 3/25/2037	1,186,979
	Sequoia Mortgage Trust
2,329,038	5.486%, 9/20/2046	610,848
	WaMu Mortgage Pass Through Certificates
841,463	5.846%, 9/25/2036	748,003
2,906,949	5.976%, 10/25/2036	2,751,398
4,603,401	5.424%, 11/25/2036	4,132,956

	Total Collateralized Mortgage Obligations	45,323,372

Commercial Mortgage-Backed Securities (1.3%)
	Banc of America Commercial Mortgage, Inc.
7,200,000	5.689%, 4/10/2049	7,642,015
4,975,000	5.658%, 6/10/2049	5,254,625
	Bear Stearns Commercial Mortgage Securities, Inc.
3,500,000	5.331%, 2/11/2044	3,666,558
	Citigroup/Deutsche Bank Commercial Mortgage
3,000,000	5.322%, 12/11/2049	3,153,243
	Credit Suisse First Boston Mortgage Securities
7,200,000	5.542%, 1/15/2049	7,468,459
	Credit Suisse Mortgage Capital Certificates
3,600,000	5.509%, 9/15/2039	3,541,100

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
25

Moderate Allocation Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (8.4%)	Value
Commercial Mortgage-Backed Securities (1.3%) - continued
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificate
$593,544	3.342%, 12/25/2019	$596,546
	Government National Mortgage Association
600,946	2.164%, 3/16/2033	605,972
569,744	3.214%, 1/16/2040	584,913
	Greenwich Capital Commercial Funding Corporation
4,650,000	5.867%, 12/10/2049	4,577,093
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
5,500,000	5.738%, 2/12/2049	5,457,034
	Morgan Stanley Capital, Inc.
2,650,000	5.406%, 3/15/2044	2,582,743
	Wachovia Bank Commercial Mortgage Trust
5,400,000	5.603%, 10/15/2048	5,478,435

	Total Commercial Mortgage- Backed Securities	50,608,736

Communications Services (0.3%)
	Cablevision Systems Corporation
740,000	8.625%, 9/15/2017	823,250
	CBS Corporation
1,750,000	7.875%, 7/30/2030	2,031,505
1,750,000	5.900%, 10/15/2040	1,636,707
	CCO Holdings, LLC
710,000	7.000%, 1/15/2019	727,750
	Cox Communications, Inc.
3,500,000	6.950%, 6/1/2038[c]	3,832,528
	Cricket Communications, Inc.
650,000	7.750%, 10/15/2020	654,875
	Frontier Communications Corporation
765,000	8.250%, 4/15/2017	826,200
	Intelsat Jackson Holdings, Ltd.
730,000	8.500%, 11/1/2019[c]	784,750
	NII Capital Corporation
730,000	7.625%, 4/1/2021	746,425
	Virgin Media Finance plc
670,000	9.500%, 8/15/2016	762,125
	Wind Acquisition Finance
737,000	SA 7.250%, 2/15/2018[c]	770,165

	Total Communications Services	13,596,280

Consumer Cyclical (0.2%)
	Goodyear Tire & Rubber Company
730,000	8.250%, 8/15/2020	781,100
	Home Depot, Inc.
3,500,000	5.875%, 12/16/2036	3,478,979
	Macy’s Retail Holdings, Inc.
630,000	8.375%, 7/15/2015	732,375
	MGM Resorts International
630,000	11.125%, 11/15/2017	721,350
	Rite Aid Corporation
740,000	7.500%, 3/1/2017	740,000

Principal Amount	Long-Term Fixed Income (8.4%)	Value
Consumer Cyclical (0.2%) - continued
	Starwood Hotels & Resorts Worldwide, Inc.
$740,000	6.750%, 5/15/2018	$803,825
	West Corporation
740,000	7.875%, 1/15/2019[c]	753,875

	Total Consumer Cyclical	8,011,504

Consumer Non-Cyclical (0.5%)
	Altria Group, Inc.
3,500,000	9.950%, 11/10/2038	4,881,786
	Anheuser-Busch Companies, Inc.
1,750,000	6.450%, 9/1/2037	1,974,712
	Anheuser-Busch InBev Worldwide, Inc.
1,750,000	8.200%, 1/15/2039	2,380,833
	HCA, Inc.
660,000	9.625%, 11/15/2016	711,150
	JBS USA, LLC/JBS USA Finance, Inc.
620,000	11.625%, 5/1/2014	719,200
	Kraft Foods, Inc.
1,750,000	5.375%, 2/10/2020	1,847,555
1,750,000	7.000%, 8/11/2037	1,967,464
	Mylan, Inc.
670,000	7.875%, 7/15/2020[c]	728,625
	Reynolds Group Holdings, Ltd.
730,000	6.875%, 2/15/2021[c]	735,475
	UnitedHealth Group, Inc.
1,750,000	6.875%, 2/15/2038	1,963,014
1,750,000	5.700%, 10/15/2040	1,706,073

	Total Consumer Non-Cyclical	19,615,887

Energy (0.2%)
	Denbury Resources, Inc.
740,000	9.750%, 3/1/2016	834,350
	Linn Energy, LLC
730,000	7.750%, 2/1/2021[c]	779,275
	Pioneer Natural Resources Company
735,000	7.500%, 1/15/2020	827,778
	Plains Exploration & Production Company
730,000	7.625%, 6/1/2018	781,100
	SandRidge Energy, Inc.
740,000	8.000%, 6/1/2018[c]	775,150
	Weatherford International, Ltd.
3,500,000	6.750%, 9/15/2040	3,628,051

	Total Energy	7,625,704

Financials (0.7%)
	Achmea Hypotheekbank NV
610,000	3.200%, 11/3/2014[c]	631,701
	Bank of Nova Scotia
600,000	1.450%, 7/26/2013[c]	601,424
	Canadian Imperial Bank of Commerce
610,000	2.600%, 7/2/2015[c]	613,383
	Cie de Financement Foncier
600,000	2.250%, 3/7/2014[c]	599,978
	CIT Group, Inc.
766,555	7.000%, 5/1/2017	767,513
	Dexia Credit Local SA
600,000	2.750%, 4/29/2014[c]	596,164

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
26

Moderate Allocation Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (8.4%)	Value
Financials (0.7%) - continued
	General Electric Capital Corporation
$3,500,000	6.750%, 3/15/2032	$3,845,943
	HCP, Inc.
3,500,000	6.750%, 2/1/2041	3,615,591
	Health Care REIT, Inc.
1,400,000	6.500%, 3/15/2041	1,351,836
	Icahn Enterprises, LP
770,000	8.000%, 1/15/2018	791,175
	International Bank for Reconstruction & Development
600,000	2.375%, 5/26/2015	611,309
	Morgan Stanley Dean Witter & Company
3,500,000	7.250%, 4/1/2032	4,092,554
	Prudential Financial, Inc.
3,500,000	6.200%, 11/15/2040	3,635,860
	Royal Bank of Canada
550,000	3.125%, 4/14/2015[c]	563,911
	Toronto-Dominion Bank
610,000	2.200%, 7/29/2015[c]	602,768
	XL Capital, Ltd.
3,500,000	6.250%, 5/15/2027	3,475,164

	Total Financials	26,396,274

Foreign Government (<0.1%)
	Bank Nederlandse Gemeenten NV
850,000	4.375%, 2/16/2021[c]	864,238
	Kommunalbanken AS
600,000	2.750%, 5/5/2015[c]	613,262
	Kreditanstalt fuer Wiederaufbau
295,000	1.250%, 6/15/2012	297,190

	Total Foreign Government	1,774,690

Mortgage-Backed Securities (0.4%)
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
2,400,000	6.000%, 4/1/2041[d]	2,607,000
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
600,000	3.500%, 4/1/2026[d]	601,500
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
11,400,000	4.500%, 4/1/2041[d,e]	11,601,279
600,000	5.000%, 4/1/2041[d]	627,656

	Total Mortgage-Backed Securities	15,437,435

Technology (0.1%)
	Freescale Semiconductor, Inc.
700,000	9.250%, 4/15/2018[c]	766,500
	NXP BV/NXP Funding, LLC
600,000	9.750%, 8/1/2018[c]	672,000
	Seagate HDD Cayman
710,000	7.750%, 12/15/2018[c]	734,850

	Total Technology	2,173,350

Principal Amount	Long-Term Fixed Income (8.4%)	Value
Transportation (<0.1%)
	Delta Air Lines, Inc.
$740,000	9.500%, 9/15/2014[c]	$786,250
	Hertz Corporation
740,000	6.750%, 4/15/2019[c]	733,525

	Total Transportation	1,519,775

U.S. Government and Agencies (1.8%)
	FDIC Structured Sale Guaranteed Notes
240,000	Zero Coupon, 1/7/2012[c]	238,502
240,000	Zero Coupon, 1/7/2014[c]	227,194
	Federal Agricultural Mortgage Corporation
600,000	2.125%, 9/15/2015	598,214
	Federal Home Loan Banks
2,400,000	5.375%, 5/18/2016	2,731,553
3,500,000	5.000%, 11/17/2017	3,925,492
	Federal Home Loan Mortgage Corporation
3,640,000	0.750%, 3/28/2013	3,633,750
1,200,000	2.500%, 1/7/2014	1,239,887
1,675,000	4.875%, 6/13/2018	1,862,429
	Federal National Mortgage Association
2,250,000	1.250%, 2/27/2014	2,243,518
910,000	4.375%, 10/15/2015	992,791
680,000	6.250%, 5/15/2029	817,712
	Tennessee Valley Authority
520,000	5.250%, 9/15/2039	545,372
	U.S. Treasury Bonds
1,020,000	4.625%, 2/15/2040	1,040,082
	U.S. Treasury Bonds, TIPS
178,280	2.125%, 2/15/2040	188,517
	U.S. Treasury Notes
4,665,000	1.750%, 1/31/2014	4,738,254
915,000	1.250%, 2/15/2014	915,572
12,950,000	2.500%, 4/30/2015	13,303,095
1,225,000	2.000%, 1/31/2016	1,216,099
1,785,000	2.625%, 2/29/2016	1,821,257
4,350,000	3.250%, 3/31/2017	4,507,687
11,235,000	3.625%, 2/15/2021	11,394,750
1,250,000	7.625%, 2/15/2025	1,745,507
2,975,000	4.375%, 5/15/2040	2,908,538
	U.S. Treasury Notes, TIPS
768,831	3.375%, 1/15/2012	805,711
995,044	2.000%, 1/15/2014	1,084,288
807,205	1.625%, 1/15/2015	874,997
878,875	0.500%, 4/15/2015	912,245
708,702	2.500%, 7/15/2016	804,376
918,976	2.625%, 7/15/2017	1,055,459
729,763	1.125%, 1/15/2021	740,424
198,582	2.375%, 1/15/2025	222,924

	Total U.S. Government and Agencies	69,336,196

U.S. Municipals (0.7%)
	California Various Purpose General Obligation Bonds
3,500,000	6.000%, 3/1/2033	3,629,185
	Massachusetts Development Finance Agency Revenue Bonds (Harvard University)
3,500,000	5.000%, 10/15/2040	3,539,620

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
27

Moderate Allocation Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (8.4%)	Value
U.S. Municipals (0.7%) - continued
	New York City Municipal Water Finance Authority Water and Sewer System Revenue Bonds
$3,500,000	5.375%, 6/15/2043	$3,543,225
	New York City Transitional Finance Authority Revenue Bonds
3,500,000	5.000%, 2/1/2035	3,432,870
	New York Dormitory Authority State University Revenue Bonds (Cornell University)
3,500,000	5.000%, 7/1/2035	3,528,070
	North Carolina Capital Facilities Finance Agency Educational Facilities Revenue Bonds (Wake Forest University)
3,500,000	5.000%, 1/1/2038	3,438,925
	Salt River, Arizona Agricultural Improvement and Power District Electric System Revenue Bonds
1,750,000	5.000%, 1/1/2039	1,701,263
	St. John the Baptist Parish, Louisiana Revenue Bonds (Marathon Oil Corporation)
3,500,000	5.125%, 6/1/2037	3,183,705

	Total U.S. Municipals	25,996,863

Utilities (0.1%)
	Energy Transfer Partners, LP
968,000	6.625%, 10/15/2036	1,011,447
1,750,000	7.500%, 7/1/2038	2,024,083
	Inergy, LP
740,000	7.000%, 10/1/2018[c]	769,600
	Markwest Energy Partners, LP/Markwest Energy Finance Corporation
740,000	6.500%, 8/15/2021	739,075
	NRG Energy, Inc.
740,000	7.375%, 2/1/2016	765,900

	Total Utilities	5,310,105

	Total Long-Term Fixed Income (cost $317,991,319)	327,238,087

Shares	Preferred Stock (<0.1%)	Value
Financials (<0.1%)
730	Ally Financial, Inc., 7.000%[c,f]	679,265

	Total Financials	679,265

	Total Preferred Stock (cost $692,350)	679,265

Principal Amount	Short-Term Investments (6.7%)[g]	Value
	Federal Home Loan Bank Discount Notes
30,910,000	0.053%, 4/1/2011	30,910,000
20,000,000	0.089%, 4/6/2011	19,999,754
35,000,000	0.075%, 4/8/2011	34,999,490
94,285,000	0.080%, 4/13/2011	94,282,486
7,000,000	0.100%, 4/20/2011	6,999,630

Principal Amount	Short-Term Investments (6.7%)[g]	Value
	Federal Home Loan Mortgage Corporation Discount Notes
2,335,000	0.090%, 4/19/2011	$2,334,895
11,900,000	0.158%, 8/29/2011[h,i]	11,892,246
	Federal National Mortgage Association Discount Notes
6,533,000	0.050%, 4/25/2011	6,532,782
	Merrill Lynch Repurchase Agreement
44,290,000	0.100%, 4/1/2011[j]	44,290,000
	U.S. Treasury Bills
7,700,000	0.140%, 8/18/2011[h]	7,695,863

	Total Short-Term Investments (at amortized cost)	259,937,146

	Total Investments (cost $3,827,825,277) 100.4%	$3,907,119,354

	Other Assets and Liabilities, Net (0.4%)	(15,837,829)

	Total Net Assets 100.0%	$3,891,281,525

a	Non-income producing security.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 31, 2011.
c

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2011, the value of these investments was $23,626,170 or 0.6% of total net assets.

d	Denotes investments purchased on a when-issued or delayed delivery basis.
e	All or a portion of the security was earmarked to cover written options.
f	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
g	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
h	At March 31, 2011, $17,039,760 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
i	At March 31, 2011, $2,378,449 of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.
j

Repurchase agreement dated March 31, 2011, $44,290,123 maturing April 1, 2011, collateralized by $14,831,258 Federal Home Loan Mortgage Corporation Discount Note, zero coupon due May 4, 2011 and by $30,345,483 Federal Home Loan Mortgage Corporation Discount Note, zero coupon due May 4, 2011.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
28

Moderate Allocation Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$195,342,539
Gross unrealized depreciation	(116,048,462)

Net unrealized appreciation (depreciation)	$79,294,077

Cost for federal income tax purposes	$3,827,825,277

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
29

Moderate Allocation Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2011, in valuing Moderate Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Mutual Funds
Equity Mutual Funds	1,635,239,941	1,635,239,941	–	–
Fixed Income Mutual Funds	1,220,993,895	1,220,993,895	–	–
Common Stock
Communications Services	798,900	–	798,900	–
Consumer Discretionary	48,183,080	45,283,859	2,899,221	–
Consumer Staples	26,154,002	23,604,231	2,549,771	–
Energy	37,413,036	36,237,700	1,175,336	–
Financials	66,249,982	64,356,283	1,893,699	–
Health Care	64,289,475	64,101,122	188,353	–
Industrials	55,063,384	52,473,675	2,589,709	–
Information Technology	111,221,792	111,035,107	186,685	–
Materials	35,478,693	31,994,018	3,484,675	–
Telecommunications Services	8,852,591	7,286,152	1,566,439	–
Utilities	9,326,085	8,367,566	958,519	–
Long-Term Fixed Income
Asset-Backed Securities	22,981,998	–	22,981,998	–
Basic Materials	9,926,906	–	9,926,906	–
Capital Goods	1,603,012	–	1,603,012	–
Collateralized Mortgage Obligations	45,323,372	–	45,323,372	–
Commercial Mortgage-Backed Securities	50,608,736	–	50,608,736	–
Communications Services	13,596,280	–	13,596,280	–
Consumer Cyclical	8,011,504	–	8,011,504	–
Consumer Non-Cyclical	19,615,887	–	19,615,887	–
Energy	7,625,704	–	7,625,704	–
Financials	26,396,274	–	26,396,274	–
Foreign Government	1,774,690	–	1,774,690	–
Mortgage-Backed Securities	15,437,435	–	15,437,435	–
Technology	2,173,350	–	2,173,350	–
Transportation	1,519,775	–	1,519,775	–
U.S. Government and Agencies	69,336,196	–	69,336,196	–
U.S. Municipals	25,996,863	–	25,996,863	–
Utilities	5,310,105	–	5,310,105	–
Preferred Stock
Financials	679,265	–	679,265	–
Short-Term Investments	259,937,146	–	259,937,146	–

Total	$3,907,119,354	$3,300,973,549	$606,145,805	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	3,576,635	3,576,635	–	–
Credit Default Swaps	333,804	–	333,804	–

Total Asset Derivatives	$3,910,439	$3,576,635	$333,804	$–

Liability Derivatives
Futures Contracts	5,177,060	5,177,060	–	–
Call Options Written	3,563	–	–	3,563
Credit Default Swaps	101,813	–	101,813	–

Total Liability Derivatives	$5,282,436	$5,177,060	$101,813	$3,563

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Moderate

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
30

Moderate Allocation Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Other Financial Instruments	Value December 31, 2010	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)*	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Value March 31, 2011
Liability Derivatives Call Options Written	–	–	(3,563)	–	–	–	–	(3,563)

Total	$–	$–	($3,563)	$–	$–	$–	$–	($3,563)

*	Includes the change in net unrealized appreciation/(depreciation) on level 3 securities held on March 31, 2011 of ($3,563).

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(295)	June 2011	($64,295,274)	($64,346,875)	($51,601)
5-Yr. U.S. Treasury Bond Futures	(875)	June 2011	(102,825,143)	(102,190,427)	634,716
10-Yr. U.S. Treasury Bond Futures	(245)	June 2011	(29,475,815)	(29,162,656)	313,159
E-Mini MSCI EAFE Index Futures	201	June 2011	16,752,848	16,954,351	201,503
Russell 2000 Index Mini-Futures	(782)	June 2011	(62,523,011)	(65,820,940)	(3,297,929)
S&P 400 Index Mini-Futures	(508)	June 2011	(48,312,070)	(50,139,600)	(1,827,530)
S&P 500 Index Futures	492	June 2011	160,055,743	162,483,000	2,427,257
Total Futures Contracts					($1,600,425)

Call Options Written	Number of Contracts	Exercise Price	Expiration Date	Value	Unrealized Gain/(Loss)
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1	$100 .88	April 2011	($11,438)	($3,563)
Total Call Options Written				($11,438)	($3,563)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 15, 5 Year, at 5.00%; Bank of America	Buy	12/20/2015	$15,000,000	$646,500	($520,247)	$126,253
CDX HY, Series 15, 5 Year, at 5.00%; J.P. Morgan Chase and Co.	Buy	12/20/2015	23,000,000	1,005,262	(797,711)	207,551
CDX HY, Series 15, 5 Year, at 5.00%; J.P. Morgan Chase and Co.	Buy	12/20/2015	23,000,000	695,898	(797,711)	(101,813)
Total Credit Default Swaps					($2,115,669)	$231,991

1

As the buyer of protection, Moderate Allocation Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderate Allocation Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.

2	The maximum potential amount of future payments Moderate Allocation Portfolio could be required to make as the seller or receive as the buyer of protection.
3

The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
31

Moderate Allocation Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderate Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2010	Gross Purchases	Gross Sales	Shares Held at March 31, 2011	Value March 31, 2011	Income Earned January 1, 2011 - March 31, 2011
Real Estate Securities	$99,423,361	$–	$–	6,860,853	$106,043,398	$–
Partner Small Cap Growth	58,029,531	–	–	4,491,902	64,709,439	–
Partner Small Cap Value	80,564,038	–	–	4,226,133	86,415,964	–
Small Cap Stock	45,549,804	–	–	3,596,908	49,126,209	–
Mid Cap Growth II	28,136,866	–	–	2,827,144	29,468,734	–
Partner Mid Cap Value	78,175,286	–	–	5,840,733	82,695,429	–
Mid Cap Stock	142,366,059	–	–	11,618,400	155,264,806	–
Partner Worldwide Allocation	208,688,622	–	–	23,788,143	212,751,637	–
Partner International Stock	187,198,240	–	–	17,540,407	192,405,987	–
Large Cap Growth II	151,243,607	–	–	21,793,027	157,992,907	–
Large Cap Value	275,009,351	–	–	25,637,117	291,409,415	–
Large Cap Stock	170,579,507	–	–	20,066,761	178,762,732	–
Equity Income Plus	26,476,160	–	–	2,922,765	28,193,284	–
High Yield	148,465,627	11,834,707	15,199,252	30,178,257	147,945,886	2,844,986
Income	494,090,978	32,126,402	68,130	52,828,186	529,676,523	6,056,927
Limited Maturity Bond	511,433,385	31,299,463	72,997	55,354,566	543,371,486	3,367,948
Total Value and Income Earned	2,705,430,422				2,856,233,836	12,269,862

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
32

Moderately Conservative Allocation Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Mutual Funds (70.4%)	Value
Equity Mutual Funds (24.3%)
1,980,178	Thrivent Real Estate Securities Portfolio	$30,606,224
1,262,322	Thrivent Partner Small Cap Value Portfolio	25,811,965
1,614,844	Thrivent Small Cap Stock Portfolio	22,055,379
2,128,673	Thrivent Partner Mid Cap Value Portfolio	30,138,611
2,925,908	Thrivent Mid Cap Stock Portfolio	39,100,960
8,156,721	Thrivent Partner Worldwide Allocation Portfolio	72,950,453
3,792,553	Thrivent Partner International Stock Portfolio	41,601,655
5,342,525	Thrivent Large Cap Growth Portfolio II	38,731,701
7,460,702	Thrivent Large Cap Value Portfolio	84,803,567
2,726,191	Thrivent Large Cap Stock Portfolio	24,286,001
1,158,289	Thrivent Equity Income Plus Portfolio	11,172,972

	Total Equity Mutual Funds	421,259,488

Fixed Income Mutual Funds (46.1%)
13,707,600	Thrivent High Yield Portfolio	67,200,137
22,185,018	Thrivent Income Portfolio	222,435,863
51,909,328	Thrivent Limited Maturity Bond Portfolio	509,552,346

	Total Fixed Income Mutual Funds	799,188,346

	Total Mutual Funds (cost $1,205,620,475)	1,220,447,834

Principal Amount	Long-Term Fixed Income (10.6%)	Value
Asset-Backed Securities (1.0%)
	Citigroup Mortgage Loan Trust, Inc.
3,023,395	0.400%, 8/25/2036[a]	2,578,506
	GSAMP Trust
2,239,496	0.430%, 2/25/2036[a]	1,948,850
	J.P. Morgan Mortgage Acquisition Corporation
7,500,000	5.461%, 10/25/2036	6,043,477
	Morgan Stanley Capital, Inc.
3,248,591	0.400%, 2/25/2037[a]	2,166,453
	Renaissance Home Equity Loan Trust
5,500,000	6.011%, 5/25/2036	3,580,450
2,660,612	5.580%, 11/25/2036	2,092,718

	Total Asset-Backed Securities	18,410,454

Basic Materials (0.3%)
	ArcelorMittal
2,300,000	7.000%, 10/15/2039	2,306,155
	Dow Chemical Company
2,300,000	4.250%, 11/15/2020	2,196,576
	FMG Finance, Pty., Ltd.
310,000	7.000%, 11/1/2015[b]	321,625
	Georgia-Pacific, LLC
270,000	8.000%, 1/15/2024	308,475

Principal Amount	Long-Term Fixed Income (10.6%)	Value
Basic Materials (0.3%) - continued
	Lyondell Chemical Company
$270,000	11.000%, 5/1/2018	$303,075
	Novelis, Inc.
300,000	8.375%, 12/15/2017[b]	324,750

	Total Basic Materials	5,760,656

Capital Goods (<0.1%)
	Associated Materials, LLC
300,000	9.125%, 11/1/2017[b]	321,000
	Case New Holland, Inc.
330,000	7.875%, 12/1/2017[b]	366,712

	Total Capital Goods	687,712

Collateralized Mortgage Obligations (1.2%)
	Citigroup Mortgage Loan Trust, Inc.
998,328	5.500%, 11/25/2035	900,900
	CitiMortgage Alternative Loan Trust
3,392,875	5.750%, 4/25/2037	2,724,533
	Countrywide Alternative Loan Trust
665,760	6.000%, 1/25/2037	473,404
4,673,128	5.500%, 5/25/2037	3,615,664
4,141,307	7.000%, 10/25/2037	2,741,595
	Countrywide Home Loans, Inc.
2,274,849	5.750%, 4/25/2037	2,094,860
	Deutsche Alt-A Securities, Inc.
744,033	5.500%, 10/25/2021	707,343
1,350,261	6.000%, 10/25/2021	1,187,783
	HomeBanc Mortgage Trust
1,462,859	4.909%, 4/25/2037	986,991
	J.P. Morgan Mortgage Trust
362,653	5.676%, 10/25/2036	326,504
	MASTR Alternative Loans Trust
781,653	6.500%, 7/25/2034	819,534
	Merrill Lynch Alternative Note Asset Trust
780,877	6.000%, 3/25/2037	644,360
	Sequoia Mortgage Trust
864,742	5.486%, 9/20/2046	226,800
	WaMu Mortgage Pass Through Certificates
1,157,011	5.846%, 9/25/2036	1,028,505
1,080,178	5.976%, 10/25/2036	1,022,377
1,255,473	5.424%, 11/25/2036	1,127,170

	Total Collateralized Mortgage Obligations	20,628,323

Commercial Mortgage-Backed Securities (2.0%)
	Banc of America Commercial Mortgage, Inc.
4,600,000	5.689%, 4/10/2049	4,882,398
6,000,000	5.658%, 6/10/2049	6,337,236
	Bear Stearns Commercial Mortgage Securities, Inc.
2,000,000	5.331%, 2/11/2044	2,095,176
	Citigroup/Deutsche Bank Commercial Mortgage
1,700,000	5.322%, 12/11/2049	1,786,838

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
33

Moderately Conservative Allocation Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (10.6%)	Value
Commercial Mortgage-Backed Securities (2.0%) - continued
	Credit Suisse First Boston Mortgage Securities
$4,600,000	5.542%, 1/15/2049	$4,771,516
	Credit Suisse Mortgage Capital Certificates
2,350,000	5.509%, 9/15/2039	2,311,552
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificate
214,065	3.342%, 12/25/2019	215,148
	Government National Mortgage Association
216,735	2.164%, 3/16/2033	218,547
205,481	3.214%, 1/16/2040	210,952
	Greenwich Capital Commercial Funding Corporation
3,100,000	5.867%, 12/10/2049	3,051,395
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
3,500,000	5.738%, 2/12/2049	3,472,658
	Morgan Stanley Capital, Inc.
1,750,000	5.406%, 3/15/2044	1,705,585
	Wachovia Bank Commercial Mortgage Trust
3,450,000	5.603%, 10/15/2048	3,500,111

	Total Commercial Mortgage-Backed Securities	34,559,112

Communications Services (0.4%)
	Cablevision Systems Corporation
300,000	8.625%, 9/15/2017	333,750
	CBS Corporation
1,150,000	7.875%, 7/30/2030	1,334,989
1,150,000	5.900%, 10/15/2040	1,075,550
	CCO Holdings, LLC
330,000	7.000%, 1/15/2019	338,250
	Cox Communications, Inc.
2,300,000	6.950%, 6/1/2038[b]	2,518,519
	Cricket Communications, Inc.
260,000	7.750%, 10/15/2020	261,950
	Frontier Communications Corporation
235,000	8.250%, 4/15/2017	253,800
	Intelsat Jackson Holdings, Ltd.
220,000	8.500%, 11/1/2019[b]	236,500
	NII Capital Corporation
410,000	7.625%, 4/1/2021	419,225
	Virgin Media Finance plc
270,000	9.500%, 8/15/2016	307,125
	Wind Acquisition Finance SA
300,000	7.250%, 2/15/2018[b]	313,500

	Total Communications Services	7,393,158

Consumer Cyclical (0.3%)
	Goodyear Tire & Rubber Company
410,000	8.250%, 8/15/2020	438,700
	Home Depot, Inc.
2,300,000	5.875%, 12/16/2036	2,286,186

Principal Amount	Long-Term Fixed Income (10.6%)	Value
Consumer Cyclical (0.3%) - continued
	Macy’s Retail Holdings, Inc.
$260,000	8.375%, 7/15/2015	$302,250
	MGM Resorts International
260,000	11.125%, 11/15/2017	297,700
	Rite Aid Corporation
300,000	7.500%, 3/1/2017	300,000
	Starwood Hotels & Resorts Worldwide, Inc.
300,000	6.750%, 5/15/2018	325,875
	West Corporation
300,000	7.875%, 1/15/2019[b]	305,625

	Total Consumer Cyclical	4,256,336

Consumer Non-Cyclical (0.7%)
	Altria Group, Inc.
2,300,000	9.950%, 11/10/2038	3,208,031
	Anheuser-Busch Companies, Inc.
1,150,000	6.450%, 9/1/2037	1,297,668
	Anheuser-Busch InBev Worldwide, Inc.
1,150,000	8.200%, 1/15/2039	1,564,547
	HCA, Inc.
270,000	9.625%, 11/15/2016	290,925
	JBS USA, LLC/JBS USA Finance, Inc.
260,000	11.625%, 5/1/2014	301,600
	Kraft Foods, Inc.
1,150,000	5.375%, 2/10/2020	1,214,108
1,150,000	7.000%, 8/11/2037	1,292,905
	Mylan, Inc.
270,000	7.875%, 7/15/2020[b]	293,625
	Reynolds Group Holdings, Ltd.
320,000	6.875%, 2/15/2021[b]	322,400
	UnitedHealth Group, Inc.
1,150,000	6.875%, 2/15/2038	1,289,980
1,150,000	5.700%, 10/15/2040	1,121,134

	Total Consumer Non-Cyclical	12,196,923

Energy (0.2%)
	Denbury Resources, Inc.
300,000	9.750%, 3/1/2016	338,250
	Linn Energy, LLC
300,000	7.750%, 2/1/2021[b]	320,250
	Pioneer Natural Resources Company
220,000	7.500%, 1/15/2020	247,770
	Plains Exploration & Production Company
300,000	7.625%, 6/1/2018	321,000
	SandRidge Energy, Inc.
300,000	8.000%, 6/1/2018[b]	314,250
	Weatherford International, Ltd.
2,300,000	6.750%, 9/15/2040	2,384,148

	Total Energy	3,925,668

Financials (0.9%)
	Achmea Hypotheekbank NV
220,000	3.200%, 11/3/2014[b]	227,827
	Bank of Nova Scotia
225,000	1.450%, 7/26/2013[b]	225,534
	Canadian Imperial Bank of Commerce
220,000	2.600%, 7/2/2015[b]	221,220

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
34

Moderately Conservative Allocation Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (10.6%)	Value
Financials (0.9%) - continued
	Cie de Financement Foncier
$225,000	2.250%, 3/7/2014[b]	$224,992
	CIT Group, Inc.
232,740	7.000%, 5/1/2017	233,031
	Dexia Credit Local SA
225,000	2.750%, 4/29/2014[b]	223,562
	General Electric Capital Corporation
2,300,000	6.750%, 3/15/2032	2,527,334
	HCP, Inc.
2,300,000	6.750%, 2/1/2041	2,375,960
	Health Care REIT, Inc.
920,000	6.500%, 3/15/2041	888,349
	Icahn Enterprises, LP
235,000	8.000%, 1/15/2018	241,462
	International Bank for Reconstruction & Development
225,000	2.375%, 5/26/2015	229,241
	Morgan Stanley Dean Witter & Company
2,300,000	7.250%, 4/1/2032	2,689,392
	Prudential Financial, Inc.
2,300,000	6.200%, 11/15/2040	2,389,279
	Royal Bank of Canada
215,000	3.125%, 4/14/2015[b]	220,438
	Toronto-Dominion Bank
220,000	2.200%, 7/29/2015[b]	217,392
	XL Capital, Ltd.
2,300,000	6.250%, 5/15/2027	2,283,679

	Total Financials	15,418,692

Foreign Government (<0.1%)
	Bank Nederlandse Gemeenten NV
315,000	4.375%, 2/16/2021[b]	320,276
	Kommunalbanken AS
225,000	2.750%, 5/5/2015[b]	229,974
	Kreditanstalt fuer Wiederaufbau
120,000	1.250%, 6/15/2012	120,891

	Total Foreign Government	671,141

Mortgage-Backed Securities (0.8%)
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
875,000	6.000%, 4/1/2041[c]	950,469
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
225,000	3.500%, 4/1/2026[c]	225,562
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
12,475,000	4.500%, 4/1/2041[c,d]	12,695,259
225,000	5.000%, 4/1/2041[c]	235,371

	Total Mortgage-Backed Securities	14,106,661

Technology (0.1%)
	Freescale Semiconductor, Inc.
285,000	9.250%, 4/15/2018[b]	312,075

Principal Amount	Long-Term Fixed Income (10.6%)	Value
Technology (0.1%) - continued
	NXP BV/NXP Funding, LLC
$250,000	9.750%, 8/1/2018[b]	$280,000
	Seagate HDD Cayman
340,000	7.750%, 12/15/2018[b]	351,900

	Total Technology	943,975

Transportation (<0.1%)
	Delta Air Lines, Inc.
300,000	9.500%, 9/15/2014[b]	318,750
	Hertz Corporation
300,000	6.750%, 4/15/2019[b]	297,375

	Total Transportation	616,125

U.S. Government and Agencies (1.5%)
	FDIC Structured Sale Guaranteed Notes
90,000	Zero Coupon, 1/7/2012[b]	89,438
90,000	Zero Coupon, 1/7/2014[b]	85,198
	Federal Agricultural Mortgage Corporation
225,000	2.125%, 9/15/2015	224,330
	Federal Home Loan Banks
870,000	5.375%, 5/18/2016	990,188
1,300,000	5.000%, 11/17/2017	1,458,040
	Federal Home Loan Mortgage Corporation
1,355,000	0.750%, 3/28/2013	1,352,673
430,000	2.500%, 1/7/2014	444,293
595,000	4.875%, 6/13/2018	661,579
	Federal National Mortgage Association
710,000	1.250%, 2/27/2014	707,954
325,000	4.375%, 10/15/2015	354,568
255,000	6.250%, 5/15/2029	306,642
	Tennessee Valley Authority
200,000	5.250%, 9/15/2039	209,758
	U.S. Treasury Bonds
375,000	4.625%, 2/15/2040	382,383
	U.S. Treasury Bonds, TIPS
66,218	2.125%, 2/15/2040	70,020
	U.S. Treasury Notes
1,745,000	1.750%, 1/31/2014	1,772,402
260,000	1.250%, 2/15/2014	260,163
5,150,000	2.500%, 4/30/2015	5,290,420
475,000	2.000%, 1/31/2016	471,549
650,000	2.625%, 2/29/2016	663,203
1,550,000	3.250%, 3/31/2017	1,606,188
4,290,000	3.625%, 2/15/2021	4,351,000
455,000	7.625%, 2/15/2025	635,365
1,275,000	4.375%, 5/15/2040	1,246,516
	U.S. Treasury Notes, TIPS
285,212	3.375%, 1/15/2012	298,893
357,501	2.000%, 1/15/2014	389,565
299,819	1.625%, 1/15/2015	324,999
309,892	0.500%, 4/15/2015	321,658
261,674	2.500%, 7/15/2016	297,000
334,656	2.625%, 7/15/2017	384,358
301,971	1.125%, 1/15/2021	306,382
75,929	2.375%, 1/15/2025	85,236

	Total U.S. Government and Agencies	26,041,961

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
35

Moderately Conservative Allocation Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (10.6%)	Value
U.S. Municipals (1.0%)
	California Various Purpose General Obligation Bonds
$2,300,000	6.000%, 3/1/2033	$2,384,893
	Massachusetts Development Finance Agency Revenue Bonds (Harvard University)
2,300,000	5.000%, 10/15/2040	2,326,036
	New York City Municipal Water Finance Authority Water and Sewer System Revenue Bonds
2,300,000	5.375%, 6/15/2043	2,328,405
	New York City Transitional Finance Authority Revenue Bonds
2,300,000	5.000%, 2/1/2035	2,255,886
	New York Dormitory Authority State University Revenue Bonds (Cornell University)
2,300,000	5.000%, 7/1/2035	2,318,446
	North Carolina Capital Facilities Finance Agency Educational Facilities Revenue Bonds (Wake Forest University)
2,300,000	5.000%, 1/1/2038	2,259,865
	Salt River, Arizona Agricultural Improvement and Power District Electric System Revenue Bonds
1,150,000	5.000%, 1/1/2039	1,117,972
	St. John the Baptist Parish, Louisiana Revenue Bonds (Marathon Oil Corporation)
2,300,000	5.125%, 6/1/2037	2,092,149

	Total U.S. Municipals	17,083,652

Utilities (0.2%)
	Energy Transfer Partners, LP
637,000	6.625%, 10/15/2036	665,590
1,150,000	7.500%, 7/1/2038	1,330,112
	Inergy, LP
300,000	7.000%, 10/1/2018[b]	312,000
	Markwest Energy Partners, LP/Markwest Energy Finance Corporation
300,000	6.500%, 8/15/2021	299,625
	NRG Energy, Inc.
300,000	7.375%, 2/1/2016	310,500

	Total Utilities	2,917,827

	Total Long-Term Fixed Income (cost $179,797,500)	185,618,376

Shares	Common Stock (9.6%)	Value
Consumer Discretionary (1.0%)
5,450	Amazon.com, Inc.[e]	981,708
6,109	Autoliv, Inc.	453,471
26,050	Carnival Corporation	999,278
15,300	Darden Restaurants, Inc.	751,689
4,502	Dollar Tree, Inc.[e]	249,951
33,066	Foot Locker, Inc.	652,062
76,300	Ford Motor Company[e]	1,137,633
17,160	Lowe’s Companies, Inc.	453,539

Shares	Common Stock (9.6%)	Value
Consumer Discretionary (1.0%) - continued
18,336	Macy’s, Inc.	$444,831
1,100	Netflix, Inc.[e]	261,063
11,980	Omnicom Group, Inc.	587,739
8,249	Panera Bread Company[e]	1,047,623
11,500	Phillips-Van Heusen Corporation	747,845
64,749	Pier 1 Imports, Inc.[e]	657,202
700	Priceline.com, Inc.[e]	354,508
13,886	Signet Jewelers, Ltd.[e]	639,034
20,230	Staples, Inc.	392,867
9,930	Time Warner Cable, Inc.	708,406
20,300	TJX Companies, Inc.	1,009,519
23,572	Walt Disney Company	1,015,717
9,924	Warnaco Group, Inc.[e]	567,554
9,800	Williams-Sonoma, Inc.	396,900
45,300	Yum! Brands, Inc.	2,327,514

	Total Consumer Discretionary	16,837,653

Consumer Staples (0.5%)
16,977	Anheuser-Busch InBev NV ADR	970,575
16,688	Corn Products International, Inc.	864,772
5,340	Diageo plc ADR	407,015
10,176	Flowers Foods, Inc.	277,093
6,656	Herbalife, Ltd.	541,532
26,099	Kraft Foods, Inc.	818,465
56,038	Philip Morris International, Inc.	3,677,774
7,089	TreeHouse Foods, Inc.[e]	403,151
26,003	Walgreen Company	1,043,760

	Total Consumer Staples	9,004,137

Energy (0.8%)
3,961	Alpha Natural Resources, Inc.[e]	235,164
16,590	Apache Corporation	2,171,963
15,342	Arch Coal, Inc.	552,926
25,220	Baker Hughes, Inc.	1,851,905
10,577	BP plc ADR	466,869
14,200	Chevron Corporation	1,525,506
15,460	ConocoPhillips	1,234,635
14,560	ENSCO International plc ADR	842,150
29,466	Forest Oil Corporation[e]	1,114,699
49,106	International Coal Group, Inc.[e]	554,898
7,109	National Oilwell Varco, Inc.	563,530
8,691	Oil States International, Inc.[e]	661,733
21,860	Patriot Coal Corporation[e]	564,644
8,800	Schlumberger, Ltd.	820,688
15,481	Swift Energy Company[e]	660,729
21,100	Weatherford International, Ltd.[e]	476,860
5,400	Whiting Petroleum Corporation[e]	396,630

	Total Energy	14,695,529

Financials (1.4%)
5,143	Affiliated Managers Group, Inc.[e]	562,490
39,700	AFLAC, Inc.	2,095,366
6,959	Ameriprise Financial, Inc.	425,056
4,160	Aon Corporation	220,314
51,363	Bank of America Corporation	684,669
3,950	BlackRock, Inc.	793,989
8,660	Capital One Financial Corporation	449,974
81,380	Citigroup, Inc.[e]	359,700
21,440	Comerica, Inc.	787,277
18,283	Duke Realty Corporation	256,145

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
36

Moderately Conservative Allocation Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Common Stock (9.6%)	Value
Financials (1.4%) - continued
6,400	Endurance Specialty Holdings, Ltd.	$312,448
15,626	Equity One, Inc.	293,300
33,963	Fifth Third Bancorp	471,406
18,000	Franklin Resources, Inc.	2,251,440
6,530	Goldman Sachs Group, Inc.	1,034,809
4,890	Hanover Insurance Group, Inc.	221,272
16,018	HCC Insurance Holdings, Inc.	501,524
21,098	Host Hotels & Resorts, Inc.	371,536
1,845	IntercontinentalExchange, Inc.[e]	227,931
1,661	iShares Russell 2000 Index Fund	139,806
58,750	Itau Unibanco Holding SA ADR	1,412,937
42,305	J.P. Morgan Chase & Company	1,950,261
20,143	LaSalle Hotel Properties	543,861
6,088	Lazard, Ltd.	253,139
5,500	M&T Bank Corporation	486,585
9,050	MetLife, Inc.	404,807
14,687	Morgan Stanley	401,249
18,910	Northern Trust Corporation	959,682
50,966	Ocwen Financial Corporation[e]	561,645
277,985	Popular, Inc.[e]	808,936
19,676	Principal Financial Group, Inc.	631,796
14,102	SVB Financial Group[e]	802,827
21,265	Texas Capital Bancshares, Inc.[e]	552,677
32,630	Unum Group	856,538
15,424	W.R. Berkley Corporation	496,807
22,680	Wells Fargo & Company	718,956
37,993	Zions Bancorporation	876,119

	Total Financials	25,179,274

Health Care (1.3%)
54,150	Abbott Laboratories	2,656,058
12,450	Aetna, Inc.	466,003
3,300	Alexion Pharmaceuticals, Inc.[e]	325,644
29,134	Align Technology, Inc.[e]	596,664
7,200	Allergan, Inc.	511,344
42,700	Baxter International, Inc.	2,295,979
9,742	C.R. Bard, Inc.	967,478
4,288	Celgene Corporation[e]	246,689
6,704	Community Health Systems, Inc.[e]	268,093
10,111	Covance, Inc.[e]	553,274
9,337	Coventry Health Care, Inc.[e]	297,757
13,410	Covidien plc	696,515
66,200	Eli Lilly and Company	2,328,254
12,580	HCA Holdings, Inc.[e]	426,085
26,343	Health Net, Inc.[e]	861,416
6,050	Johnson & Johnson	358,463
15,518	LifePoint Hospitals, Inc.[e]	623,513
13,450	McKesson Corporation	1,063,223
50,753	Mylan, Inc.[e]	1,150,571
11,400	Omnicare, Inc.	341,886
43,276	Pfizer, Inc.	878,936
22,763	PSS World Medical, Inc.[e]	618,015
4,500	Quest Diagnostics, Inc.	259,740
19,150	Thermo Fisher Scientific, Inc.[e]	1,063,782
8,362	United Therapeutics Corporation[e]	560,421
31,088	UnitedHealth Group, Inc.	1,405,178
3,389	Varian Medical Systems, Inc.[e]	229,232
5,282	Vertex Pharmaceuticals, Inc.[e]	253,166
2,800	Waters Corporation[e]	243,320
10,861	Zimmer Holdings, Inc.[e]	657,416

	Total Health Care	23,204,115

Shares	Common Stock (9.6%)	Value
Industrials (1.2%)
18,980	Boeing Company	$1,403,191
11,520	Caterpillar, Inc.	1,282,752
6,103	Chicago Bridge and Iron Company	248,148
3,657	CSX Corporation	287,440
20,991	Deluxe Corporation	557,101
20,450	EMCOR Group, Inc.[e]	633,337
31,530	Emerson Electric Company	1,842,298
3,918	Expeditors International of Washington, Inc.	196,449
21,267	FTI Consulting, Inc.[e]	815,164
44,550	General Electric Company	893,228
8,821	Honeywell International, Inc.	526,702
27,770	Knight Transportation, Inc.	534,572
28,200	Lockheed Martin Corporation	2,267,280
68,746	Manitowoc Company, Inc.	1,504,162
4,300	Manpower, Inc.	270,384
33,891	Oshkosh Corporation[e]	1,199,064
8,372	Parker Hannifin Corporation	792,661
8,000	Republic Services, Inc.	240,320
6,310	Rockwell Collins, Inc.	409,077
30,781	Shaw Group, Inc.[e]	1,089,955
4,095	Siemens AG ADR	562,407
4,217	SPX Corporation	334,788
11,565	Teledyne Technologies, Inc.[e]	598,026
9,310	Textron, Inc.	255,001
7,100	Tyco International, Ltd.	317,867
5,694	United Technologies Corporation	481,997
7,640	WESCO International, Inc.[e]	477,500

	Total Industrials	20,020,871

Information Technology (2.3%)
43,600	Accenture plc	2,396,692
13,550	Akamai Technologies, Inc.[e]	514,900
5,300	Alliance Data Systems Corporation[e]	455,217
8,236	Apple, Inc.[e]	2,869,834
15,600	ASML Holding NVe	694,200
2,300	Baidu.com, Inc. ADR[e]	316,963
14,800	Broadcom Corporation	582,824
104,081	Brocade Communications[e]	640,098
4,850	Cognizant Technology Solutions Corporation[e]	394,790
13,755	CommVault Systems, Inc.[e]	548,549
25,421	Compuware Corporation[e]	293,613
29,480	Corning, Inc.	608,172
9,450	eBay, Inc.[e]	293,328
74,280	EMC Corporation[e]	1,972,134
2,900	F5 Networks, Inc.[e]	297,453
3,732	Google, Inc.[e]	2,187,736
28,387	GSI Commerce, Inc.[e]	830,887
13,500	Hewlett-Packard Company	553,095
10,895	Informatica Corporation[e]	569,046
19,226	International Business Machines Corporation	3,135,184
7,707	Juniper Networks, Inc.[e]	324,311
5,100	Lam Research Corporation[e]	288,966
9,200	MasterCard, Inc.	2,315,824
108,330	Microsoft Corporation	2,747,249
34,477	Monster Worldwide, Inc.[e]	548,184
7,801	Netlogic Microsystems, Inc.[e]	327,798
12,800	NXP Semiconductors NVe	383,552
54,410	Oracle Corporation	1,815,662
17,657	Plantronics, Inc.	646,599

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
37

Moderately Conservative Allocation Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Common Stock (9.6%)	Value
Information Technology (2.3%) - continued
19,212	Plexus Corporation[e]	$673,573
28,312	PMC-Sierra, Inc.[e]	212,340
23,300	QUALCOMM, Inc.	1,277,539
21,650	Quest Software, Inc.[e]	549,694
3,527	Salesforce.com, Inc.[e]	471,137
17,081	TE Connectivity, Ltd.	594,760
64,945	Teradyne, Inc.[e]	1,156,670
39,863	TIBCO Software, Inc.[e]	1,086,267
20,400	ValueClick, Inc.[e]	294,984
8,850	VeriFone Systems, Inc.[e]	486,307
5,300	Visa, Inc.	390,186
11,950	VMware, Inc.[e]	974,403
76,400	Xerox Corporation	813,660
24,871	Xilinx, Inc.	815,769

	Total Information Technology	39,350,149

Materials (0.7%)
5,758	Albemarle Corporation	344,156
7,040	Allegheny Technologies, Inc.	476,749
5,350	CF Industries Holdings, Inc.	731,826
11,530	Dow Chemical Company	435,257
21,782	E.I. du Pont de Nemours and Company	1,197,357
51,400	Freeport-McMoRan Copper & Gold, Inc.	2,855,270
30,450	International Paper Company	918,981
31,900	Monsanto Company	2,305,094
5,052	Sigma-Aldrich Corporation	321,509
8,778	Silgan Holdings, Inc.	334,793
19,180	Steel Dynamics, Inc.	360,009
14,600	Temple-Inland, Inc.	341,640
32,050	Vale SA SP ADR	1,068,867

	Total Materials	11,691,508

Telecommunications Services (0.2%)
19,030	AT&T, Inc.	582,318
34,988	NII Holdings, Inc.[e]	1,457,950
6,240	Telephone & Data Systems, Inc.	210,288
25,209	Verizon Communications, Inc.	971,555

	Total Telecommunications Services	3,222,111

Utilities (0.2%)
4,815	Alliant Energy Corporation	187,448
30,000	American Electric Power Company, Inc.	1,054,200
14,600	CMS Energy Corporation	286,744
19,792	NV Energy, Inc.	294,703
14,081	Southwest Gas Corporation	548,737
26,196	UGI Corporation	861,848
7,680	Xcel Energy, Inc.	183,475

	Total Utilities	3,417,155

	Total Common Stock (cost $144,783,032)	166,622,502

Shares	Preferred Stock (<0.1%)	Value
Financials (<0.1%)
340	Ally Financial, Inc., 7.000%[b,f]	$316,370

	Total Financials	316,370

	Total Preferred Stock (cost $322,487)	316,370

Principal Amount	Short-Term Investments (10.1%)[g]	Value
	BNP Paribas Canada
6,280,000	0.120%, 4/1/2011	6,280,000
	Federal Home Loan Bank Discount Notes
10,000,000	0.100%, 4/1/2011	10,000,000
25,000,000	0.089%, 4/6/2011	24,999,691
25,000,000	0.075%, 4/8/2011	24,999,636
73,750,000	0.080%, 4/13/2011	73,748,033
	Federal Home Loan Mortgage Corporation Discount Notes
6,500,000	0.158%, 8/29/2011[h,i]	6,495,773
	Federal National Mortgage Association Discount Notes
5,000,000	0.050%, 4/25/2011	4,999,833
	Merrill Lynch Repurchase Agreement
19,320,000	0.100%, 4/1/2011[j]	19,320,000
	U.S. Treasury Bills
4,000,000	0.134%, 8/18/2011[h]	3,997,938

	Total Short-Term Investments (at amortized cost)	174,840,904

	Total Investments (cost $1,705,364,398) 100.7%	$1,747,845,986

	Other Assets and Liabilities, Net (0.7%)	(12,804,333)

	Total Net Assets 100.0%	$1,735,041,653

a	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 31, 2011.
b

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2011, the value of these investments was $10,433,077 or 0.6% of total net assets.

c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	All or a portion of the security was earmarked to cover written options.
e	Non-income producing security.
f	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
g	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
h	At March 31, 2011, $7,895,199 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
i	At March 31, 2011, $1,049,317 of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
38

Moderately Conservative Allocation Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

j	Repurchase agreement dated March 31, 2011, $19,320,054 maturing April 1, 2011, collateralized by $19,707,015 Federal Home Loan Mortgage Corporation Discount Note, zero coupon due May 4, 2011.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$66,348,598
Gross unrealized depreciation	(23,867,010)

Net unrealized appreciation (depreciation)	$42,481,588

Cost for federal income tax purposes	$1,705,364,398

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
39

Moderately Conservative Allocation Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2011, in valuing Moderately Conservative Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Mutual Funds
Equity Mutual Funds	421,259,488	421,259,488	–	–
Fixed Income Mutual Funds	799,188,346	799,188,346	–	–
Long-Term Fixed Income
Asset-Backed Securities	18,410,454	–	18,410,454	–
Basic Materials	5,760,656	–	5,760,656	–
Capital Goods	687,712	–	687,712	–
Collateralized Mortgage Obligations	20,628,323	–	20,628,323	–
Commercial Mortgage-Backed Securities	34,559,112	–	34,559,112	–
Communications Services	7,393,158	–	7,393,158	–
Consumer Cyclical	4,256,336	–	4,256,336	–
Consumer Non-Cyclical	12,196,923	–	12,196,923	–
Energy	3,925,668	–	3,925,668	–
Financials	15,418,692	–	15,418,692	–
Foreign Government	671,141	–	671,141	–
Mortgage-Backed Securities	14,106,661	–	14,106,661	–
Technology	943,975	–	943,975	–
Transportation	616,125	–	616,125	–
U.S. Government and Agencies	26,041,961	–	26,041,961	–
U.S. Municipals	17,083,652	–	17,083,652	–
Utilities	2,917,827	–	2,917,827	–
Common Stock
Consumer Discretionary	16,837,653	16,837,653	–	–
Consumer Staples	9,004,137	9,004,137	–	–
Energy	14,695,529	14,695,529	–	–
Financials	25,179,274	25,179,274	–	–
Health Care	23,204,115	23,204,115	–	–
Industrials	20,020,871	20,020,871	–	–
Information Technology	39,350,149	39,350,149	–	–
Materials	11,691,508	11,691,508	–	–
Telecommunications Services	3,222,111	3,222,111	–	–
Utilities	3,417,155	3,417,155	–	–
Preferred Stock
Financials	316,370	–	316,370	–
Short-Term Investments	174,840,904	–	174,840,904	–

Total	$1,747,845,986	$1,387,070,336	$360,775,650	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	1,910,835	1,910,835	–	–
Credit Default Swaps	149,157	–	149,157	–

Total Asset Derivatives	$2,059,992	$1,910,835	$149,157	$–

Liability Derivatives
Futures Contracts	2,093,309	2,093,309	–	–
Call Options Written	1,188	–	–	1,188
Credit Default Swaps	44,266	–	44,266	–

Total Liability Derivatives	$2,138,763	$2,093,309	$44,266	$1,188

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
40

Moderately Conservative Allocation Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Moderately Conservative Allocation Portfolio.

Other Financial Instruments	Value December 31, 2010	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)*	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Value March 31, 2011
Liability Derivatives Call Options Written	–	–	(1,188)	–	–	–	–	(1,188)

Total	$–	$–	($1,188)	$–	$–	$–	$–	($1,188)

*	Includes the change in net unrealized appreciation/(depreciation) on level 3 securities held on March 31, 2011 of ($1,188)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(250)	June 2011	($54,487,520)	($54,531,250)	($43,730)
5-Yr. U.S. Treasury Bond Futures	(585)	June 2011	(68,692,200)	(68,321,600)	370,600
E-Mini MSCI EAFE Index Futures	188	June 2011	15,669,330	15,857,800	188,470
Russell 2000 Index Mini-Futures	(277)	June 2011	(22,146,898)	(23,315,090)	(1,168,192)
S&P 400 Index Mini-Futures	(245)	June 2011	(23,300,113)	(24,181,500)	(881,387)
S&P 500 Index Futures	274	June 2011	89,136,735	90,488,500	1,351,765
Total Futures Contracts					($182,474)

Call Options Written	Number of Contracts	Exercise Price	Expiration Date	Value	Unrealized Gain/(Loss)
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1	$100.88	April 2011	($3,813)	($1,188)
Total Call Options Written				($3,813)	($1,188)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 15, 5 Year, at 5.00%; Bank of America	Buy	12/20/2015	$7,000,000	$301,700	($242,782)	$58,918
CDX HY, Series 15, 5 Year, at 5.00%; J.P. Morgan Chase and Co.	Buy	12/20/2015	10,000,000	437,070	(346,831)	90,239
CDX HY, Series 15, 5 Year, at 5.00%; J.P. Morgan Chase and Co.	Buy	12/20/2015	10,000,000	302,565	(346,831)	(44,266)
Total Credit Default Swaps					($936,444)	$104,891

1

As the buyer of protection, Moderately Conservative Allocation Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately Conservative Allocation Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.

2	The maximum potential amount of future payments Moderately Conservative Allocation Portfolio could be required to make as the seller or receive as the buyer of protection.
3

The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
41

Moderately Conservative Allocation Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderately Conservative Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2010	Gross Purchases	Gross Sales	Shares Held at March 31, 2011	Value March 31, 2011	Income Earned January 1, 2011 - March 31, 2011
Real Estate Securities	$28,695,550	$–	$–	1,980,178	$30,606,224	$–
Partner Small Cap Value	24,064,028	–	–	1,262,322	25,811,965	–
Small Cap Stock	20,449,739	–	–	1,614,844	22,055,379	–
Partner Mid Cap Value	28,491,230	–	–	2,128,673	30,138,611	–
Mid Cap Stock	35,852,618	–	–	2,925,908	39,100,960	–
Partner Worldwide Allocation	71,557,285	–	–	8,156,721	72,950,453	–
Partner International Stock	40,475,646	–	–	3,792,553	41,601,655	–
Large Cap Growth II	37,077,121	–	–	5,342,525	38,731,701	–
Large Cap Value	80,030,955	–	–	7,460,702	84,803,567	–
Large Cap Stock	23,174,261	–	–	2,726,191	24,286,001	–
Equity Income Plus	10,492,477	–	–	1,158,289	11,172,972	–
High Yield	66,783,491	6,064,457	6,929,296	13,707,600	67,200,137	1,284,248
Income	205,832,967	15,181,927	43,446	22,185,018	222,435,863	2,531,146
Limited Maturity Bond	475,692,869	33,309,520	103,602	51,909,328	509,552,346	3,142,333
Total Value and Income Earned	1,148,670,237				1,220,447,834	6,957,727

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
42

Partner Technology Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Common Stock (98.6%)	Value
Communications Equipment (9.6%)
21,070	Calix, Inc.[a,b]	$427,931
46,452	Cisco Systems, Inc.	796,652
41,589	QUALCOMM, Inc.	2,280,325

	Total Communications Equipment	3,504,908

Computers & Peripherals (12.7%)
8,609	Apple, Inc.[b]	2,999,806
34,305	NetApp, Inc.[b]	1,652,815

	Total Computers & Peripherals	4,652,621

Consumer Discretionary (5.0%)
21,414	Coinstar, Inc.[a,b]	983,331
37,084	GameStop Corporation[a,b]	835,132

	Total Consumer Discretionary	1,818,463

Electronic Equipment, Instruments & Components (7.6%)
22,722	Amphenol Corporation	1,235,850
19,096	Dolby Laboratories, Inc.[b]	939,714
12,857	DTS, Inc.[b]	599,522

	Total Electronic Equipment, Instruments & Components	2,775,086

Financials (1.9%)
5,619	IntercontinentalExchange, Inc.[b]	694,171

	Total Financials	694,171

Industrials (4.5%)
26,905	DigitalGlobe, Inc.[b]	754,147
28,800	Iron Mountain, Inc.	899,424

	Total Industrials	1,653,571

Internet Software & Services (11.5%)
7,607	Equinix, Inc.[b]	692,998
3,103	Google, Inc.[b]	1,819,010
23,346	GSI Commerce, Inc.[b]	683,337
23,418	Rackspace Hosting, Inc.[a,b]	1,003,461

	Total Internet Software & Services	4,198,806

IT Consulting & Services (4.4%)
15,999	Global Payments, Inc.	782,671
38,904	InterXion Holding NVb	505,752
17,751	iSoftstone Holdings, Ltd. ADR[a,b]	328,571

	Total IT Consulting & Services	1,616,994

Materials (2.6%)
48,983	STR Holdings, Inc.[a,b]	939,494

	Total Materials	939,494

Semiconductors & Semiconductor Equipment (12.0%)
20,560	Altera Corporation	905,051
14,073	Broadcom Corporation	554,195
14,777	Cavium Networks, Inc.[b]	663,931
16,804	Linear Technology Corporation	565,118
36,974	NVIDIA Corporation[b]	682,540

Shares	Common Stock (98.6%)	Value
Semiconductors & Semiconductor Equipment (12.0%) - continued
31,805	Xilinx, Inc.	$1,043,204

	Total Semiconductors & Semiconductor Equipment	4,414,039

Software (22.3%)
60,703	Activision Blizzard, Inc.	665,912
12,011	Citrix Systems, Inc.[b]	882,328
25,646	Microsoft Corporation	650,383
4,777	Motricity, Inc.[a,b]	71,798
38,328	Oracle Corporation	1,279,005
39,191	RealD, Inc.[a,b]	1,072,266
18,921	Rovi Corporation[b]	1,015,112
9,787	Salesforce.com, Inc.[b]	1,307,348
31,049	SuccessFactors, Inc.[b]	1,213,705

	Total Software	8,157,857

Telecommunications Services (4.5%)
14,276	American Tower Corporation[b]	739,782
23,298	SBA Communications Corporation[b]	924,465

	Total Telecommunications Services	1,664,247

	Total Common Stock (cost $26,388,762)	36,090,257

Shares	Collateral Held for Securities Loaned (15.0%)	Value
5,475,025	Thrivent Financial Securities Lending Trust	5,475,025

	Total Collateral Held for Securities Loaned (cost $5,475,025)	5,475,025

	Total Investments (cost $31,863,787) 113.6%	$41,565,282

	Other Assets and Liabilities, Net (13.6%)	(4,979,200)

	Total Net Assets 100.0%	$36,586,082

a	All or a portion of the security is on loan.
b	Non-income producing security.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$10,233,564
Gross unrealized depreciation	(532,069)

Net unrealized appreciation (depreciation)	$9,701,495

Cost for federal income tax purposes	$31,863,787

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
43

Partner Technology Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2011, in valuing Partner Technology Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Equipment	3,504,908	3,504,908	–	–
Computers & Peripherals	4,652,621	4,652,621	–	–
Consumer Discretionary	1,818,463	1,818,463	–	–
Electronic Equipment, Instruments & Components	2,775,086	2,775,086	–	–
Financials	694,171	694,171	–	–
Industrials	1,653,571	1,653,571	–	–
Internet Software & Services	4,198,806	4,198,806	–	–
IT Consulting & Services	1,616,994	1,616,994	–	–
Materials	939,494	939,494	–	–
Semiconductors & Semiconductor Equipment	4,414,039	4,414,039	–	–
Software	8,157,857	8,157,857	–	–
Telecommunications Services	1,664,247	1,664,247	–	–
Collateral Held for Securities Loaned	5,475,025	5,475,025	–	–

Total	$41,565,282	$41,565,282	$–	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Technology Portfolio, is as follows:

Portfolio	Value December 31, 2010	Gross Purchases	Gross Sales	Shares Held at March 31, 2011	Value March 31, 2011	Income Earned January 1, 2011 - March 31, 2011
Thrivent Financial Securities Lending Trust	$5,439,525	$11,305,193	$11,269,693	5,475,025	$5,475,025	$5,650
Total Value and Income Earned	5,439,525				5,475,025	5,650

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
44

Partner Healthcare Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Common Stock (98.4%)	Value
Biotechnology (22.1%)
19,040	Amgen, Inc.[a]	$1,017,688
15,543	BioMarin Pharmaceutical, Inc.[a]	390,596
15,100	Celgene Corporation[a]	868,703
13,000	Intercell AGa	165,908
5,200	InterMune, Inc.[a]	245,388
12,200	Onyx Pharmaceuticals, Inc.[a]	429,196
17,200	Savient Pharmaceuticals, Inc.[a]	182,320
9,745	United Therapeutics Corporation[a]	653,110
4,000	Vertex Pharmaceuticals, Inc.[a]	191,720

	Total Biotechnology	4,144,629

Health Care Equipment (18.8%)
14,433	Dexcom, Inc.[a]	224,000
15,289	Given Imaging, Ltd.[a]	301,346
23,100	Medtronic, Inc.	908,985
14,300	St. Jude Medical, Inc.	733,018
6,900	Stryker Corporation	419,520
14,447	Thoratec Corporation[a]	374,611
8,262	Varian Medical Systems, Inc.[a]	558,842

	Total Health Care Equipment	3,520,322

Health Care Supplies (2.0%)
18,773	Align Technology, Inc.[a]	384,471

	Total Health Care Supplies	384,471

Life Sciences Tools & Services (2.6%)
7,300	Life Technologies Corporation[a]	382,666
15,755	Sequenom, Inc.[a]	99,729

	Total Life Sciences Tools & Services	482,395

Pharmaceuticals (52.9%)
15,300	Abbott Laboratories	750,465
4,892	Dr. Reddy’s Laboratories, Ltd. ADR	182,472
1,500	Egis plc	159,497
63,800	GlaxoSmithKline plc	1,215,608
33,597	Hikma Pharmaceuticals plc	397,177
13,672	Hospira, Inc.[a]	754,694
40,600	Mylan, Inc.[a]	920,402
7,409	Nichi-iko Pharmaceutical Company, Ltd.	191,882
25,000	Novartis AG	1,353,772
8,940	Novo Nordisk A/S ADR	1,119,556
11,796	Pharmstandard GDR[a]	328,423
7,010	Roche Holding AG	1,000,785
5,071	Sawai Pharmaceutical Company, Ltd.	437,664
18,400	Teva Pharmaceutical Industries, Ltd. ADR	923,128
3,420	Towa Pharmaceutical Company, Ltd.	172,985

	Total Pharmaceuticals	9,908,510

	Total Common Stock (cost $16,078,740)	18,440,327

	Total Investments (cost $16,078,740) 98.4%	$18,440,327

	Other Assets and Liabilities, Net 1.6%	299,070

	Total Net Assets 100.0%	$18,739,397

a	Non-income producing security.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$2,589,643
Gross unrealized depreciation	(228,056)

Net unrealized appreciation (depreciation)	$2,361,587

Cost for federal income tax purposes	$16,078,740

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
45

Partner Healthcare Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2011, in valuing Partner Healthcare Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Biotechnology	4,144,629	3,978,721	165,908	–
Health Care Equipment	3,520,322	3,520,322	–	–
Health Care Supplies	384,471	384,471	–	–
Life Sciences Tools & Services	482,395	482,395	–	–
Pharmaceuticals	9,908,510	4,979,140	4,929,370	–

Total	$18,440,327	$13,345,049	$5,095,278	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
46

Partner Natural Resources Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Common Stock (98.6%)	Value
Coal & Consumable Fuels (10.2%)
15,514	Alpha Natural Resources, Inc.[a]	$921,066
85,055	International Coal Group, Inc.[a]	961,122
35,677	Patriot Coal Corporation[a]	921,537
12,194	Peabody Energy Corporation	877,480
22,594	Uranium Energy Corporation[a]	90,150
11,297	Uranium Energy Corporation Warrants, $3.95, expires 10/22/2011[a,b]	452

	Total Coal & Consumable Fuels	3,771,807

Consumer Staples (9.7%)
24,403	Archer-Daniels-Midland Company	878,752
12,810	Bunge, Ltd.	926,547
17,495	Corn Products International, Inc.	906,591
11,643	Diageo plc ADR	887,430

	Total Consumer Staples	3,599,320

Financials (14.4%)
9,435	Boston Properties, Inc.	894,910
15,886	Equity Residential	896,129
49,192	Host Hotels & Resorts, Inc.	866,271
7,994	Public Storage, Inc.	886,614
8,279	Simon Property Group, Inc.	887,178
10,060	Vornado Realty Trust	880,250

	Total Financials	5,311,352

Integrated Oil & Gas (12.0%)
19,133	BP plc ADR	844,531
8,329	Chevron Corporation	894,784
11,237	ConocoPhillips	897,387
8,682	Occidental Petroleum Corporation	907,182
22,126	Petroleo Brasileiro SA ADR	894,554

	Total Integrated Oil & Gas	4,438,438

Materials (22.8%)
53,276	Alcoa, Inc.	940,321
6,898	CF Industries Holdings, Inc.	943,578
16,708	Freeport-McMoRan Copper & Gold, Inc.	928,130
32,380	International Paper Company	977,228
12,632	Monsanto Company	912,788
15,703	Potash Corporation of Saskatchewan, Inc.	925,378
39,133	Stillwater Mining Company[a]	897,320
13,494	Syngenta AG ADR	879,404
7,475	Walter Energy, Inc.	1,012,339

	Total Materials	8,416,486

Oil & Gas Drilling (2.4%)
15,304	ENSCO International plc ADR	885,183

	Total Oil & Gas Drilling	885,183

Oil & Gas Equipment & Services (14.4%)
12,491	Baker Hughes, Inc.	917,214
14,420	Cameron International Corporation[a]	823,382
11,301	Dril-Quip, Inc.[a]	893,118
59,324	Global Geophysical Services, Inc.[a]	857,825
12,222	Oil States International, Inc.[a]	930,583

Shares	Common Stock (98.6%)	Value
Oil & Gas Equipment & Services (14.4%) - continued
9,793	Schlumberger, Ltd.	$ 913,295

	Total Oil & Gas Equipment & Services	5,335,417

Oil & Gas Exploration & Production (12.7%)
7,088	Apache Corporation	927,961
24,040	Forest Oil Corporation[a]	909,433
2,200	MEG Energy Corporation[a]	111,328
24,499	Plains Exploration & Production Company[a]	887,599
18,500	Ultra Petroleum Corporation[a]	911,125
12,932	Whiting Petroleum Corporation[a]	949,855

	Total Oil & Gas Exploration & Production	4,697,301

	Total Common Stock (cost $33,008,417)	36,455,304

	Total Investments (cost $33,008,417) 98.6%	$ 36,455,304

	Other Assets and Liabilities, Net 1.4%	506,442

	Total Net Assets 100.0%	$ 36,961,746

a	Non-income producing security.
b	Security is fair valued.

      Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$3,535,062
Gross unrealized depreciation	(88,175)

Net unrealized appreciation (depreciation)	$3,446,887

Cost for federal income tax purposes	$33,008,417

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
47

Partner Natural Resources Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2011, in valuing Partner Natural Resources Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Coal & Consumable Fuels	3,771,807	3,771,355	–	452
Consumer Staples	3,599,320	3,599,320	–	–
Financials	5,311,352	5,311,352	–	–
Integrated Oil & Gas	4,438,438	4,438,438	–	–
Materials	8,416,486	8,416,486	–	–
Oil & Gas Drilling	885,183	885,183	–	–
Oil & Gas Equipment & Services	5,335,417	5,335,417	–	–
Oil & Gas Exploration & Production	4,697,301	4,585,973	111,328	–
Total	$36,455,304	$36,343,524	$111,328	$452

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Partner Natural Resources Portfolio.

Investments in Securities	Value December 31, 2010	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)*	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3		Value March 31, 2011
Common Stock
Coal & Consumable Fuels	23,611	–	(23,159)	–	–	–		–	452
Total	$23,611	$–	($23,159)	$–	$–	$–	$–		$452

*	Includes the change in net unrealized appreciation/(depreciation) on level 3 securities held on March 31, 2011 of ($23,159).

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
48

Partner Emerging Markets Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Common Stock (98.7%)	Value
Brazil (17.8%)
70,072	Banco Bradesco SA ADR	$1,453,994
19,821	Lojas Renner SA	645,120
22,000	Multiplan Empreendimentos Imobiliarios SA	449,378
45,500	Petroleo Brasileiro SA PREF ADR	1,617,071
66,500	Souza Cruz SA	692,411
59,400	Ultrapar Participacoes SA	984,118
55,947	Vale SA SP PREF ADR	1,651,555

	Total Brazil	7,493,647

Chile (1.8%)
8,800	Banco Santander Chile SA ADR	763,400

	Total Chile	763,400

China (3.4%)
931,000	PetroChina Company, Ltd.	1,416,213

	Total China	1,416,213

Hong Kong (10.2%)
220,000	AIA Group, Ltd.[a]	677,216
167,000	China Mobile, Ltd.	1,541,565
160,000	Hang Lung Group, Ltd.	991,604
60,000	Swire Pacific, Ltd., Class A	878,769
60,000	Swire Pacific, Ltd., Class B	165,493

	Total Hong Kong	4,254,647

Hungary (2.7%)
5,371	Richter Gedeon Nyrt	1,116,818

	Total Hungary	1,116,818

India (13.0%)
60,000	Bharti Airtel, Ltd.	480,760
6,500	GlaxoSmithKline Pharmaceuticals, Ltd.	300,422
2,200	Grasim Industries, Ltd.	121,206
4,350	Grasim Industries, Ltd. GDR	239,414
18,800	Hero Honda Motors, Ltd.	670,722
70,000	Hindustan Unilever, Ltd.	450,656
70,050	Housing Development Finance Corporation	1,102,008
14,000	ICICI Bank, Ltd.	349,727
5,000	ICICI Bank, Ltd. ADR	249,150
11,000	Infosys Technologies, Ltd.	798,748
3,900	Infosys Technologies, Ltd. ADR	279,630
12,947	Ultra Tech Cement, Ltd.	328,492
1,242	Ultra Tech Cement, Ltd. GDR	63,026

	Total India	5,433,961

Indonesia (3.0%)
190,000	PT Astra International Tbk	1,242,666

	Total Indonesia	1,242,666

Luxembourg (2.0%)
17,100	Tenaris SA ADR	845,766

	Total Luxembourg	845,766

Malaysia (3.1%)
320,000	CIMB Group Holdings Berhad	865,748
96,500	Public Bank Berhad	418,635

	Total Malaysia	1,284,383

Shares	Common Stock (98.7%)	Value
Mexico (7.8%)
22,200	Fomento Economico Mexicano SAB de CV ADR	$1,303,140
6,800	Grupo Aeroportuario del Sureste SAB de CV ADR	399,636
239,000	Grupo Financiero Banorte SAB de CV ADR	1,125,226
120,300	Organizacion Soriana SAB de CV	424,785

	Total Mexico	3,252,787

Philippines (2.3%)
1,523,700	Ayala Land, Inc.	543,118
312,897	Bank of the Philippine Islands	412,696

	Total Philippines	955,814

Poland (1.7%)
11,790	Bank Pekao SA	705,548

	Total Poland	705,548

Russia (2.8%)
16,400	LUKOIL ADR	1,174,183

	Total Russia	1,174,183

South Africa (4.8%)
55,336	Massmart Holdings, Ltd.[b]	1,147,251
82,800	Truworths International, Ltd.	862,147

	Total South Africa	2,009,398

South Korea (5.4%)
2,250	Samsung Electronics Company, Ltd.	1,280,864
1,570	Samsung Electronics Company, Ltd. GDR	447,290
2,260	Shinsegae Company, Ltd.	537,704

	Total South Korea	2,265,858

Taiwan (4.9%)
220,000	Taiwan Mobile Company, Ltd.	517,712
635,499	Taiwan Semiconductor Manufacturing Company, Ltd.	1,522,823

	Total Taiwan	2,040,535

Thailand (5.5%)
165,000	PTT Exploration & Production pcl	982,378
70,000	Siam Cement pcl	876,981
119,000	Siam Commercial Bank plc	424,775

	Total Thailand	2,284,134

Turkey (4.0%)
224,833	Akbank TAS	1,089,539
17,799	BIM Birlesik Magazalar AS	599,096

	Total Turkey	1,688,635

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
49

Partner Emerging Markets Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Common Stock (98.7%)	Value
United Kingdom (2.5%)
39,950	Standard Chartered plc	$1,036,194

	Total United Kingdom	1,036,194

	Total Common Stock (cost $34,252,665)	41,264,587

	Total Investments (cost $34,252,665) 98.7%	$41,264,587

	Other Assets and Liabilities, Net 1.3%	537,277

	Total Net Assets 100.0%	$41,801,864

a	Non-income producing security.
b	Denotes investments purchased on a when-issued or delayed delivery basis.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$7,513,840
Gross unrealized depreciation	(501,918)

Net unrealized appreciation (depreciation)	$7,011,922

Cost for federal income tax purposes	$34,252,665

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2011, in valuing Partner Emerging Markets Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	4,383,144	–	4,383,144	–
Consumer Staples	4,192,554	1,303,140	2,889,414	–
Energy	7,019,729	3,637,020	3,382,709	–
Financials	12,208,578	2,466,544	9,742,034	–
Health Care	1,417,240	–	1,417,240	–
Industrials	3,522,395	462,662	3,059,733	–
Information Technology	4,329,355	726,920	3,602,435	–
Materials	1,651,555	1,651,555	–	–
Telecommunications Services	2,540,037	–	2,540,037	–
Total	$41,264,587	$10,247,841	$31,016,746	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Foreign Currency Forward Contracts	320	–	320	–
Total Asset Derivatives	$320	$–	$320	$–

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
South African Rand	SSB	142,186	4/1/2011 - 4/5/2011	$20,734	$21,018	$284
Thai Baht	SSB	930,015	4/1/2011 - 4/4/2011	30,713	30,749	36
Total Purchases				$51,447	$51,767	$320
Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts						$320

Counterparty

SSB   -   State Street Bank

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
50

Real Estate Securities Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Common Stock (99.7%)	Value
Diversified Real Estate Activities (0.1%)
15,000	Brookfield Asset Management, Inc.	$486,900

	Total Diversified Real Estate Activities	486,900

Diversified REITS (6.5%)
37,250	American Assets Trust, Inc.	792,308
42,452	Colonial Properties Trust	817,201
9,000	Excel Trust, Inc.	106,110
109,295	Liberty Property Trust[a]	3,595,805
16,500	PS Business Parks, Inc.	956,010
17,600	Retail Opportunity Investments Corporation	192,544
171,875	Vornado Realty Trust	15,039,062
32,920	Washington Real Estate Investment Trust	1,023,483

	Total Diversified REITS	22,522,523

Financials (<0.1%)
11,182	Cohen & Steers Quality Income Realty Fund, Inc.[a]	111,820

	Total Financials	111,820

Health Care (0.2%)
19,200	HCA Holdings, Inc.[b]	650,304

	Total Health Care	650,304

Hotels, Resorts & Cruise Lines (1.1%)
10,700	Gaylord Entertainment Company[a,b]	371,076
18,900	Marriott International, Inc.	672,462
37,021	Starwood Hotels & Resorts Worldwide, Inc.	2,151,661
44,000	Summit Hotel Properties, Inc.[b]	437,360
6,000	Wyndham Worldwide Corporation	190,860

	Total Hotels, Resorts & Cruise Lines	3,823,419

Industrial REITS (5.5%)
160,674	AMB Property Corporation	5,779,444
217,353	DCT Industrial Trust, Inc.	1,206,309
66,087	DuPont Fabros Technology, Inc.[a]	1,602,610
27,000	EastGroup Properties, Inc.[a]	1,187,190
12,000	First Industrial Realty Trust, Inc.[b]	142,680
38,431	First Potomac Realty Trust	605,288
531,535	ProLogis	8,493,929

	Total Industrial REITS	19,017,450

Mortgage REITS (2.0%)
32,400	American Capital Agency Corporation	944,136
11,450	Apollo Commercial Real Estate Finance, Inc.	187,207
20,300	Colony Financial, Inc.	375,550
12,650	CreXus Investment Corporation	144,463
160,500	Cypress Sharpridge Investments, Inc.[a]	2,035,140
3,300	Dynex Capital, Inc.	33,198
127,100	Invesco Mortgage Capital, Inc.	2,777,135
10,200	MFA Mortgage Investments, Inc.	83,640
3,850	PennyMac Mortgage Investment Trust	70,802

Shares	Common Stock (99.7%)	Value
Mortgage REITS (2.0%) - continued
42,650	Two Harbors Investment Corporation	$446,546

	Total Mortgage REITS	7,097,817

Office REITS (16.0%)
61,100	Alexandria Real Estate Equities, Inc.	4,763,967
143,017	BioMed Realty Trust, Inc.	2,720,183
156,200	Boston Properties, Inc.	14,815,570
141,940	Brandywine Realty Trust	1,723,152
24,402	CommonWealth REIT	633,720
15,800	Coresite Realty Corporation[a]	250,272
61,855	Corporate Office Properties Trust	2,235,440
127,524	Digital Realty Trust, Inc.[a]	7,414,245
145,100	Douglas Emmett, Inc.	2,720,625
198,500	Duke Realty Corporation	2,780,985
18,500	Government Properties Income Trust	496,910
64,400	Highwoods Properties, Inc.[a]	2,254,644
4,900	Hudson Pacific Properties, Inc.	72,030
56,361	Kilroy Realty Corporation	2,188,498
45,558	Lexington Realty Trust	425,967
84,625	Mack-Cali Realty Corporation	2,868,787
24,800	Piedmont Office Realty Trust, Inc.[a]	481,368
88,799	SL Green Realty Corporation	6,677,685

	Total Office REITS	55,524,048

Real Estate Operating Companies (0.9%)
104,300	Brookfield Properties Corporation	1,848,196
64,940	Forest City Enterprises, Inc.[b]	1,222,820

	Total Real Estate Operating Companies	3,071,016

Real Estate Services (0.1%)
17,700	CB Richard Ellis Group, Inc.[b]	472,590

	Total Real Estate Services	472,590

Residential REITS (17.6%)
90,000	American Campus Communities, Inc.	2,970,000
128,803	Apartment Investment & Management Company	3,280,612
38,400	Associated Estates Realty Corporation	609,792
89,040	AvalonBay Communities, Inc.	10,691,923
53,177	BRE Properties, Inc.	2,508,891
83,937	Camden Property Trust	4,769,300
46,700	Campus Crest Communities, Inc.[a]	552,461
58,400	Education Realty Trust, Inc.	468,952
47,015	Equity Lifestyle Properties, Inc.	2,710,415
299,650	Equity Residential	16,903,257
45,300	Essex Property Trust, Inc.	5,617,200
36,300	Home Properties, Inc.[a]	2,139,885
31,412	Mid-America Apartment Communities, Inc.	2,016,650
44,376	Post Properties, Inc.	1,741,758
6,000	Sun Communities, Inc.	213,900
159,931	UDR, Inc.	3,897,519

	Total Residential REITS	61,092,515

Retail REITS (24.1%)
54,078	Acadia Realty Trust	1,023,156
3,900	Agree Realty Corporation[a]	87,555

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
51

Real Estate Securities Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Common Stock (99.7%)	Value
Retail REITS (24.1%) - continued
123,580	CBL & Associates Properties, Inc.	$2,152,764
248,160	Developers Diversified Realty Corporation	3,474,240
33,181	Equity One, Inc.[a]	622,807
75,820	Federal Realty Investment Trust	6,183,879
350,208	General Growth Properties, Inc.[b]	5,421,220
84,324	Glimcher Realty Trust	779,997
43,300	Inland Real Estate Corporation	413,082
328,725	Kimco Realty Corporation	6,028,817
60,100	Kite Realty Group Trust	319,131
137,742	Macerich Company	6,822,361
85,100	National Retail Properties, Inc.[a]	2,223,663
17,300	Pennsylvania Real Estate Investment Trust[a]	246,871
41,786	Ramco-Gershenson Properties Trust	523,579
25,925	Realty Income Corporation[a]	906,079
118,600	Regency Centers Corporation	5,156,728
8,500	Saul Centers, Inc.	378,675
310,790	Simon Property Group, Inc.	33,304,256
96,702	Tanger Factory Outlet Centers, Inc.[a]	2,537,460
58,000	Taubman Centers, Inc.	3,107,640
92,800	Weingarten Realty Investors	2,325,568

	Total Retail REITS	84,039,528

Specialized REITS (25.6%)
61,124	Ashford Hospitality Trust	673,586
19,495	Chatham Lodging Trust	316,794
35,165	Chesapeake Lodging Trust	612,223
41,250	Cogdell Spencer, Inc.	245,025
189,793	DiamondRock Hospitality Company	2,119,988
48,336	Entertainment Properties Trust	2,263,092
106,435	Extra Space Storage, Inc.	2,204,269
90,300	FelCor Lodging Trust, Inc.[b]	553,539
336,579	Health Care Property Investors, Inc.	12,769,807
161,424	Health Care REIT, Inc.	8,465,075
48,875	Healthcare Realty Trust, Inc.	1,109,462
152,300	Hersha Hospitality Trust	904,662
70,855	Hospitality Properties Trust	1,640,293
693,404	Host Hotels & Resorts, Inc.	12,210,844
73,738	LaSalle Hotel Properties	1,990,926
13,800	LTC Properties, Inc.	391,092
60,778	Medical Properties Trust, Inc.	703,201
131,825	Nationwide Health Properties, Inc.	5,606,517
73,700	Omega Healthcare Investors, Inc.	1,646,458
19,050	Pebblebrook Hotel Trust	421,958
35,009	Plum Creek Timber Company, Inc.[a]	1,526,742
142,332	Public Storage, Inc.	15,786,042
22,400	Rayonier, Inc. REIT	1,395,744
9,683	Sabra Healthcare REIT, Inc.	170,518
110,056	Senior Housing Property Trust	2,535,690
9,700	Sovran Self Storage, Inc.	383,635
57,500	Strategic Hotel Capital, Inc.[b]	370,875
108,500	Sunstone Hotel Investors, Inc.[b]	1,105,615
68,475	U-Store-It Trust	720,357

Shares	Common Stock (99.7%)	Value
Specialized REITS (25.6%) - continued
151,659	Ventas, Inc.	$8,235,084

	Total Specialized REITS	89,079,113

	Total Common Stock (cost $303,515,718)	346,989,043

Principal Amount	Long-Term Fixed Income (0.1%)	Value
Collateralized Mortgage Obligations (0.1%)
	Countrywide Home Loans, Inc.
14,702	2.704%, 3/20/2036	14,570
	Deutsche Alt-A Securities, Inc.
93,391	5.888%, 6/25/2036	77,129
	Impac Secured Assets Corporation
158,036	0.360%, 2/25/2037[c]	84,353

	Total Collateralized Mortgage Obligations	176,052

	Total Long-Term Fixed Income (cost $256,756)	176,052

Shares	Collateral Held for Securities Loaned (7.3%)	Value
25,339,933	Thrivent Financial Securities Lending Trust	25,339,933

	Total Collateral Held for Securities Loaned (cost $25,339,933)	25,339,933

	Total Investments (cost $329,112,407) 107.1%	$372,505,028

	Other Assets and Liabilities, Net (7.1%)	(24,562,743)

	Total Net Assets 100.0%	$347,942,285

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 31, 2011.

    Definitions:

REIT	-	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$65,757,878
Gross unrealized depreciation	(22,365,257)

Net unrealized appreciation (depreciation)	$43,392,621

Cost for federal income tax purposes	$329,112,407

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
52

Real Estate Securities Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2011, in valuing Real Estate Securities Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Diversified Real Estate Activities	486,900	486,900	–	–
Diversified REITS	22,522,523	22,522,523	–	–
Financials	111,820	111,820	–	–
Health Care	650,304	650,304	–	–
Hotels, Resorts & Cruise Lines	3,823,419	3,823,419	–	–
Industrial REITS	19,017,450	19,017,450	–	–
Mortgage REITS	7,097,817	7,097,817	–	–
Office REITS	55,524,048	55,524,048	–	–
Real Estate Operating Companies	3,071,016	3,071,016	–	–
Real Estate Services	472,590	472,590	–	–
Residential REITS	61,092,515	61,092,515	–	–
Retail REITS	84,039,528	84,039,528	–	–
Specialized REITS	89,079,113	89,079,113	–	–
Long-Term Fixed Income
Collateralized Mortgage Obligations	176,052	–	176,052	–
Collateral Held for Securities Loaned	25,339,933	25,339,933	–	–
Total	$372,505,028	$372,328,976	$176,052	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Real Estate Securities Portfolio, is as follows:

Portfolio	Value December 31, 2010	Gross Purchases	Gross Sales	Shares Held at March 31, 2011	Value March 31, 2011	Income Earned January 1, 2011 - March 31, 2011
Thrivent Financial Securities Lending Trust	$28,278,375	$59,364,557	$62,302,999	25,339,933	$25,339,933	$20,899
Total Value and Income Earned	28,278,375				25,339,933	20,899

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
53

Partner Utilities Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Common Stock (97.7%)	Value
Alternative Carriers (2.9%)
13,307	TW Telecom, Inc.[a]	$255,494

	Total Alternative Carriers	255,494

Consumer Discretionary (5.9%)
10,455	Comcast Corporation	258,448
3,633	Time Warner Cable, Inc.	259,178

	Total Consumer Discretionary	517,626

Electric Utilities (31.9%)
10,075	Cleco Corporation	345,472
1,568	CPFL Energia SA ADR	137,059
7,057	Duke Energy Corporation	128,084
3,456	Edison International, Inc.	126,455
11,854	El Paso Electric Company[a]	360,362
3,717	ITC Holdings Corporation	259,818
2,316	NextEra Energy, Inc.	127,658
22,740	NV Energy, Inc.	338,599
17,184	PNM Resources, Inc.	256,385
10,534	Portland General Electric Company	250,393
2,806	Progress Energy, Inc.	129,469
9,382	UniSource Energy Corporation	338,972

	Total Electric Utilities	2,798,726

Gas Utilities (14.4%)
6,345	AGL Resources, Inc.	252,785
5,294	Energen Corporation	334,157
8,653	Southwest Gas Corporation	337,208
10,349	UGI Corporation	340,482

	Total Gas Utilities	1,264,632

Independent Power Producers & Energy Traders (8.4%)
9,901	AES Corporation[a]	128,713
22,175	Calpine Corporation[a]	351,917
8,095	Constellation Energy Group, Inc.	251,998

	Total Independent Power Producers & Energy Traders	732,628

Multi-Utilities (23.7%)
8,578	Alliant Energy Corporation	333,942
11,059	Avista Corporation	255,795
17,383	CMS Energy Corporation	341,402
2,502	Consolidated Edison, Inc.	126,901
2,815	Dominion Resources, Inc.	125,830
5,269	DTE Energy Company	257,970
5,121	OGE Energy Corporation	258,918
2,399	Sempra Energy	128,347
10,578	Xcel Energy, Inc.	252,708

	Total Multi-Utilities	2,081,813

Utilities (1.5%)
2,638	National Grid plc ADR	126,729

	Total Utilities	126,729

Water Utilities (2.9%)
9,087	American Water Works Company, Inc.	254,890

	Total Water Utilities	254,890

Shares	Common Stock (97.7%)	Value
Wireless Telecommunication Services (6.1%)
6,483	NII Holdings, Inc.[a]	$270,147
6,714	SBA Communications Corporation[a]	266,411

	Total Wireless Telecommunication Services	536,558

	Total Common Stock (cost $8,097,112)	8,569,096

	Total Investments (cost $8,097,112) 97.7%	$8,569,096

	Other Assets and Liabilities, Net 2.3%	200,408

	Total Net Assets 100.0%	$8,769,504

a	Non-income producing security.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$502,911
Gross unrealized depreciation	(30,927)

Net unrealized appreciation (depreciation)	$471,984

Cost for federal income tax purposes	$8,097,112

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
54

Partner Utilities Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2011, in valuing Partner Utilities Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Alternative Carriers	255,494	255,494	–	–
Consumer Discretionary	517,626	517,626	–	–
Electric Utilities	2,798,726	2,798,726	–	–
Gas Utilities	1,264,632	1,264,632	–	–
Independent Power Producers & Energy Traders	732,628	732,628	–	–
Multi-Utilities	2,081,813	2,081,813	–	–
Utilities	126,729	126,729	–	–
Water Utilities	254,890	254,890	–	–
Wireless Telecommunication Services	536,558	536,558	–	–

Total	$8,569,096	$8,569,096	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
55

Partner Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Common Stock (98.6%)	Value
Consumer Discretionary (15.3%)
54,730	7 Days Group Holdings, Ltd. ADR[a,b]	$1,109,924
13,080	Ann, Inc.[b]	380,759
14,610	Asbury Automotive Group, Inc.[b]	270,139
11,800	Body Central Corporation[b]	274,114
30,730	Bravo Brio Restaurant Group, Inc.[b]	543,614
60,400	Brunswick Corporation	1,535,972
9,470	Buffalo Wild Wings, Inc.[b]	515,452
19,750	California Pizza Kitchen, Inc.[b]	333,380
6,070	Chico’s FAS, Inc.	90,443
30,460	Children’s Place Retail Stores, Inc.[b]	1,517,822
13,090	Cooper Tire & Rubber Company	337,067
8,510	Cracker Barrel Old Country Store, Inc.	418,181
84,130	Crocs, Inc.[b]	1,500,879
13,810	Deckers Outdoor Corporation[b]	1,189,732
29,820	DineEquity, Inc.[b]	1,639,504
106,570	Finish Line, Inc.	2,115,414
55,632	Gaylord Entertainment Company[a,b]	1,929,318
1,480	Imax Corporation[a,b]	47,330
8,950	Joseph A. Bank Clothiers, Inc.[a,b]	455,376
4,040	Maidenform Brands, Inc.[b]	115,423
37,390	Meritage Homes Corporation[b]	902,221
83,550	Modine Manufacturing Company[b]	1,348,497
18,310	Polaris Industries, Inc.	1,593,336
125,460	Saks, Inc.[a,b]	1,418,953
28,270	Scientific Games Corporation[b]	247,080
61,920	Sonic Automotive, Inc.[a]	867,499
45,100	Sotheby’s Holdings, Inc.	2,372,260
35,100	Steven Madden, Ltd.[b]	1,647,243
11,390	Stoneridge, Inc.[b]	166,522
27,200	Tempur-Pedic International, Inc.[b]	1,377,952
28,670	Tenneco, Inc.[b]	1,217,041
81,800	Texas Roadhouse, Inc.	1,389,782
61,200	True Religion Apparel, Inc.[a,b]	1,436,364
37,090	Ulta Salon Cosmetics & Fragrance, Inc.[b]	1,785,142
8,170	Vitamin Shoppe, Inc.[b]	276,391
22,410	Warnaco Group, Inc.[b]	1,281,628

	Total Consumer Discretionary	35,647,754

Consumer Staples (3.0%)
3,420	Boston Beer Company, Inc.[b]	316,760
120,650	Cott Corporation[b]	1,013,460
20,610	Diamond Foods, Inc.[a]	1,150,038
8,190	Green Mountain Coffee Roasters, Inc.[a,b]	529,156
30,670	Hain Celestial Group, Inc.[b]	990,028
12,500	TreeHouse Foods, Inc.[b]	710,875
53,100	United Natural Foods, Inc.[b]	2,379,942

	Total Consumer Staples	7,090,259

Energy (6.0%)
14,160	Approach Resources Inc.[b]	475,776
7,670	BreitBurn Energy Partners LP	166,669
17,670	Brigham Exploration Company[b]	656,971
10,880	Carrizo Oil & Gas, Inc.[b]	401,798
15,480	Dril-Quip, Inc.[b]	1,223,384
47,680	Energy XXI Ltd.[b]	1,625,888

Shares	Common Stock (98.6%)	Value
Energy (6.0%) - continued
8,800	GeoResources, Inc.[b]	$275,176
32,310	ION Geophysical Corporation[b]	410,014
82,350	James River Coal Company[a,b]	1,990,399
153,983	Key Energy Services, Inc.[b]	2,394,436
4,530	Lufkin Industries, Inc.	423,419
11,790	Northern Oil and Gas, Inc.[a,b]	314,793
45,780	Oasis Petroleum, Inc.[b]	1,447,564
16,750	Rex Energy Corporation[b]	195,137
44,467	Swift Energy Company[b]	1,897,852

	Total Energy	13,899,276

Financials (4.9%)
31,223	Bank of the Ozarks, Inc.[a]	1,364,757
31,790	Calamos Asset Management, Inc.	527,396
16,110	Endurance Specialty Holdings, Ltd.	786,490
11,260	Greenhill & Company, Inc.[a]	740,795
7,260	Harleysville Group, Inc.	240,524
3,790	IBERIABANK Corporation	227,893
23,030	Kilroy Realty Corporation	894,255
56,180	MarketAxess Holdings, Inc.	1,359,556
172,040	MF Global Holdings, Ltd.[b]	1,424,491
15,400	Portfolio Recovery Associates, Inc.[a,b]	1,311,002
28,490	Radian Group, Inc.	194,017
46,260	Tanger Factory Outlet Centers, Inc.[a]	1,213,863
40,130	Texas Capital Bancshares, Inc.[b]	1,042,979
11,250	Umpqua Holdings Corporation	128,700

	Total Financials	11,456,718

Health Care (18.2%)
13,010	Achillion Pharmaceuticals, Inc.[b]	93,022
141,000	Amarin Corporation plc ADR[a,b]	1,029,300
45,630	AMERIGROUP Corporation[b]	2,931,727
5,900	Ardea Biosciences, Inc.[a,b]	169,271
12,450	ArthroCare Corporation[b]	415,083
10,240	Bio-Reference Laboratories, Inc.[b]	229,786
44,160	Catalyst Health Solutions, Inc.[b]	2,469,869
51,320	Cepheid, Inc.[b]	1,437,986
20,650	Chemed Corporation	1,375,497
5,600	Computer Programs and Systems, Inc.	359,968
34,590	Cooper Companies, Inc.	2,402,275
3,420	Dexcom, Inc.[b]	53,078
46,230	Exelixis, Inc.[b]	522,399
96,830	Healthsouth Corporation[b]	2,418,813
23,960	Healthspring, Inc.[b]	895,385
1,060	HeartWare International, Inc.[b]	90,662
32,060	Hill-Rom Holdings, Inc.	1,217,639
21,977	HMS Holding Corporation[b]	1,798,817
11,390	ICON plc ADR[b]	245,910
51,790	Impax Laboratories, Inc.[b]	1,318,056
64,170	Incyte Corporation[a,b]	1,017,095
30,690	Medicis Pharmaceutical Corporation	983,308
54,700	Medivation, Inc.[a,b]	1,019,608
22,080	Mednax, Inc.[b]	1,470,749
16,020	Molina Healthcare, Inc.[b]	640,800
13,030	NxStage Medical, Inc.[b]	286,399
35,400	Onyx Pharmaceuticals, Inc.[b]	1,245,372
11,430	Orthofix International NVb	371,018
53,550	PAREXEL International Corporation[b]	1,333,395

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
56

Partner Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Common Stock (98.6%)	Value
Health Care (18.2%) - continued
23,790	Pharmasset, Inc.[b]	$1,872,511
67,690	PSS World Medical, Inc.[a,b]	1,837,784
7,000	QLT Inc.[b]	48,650
21,890	Quality Systems, Inc.[a]	1,824,313
20,800	Questcor Pharmaceuticals, Inc.[b]	299,728
22,710	Regeneron Pharmaceuticals, Inc.[b]	1,020,587
57,950	Seattle Genetics, Inc.[a,b]	902,281
11,710	Sunrise Senior Living, Inc.[b]	139,700
34,450	SXC Health Solutions Corporation[b]	1,887,860
29,690	Targacept, Inc.[b]	789,457
175,320	Tenet Healthcare Corporation[b]	1,306,134
22,070	Volcano Corporation[b]	564,992

	Total Health Care	42,336,284

Industrials (17.0%)
86,650	A123 Systems, Inc.[a,b]	550,227
52,570	Actuant Corporation	1,524,530
21,350	Alaska Air Group, Inc.[b]	1,354,017
2,180	American Science & Engineering, Inc.	201,345
82,480	Avis Budget Group, Inc.[b]	1,477,217
26,130	Belden, Inc.	981,182
2,460	Chart Industries, Inc.[b]	135,398
24,500	Clean Harbors, Inc.[b]	2,417,170
5,010	Consolidated Graphics, Inc.[b]	273,696
31,820	Copa Holdings SA	1,680,096
43,930	EnPro Industries, Inc.[b]	1,595,538
5,530	ESCO Technologies, Inc.	210,970
52,140	Genesee & Wyoming, Inc.[b]	3,034,548
55,410	GrafTech International, Ltd.[b]	1,143,108
44,210	Greenbrier Companies, Inc.[b]	1,254,680
36,410	Herman Miller, Inc.	1,000,911
76,880	Hexcel Corporation[b]	1,513,767
56,360	Hub Group, Inc.[b]	2,039,668
14,530	Huron Consulting Group, Inc.[b]	402,336
113,570	Kforce, Inc.[b]	2,078,331
43,540	Knight Transportation, Inc.	838,145
18,440	Lindsay Manufacturing Company[a]	1,457,129
69,290	Meritor, Inc.[b]	1,175,851
6,660	Middleby Corporation[b]	620,845
23,520	Polypore International, Inc.[b]	1,354,282
30,303	Robbins & Myers, Inc.	1,393,635
24,110	Triumph Group, Inc.	2,132,529
106,980	TrueBlue, Inc.[b]	1,796,194
33,870	WESCO International, Inc.[b]	2,116,875
56,666	Woodward, Inc.	1,958,377

	Total Industrials	39,712,597

Information Technology (27.2%)
33,970	Acme Packet, Inc.[b]	2,410,511
54,500	Aeroflex Holding Corporation[b]	992,445
18,320	Anixter International, Inc.	1,280,385
9,390	ANSYS, Inc.[b]	508,844
96,160	Ariba, Inc.[b]	3,282,902
58,890	Aruba Networks, Inc.[b]	1,992,838
13,130	Blue Coat Systems, Inc.[b]	369,741
9,150	Bottomline Technologies, Inc.[b]	230,031
9,750	Broadsoft, Inc.[a,b]	464,977
17,550	Camelot Information Systems, Inc. ADR[b]	291,154
48,450	Cavium Networks, Inc.[b]	2,176,858
116,130	Cirrus Logic, Inc.[b]	2,442,214

Shares	Common Stock (98.6%)	Value
Information Technology (27.2%) - continued
16,320	Cogo Group, Inc.[b]	$131,702
3,470	Coherent, Inc.[b]	201,642
39,610	Concur Technologies, Inc.[b]	2,196,374
69,990	Dice Holdings, Inc.[b]	1,057,549
219,520	Entropic Communications, Inc.[a,b]	1,854,944
10,670	Fabrinet[b]	215,107
7,950	Hittite Microwave Corporation[b]	506,972
73,470	Hypercom Corporation[b]	883,844
41,980	Inphi Corporation[a,b]	882,000
53,680	IntraLinks Holdings, Inc.[b]	1,435,403
22,670	IPG Photonics Corporation[b]	1,307,606
115,910	Ixia[a,b]	1,840,651
50,200	Jack Henry & Associates, Inc.	1,701,278
15,190	Kenexa Corporation[b]	419,092
231,270	Limelight Networks, Inc.[b]	1,655,893
49,530	Motricity, Inc.[a,b]	744,436
38,860	NETGEAR, Inc.[b]	1,260,618
63,150	Netlogic Microsystems, Inc.[b]	2,653,563
10,240	NetScout Systems, Inc.[b]	279,757
82,150	Oclaro, Inc.[a,b]	945,546
9,660	OpenTable, Inc.[a,b]	1,027,341
6,530	Power Integrations, Inc.	250,295
48,555	Progress Software Corporation[b]	1,412,465
38,260	QLIK Technologies, Inc.[b]	994,760
61,850	Quantum Corporation[b]	155,862
37,570	QuinStreet, Inc.[a,b]	853,966
58,280	Riverbed Technology, Inc.[b]	2,194,242
5,100	Rofin-Sinar Technologies, Inc.[b]	201,450
158,050	Sapient Corporation[b]	1,809,673
44,010	SAVVIS, Inc.[b]	1,632,331
15,740	Silicon Image, Inc.[b]	141,188
41,290	SuccessFactors, Inc.[b]	1,614,026
67,480	Synchronoss Technologies, Inc.[b]	2,344,930
12,670	Syntel, Inc.	661,754
56,740	Taleo Corporation[b]	2,022,781
88,590	Teradyne, Inc.[b]	1,577,788
9,250	Terremark Worldwide, Inc.[b]	175,750
94,770	TIBCO Software, Inc.[b]	2,582,483
47,120	Ultratech, Inc.[b]	1,385,328
31,090	VeriFone Systems, Inc.[b]	1,708,396

	Total Information Technology	63,363,686

Materials (6.5%)
95,110	AK Steel Holding Corporation[a]	1,500,836
50,140	Allied Nevada Gold Corporation[b]	1,778,967
6,330	Domtar Corporation	580,967
23,620	Globe Specialty Metals, Inc.	537,591
54,080	Huntsman Corporation	939,910
12,970	KapStone Paper and Packaging Corporation[b]	222,695
105,750	Louisiana-Pacific Corporation[b]	1,110,375
11,730	LSB Industries, Inc.[b]	464,977
11,070	Market Vectors Junior Gold Miners ETF[a]	434,166
15,700	Noranda Aluminum Holding Corporation[b]	251,985
28,489	Rock-Tenn Company[a]	1,975,712
99,480	Solutia, Inc.[b]	2,526,792
76,260	Stillwater Mining Company[b]	1,748,642

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
57

Partner Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Common Stock (98.6%)	Value
Materials (6.5%) - continued
85,070	Thompson Creek Metals Company, Inc.[a,b]	$1,066,778

	Total Materials	15,140,393

Telecommunications Services (0.5%)
73,450	Cogent Communications Group, Inc.[b]	1,048,132

	Total Telecommunications Services	1,048,132

Utilities (<0.1%)
5,092	Artesian Resources Corporation	99,243

	Total Utilities	99,243

	Total Common Stock (cost $163,539,337)	229,794,342

Shares	Collateral Held for Securities Loaned (14.3%)	Value
33,278,680	Thrivent Financial Securities Lending Trust	33,278,680

	Total Collateral Held for Securities Loaned (cost $33,278,680)	33,278,680

	Total Investments (cost $196,818,017) 112.9%	$263,073,022

	Other Assets and Liabilities, Net (12.9%)	(30,132,697)

	Total Net Assets 100.0%	$232,940,325

a	All or a portion of the security is on loan.
b	Non-income producing security.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation) Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$67,938,874
Gross unrealized depreciation	(1,683,869)

Net unrealized appreciation (depreciation)	$66,255,005

Cost for federal income tax purposes	$196,818,017

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2011, in valuing Partner Small Cap Growth Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	35,647,754	35,647,754	–	–
Consumer Staples	7,090,259	7,090,259	–	–
Energy	13,899,276	13,899,276	–	–
Financials	11,456,718	11,456,718	–	–
Health Care	42,336,284	42,336,284	–	–
Industrials	39,712,597	39,712,597	–	–
Information Technology	63,363,686	63,363,686	–	–
Materials	15,140,393	15,140,393	–	–
Telecommunications Services	1,048,132	1,048,132	–	–
Utilities	99,243	99,243	–	–
Collateral Held for Securities Loaned	33,278,680	33,278,680	–	–

Total	$263,073,022	$263,073,022	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
58

Partner Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Small Cap Growth Portfolio, is as follows:

Portfolio	Value December 31, 2010	Gross Purchases	Gross Sales	Shares Held at March 31, 2011	Value March 31, 2011	Income Earned January 1, 2011 - March 31, 2011
Thrivent Financial Securities Lending Trust	$29,124,371	$40,997,299	$36,842,990	33,278,680	$33,278,680	$24,763
Total Value and Income Earned	29,124,371				33,278,680	24,763

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
59

Partner Small Cap Value Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Common Stock (97.9%)	Value
Consumer Discretionary (12.8%)
216,100	Aaron’s, Inc.[a]	$5,480,296
31,000	Ascent Media Corporation[b]	1,514,350
50,300	CSS Industries, Inc.	948,155
59,100	Dorman Products, Inc.[b]	2,487,519
100,000	Drew Industries, Inc.	2,233,000
60,000	Ethan Allen Interiors, Inc.[a]	1,314,000
86,300	Fred’s, Inc.	1,149,516
96,000	Haverty Furniture Companies, Inc.	1,272,960
40,700	Hooker Furniture Corporation	486,772
66,200	M/I Homes, Inc.[b]	992,338
87,500	MarineMax, Inc.[b]	862,750
47,500	Matthews International Corporation	1,831,125
74,600	Men’s Wearhouse, Inc.	2,018,676
106,600	Meritage Homes Corporation[b]	2,572,258
189,900	Orient-Express Hotels, Ltd.[b]	2,349,063
575,000	Sealy Corporation[a,b]	1,460,500
146,000	Shiloh Industries, Inc.	1,705,280
62,100	Stanley Furniture Company, Inc.[b]	342,792
161,000	Stein Mart, Inc.	1,627,710
43,000	Steven Madden, Ltd.[b]	2,017,990
113,400	Winnebago Industries, Inc.[a,b]	1,516,158

	Total Consumer Discretionary	36,183,208

Consumer Staples (0.7%)
242,300	Alliance One International, Inc.[b]	974,046
27,900	Nash Finch Company	1,058,526

	Total Consumer Staples	2,032,572

Energy (6.4%)
10,400	Carbo Ceramics, Inc.[a]	1,467,648
90,900	Cloud Peak Energy, Inc.[b]	1,962,531
61,100	Forest Oil Corporation[b]	2,311,413
86,500	Gulf Island Fabrication, Inc.	2,782,705
250,000	Hercules Offshore, Inc.[b]	1,652,500
20,300	Overseas Shipholding Group, Inc.[a]	652,442
127,900	Penn Virginia Corporation	2,169,184
28,900	Swift Energy Company[b]	1,233,452
178,800	Tetra Technologies, Inc.[b]	2,753,520
71,100	Venoco, Inc.[b]	1,215,099

	Total Energy	18,200,494

Financials (22.1%)
86,300	Alterra Capital Holdings, Ltd.	1,927,942
195,800	Ares Capital Corporation	3,309,020
185,100	CBL & Associates Properties, Inc.	3,224,442
127,500	Cedar Shopping Centers, Inc.	768,825
95,000	Columbia Banking System, Inc.	1,821,150
84,400	East West Bancorp, Inc.	1,853,424
48,500	Employers Holdings, Inc.	1,002,010
95,500	First Opportunity Fund, Inc.[b]	692,375
69,500	First Potomac Realty Trust	1,094,625
45,000	Fortegra Financial Corporation[b]	511,200
96,000	Glacier Bancorp, Inc.[a]	1,444,800
67,800	Gladstone Capital Corporation[a]	766,818
76,600	Hatteras Financial Corporation	2,153,992
128,000	Hercules Technology Growth Capital, Inc.	1,408,000
81,000	Home Bancshares, Inc.	1,842,750
19,400	iShares Russell 2000 Value Fund[a]	1,462,372
56,400	JMP Group, Inc.	485,604

Shares	Common Stock (97.9%)	Value
Financials (22.1%) - continued
57,600	Kilroy Realty Corporation	$2,236,608
257,200	Kite Realty Group Trust	1,365,732
82,500	LaSalle Hotel Properties	2,227,500
3,800	Markel Corporation[b]	1,574,910
103,000	Meadowbrook Insurance Group, Inc.	1,066,050
73,200	National Interstate Corporation	1,526,220
31,800	Parkway Properties, Inc.	540,600
41,500	Pebblebrook Hotel Trust	919,225
175,400	PennantPark Investment Corporation	2,090,768
25,300	Piper Jaffray Companies[b]	1,048,179
52,700	Potlatch Corporation	2,118,540
70,900	ProAssurance Corporation[b]	4,492,933
55,400	Radian Group, Inc.	377,274
153,300	Redwood Trust, Inc.[a]	2,383,815
123,100	Safeguard Scientifics, Inc.[b]	2,505,085
111,800	Sandy Spring Bancorp, Inc.	2,063,828
53,300	SeaBright Holdings, Inc.	546,325
54,100	SVB Financial Group[b]	3,079,913
296,600	Western Alliance Bancorp[a,b]	2,438,052
61,400	Wintrust Financial Corporation[a]	2,256,450

	Total Financials	62,627,356

Health Care (4.7%)
37,800	Angiodynamics, Inc.[b]	571,536
6,700	Atrion Corporation	1,168,949
96,000	Infinity Pharmaceuticals, Inc.[a,b]	564,480
842,100	Lexicon Pharmaceuticals, Inc.[a,b]	1,414,728
32,500	National Healthcare Corporation[a]	1,510,925
110,500	Owens & Minor, Inc.	3,589,040
90,500	Triple-S Management Corporation[b]	1,862,490
61,100	West Pharmaceutical Services, Inc.	2,735,447

	Total Health Care	13,417,595

Industrials (25.8%)
56,400	A.O. Smith Corporation	2,500,776
35,800	Alaska Air Group, Inc.[b]	2,270,436
28,000	Ameron International Corporation	1,954,120
38,700	Applied Industrial Technologies, Inc.	1,287,162
19,500	Astec Industries, Inc.[b]	727,155
145,000	Beacon Roofing Supply, Inc.[b]	2,968,150
47,500	Belden, Inc.	1,783,625
25,500	Cascade Corporation	1,136,790
19,300	Circor International, Inc.	907,486
53,100	Colfax Corporation[b]	1,218,645
87,200	Comfort Systems USA, Inc.	1,226,904
36,000	Courier Corporation	502,560
65,100	Dolan Company[b]	790,314
17,400	Franklin Electric Company, Inc.	803,880
24,500	FTI Consulting, Inc.[a,b]	939,085
61,000	G & K Services, Inc.	2,028,250
84,400	Genesee & Wyoming, Inc.[b]	4,912,080
107,100	Gibraltar Industries, Inc.[b]	1,277,703
111,900	Greenbrier Companies, Inc.[b]	3,175,722
64,000	Hub Group, Inc.[b]	2,316,160
54,300	IDEX Corporation	2,370,195
93,500	Insituform Technologies, Inc.[b]	2,501,125
48,500	Kaman Corporation	1,707,200
95,800	Kforce, Inc.[b]	1,753,140

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
60

Partner Small Cap Value Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Common Stock (97.9%)	Value
Industrials (25.8%) - continued
84,800	Kirby Corporation[b]	$4,858,192
53,500	Kratos Defense & Security Solutions, Inc.[b]	761,840
112,200	McGrath Rentcorp	3,059,694
40,800	Mine Safety Appliances Company	1,496,136
118,200	Navigant Consulting, Inc.[b]	1,180,818
29,500	Nordson Corporation	3,394,270
70,800	Robbins & Myers, Inc.	3,256,092
95,000	SkyWest, Inc.	1,607,400
52,300	Sterling Construction Company, Inc.[b]	882,824
28,700	Sun Hydraulics Corporation	1,236,970
46,500	Universal Forest Products, Inc.	1,704,225
58,300	Universal Truckload Services, Inc.[b]	1,005,675
92,300	Vitran Corporation, Inc.[b]	1,300,507
65,300	Waste Connections, Inc.	1,879,987
65,400	Woodward, Inc.	2,260,224

	Total Industrials	72,943,517

Information Technology (11.0%)
69,812	Accelrys, Inc.[b]	558,496
136,000	Advanced Energy Industries, Inc.[b]	2,223,600
36,500	ATMI, Inc.[b]	689,120
137,500	Brooks Automation, Inc.[b]	1,887,875
19,300	Cabot Microelectronics Corporation[b]	1,008,425
65,900	Cognex Corporation	1,861,675
59,100	Cohu, Inc.	907,776
120,500	Electro Rent Corporation	2,070,190
43,000	Electro Scientific Industries, Inc.[b]	746,480
67,700	Intevac, Inc.[b]	841,511
73,200	Ixia[a,b]	1,162,416
16,800	Littelfuse, Inc.	959,280
87,000	Methode Electronics, Inc.	1,050,960
126,000	Monotype Imaging Holdings, Inc.[b]	1,827,000
128,000	Progress Software Corporation[b]	3,723,520
160,000	ShoreTel, Inc.[b]	1,316,800
316,000	Sonus Networks, Inc.[b]	1,188,160
26,600	Standard Microsystems Corporation[b]	655,956
82,400	StarTek, Inc.[b]	415,296
67,000	Synnex Corporation[b]	2,192,910
75,600	Teradyne, Inc.[b]	1,346,436
66,200	Xyratex, Ltd.[b]	740,116
297,700	Zarlink Semiconductor, Inc.[a,b]	660,894
79,500	Zygo Corporation[b]	1,162,290

	Total Information Technology	31,197,182

Materials (9.2%)
39,300	AMCOL International Corporation	1,414,014
79,000	AptarGroup, Inc.	3,960,270
76,800	Arch Chemicals, Inc.	3,194,112
25,900	Carpenter Technology Corporation	1,106,189
45,400	Clearwater Paper Corporation[b]	3,695,560
60,100	Franco-Nevada Corporation	2,206,250
21,300	Haynes International, Inc.	1,181,085
48,200	Innospec, Inc.[b]	1,539,508
23,700	Minerals Technologies, Inc.	1,623,924
118,300	Myers Industries, Inc.	1,174,719

Shares	Common Stock (97.9%)	Value
Materials (9.2%) - continued
265,900	North American Palladium, Ltd.[a,b]	$1,725,691
96,000	Sims Metal Management, Ltd. ADR[a]	1,742,400
188,000	Wausau Paper Corporation	1,436,320

	Total Materials	26,000,042

Telecommunications Services (0.3%)
95,000	Premiere Global Services, Inc.[b]	723,900

	Total Telecommunications Services	723,900

Utilities (4.9%)
43,700	Black Hills Corporation	1,461,328
99,800	Cleco Corporation	3,422,142
97,900	El Paso Electric Company[b]	2,976,160
23,700	Empire District Electric Company[a]	516,423
53,700	NorthWestern Corporation	1,627,110
65,400	Southwest Gas Corporation	2,548,638
44,600	Vectren Corporation	1,213,120

	Total Utilities	13,764,921

	Total Common Stock (cost $215,983,021)	277,090,787

Shares	Preferred Stock (0.7%)	Value
Financials (0.5%)
820	East West Bancorp, Inc.[c]	1,319,175

	Total Financials	1,319,175

Health Care (0.2%)
51,400	National Healthcare Corporation, Convertible[c]	740,674

	Total Health Care	740,674

	Total Preferred Stock (cost $1,505,546)	2,059,849

Shares	Collateral Held for Securities Loaned (7.3%)	Value
20,480,625	Thrivent Financial Securities Lending Trust	20,480,625
	Total Collateral Held for Securities Loaned (cost $20,480,625)	20,480,625

Principal Amount	Short-Term Investments (1.4%)[d]	Value
4,005,000	AllianceBernstein LP	4,005,000
	0.180%, 4/1/2011

	Total Short-Term Investments (at amortized cost)	4,005,000

	Total Investments (cost $241,974,192) 107.3%	$303,636,261

	Other Assets and Liabilities, Net (7.3%)	(20,606,390)

	Total Net Assets 100.0%	$283,029,871

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
61

Partner Small Cap Value Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$77,073,796
Gross unrealized depreciation	(15,411,727)

Net unrealized appreciation (depreciation)	$61,662,069

Cost for federal income tax purposes	$241,974,192

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2011, in valuing Partner Small Cap Value Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	36,183,208	36,183,208	–	–
Consumer Staples	2,032,572	2,032,572	–	–
Energy	18,200,494	18,200,494	–	–
Financials	62,627,356	62,627,356	–	–
Health Care	13,417,595	13,417,595	–	–
Industrials	72,943,517	72,943,517	–	–
Information Technology	31,197,182	31,197,182	–	–
Materials	26,000,042	23,793,792	2,206,250	–
Telecommunications Services	723,900	723,900	–	–
Utilities	13,764,921	13,764,921	–	–
Preferred Stock
Financials	1,319,175	–	1,319,175	–
Health Care	740,674	740,674	–	–
Collateral Held for Securities Loaned	20,480,625	20,480,625	–	–
Short-Term Investments	4,005,000	–	4,005,000	–

Total	$303,636,261	$296,105,836	$7,530,425	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Small Cap Value Portfolio, is as follows:

Portfolio	Value December 31, 2010	Gross Purchases	Gross Sales	Shares Held at March 31, 2011	Value March 31, 2011	Income Earned January 1, 2011 - March 31, 2011
Thrivent Financial Securities Lending Trust	$19,198,200	$27,957,350	$26,674,925	20,480,625	$20,480,625	$5,292
Total Value and Income Earned	19,198,200				20,480,625	5,292

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
62

Small Cap Stock Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Common Stock (89.7%)	Value
Consumer Discretionary (9.2%)
13,800	DreamWorks Animation SKG, Inc.[a]	$385,434
292,277	Foot Locker, Inc.	5,763,703
35,700	Jack in the Box, Inc.[a]	809,676
15,200	KB Home[b]	189,088
66,200	Knology, Inc.[a]	854,642
39,668	Panera Bread Company[a]	5,037,836
573,362	Pier 1 Imports, Inc.[a]	5,819,624
122,564	Signet Jewelers, Ltd.[a]	5,640,395
87,594	Warnaco Group, Inc.[a]	5,009,501

	Total Consumer Discretionary	29,509,899

Consumer Staples (3.9%)
95,237	Corn Products International, Inc.	4,935,181
16,400	Diamond Foods, Inc.[b]	915,120
58,740	Herbalife, Ltd.	4,779,087
31,700	TreeHouse Foods, Inc.[a]	1,802,779

	Total Consumer Staples	12,432,167

Energy (10.5%)
135,412	Arch Coal, Inc.	4,880,248
156,861	Forest Oil Corporation[a]	5,934,051
433,419	International Coal Group, Inc.[a]	4,897,635
76,712	Oil States International, Inc.[a]	5,840,852
192,943	Patriot Coal Corporation[a]	4,983,718
136,643	Swift Energy Company[a]	5,831,923
50,700	Tesco Corporation[a]	1,112,865
25,300	Willbros Group, Inc.[a]	276,276

	Total Energy	33,757,568

Financials (13.5%)
45,396	Affiliated Managers Group, Inc.[a]	4,964,960
136,600	First Niagara Financial Group, Inc.[b]	1,855,028
80,800	Hercules Technology Growth Capital, Inc.	888,800
38,100	IBERIABANK Corporation	2,290,953
14,660	iShares Russell 2000 Index Fund	1,233,932
177,780	LaSalle Hotel Properties	4,800,060
46,200	MB Financial, Inc.	968,352
449,836	Ocwen Financial Corporation[a]	4,957,193
1,638,023	Popular, Inc.[a]	4,766,647
88,000	Solar Capital, Ltd.	2,101,440
87,935	SVB Financial Group[a]	5,006,140
187,684	Texas Capital Bancshares, Inc.[a]	4,877,907
210,003	Zions Bancorporation	4,842,669

	Total Financials	43,554,081

Health Care (10.9%)
257,150	Align Technology, Inc.[a]	5,266,432
29,500	Conceptus, Inc.[a,b]	426,275
89,242	Covance, Inc.[a]	4,883,322
234,304	Endologix, Inc.[a]	1,588,581
171,511	Health Net, Inc.[a]	5,608,410
136,967	LifePoint Hospitals, Inc.[a]	5,503,334
42,100	Omnicare, Inc.[b]	1,262,579
200,917	PSS World Medical, Inc.[a,b]	5,454,897
73,811	United Therapeutics Corporation[a]	4,946,813

	Total Health Care	34,940,643

Industrials (17.3%)
3,900	Alaska Air Group, Inc.[a]	247,338
185,268	Deluxe Corporation	4,917,013

Shares	Common Stock (89.7%)	Value
Industrials (17.3%) - continued
180,504	EMCOR Group, Inc.[a]	$5,590,209
127,695	FTI Consulting, Inc.[a]	4,894,549
56,600	Herman Miller, Inc.	1,555,934
64,600	ICF International, Inc.[a]	1,326,884
16,000	Kforce, Inc.[a]	292,800
245,111	Knight Transportation, Inc.	4,718,387
26,700	Landstar System, Inc.	1,219,656
325,284	Manitowoc Company, Inc.	7,117,214
99,800	Navigant Consulting, Inc.[a]	997,002
23,400	Old Dominion Freight Line, Inc.[a]	821,106
161,287	Oshkosh Corporation[a]	5,706,334
146,355	Shaw Group, Inc.[a]	5,182,430
36,600	Steelcase, Inc.	416,508
52,800	Sykes Enterprises, Inc.[a]	1,043,856
102,072	Teledyne Technologies, Inc.[a]	5,278,143
17,800	URS Corporation[a]	819,690
90,800	Waste Connections, Inc.	2,614,132
38,000	Werner Enterprises, Inc.[b]	1,005,860

	Total Industrials	55,765,045

Information Technology (19.2%)
918,646	Brocade Communications[a]	5,649,673
123,774	Cogo Group, Inc.[a]	998,856
121,398	CommVault Systems, Inc.[a]	4,841,352
250,542	GSI Commerce, Inc.[a,b]	7,333,365
96,160	Informatica Corporation[a]	5,022,437
58,600	Ingram Micro, Inc.[a]	1,232,358
304,309	Monster Worldwide, Inc.[a]	4,838,513
68,853	Netlogic Microsystems, Inc.[a]	2,893,203
155,845	Plantronics, Inc.	5,707,044
170,444	Plexus Corporation[a]	5,975,767
244,906	PMC-Sierra, Inc.[a]	1,836,795
188,590	Quest Software, Inc.[a]	4,788,300
14,600	Sourcefire, Inc.[a]	401,646
5,300	Tech Data Corporation[a]	269,558
270,209	Teradyne, Inc.[a]	4,812,422
186,872	TIBCO Software, Inc.[a]	5,092,262

	Total Information Technology	61,693,551

Materials (1.0%)
15,000	Packaging Corporation of America	433,350
92,600	Puda Coal, Inc.[a,b]	1,134,350
26,400	Reliance Steel & Aluminum Company	1,525,392

	Total Materials	3,093,092

Telecommunications Services (0.4%)
76,600	NTELOS Holdings Corporation	1,410,206

	Total Telecommunications Services	1,410,206

Utilities (3.8%)
42,800	Avista Corporation	989,964
14,800	NV Energy, Inc.	220,372
15,700	PNM Resources, Inc.	234,244
7,600	Portland General Electric Company	180,652
124,287	Southwest Gas Corporation	4,843,464
148,399	UGI Corporation	4,882,327

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
63

Small Cap Stock Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Common Stock (89.7%)	Value
Utilities (3.8%) - continued
22,300	UniSource Energy Corporation	$805,699

	Total Utilities	12,156,722

	Total Common Stock (cost $235,076,490)	288,312,974

Shares	Collateral Held for Securities Loaned (4.6%)	Value
14,755,862	Thrivent Financial Securities Lending Trust	14,755,862

	Total Collateral Held for Securities Loaned (cost $14,755,862)	14,755,862

Principal Amount	Short-Term Investments (11.1%)[c]	Value
	Alpine Securitization Corporation
6,950,000	0.120%, 4/1/2011	6,950,000
	Federal Home Loan Bank Discount Notes
6,820,000	0.085%, 4/6/2011	6,819,920
10,000,000	0.075%, 4/8/2011	9,999,854
8,000,000	0.080%, 4/13/2011	7,999,787
	Federal National Mortgage Association Discount Notes
2,000,000	0.050%, 4/25/2011	1,999,933
	U.S. Treasury Bills
1,800,000	0.125%, 8/18/2011	1,799,137

	Total Short-Term Investments (at amortized cost)	35,568,631

	Total Investments (cost $285,400,983) 105.4%	$338,637,467

	Other Assets and Liabilities, Net (5.4%)	(17,365,499)

	Total Net Assets 100.0%	$321,271,968

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$55,261,406
Gross unrealized depreciation	(2,024,922)

Net unrealized appreciation (depreciation)	$53,236,484

Cost for federal income tax purposes	$285,400,983

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
64

Small Cap Stock Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2011, in valuing Small Cap Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	29,509,899	29,509,899	–	–
Consumer Staples	12,432,167	12,432,167	–	–
Energy	33,757,568	33,757,568	–	–
Financials	43,554,081	43,554,081	–	–
Health Care	34,940,643	34,940,643	–	–
Industrials	55,765,045	55,765,045	–	–
Information Technology	61,693,551	61,693,551	–	–
Materials	3,093,092	3,093,092	–	–
Telecommunications Services	1,410,206	1,410,206	–	–
Utilities	12,156,722	12,156,722	–	–
Collateral Held for Securities Loaned	14,755,862	14,755,862	–	–
Short-Term Investments	35,568,631	–	35,568,631	–

Total	$338,637,467	$303,068,836	$35,568,631	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	1,405,372	1,405,372	–	–
Total Asset Derivatives	$1,405,372	$1,405,372	$–	$–

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Russell 2000 Index Mini-Futures	334	June 2011	$26,707,408	$28,112,780	$1,405,372
Total Futures Contracts					$1,405,372

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Small Cap Stock Portfolio, is as follows:

Portfolio	Value December 31, 2010	Gross Purchases	Gross Sales	Shares Held at March 31, 2011	Value March 31, 2011	Income Earned January 1, 2011 - March 31, 2011
Thrivent Financial Securities Lending Trust	$13,642,150	$40,124,775	$39,011,063	14,755,862	$14,755,862	$12,065
Total Value and Income Earned	13,642,150				14,755,862	12,065

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
65

Small Cap Index Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Common Stock (98.7%)	Value
Consumer Discretionary (13.7%)
8,100	American Public Education, Inc.[a,b]	$327,645
11,700	Arbitron, Inc.	468,351
5,300	Arctic Cat, Inc.[b]	82,415
8,100	Audiovox Corporation[b]	64,800
9,500	Big 5 Sporting Goods Corporation	113,240
615	Biglari Holdings, Inc.[b]	260,483
9,900	BJ’s Restaurants, Inc.[b]	389,367
6,300	Blue Nile, Inc.[a,b]	340,137
2,400	Blyth, Inc.	77,976
19,025	Brown Shoe Company, Inc.	232,485
38,600	Brunswick Corporation	981,598
11,350	Buckle, Inc.[a]	458,540
7,900	Buffalo Wild Wings, Inc.[b]	429,997
17,500	Cabela’s, Inc.[b]	437,675
10,700	California Pizza Kitchen, Inc.[b]	180,616
27,900	Callaway Golf Company	190,278
7,100	Capella Education Company[a,b]	353,509
25,000	Carter’s, Inc.[b]	715,750
12,800	Cato Corporation	313,600
8,825	CEC Entertainment, Inc.	332,967
11,300	Children’s Place Retail Stores, Inc.[b]	563,079
15,425	Christopher & Banks Corporation	99,954
13,800	Coinstar, Inc.[a,b]	633,696
26,000	Coldwater Creek, Inc.[b]	68,640
36,700	Corinthian Colleges, Inc.[a,b]	162,214
10,000	Cracker Barrel Old Country Store, Inc.	491,400
38,500	Crocs, Inc.[b]	686,840
6,800	DineEquity, Inc.[b]	373,864
8,300	Drew Industries, Inc.	185,339
13,433	E.W. Scripps Company[b]	132,987
12,450	Ethan Allen Interiors, Inc.[a]	272,655
23,193	Finish Line, Inc.	460,381
17,050	Fred’s, Inc.	227,106
10,200	Genesco, Inc.[b]	410,040
10,300	Group 1 Automotive, Inc.	440,840
8,100	Haverty Furniture Companies, Inc.	107,406
13,300	Helen of Troy, Ltd.[b]	391,020
12,150	Hibbett Sports, Inc.[b]	435,092
27,200	Hillenbrand, Inc.	584,800
19,375	Hot Topic, Inc.	110,437
16,900	HSN, Inc.[b]	541,307
31,600	Iconix Brand Group, Inc.[b]	678,768
17,600	Interval Leisure Group, Inc.[b]	287,760
22,000	Jack in the Box, Inc.[b]	498,960
11,700	JAKKS Pacific, Inc.[b]	226,395
11,962	Joseph A. Bank Clothiers, Inc.[a,b]	608,627
9,300	Kid Brands, Inc.[b]	68,355
6,800	Kirkland’s, Inc.[b]	104,992
11,800	K-Swiss, Inc.[b]	132,986
22,500	La-Z-Boy, Inc.[b]	214,875
9,500	Lithia Motors, Inc.	138,510
67,718	Live Nation Entertainment, Inc.[b]	677,180
41,000	Liz Claiborne, Inc.[a,b]	220,990
10,200	Lumber Liquidators Holdings, Inc.[a,b]	254,898
8,100	M/I Homes, Inc.[b]	121,419
10,100	Maidenform Brands, Inc.[b]	288,557
9,400	Marcus Corporation	102,460
10,000	MarineMax, Inc.[b]	98,600
22,900	Men’s Wearhouse, Inc.	619,674
14,000	Meritage Homes Corporation[b]	337,820

Shares	Common Stock (98.7%)	Value
Consumer Discretionary (13.7%) - continued
6,200	Midas, Inc.[b]	$47,554
4,900	Monarch Casino & Resort, Inc.[b]	50,960
13,150	Monro Muffler Brake, Inc.	433,687
7,500	Movado Group, Inc.[b]	110,100
11,700	Multimedia Games, Inc.[b]	67,041
11,600	NutriSystem, Inc.[a]	168,084
8,200	O’Charley’s, Inc.[b]	48,954
36,900	OfficeMax, Inc.[b]	477,486
6,000	Oxford Industries, Inc.	205,140
9,900	P.F. Chang’s China Bistro, Inc.[a]	457,281
8,700	Papa John’s International, Inc.[b]	275,529
5,700	Peet’s Coffee & Tea, Inc.[a,b]	274,113
22,800	Pep Boys - Manny, Moe & Jack	289,788
5,400	Perry Ellis International, Inc.[b]	148,608
9,800	PetMed Express, Inc.[a]	155,428
26,800	Pinnacle Entertainment, Inc.[b]	365,016
21,212	Pool Corporation	511,421
4,200	Pre-Paid Legal Services, Inc.[a,b]	277,200
56,400	Quiksilver, Inc.[b]	249,288
9,400	RC2 Corporation[b]	264,140
6,800	Red Robin Gourmet Burgers, Inc.[b]	182,920
28,200	Ruby Tuesday, Inc.[b]	369,702
13,400	Ruth’s Hospitality Group, Inc.[b]	69,144
23,425	Shuffle Master, Inc.[b]	250,179
14,800	Skechers USA, Inc.[a,b]	303,992
3,000	Skyline Corporation	60,150
15,300	Sonic Automotive, Inc.[a]	214,353
26,752	Sonic Corporation[b]	242,106
14,400	Spartan Motors, Inc.	98,784
15,900	Stage Stores, Inc.	305,598
5,200	Stamps.com, Inc.	69,420
8,400	Standard Motor Products, Inc.	116,172
42,700	Standard Pacific Corporation[a,b]	159,271
11,700	Stein Mart, Inc.	118,287
10,100	Steven Madden, Ltd.[b]	473,993
8,100	Sturm, Ruger & Company, Inc.[a]	186,057
10,100	Superior Industries International, Inc.	258,964
25,400	Texas Roadhouse, Inc.	431,546
11,000	True Religion Apparel, Inc.[a,b]	258,170
15,900	Tuesday Morning Corporation[b]	77,910
6,400	Universal Electronic, Inc.[b]	189,184
9,100	Universal Technical Institute, Inc.	176,995
11,100	Vitamin Shoppe, Inc.[b]	375,513
7,400	Volcom, Inc.	137,122
12,600	Winnebago Industries, Inc.[b]	168,462
21,500	Wolverine World Wide, Inc.	801,520
10,000	Zale Corporation[a,b]	39,900
9,000	Zumiez, Inc.[a,b]	237,870

	Total Consumer Discretionary	31,062,454

Consumer Staples (3.7%)
37,800	Alliance One International, Inc.[b]	151,956
8,000	Andersons, Inc.	389,760
20,800	B&G Foods, Inc.	390,416
4,000	Boston Beer Company, Inc.[b]	370,480
5,200	Calavo Growers, Inc.	113,620
5,800	Cal-Maine Foods, Inc.[a]	171,100
16,500	Casey’s General Stores, Inc.	643,500
22,800	Central Garden & Pet Company[b]	209,988
50,600	Darling International, Inc.[b]	777,722
9,500	Diamond Foods, Inc.[a]	530,100

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
66

Small Cap Index Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Common Stock (98.7%)	Value
Consumer Staples (3.7%) - continued
18,600	Hain Celestial Group, Inc.[b]	$600,408
6,200	J & J Snack Foods Corporation	291,834
5,800	Medifast, Inc.[a,b]	114,550
5,200	Nash Finch Company	197,288
21,800	Prestige Brands Holdings, Inc.[b]	250,700
8,200	Sanderson Farms, Inc.[a]	376,544
4,000	Seneca Foods Corporation[b]	119,480
20,400	Snyders-Lance, Inc.	404,940
9,800	Spartan Stores, Inc.	144,942
15,400	TreeHouse Foods, Inc.[b]	875,798
20,900	United Natural Foods, Inc.[b]	936,738
7,370	WD-40 Company	312,046

	Total Consumer Staples	8,373,910

Energy (6.4%)
10,100	Basic Energy Services, Inc.[b]	257,651
15,700	Bristow Group, Inc.[b]	742,610
8,200	Carbo Ceramics, Inc.[a]	1,157,184
5,600	Contango Oil & Gas Company[b]	354,144
7,900	GeoResources, Inc.[b]	247,033
6,200	Gulf Island Fabrication, Inc.	199,454
16,100	Gulfport Energy Corporation[b]	582,015
19,200	Holly Corporation	1,166,592
10,100	Hornbeck Offshore Services, Inc.[b]	311,585
66,300	ION Geophysical Corporation[b]	841,347
13,300	Lufkin Industries, Inc.	1,243,151
11,500	Matrix Service Company[b]	159,850
22,100	Oil States International, Inc.[b]	1,682,694
19,800	Penn Virginia Corporation	335,808
10,200	Petroleum Development Corporation[b]	489,702
24,100	PetroQuest Energy, Inc.[b]	225,576
23,500	Pioneer Drilling Company[b]	324,300
9,250	SEACOR Holdings, Inc.	855,255
21,200	Stone Energy Corporation[b]	707,444
18,200	Swift Energy Company[b]	776,776
33,250	Tetra Technologies, Inc.[b]	512,050
30,200	World Fuel Services Corporation	1,226,422

	Total Energy	14,398,643

Financials (18.7%)
17,528	Acadia Realty Trust	331,630
7,900	Amerisafe, Inc.[b]	174,669
19,800	Bank Mutual Corporation	83,754
5,700	Bank of the Ozarks, Inc.	249,147
56,900	BioMed Realty Trust, Inc.	1,082,238
33,100	Boston Private Financial Holdings, Inc.	234,017
25,600	Brookline Bancorp, Inc.	269,568
12,800	Cash America International, Inc.	589,440
20,400	Cedar Shopping Centers, Inc.	123,012
6,700	City Holding Company[a]	236,912
35,100	Colonial Properties Trust	675,675
17,100	Columbia Banking System, Inc.	327,807
14,500	Community Bank System, Inc.	351,915
23,665	Delphi Financial Group, Inc.	726,752
72,367	DiamondRock Hospitality Company	808,339
11,975	Dime Community Bancshares	176,751
11,700	EastGroup Properties, Inc.[a]	514,449
9,600	eHealth, Inc.[a,b]	127,680
16,700	Employers Holdings, Inc.	345,022
20,200	Entertainment Properties Trust	945,764
38,100	Extra Space Storage, Inc.	789,051

Shares	Common Stock (98.7%)	Value
Financials (18.7%) - continued
21,600	EZCORP, Inc.[b]	$678,024
9,273	First BanCorp[a,b]	46,365
13,600	First Cash Financial Services, Inc.[b]	524,960
40,900	First Commonwealth Financial Corporation	280,165
25,200	First Financial Bancorp	420,588
9,100	First Financial Bankshares, Inc.[a]	467,467
32,312	First Midwest Bancorp, Inc.	380,959
15,400	Forestar Real Estate Group, Inc.[b]	292,908
30,700	Franklin Street Properties Corporation[a]	431,949
10,900	Getty Realty Corporation[a]	249,392
31,200	Glacier Bancorp, Inc.[a]	469,560
14,400	Hancock Holding Company[a]	472,896
65,500	Hanmi Financial Corporation[a,b]	81,220
29,100	Healthcare Realty Trust, Inc.	660,570
9,520	Home Bancshares, Inc.	216,580
16,500	Home Properties, Inc.	972,675
17,200	Horace Mann Educators Corporation	288,960
9,200	Independent Bank Corporation (MA)	248,492
5,400	Infinity Property & Casualty Corporation	321,246
33,100	Inland Real Estate Corporation	315,774
18,300	Interactive Brokers Group, Inc.	290,787
18,000	Investment Technology Group, Inc.[b]	327,420
22,700	Kilroy Realty Corporation	881,441
27,500	Kite Realty Group Trust	146,025
15,600	LaBranche & Company, Inc.[b]	61,308
32,800	LaSalle Hotel Properties	885,600
54,759	Lexington Realty Trust	511,997
13,200	LTC Properties, Inc.	374,088
23,074	Meadowbrook Insurance Group, Inc.	238,816
48,400	Medical Properties Trust, Inc.	559,988
15,500	Mid-America Apartment Communities, Inc.	995,100
16,500	Nara Bancorp, Inc.[b]	158,730
18,900	National Financial Partners[a,b]	278,775
53,100	National Penn Bancshares, Inc.	410,994
36,300	National Retail Properties, Inc.[a]	948,519
5,400	Navigators Group, Inc.[b]	278,100
15,000	NBT Bancorp, Inc.	341,850
41,100	Old National Bancorp	440,592
18,400	optionsXpress Holdings, Inc.	336,904
9,500	Parkway Properties, Inc.	161,500
24,000	Pennsylvania Real Estate Investment Trust	342,480
14,700	Pinnacle Financial Partners, Inc.[a,b]	243,138
6,300	Piper Jaffray Companies[b]	261,009
7,400	Portfolio Recovery Associates, Inc.[b]	629,962
21,300	Post Properties, Inc.	836,025
9,200	Presidential Life Corporation	87,676
25,400	PrivateBancorp, Inc.	388,366
13,200	ProAssurance Corporation[b]	836,484
38,200	Prospect Capital Corporation[a]	466,422
22,300	Provident Financial Services, Inc.	330,040
8,100	PS Business Parks, Inc.	469,314
7,200	RLI Corporation[a]	415,080
10,800	S&T Bancorp, Inc.[a]	232,956
6,500	Safety Insurance Group, Inc.	299,715

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
67

Small Cap Index Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Common Stock (98.7%)	Value
Financials (18.7%) - continued
5,000	Saul Centers, Inc.	$222,750
23,400	Selective Insurance Group, Inc.	404,820
17,600	Signature Bank[b]	992,640
7,500	Simmons First National Corporation	203,175
12,000	Sovran Self Storage, Inc.	474,600
13,400	Sterling Bancorp	134,134
44,200	Sterling Bancshares, Inc.	380,562
8,300	Stewart Information Services Corporation	86,984
14,900	Stifel Financial Corporation[b]	1,069,671
56,300	Susquehanna Bancshares, Inc.	526,405
12,726	SWS Group, Inc.	77,247
35,200	Tanger Factory Outlet Centers, Inc.	923,648
16,100	Texas Capital Bancshares, Inc.[b]	418,439
3,640	Tompkins Financial Corporation	151,242
18,000	Tower Group, Inc.	432,540
17,300	TradeStation Group, Inc.[b]	121,446
33,482	Trustco Bank Corporation NY	198,548
13,000	UMB Financial Corporation	485,615
49,700	Umpqua Holdings Corporation	568,568
16,600	United Bankshares, Inc.[a]	440,232
41,076	United Community Banks, Inc.[b]	97,350
9,200	United Fire & Casualty Company	185,932
5,500	Universal Health Realty Income Trust	222,915
10,100	Urstadt Biddle Properties, Inc.	192,102
41,900	Whitney Holding Corporation	570,678
39,600	Wilmington Trust Corporation	178,992
8,400	Wilshire Bancorp, Inc.[b]	41,160
15,100	Wintrust Financial Corporation	554,925
6,912	World Acceptance Corporation[a,b]	450,662

	Total Financials	42,259,525

Health Care (12.6%)
9,800	Abaxis, Inc.[b]	282,632
30,600	Affymetrix, Inc.[b]	159,426
4,800	Air Methods Corporation[b]	322,800
29,700	Align Technology, Inc.[b]	608,256
3,600	Almost Family, Inc.[b]	135,504
12,833	Amedisys, Inc.[a,b]	449,155
33,300	American Medical Systems Holdings, Inc.[b]	720,612
21,500	AMERIGROUP Corporation[b]	1,381,375
17,000	AMN Healthcare Services, Inc.[b]	147,220
13,550	AmSurg Corporation[b]	344,712
5,600	Analogic Corporation	316,680
19,100	ArQule, Inc.[b]	136,756
10,600	Bio-Reference Laboratories, Inc.[b]	237,864
12,800	Cambrex Corporation[b]	70,400
5,500	Cantel Medical Corporation	141,625
17,000	Catalyst Health Solutions, Inc.[b]	950,810
21,500	Centene Corporation[b]	709,070
9,200	Chemed Corporation	612,812
4,800	Computer Programs and Systems, Inc.	308,544
12,250	CONMED Corporation[b]	321,930
2,800	Corvel Corporation[b]	148,904
13,500	Cross Country Healthcare, Inc.[b]	105,705
12,050	CryoLife, Inc.[b]	73,505
25,800	Cubist Pharmaceuticals, Inc.[b]	651,192
10,600	Cyberonics, Inc.[b]	337,186
7,700	Dionex Corporation[b]	908,985

Shares	Common Stock (98.7%)	Value
Health Care (12.6%) - continued
9,300	Emergent Biosolutions, Inc.[b]	$224,688
5,700	Ensign Group, Inc.	182,001
14,597	Enzo Biochem, Inc.[b]	61,161
18,700	eResearch Technology, Inc.[b]	126,599
13,000	Gentiva Health Services, Inc.[b]	364,390
10,100	Greatbatch, Inc.[b]	267,246
11,000	Haemonetics Corporation[b]	720,940
14,400	Hanger Orthopedic Group, Inc.[b]	374,832
27,800	Healthspring, Inc.[b]	1,038,886
14,700	Healthways, Inc.[b]	225,939
4,400	Hi-Tech Pharmacal Company[b]	88,572
12,100	HMS Holding Corporation[b]	990,385
5,200	ICU Medical, Inc.[b]	227,656
8,900	Integra LifeSciences Holdings Corporation[b]	422,038
14,000	Invacare Corporation	435,680
7,100	IPC The Hospitalist Company, Inc.[b]	322,411
6,500	Kendle International, Inc.[b]	69,615
3,700	Kensey Nash Corporation[b]	92,167
4,100	Landauer, Inc.	252,232
8,150	LCA-Vision, Inc.[b]	55,013
6,800	LHC Group, Inc.[b]	204,000
14,300	Magellan Health Services, Inc.[b]	701,844
8,800	MedCath Corporation[b]	122,760
17,800	Meridian Bioscience, Inc.	427,022
12,300	Merit Medical Systems, Inc.[b]	241,326
7,400	Molina Healthcare, Inc.[b]	296,000
5,400	MWI Veterinary Supply, Inc.[b]	435,672
12,500	Natus Medical, Inc.[b]	210,000
10,050	Neogen Corporation[b]	415,869
14,300	Omnicell, Inc.[b]	217,932
8,200	Palomar Medical Technologies, Inc.[b]	121,770
15,600	Par Pharmaceutical Companies, Inc.[b]	484,848
25,400	PAREXEL International Corporation[b]	632,460
12,700	PharMerica Corporation[b]	145,288
24,000	PSS World Medical, Inc.[b]	651,600
8,300	Quality Systems, Inc.[a]	691,722
27,100	Questcor Pharmaceuticals, Inc.[b]	390,511
32,000	Regeneron Pharmaceuticals, Inc.[b]	1,438,080
10,800	RehabCare Group, Inc.[b]	398,196
25,200	Salix Pharmaceuticals, Ltd.[b]	882,756
30,700	Savient Pharmaceuticals, Inc.[a,b]	325,420
7,600	SurModics, Inc.[b]	95,000
15,600	Symmetry Medical, Inc.[b]	152,880
33,900	Viropharma, Inc.[b]	674,610
14,500	West Pharmaceutical Services, Inc.	649,165
9,400	Zoll Medical Corporation[b]	421,214

	Total Health Care	28,554,056

Industrials (16.0%)
14,500	A.O. Smith Corporation	642,930
5,200	AAON, Inc.[a]	171,080
17,200	AAR Corporation[b]	476,784
20,600	ABM Industries, Inc.	523,034
29,700	Actuant Corporation	861,300
6,500	Aerovironment, Inc.[b]	227,305
12,000	Albany International Corporation	298,800
6,500	Allegiant Travel Company[a]	284,765

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
68

Small Cap Index Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Common Stock (98.7%)	Value
Industrials (16.0%) - continued
3,900	American Science & Engineering, Inc.	$360,204
12,200	Apogee Enterprises, Inc.	160,918
16,350	Applied Industrial Technologies, Inc.	543,801
11,000	Arkansas Best Corporation	285,120
8,600	Astec Industries, Inc.[b]	320,694
5,400	AZZ, Inc.	246,240
6,500	Badger Meter, Inc.[a]	267,865
19,600	Barnes Group, Inc.	409,248
20,525	Belden, Inc.	770,714
22,800	Brady Corporation	813,732
21,800	Briggs & Stratton Corporation	493,770
4,000	Cascade Corporation	178,320
5,600	CDI Corporation	82,824
10,750	Ceradyne, Inc.[b]	484,610
7,400	Circor International, Inc.	347,948
21,800	CLARCOR, Inc.	979,474
16,400	Comfort Systems USA, Inc.	230,748
4,300	Consolidated Graphics, Inc.[b]	234,909
6,800	Cubic Corporation	391,000
20,100	Curtiss-Wright Corporation	706,314
13,200	Dolan Company[b]	160,248
15,300	Dycom Industries, Inc.[b]	265,302
28,900	EMCOR Group, Inc.[b]	895,033
8,300	Encore Wire Corporation	202,022
8,900	EnPro Industries, Inc.[b]	323,248
11,500	ESCO Technologies, Inc.	438,725
13,200	Esterline Technologies Corporation[b]	933,504
6,100	Exponent, Inc.[b]	272,121
27,000	Federal Signal Corporation	175,770
12,600	Forward Air Corporation	385,938
8,100	G & K Services, Inc.	269,325
25,700	GenCorp, Inc.[b]	153,686
27,900	Geo Group, Inc.[b]	715,356
13,200	Gibraltar Industries, Inc.[b]	157,476
20,230	Griffon Corporation[b]	265,620
28,737	Healthcare Services Group, Inc.	505,196
22,048	Heartland Express, Inc.	387,163
7,600	Heidrick & Struggles International, Inc.	211,508
16,200	Hub Group, Inc.[b]	586,278
11,100	II-VI, Inc.[b]	552,225
17,100	Insituform Technologies, Inc.[b]	457,425
9,700	Insperity, Inc.	294,686
27,900	Interface, Inc.	515,871
12,400	John Bean Technologies Corporation	238,452
11,300	Kaman Corporation	397,760
14,200	Kaydon Corporation	556,498
12,300	Kelly Services, Inc.[b]	267,033
26,850	Knight Transportation, Inc.	516,863
1,700	Lawson Products, Inc.	39,168
5,450	Lindsay Manufacturing Company[a]	430,659
7,400	Lydall, Inc.[b]	65,786
15,900	Mobile Mini, Inc.[b]	381,918
19,650	Moog, Inc.[b]	902,132
16,400	Mueller Industries, Inc.	600,568
2,300	National Presto Industries, Inc.	259,164
22,400	Navigant Consulting, Inc.[b]	223,776
7,460	NCI Building Systems, Inc.[b]	94,518
18,225	Old Dominion Freight Line, Inc.[b]	639,515

Shares	Common Stock (98.7%)	Value
Industrials (16.0%) - continued
15,900	On Assignment, Inc.[b]	$150,414
25,300	Orbital Sciences Corporation[b]	478,676
11,700	Orion Marine Group, Inc.[b]	125,658
3,900	Powell Industries, Inc.[b]	153,816
16,275	Quanex Building Products Corporation	319,478
19,700	Robbins & Myers, Inc.	906,003
7,000	School Specialty, Inc.[b]	100,100
22,200	SFN Group, Inc.[b]	312,798
17,400	Simpson Manufacturing Company, Inc.	512,604
23,400	SkyWest, Inc.	395,928
5,500	Standard Register Company	18,260
5,400	Standex International Corporation	204,606
17,800	Sykes Enterprises, Inc.[b]	351,906
15,900	Teledyne Technologies, Inc.[b]	822,189
27,006	Tetra Tech, Inc.[b]	666,778
13,500	Toro Company	893,970
10,000	Tredegar Corporation	215,800
7,100	Triumph Group, Inc.	627,995
19,100	TrueBlue, Inc.[b]	320,689
6,400	UniFirst Corporation	339,264
10,000	United Stationers, Inc.	710,500
8,400	Universal Forest Products, Inc.	307,860
8,800	Viad Corporation	210,496
8,500	Vicor Corporation	140,165
12,700	Watts Water Technologies, Inc.	485,013

	Total Industrials	36,302,953

Information Technology (18.7%)
16,800	Advanced Energy Industries, Inc.[b]	274,680
8,500	Agilysys, Inc.[b]	48,790
12,300	Anixter International, Inc.	859,647
52,623	Arris Group, Inc.[b]	670,417
13,700	ATMI, Inc.[b]	258,656
12,613	Avid Technology, Inc.[b]	281,270
5,100	Bel Fuse, Inc.	112,251
26,550	Benchmark Electronics, Inc.[b]	503,654
7,700	Black Box Corporation	270,655
19,300	Blackbaud, Inc.	525,732
18,900	Blue Coat Systems, Inc.[b]	532,224
14,400	Bottomline Technologies, Inc.[b]	362,016
29,500	Brightpoint, Inc.[b]	319,780
28,407	Brooks Automation, Inc.[b]	390,028
10,100	Cabot Microelectronics Corporation[b]	527,725
13,200	CACI International, Inc.[b]	809,424
13,200	Cardtronics, Inc.[b]	268,620
9,500	Ceva, Inc.[b]	253,935
17,300	Checkpoint Systems, Inc.[b]	388,904
30,800	CIBER, Inc.[b]	206,360
17,900	Cognex Corporation	505,675
10,400	Cohu, Inc.	159,744
18,900	CommVault Systems, Inc.[b]	753,732
11,000	comScore, Inc.[b]	324,610
11,900	Comtech Telecommunications Corporation	323,442
15,000	CSG Systems International, Inc.[b]	299,100
14,900	CTS Corporation	160,920
13,100	Cymer, Inc.[b]	741,198
15,300	Daktronics, Inc.	164,475
17,700	DealerTrack Holdings, Inc.[b]	406,392
10,400	DG FastChannel, Inc.[b]	335,088

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
69

Small Cap Index Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Common Stock (98.7%)	Value
Information Technology (18.7%) - continued
10,900	Digi International, Inc.[b]	$115,104
15,750	Diodes, Inc.[b]	536,445
10,100	DSP Group, Inc.[b]	77,770
7,500	DTS, Inc.[b]	349,725
16,700	Ebix, Inc.[a,b]	394,955
10,400	Electro Scientific Industries, Inc.[b]	180,544
6,600	EMS Technologies, Inc.[b]	129,723
20,100	Epicor Software Corporation[b]	222,507
13,600	EPIQ Systems, Inc.	195,296
19,300	Exar Corporation[b]	116,186
7,000	FARO Technologies, Inc.[b]	280,000
16,700	FEI Company[b]	563,124
6,300	Forrester Research, Inc.	241,227
10,900	Gerber Scientific, Inc.[b]	102,024
43,000	Harmonic, Inc.[b]	403,340
16,700	Heartland Payment Systems, Inc.	292,751
10,800	Hittite Microwave Corporation[b]	688,716
10,100	Hutchinson Technology, Inc.[a,b]	28,482
12,700	iGATE Corporation	238,379
15,700	InfoSpace, Inc.[b]	135,962
20,075	Insight Enterprises, Inc.[b]	341,877
7,700	Integral Systems, Inc.[b]	93,709
5,800	Interactive Intelligence, Inc.[b]	224,518
20,900	Intermec, Inc.[b]	225,511
9,900	Intevac, Inc.[b]	123,057
19,900	J2 Global Communication, Inc.[b]	587,249
18,300	JDA Software Group, Inc.[b]	553,758
13,300	Knot, Inc.[b]	160,265
28,100	Kopin Corporation[b]	128,979
31,000	Kulicke and Soffa Industries, Inc.[b]	289,850
7,500	Liquidity Services, Inc.[b]	133,950
9,800	Littelfuse, Inc.	559,580
7,200	LogMeIn, Inc.[a,b]	303,552
7,900	LoJack Corporation[b]	37,051
9,500	Manhattan Associates, Inc.[b]	310,840
7,400	MAXIMUS, Inc.	600,658
13,100	Mercury Computer Systems, Inc.[b]	277,196
16,000	Methode Electronics, Inc.	193,280
21,800	Micrel, Inc.	293,864
37,200	Microsemi Corporation[b]	770,412
3,600	MicroStrategy, Inc.[b]	484,128
22,400	MKS Instruments, Inc.	745,920
15,300	Monolithic Power Systems, Inc.[b]	217,107
6,700	MTS Systems Corporation	305,185
3,400	NCI, Inc.[b]	82,858
15,800	NETGEAR, Inc.[b]	512,552
15,200	NetScout Systems, Inc.[b]	415,264
13,100	Network Equipment Technologies, Inc.[a,b]	49,387
16,000	Newport Corporation[b]	285,280
13,700	Novatel Wireless, Inc.[b]	74,802
8,600	Oplink Communications, Inc.[b]	167,614
8,200	OSI Systems, Inc.[b]	307,746
8,950	Park Electrochemical Corporation	288,637
7,900	PC-Tel, Inc.[b]	60,593
12,800	Perficient, Inc.[b]	153,728
10,800	Pericom Semiconductor Corporation[b]	111,996
17,600	Plexus Corporation[b]	617,056
12,500	Power Integrations, Inc.	479,125
29,050	Progress Software Corporation[b]	845,064
18,000	Pulse Electronics Corporation	108,900
14,500	Radiant Systems, Inc.[b]	256,650

Shares	Common Stock (98.7%)	Value
Information Technology (18.7%) - continued
10,600	RadiSys Corporation[b]	$91,796
10,300	RightNow Technologies, Inc.[b]	322,390
12,400	Rofin-Sinar Technologies, Inc.[b]	489,800
6,900	Rogers Corporation[b]	310,914
13,600	Rudolph Technologies, Inc.[b]	148,784
11,700	ScanSource, Inc.[b]	444,483
12,000	Sigma Designs, Inc.[a,b]	155,400
13,300	Smith Micro Software, Inc.[b]	124,488
12,100	Sourcefire, Inc.[b]	332,871
9,900	Standard Microsystems Corporation[b]	244,134
5,200	StarTek, Inc.[b]	26,208
9,100	Stratasys, Inc.[a,b]	427,700
11,000	Super Micro Computer, Inc.[b]	176,440
5,600	Supertex, Inc.[b]	124,768
18,850	Symmetricom, Inc.[b]	115,550
14,700	Synaptics, Inc.[a,b]	397,194
10,900	Synchronoss Technologies, Inc.[b]	378,775
10,400	Synnex Corporation[b]	340,392
37,050	Take-Two Interactive Software, Inc.[b]	569,459
17,700	Taleo Corporation[b]	631,005
29,800	Tekelec, Inc.[b]	241,976
12,100	TeleTech Holdings, Inc.[b]	234,498
22,100	Tessera Technologies, Inc.[b]	403,546
29,537	THQ, Inc.[b]	134,689
4,600	Tollgrade Communications, Inc.[b]	46,368
70,500	TriQuint Semiconductor, Inc.[b]	910,155
18,700	TTM Technologies, Inc.[b]	339,592
10,800	Tyler Technologies, Inc.[a,b]	256,068
10,900	Ultratech, Inc.[b]	320,460
38,200	United Online, Inc.	240,851
17,600	Veeco Instruments, Inc.[a,b]	894,784
18,000	Viasat, Inc.[b]	717,120
10,600	Volterra Semiconductor Corporation[b]	263,198
17,600	Websense, Inc.[b]	404,272
16,700	Wright Express Corporation[b]	865,728

	Total Information Technology	42,236,008

Materials (4.7%)
13,700	A. Schulman, Inc.	338,664
7,300	A.M. Castle & Company[b]	137,824
11,000	AMCOL International Corporation	395,780
9,300	American Vanguard Corporation[a]	80,724
10,900	Arch Chemicals, Inc.	453,331
12,500	Balchem Corporation	469,000
16,700	Buckeye Technologies, Inc.	454,741
24,500	Calgon Carbon Corporation[b]	389,060
24,500	Century Aluminum Company[b]	457,660
5,000	Clearwater Paper Corporation[b]	407,000
4,700	Deltic Timber Corporation	314,148
19,200	Eagle Materials, Inc.	580,992
21,300	H.B. Fuller Company	457,524
26,300	Headwaters, Inc.[b]	155,170
6,400	Kaiser Aluminum Corporation	315,200
16,600	KapStone Paper and Packaging Corporation[b]	285,022
8,300	Koppers Holdings, Inc.	353,912
7,100	LSB Industries, Inc.[b]	281,444
8,800	Materion Corporation[b]	359,040

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
70

Small Cap Index Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Common Stock (98.7%)	Value
Materials (4.7%) - continued
15,363	Myers Industries, Inc.	$152,555
6,500	Neenah Paper, Inc.	142,805
4,000	Olympic Steel, Inc.	131,240
13,400	OM Group, Inc.[b]	489,636
40,800	PolyOne Corporation	579,768
5,000	Quaker Chemical Corporation	200,850
13,100	RTI International Metals, Inc.[b]	408,065
7,500	Schweitzer-Mauduit International, Inc.	379,575
3,400	Stepan Company	246,500
17,900	STR Holdings, Inc.[a,b]	343,322
12,100	Texas Industries, Inc.[a]	547,283
21,300	Wausau Paper Corporation	162,732
9,450	Zep, Inc.	164,524

	Total Materials	10,635,091

Telecommunications Services (0.6%)
3,900	Atlantic Tele-Network, Inc.	145,041
13,400	Cbeyond, Inc.[b]	156,378
86,200	Cincinnati Bell, Inc.[b]	231,016
16,800	General Communication, Inc.[b]	183,792
14,400	Neutral Tandem, Inc.[b]	212,400
12,900	NTELOS Holdings Corporation	237,489
9,600	USA Mobility, Inc.	139,104

	Total Telecommunications Services	1,305,220

Utilities (3.6%)
13,533	ALLETE, Inc.	527,381
8,050	American States Water Company	288,673
24,800	Avista Corporation	573,624
5,700	Central Vermont Public Service Corporation	132,753
6,800	CH Energy Group, Inc.	343,672
18,500	El Paso Electric Company[b]	562,400
9,700	Laclede Group, Inc.	369,570
17,950	New Jersey Resources Corporation	770,953
11,600	Northwest Natural Gas Company	535,108
15,700	NorthWestern Corporation	475,710
31,400	Piedmont Natural Gas Company, Inc.	952,990
13,000	South Jersey Industries, Inc.	727,610
19,800	Southwest Gas Corporation	771,606
21,866	UIL Holdings Corporation	667,350
15,900	UniSource Energy Corporation	574,467

	Total Utilities	8,273,867

	Total Common Stock (cost $168,709,994)	223,401,727

Shares	Collateral Held for Securities Loaned (8.8%)	Value
19,871,382	Thrivent Financial Securities Lending Trust	19,871,382

	Total Collateral Held for Securities Loaned (cost $19,871,382)	19,871,382

Principal Amount	Short-Term Investments (0.1%)[c]	Value
	U.S. Treasury Bills
200,000	0.125%, 8/18/2011	$199,904

	Total Short-Term Investments (at amortized cost)	199,904

	Total Investments (cost $188,781,280) 107.6%	$243,473,013

	Other Assets and Liabilities, Net (7.6%)	(17,174,813)

	Total Net Assets 100.0%	$226,298,200

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$72,845,227
Gross unrealized depreciation	(18,153,494)

Net unrealized appreciation (depreciation)	$54,691,733

Cost for federal income tax purposes	$188,781,280

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
71

Small Cap Index Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2011, in valuing Small Cap Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	31,062,454	31,062,454	–	–
Consumer Staples	8,373,910	8,373,910	–	–
Energy	14,398,643	14,398,643	–	–
Financials	42,259,525	42,259,525	–	–
Health Care	28,554,056	28,554,056	–	–
Industrials	36,302,953	36,302,953	–	–
Information Technology	42,236,008	42,236,008	–	–
Materials	10,635,091	10,635,091	–	–
Telecommunications Services	1,305,220	1,305,220	–	–
Utilities	8,273,867	8,273,867	–	–
Collateral Held for Securities Loaned	19,871,382	19,871,382	–	–
Short-Term Investments	199,904	–	199,904	–

Total	$243,473,013	$243,273,109	$199,904	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	81,815	81,815	–	–

Total Asset Derivatives	$81,815	$81,815	$–	$–

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Russell 2000 Index Mini-Futures	24	June 2011	$1,938,265	$2,020,080	$81,815
Total Futures Contracts					$81,815

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Small Cap Index Portfolio, is as follows:

Portfolio	Value December 31, 2010	Gross Purchases	Gross Sales	Shares Held at March 31, 2011	Value March 31, 2011	Income Earned January 1, 2011 - March 31, 2011
Thrivent Financial Securities Lending Trust	$17,693,984	$22,958,977	$20,781,579	19,871,382	$19,871,382	$17,618
Total Value and Income Earned	17,693,984				19,871,382	17,618

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
72

Mid Cap Growth Portfolio II

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Common Stock (94.0%)	Value
Consumer Discretionary (12.1%)
27,800	Abercrombie & Fitch Company	$1,631,860
110,300	American Eagle Outfitters, Inc.	1,752,667
17,700	Autoliv, Inc.	1,313,871
17,400	BorgWarner, Inc.[a]	1,386,606
36,400	Darden Restaurants, Inc.	1,788,332
24,700	Discovery Communications, Inc.[a]	985,530
60,450	Dollar Tree, Inc.[a]	3,356,184
44,600	DreamWorks Animation SKG, Inc.[a]	1,245,678
34,700	Guess ?, Inc.	1,365,445
54,900	International Game Technology	891,027
81,000	MGM Resorts International[a,b]	1,065,150
21,100	O’Reilly Automotive, Inc.[a]	1,212,406
18,000	P.F. Chang’s China Bistro, Inc.[b]	831,420
13,100	VF Corporation	1,290,743

	Total Consumer Discretionary	20,116,919

Consumer Staples (6.0%)
59,900	Avon Products, Inc.	1,619,696
31,784	BJ’s Wholesale Club, Inc.[a]	1,551,695
20,700	Clorox Company[b]	1,450,449
56,200	H.J. Heinz Company	2,743,684
40,900	Whole Foods Market, Inc.	2,695,310

	Total Consumer Staples	10,060,834

Energy (11.4%)
51,100	Alpha Natural Resources, Inc.[a,b]	3,033,807
30,600	Dresser-Rand Group, Inc.[a]	1,640,772
41,500	ENSCO International plc ADR	2,400,360
65,800	Forest Oil Corporation[a]	2,489,214
37,900	Frontline, Ltd.[b]	938,783
83,300	Nabors Industries, Ltd.[a]	2,530,654
119,900	Petrohawk Energy Corporation[a]	2,942,346
50,900	Ultra Petroleum Corporation[a]	2,506,825
48,300	Willbros Group, Inc.[a]	527,436

	Total Energy	19,010,197

Financials (5.9%)
68,400	Discover Financial Services	1,649,808
6,600	IntercontinentalExchange, Inc.[a]	815,364
46,800	Lazard, Ltd.	1,945,944
21,700	MSCI, Inc.[a]	798,994
26,400	PartnerRe, Ltd.	2,091,936
80,793	TCF Financial Corporation[b]	1,281,377
60,800	TD Ameritrade Holding Corporation	1,268,896

	Total Financials	9,852,319

Health Care (12.6%)
10,600	Alexion Pharmaceuticals, Inc.[a]	1,046,008
22,400	AmerisourceBergen Corporation	886,144
172,200	Boston Scientific Corporation[a]	1,238,118
25,100	C.R. Bard, Inc.	2,492,681
43,800	CareFusion Corporation[a]	1,235,160
43,000	CIGNA Corporation	1,904,040
89,100	Hologic, Inc.[a]	1,978,020
32,000	Hospira, Inc.[a]	1,766,400
22,400	Life Technologies Corporation[a]	1,174,208
66,300	Myriad Genetics, Inc.[a]	1,335,945
20,900	Shire Pharmaceuticals Group plc ADR	1,820,390
27,800	Thermo Fisher Scientific, Inc.[a]	1,544,290
25,500	Vertex Pharmaceuticals, Inc.[a]	1,222,215

Shares	Common Stock (94.0%)	Value
Health Care (12.6%) - continued
23,100	Watson Pharmaceuticals, Inc.[a]	$1,293,831

	Total Health Care	20,937,450

Industrials (15.6%)
52,700	Aecom Technology Corporation[a]	1,461,371
72,000	BE Aerospace, Inc.[a]	2,558,160
49,500	Delta Air Lines, Inc.[a]	485,100
49,700	Expeditors International of Washington, Inc.	2,491,958
33,000	Jacobs Engineering Group, Inc.[a]	1,697,190
55,400	JB Hunt Transport Services, Inc.	2,516,268
76,600	Knight Transportation, Inc.	1,474,550
39,400	Manpower, Inc.	2,477,472
39,500	Pentair, Inc.	1,492,705
18,100	Precision Castparts Corporation	2,663,958
36,500	Quanta Services, Inc.[a]	818,695
19,600	Roper Industries, Inc.	1,694,616
31,500	Ryanair Holdings plc ADR	875,700
22,500	SPX Corporation	1,786,275
17,800	Stericycle, Inc.[a]	1,578,326

	Total Industrials	26,072,344

Information Technology (18.7%)
20,787	Akamai Technologies, Inc.[a]	789,906
14,500	Altera Corporation	638,290
15,300	ANSYS, Inc.[a]	829,107
164,400	Atmel Corporation[a]	2,240,772
19,400	CommVault Systems, Inc.[a]	773,672
62,400	Electronic Arts, Inc.[a]	1,218,672
26,600	F5 Networks, Inc.[a]	2,728,362
57,100	JDS Uniphase Corporation[a]	1,189,964
32,000	Marvell Technology Group, Ltd.[a]	497,600
11,600	Mercadolibre, Inc.[b]	946,908
52,260	Monster Worldwide, Inc.[a]	830,934
48,800	NetApp, Inc.[a]	2,351,184
52,502	Netlogic Microsystems, Inc.[a]	2,206,134
22,600	Nice Systems, Ltd. ADR[a]	834,844
126,900	Nuance Communications, Inc.[a]	2,482,164
91,200	NVIDIA Corporation[a]	1,683,552
71,900	Polycom, Inc.[a]	3,728,015
20,200	Red Hat, Inc.[a]	916,878
140,400	Symantec Corporation[a]	2,603,016
34,600	Teradata Corporation[a]	1,754,220

	Total Information Technology	31,244,194

Materials (9.4%)
54,300	Celanese Corporation	2,409,291
19,400	CF Industries Holdings, Inc.	2,653,726
42,000	Ecolab, Inc.	2,142,840
24,900	Newmont Mining Corporation	1,359,042
45,600	Pan American Silver Corporation	1,693,128
16,800	Reliance Steel & Aluminum Company	970,704
41,000	Stillwater Mining Company[a]	940,130
71,900	Temple-Inland, Inc.	1,682,460
13,900	Walter Energy, Inc.	1,882,477

	Total Materials	15,733,798

Telecommunications Services (2.3%)
22,900	NII Holdings, Inc.[a]	954,243
56,400	SBA Communications Corporation[a]	2,237,952

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
73

Mid Cap Growth Portfolio II

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Common Stock (94.0%)	Value
Telecommunications Services (2.3%) - continued
37,200	TW Telecom, Inc.[a]	$714,240

	Total Telecommunications Services	3,906,435

	Total Common Stock (cost $114,757,797)	156,934,490

Shares	Collateral Held for Securities Loaned (5.5%)	Value
9,116,585	Thrivent Financial Securities Lending Trust	9,116,585

	Total Collateral Held for Securities Loaned (cost $9,116,585)	9,116,585

Principal Amount	Short-Term Investments (6.0%)[c]	Value
	Alpine Securitization Corporation
5,075,000	0.120%, 4/1/2011	5,075,000
	Federal Home Loan Bank Discount Notes
3,000,000	0.080%, 4/13/2011	2,999,920
	Federal National Mortgage Association Discount Notes
2,000,000	0.050%, 4/25/2011	1,999,933

	Total Short-Term Investments (at amortized cost)	10,074,853

	Total Investments (cost $133,949,235) 105.5%	$176,125,928

	Other Assets and Liabilities, Net (5.5%)	(9,168,710)

	Total Net Assets 100.0%	$166,957,218

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$44,623,885
Gross unrealized depreciation	(2,447,192)

Net unrealized appreciation (depreciation)	$42,176,693

Cost for federal income tax purposes	$133,949,235

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2011, in valuing Mid Cap Growth Portfolio II’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	20,116,919	20,116,919	–	–
Consumer Staples	10,060,834	10,060,834	–	–
Energy	19,010,197	19,010,197	–	–
Financials	9,852,319	9,852,319	–	–
Health Care	20,937,450	20,937,450	–	–
Industrials	26,072,344	26,072,344	–	–
Information Technology	31,244,194	31,244,194	–	–
Materials	15,733,798	15,733,798	–	–
Telecommunications Services	3,906,435	3,906,435	–	–
Collateral Held for Securities Loaned	9,116,585	9,116,585	–	–
Short-Term Investments	10,074,853	–	10,074,853	–

Total	$176,125,928	$166,051,075	$10,074,853	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
74

Mid Cap Growth Portfolio II

Schedule of Investments as of March 31, 2011

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Growth Portfolio II, is as follows:

Portfolio	Value December 31, 2010	Gross Purchases	Gross Sales	Shares Held at March 31, 2011	Value March 31, 2011	Income Earned January 1, 2011 - March 31, 2011
Thrivent Financial Securities Lending Trust	$4,709,450	$21,218,183	$16,811,048	9,116,585	$9,116,585	$4,230
Total Value and Income Earned	4,709,450				9,116,585	4,230

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
75

Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Common Stock (95.2%)	Value
Consumer Discretionary (11.9%)
79,600	Abercrombie & Fitch Company	$4,672,520
236,900	American Eagle Outfitters, Inc.	3,764,341
44,800	Autoliv, Inc.	3,325,504
38,650	BorgWarner, Inc.[a]	3,080,018
85,600	Darden Restaurants, Inc.	4,205,528
53,050	Discovery Communications, Inc.[a]	2,116,695
116,700	Dollar Tree, Inc.[a]	6,479,184
117,300	DreamWorks Animation SKG, Inc.[a]	3,276,189
76,200	Guess ?, Inc.	2,998,470
29,153	Hasbro, Inc.	1,365,527
120,950	International Game Technology	1,963,019
32,550	Jack in the Box, Inc.[a]	738,234
99,800	KB Home[b]	1,241,512
231,400	MGM Resorts International[a,b]	3,042,910
51,500	O’Reilly Automotive, Inc.[a]	2,959,190
48,700	P.F. Chang’s China Bistro, Inc.[b]	2,249,453
36,700	VF Corporation	3,616,051

	Total Consumer Discretionary	51,094,345

Consumer Staples (5.5%)
134,200	Avon Products, Inc.	3,628,768
86,300	BJ’s Wholesale Club, Inc.[a]	4,213,166
51,300	Clorox Company[b]	3,594,591
116,000	H.J. Heinz Company	5,663,120
100,300	Whole Foods Market, Inc.	6,609,770

	Total Consumer Staples	23,709,415

Energy (13.1%)
132,900	Alpha Natural Resources, Inc.[a,b]	7,890,273
80,300	Arch Coal, Inc.	2,894,012
80,000	Dresser-Rand Group, Inc.[a]	4,289,600
85,600	ENSCO International plc ADR	4,951,104
169,500	Forest Oil Corporation[a]	6,412,185
83,300	Frontline, Ltd.[b]	2,063,341
166,600	Nabors Industries, Ltd.[a]	5,061,308
40,700	Oil States International, Inc.[a]	3,098,898
273,725	Petrohawk Energy Corporation[a]	6,717,211
138,500	Ultra Petroleum Corporation[a]	6,821,125
182,400	Weatherford International, Ltd.[a]	4,122,240
143,525	Willbros Group, Inc.[a]	1,567,293

	Total Energy	55,888,590

Financials (6.0%)
229,200	Discover Financial Services	5,528,304
16,850	IntercontinentalExchange, Inc.[a]	2,081,649
119,350	Lazard, Ltd.	4,962,573
61,800	MSCI, Inc.[a]	2,275,476
57,600	PartnerRe, Ltd.	4,564,224
188,614	TCF Financial Corporation[b]	2,991,418
159,500	TD Ameritrade Holding Corporation	3,328,765

	Total Financials	25,732,409

Health Care (12.0%)
29,600	Alexion Pharmaceuticals, Inc.[a]	2,920,928
58,100	AmerisourceBergen Corporation	2,298,436
332,000	Boston Scientific Corporation[a]	2,387,080
67,575	C.R. Bard, Inc.	6,710,873
114,100	CareFusion Corporation[a]	3,217,620
113,100	CIGNA Corporation	5,008,068
178,250	Hologic, Inc.[a]	3,957,150
81,000	Hospira, Inc.[a]	4,471,200

Shares	Common Stock (95.2%)	Value
Health Care (12.0%) - continued
50,700	Life Technologies Corporation[a]	$2,657,694
166,550	Myriad Genetics, Inc.[a]	3,355,983
22,900	Quest Diagnostics, Inc.	1,321,788
57,900	Shire Pharmaceuticals Group plc ADR	5,043,090
55,800	Thermo Fisher Scientific, Inc.[a]	3,099,690
51,300	Vertex Pharmaceuticals, Inc.[a]	2,458,809
41,200	Watson Pharmaceuticals, Inc.[a]	2,307,612

	Total Health Care	51,216,021

Industrials (15.8%)
130,400	Aecom Technology Corporation[a]	3,615,992
174,500	BE Aerospace, Inc.[a]	6,199,985
32,400	C.H. Robinson Worldwide, Inc.	2,401,812
136,075	Delta Air Lines, Inc.[a]	1,333,535
117,795	Expeditors International of Washington, Inc.	5,906,241
85,300	Jacobs Engineering Group, Inc.[a]	4,386,979
134,100	JB Hunt Transport Services, Inc.	6,090,822
166,900	Knight Transportation, Inc.	3,212,825
91,200	Manpower, Inc.	5,734,656
93,275	Pentair, Inc.	3,524,862
42,550	Precision Castparts Corporation	6,262,509
101,600	Quanta Services, Inc.[a]	2,278,888
64,875	Roper Industries, Inc.	5,609,093
74,750	Ryanair Holdings plc ADR[b]	2,078,050
59,100	SPX Corporation	4,691,949
47,400	Stericycle, Inc.[a]	4,202,958

	Total Industrials	67,531,156

Information Technology (18.9%)
44,414	Akamai Technologies, Inc.[a]	1,687,732
37,800	Altera Corporation	1,663,956
40,400	ANSYS, Inc.[a]	2,189,276
416,900	Atmel Corporation[a]	5,682,347
52,800	CommVault Systems, Inc.[a]	2,105,664
178,925	Electronic Arts, Inc.[a]	3,494,405
64,175	F5 Networks, Inc.[a]	6,582,430
153,500	JDS Uniphase Corporation[a]	3,198,940
117,400	Marvell Technology Group, Ltd.[a]	1,825,570
30,400	Mercadolibre, Inc.[b]	2,481,552
104,650	Monster Worldwide, Inc.[a]	1,663,935
110,275	NetApp, Inc.[a]	5,313,049
117,302	Netlogic Microsystems, Inc.[a]	4,929,030
60,500	Nice Systems, Ltd. ADR[a]	2,234,870
273,200	Nuance Communications, Inc.[a]	5,343,792
233,225	NVIDIA Corporation[a]	4,305,334
159,525	Polycom, Inc.[a]	8,271,371
55,100	Red Hat, Inc.[a]	2,500,989
273,050	Symantec Corporation[a]	5,062,347
136,900	TE Connectivity, Ltd.	4,766,858
109,300	Teradata Corporation[a]	5,541,510

	Total Information Technology	80,844,957

Materials (9.3%)
137,375	Celanese Corporation	6,095,329
51,000	CF Industries Holdings, Inc.	6,976,290
102,300	Ecolab, Inc.	5,219,346
64,200	Newmont Mining Corporation	3,504,036
114,800	Pan American Silver Corporation	4,262,524
44,600	Reliance Steel & Aluminum Company	2,576,988
105,900	Stillwater Mining Company[a]	2,428,287

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
76

Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Common Stock (95.2%)	Value
Materials (9.3%) - continued
152,400	Temple-Inland, Inc.	$3,566,160
39,100	Walter Energy, Inc.	5,295,313

	Total Materials	39,924,273

Telecommunications Services (2.7%)
48,550	NII Holdings, Inc.[a]	2,023,078
140,400	SBA Communications Corporation[a]	5,571,072
193,200	TW Telecom, Inc.[a]	3,709,440

	Total Telecommunications Services	11,303,590

	Total Common Stock (cost $320,120,259)	407,244,756

Shares	Collateral Held for Securities Loaned (5.2%)	Value
22,496,900	Thrivent Financial Securities Lending Trust	22,496,900

	Total Collateral Held for Securities Loaned (cost $22,496,900)	22,496,900

Principal Amount	Short-Term Investments (5.2%)[c]	Value
	Alpine Securitization Corporation
6,060,000	0.120%, 4/1/2011	6,060,000
	Federal Home Loan Bank Discount Notes
4,090,000	0.030%, 4/1/2011	4,090,000
5,000,000	0.075%, 4/8/2011	4,999,927
5,000,000	0.080%, 4/15/2011	4,999,845
	Federal National Mortgage Association Discount Notes
2,000,000	0.050%, 4/25/2011	1,999,933

	Total Short-Term Investments (at amortized cost)	22,149,705

	Total Investments (cost $364,766,864) 105.6%	$451,891,361

	Other Assets and Liabilities, Net (5.6%)	(23,991,117)

	Total Net Assets 100.0%	$427,900,244

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$98,403,012
Gross unrealized depreciation	(11,278,515)

Net unrealized appreciation (depreciation)	$87,124,497

Cost for federal income tax purposes	$364,766,864

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
77

Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2011, in valuing Mid Cap Growth Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	51,094,345	51,094,345	–	–
Consumer Staples	23,709,415	23,709,415	–	–
Energy	55,888,590	55,888,590	–	–
Financials	25,732,409	25,732,409	–	–
Health Care	51,216,021	51,216,021	–	–
Industrials	67,531,156	67,531,156	–	–
Information Technology	80,844,957	80,844,957	–	–
Materials	39,924,273	39,924,273	–	–
Telecommunications Services	11,303,590	11,303,590	–	–
Collateral Held for Securities Loaned	22,496,900	22,496,900	–	–
Short-Term Investments	22,149,705	–	22,149,705	–

Total	$451,891,361	$429,741,656	$22,149,705	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Growth Portfolio, is as follows:

Portfolio	Value December 31, 2010	Gross Purchases	Gross Sales	Shares Held at March 31, 2011	Value March 31, 2011	Income Earned January 1, 2011 - March 31, 2011
Thrivent Financial Securities Lending Trust	$9,754,800	$41,969,668	$29,227,568	22,496,900	$22,496,900	$8,643
Total Value and Income Earned	9,754,800				22,496,900	8,643

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
78

Partner Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Common Stock (98.4%)	Value
Consumer Discretionary (13.3%)
85,573	CBS Corporation	$2,142,748
157,502	DISH Network Corporation[a]	3,836,749
54,473	Hasbro, Inc.	2,551,515
82,910	Lear Corporation	4,051,812
57,767	Liberty Global, Inc.[a,b]	2,392,131
214,619	Liberty Media Corporation - Interactive[a]	3,442,489
19,943	Mohawk Industries, Inc.[a]	1,219,514
149,831	Newell Rubbermaid, Inc.	2,866,267
2,213	NVR, Inc.[a]	1,673,028
48,310	Royal Caribbean Cruises, Ltd.[a]	1,993,271
39,784	Scripps Networks Interactive	1,992,780
41,471	TRW Automotive Holdings Corporation[a]	2,284,223
63,886	Wyndham Worldwide Corporation	2,032,214

	Total Consumer Discretionary	32,478,741

Consumer Staples (4.6%)
97,186	ConAgra Foods, Inc.	2,308,168
35,077	Energizer Holdings, Inc.[a]	2,496,079
20,106	H.J. Heinz Company	981,575
19,225	Hansen Natural Corporation[a]	1,157,922
61,855	J.M. Smucker Company	4,415,828

	Total Consumer Staples	11,359,572

Energy (11.8%)
45,346	Alpha Natural Resources, Inc.[a,b]	2,692,192
52,955	Cameron International Corporation[a]	3,023,731
22,752	CONSOL Energy, Inc.	1,220,190
96,135	Forest Oil Corporation[a]	3,636,787
80,226	Frontier Oil Corporation	2,352,226
17,312	Helmerich & Payne, Inc.	1,189,161
100,447	Newfield Exploration Company[a]	7,634,976
37,386	Oil States International, Inc.[a]	2,846,570
22,004	Pioneer Natural Resources Company	2,242,648
52,811	QEP Resources, Inc.	2,140,958

	Total Energy	28,979,439

Financials (28.3%)
15,624	Alexandria Real Estate Equities, Inc.	1,218,203
15,557	AvalonBay Communities, Inc.	1,868,085
25,282	Camden Property Trust	1,436,523
54,622	CIT Group, Inc.[a]	2,324,166
35,140	Douglas Emmett, Inc.	658,875
6,130	Essex Property Trust, Inc.	760,120
44,455	Everest Re Group, Ltd.	3,920,042
227,937	Fifth Third Bancorp	3,163,766
18,577	First Republic Bank[a],b	574,215
188,338	Genworth Financial, Inc.[a]	2,535,029
103,186	Hartford Financial Services Group, Inc.	2,778,799
134,515	Host Hotels & Resorts, Inc.	2,368,809
102,741	Invesco, Ltd.	2,626,060
131,612	Janus Capital Group, Inc.	1,641,202
127,862	Kimco Realty Corporation	2,344,989
32,125	Lazard, Ltd.	1,335,757
83,632	Legg Mason, Inc.	3,018,279
62,142	Lincoln National Corporation	1,866,746
29,398	M&T Bank Corporation	2,600,841

Shares	Common Stock (98.4%)	Value
Financials (28.3%) - continued
49,116	Marsh & McLennan Companies, Inc.	$1,464,148
255,064	MFA Mortgage Investments, Inc.	2,091,525
89,649	NASDAQ OMX Group, Inc.[a]	2,316,530
4,891	PartnerRe, Ltd.	387,563
152,331	Principal Financial Group, Inc.	4,891,348
237,937	SLM Corporation[a]	3,640,436
104,321	SunTrust Banks, Inc.	3,008,618
65,576	Tanger Factory Outlet Centers, Inc.[b]	1,720,714
93,020	Unum Group	2,441,775
42,660	Ventas, Inc.	2,316,438
95,928	W.R. Berkley Corporation	3,089,841
127,311	XL Group plc	3,131,851

	Total Financials	69,541,293

Health Care (6.4%)
63,347	Aetna, Inc.	2,371,078
25,555	Biogen Idec, Inc.[a]	1,875,481
421,446	Boston Scientific Corporation[a]	3,030,197
107,761	Hologic, Inc.[a]	2,392,294
52,674	Kinetic Concepts, Inc.[a]	2,866,519
36,687	Patterson Companies, Inc.	1,180,955
88,807	Warner Chilcott plc	2,067,427

	Total Health Care	15,783,951

Industrials (10.1%)
49,082	BE Aerospace, Inc.[a]	1,743,884
29,627	Cooper Industries plc	1,922,792
22,829	Eaton Corporation	1,265,640
57,681	GrafTech International, Ltd.[a]	1,189,959
230,658	JetBlue Airways Corporation[a,b]	1,446,226
35,969	Kansas City Southern, Inc.[a]	1,958,512
204,311	Masco Corporation	2,844,009
27,881	Parker Hannifin Corporation	2,639,773
79,977	Pentair, Inc.	3,022,331
60,001	Republic Services, Inc.	1,802,430
24,512	Ryder System, Inc.	1,240,307
39,432	Spirit Aerosystems Holdings, Inc.[a]	1,012,219
95,960	Textron, Inc.	2,628,344

	Total Industrials	24,716,426

Information Technology (6.7%)
30,557	Amphenol Corporation	1,661,995
36,054	BMC Software, Inc.[a]	1,793,326
236,674	Brocade Communications[a]	1,455,545
26,236	Check Point Software Technologies, Ltd.[a]	1,339,348
42,992	Electronic Arts, Inc.[a]	839,634
11,267	Maxim Integrated Products, Inc.	288,435
217,390	ON Semiconductor Corporation[a]	2,145,639
82,847	Parametric Technology Corporation[a]	1,863,229
25,493	Polycom, Inc.[a]	1,321,812
47,118	Quest Software, Inc.[a]	1,196,326
73,155	Xilinx, Inc.	2,399,484

	Total Information Technology	16,304,773

Materials (4.5%)
9,367	Albemarle Corporation	559,866
15,436	Cliffs Natural Resources, Inc.	1,517,050
32,378	Cytec Industries, Inc.	1,760,392
158,993	Huntsman Corporation	2,763,298

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
79

Partner Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Common Stock (98.4%)	Value
Materials (4.5%) - continued
33,784	Owens-Illinois, Inc.[a]	$1,019,939
59,201	Stillwater Mining Company[a]	1,357,479
56,248	Temple-Inland, Inc.	1,316,203
64,937	Thompson Creek Metals Company, Inc.[a,b]	814,310

	Total Materials	11,108,537

Telecommunications Services (3.2%)
75,979	CenturyLink, Inc.[b]	3,156,928
184,475	Clearwire Corporation[a,b]	1,031,215
780,652	Sprint Nextel Corporation[a]	3,622,225

	Total Telecommunications Services	7,810,368

Utilities (9.5%)
131,676	CMS Energy Corporation	2,586,117
25,231	DPL, Inc.	691,582
28,662	Edison International, Inc.	1,048,743
73,311	Northeast Utilities	2,536,561
126,382	NV Energy, Inc.	1,881,828
37,575	Pinnacle West Capital Corporation	1,607,834
119,401	PPL Corporation	3,020,845
64,970	SCANA Corporation[b]	2,557,869
44,129	Sempra Energy	2,360,901
43,991	Westar Energy, Inc.	1,162,242
164,780	Xcel Energy, Inc.	3,936,594

	Total Utilities	23,391,116

	Total Common Stock (cost $195,082,789)	241,474,216

Shares	Collateral Held for Securities Loaned (6.0%)	Value
14,790,863	Thrivent Financial Securities Lending Trust	14,790,863

	Total Collateral Held for Securities Loaned (cost $14,790,863)	14,790,863

Principal Amount	Short-Term Investments (1.8%)[c]	Value
	Alpine Securitization Corporation
4,390,000	0.120%, 4/1/2011	4,390,000

	Total Short-Term Investments (at amortized cost)	4,390,000

	Total Investments (cost $214,263,652) 106.2%	$260,655,079

	Other Assets and Liabilities, Net (6.2%)	(15,200,739)

	Total Net Assets 100.0%	$245,454,340

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$47,562,465
Gross unrealized depreciation	(1,171,038)

Net unrealized appreciation (depreciation)	$46,391,427

Cost for federal income tax purposes	$214,263,652

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
80

Partner Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2011, in valuing Partner Mid Cap Value Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	32,478,741	32,478,741	–	–
Consumer Staples	11,359,572	11,359,572	–	–
Energy	28,979,439	28,979,439	–	–
Financials	69,541,293	69,541,293	–	–
Health Care	15,783,951	15,783,951	–	–
Industrials	24,716,426	24,716,426	–	–
Information Technology	16,304,773	16,304,773	–	–
Materials	11,108,537	11,108,537	–	–
Telecommunications Services	7,810,368	7,810,368	–	–
Utilities	23,391,116	23,391,116	–	–
Collateral Held for Securities Loaned	14,790,863	14,790,863	–	–
Short-Term Investments	4,390,000	–	4,390,000	–

Total	$260,655,079	$256,265,079	$4,390,000	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Mid Cap Value Portfolio, is as follows:

Portfolio	Value December 31, 2010	Gross Purchases	Gross Sales	Shares Held at March 31, 2011	Value March 31, 2011	Income Earned January 1, 2011 - March 31, 2011
Thrivent Financial Securities Lending Trust	$6,220,480	$30,935,071	$22,364,688	14,790,863	$14,790,863	$6,276
Total Value and Income Earned	6,220,480				14,790,863	6,276

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
81

Mid Cap Stock Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Common Stock (94.8%)	Value
Consumer Discretionary (8.8%)
133,514	Autoliv, Inc.	$9,910,744
102,036	Dollar Tree, Inc.[a]	5,665,039
25,800	Netflix, Inc.[a]	6,123,114
153,400	Omnicom Group, Inc.	7,525,804
86,655	Panera Bread Company[a]	11,005,185
209,000	Williams-Sonoma, Inc.	8,464,500

	Total Consumer Discretionary	48,694,386

Consumer Staples (3.9%)
130,200	Corn Products International, Inc.	6,746,964
214,340	Flowers Foods, Inc.[b]	5,836,478
151,512	TreeHouse Foods, Inc.[a]	8,616,487

	Total Consumer Staples	21,199,929

Energy (9.6%)
87,692	Alpha Natural Resources, Inc.[a,b]	5,206,274
108,000	ENSCO International plc ADR	6,246,720
263,060	Forest Oil Corporation[a]	9,951,560
152,106	National Oilwell Varco, Inc.	12,057,443
446,600	Weatherford International, Ltd.[a]	10,093,160
127,000	Whiting Petroleum Corporation[a]	9,328,150

	Total Energy	52,883,307

Financials (17.4%)
384,273	Duke Realty Corporation	5,383,665
142,171	Endurance Specialty Holdings, Ltd.	6,940,788
330,335	Equity One, Inc.[b]	6,200,388
108,300	Hanover Insurance Group, Inc.	4,900,575
340,620	HCC Insurance Holdings, Inc.	10,664,812
444,148	Host Hotels & Resorts, Inc.	7,821,446
44,349	IntercontinentalExchange, Inc.[a]	5,478,875
135,324	Lazard, Ltd.	5,626,772
118,800	M&T Bank Corporation	10,510,236
173,633	Northern Trust Corporation	8,811,875
2,029,700	Popular, Inc.[a]	5,906,427
324,660	W.R. Berkley Corporation	10,457,299
312,272	Zions Bancorporation[b]	7,200,992

	Total Financials	95,904,150

Health Care (12.3%)
76,200	Alexion Pharmaceuticals, Inc.[a]	7,519,416
80,582	C.R. Bard, Inc.	8,002,598
143,362	Community Health Systems, Inc.[a]	5,733,046
210,291	Coventry Health Care, Inc.[a]	6,706,180
155,631	Health Net, Inc.[a]	5,089,134
238,900	Omnicare, Inc.[b]	7,164,611
98,200	Quest Diagnostics, Inc.	5,668,104
77,614	Varian Medical Systems, Inc.[a]	5,249,811
118,575	Vertex Pharmaceuticals, Inc.[a]	5,683,300
65,900	Waters Corporation[a]	5,726,710
87,169	Zimmer Holdings, Inc.[a]	5,276,340

	Total Health Care	67,819,250

Industrials (17.0%)
137,282	Chicago Bridge and Iron Company	5,581,886
83,131	CSX Corporation	6,534,096
88,248	Expeditors International of Washington, Inc.	4,424,755
155,700	FTI Consulting, Inc.[a,b]	5,967,981
672,986	Manitowoc Company, Inc.	14,724,934
96,608	Manpower, Inc.	6,074,711

Shares	Common Stock (94.8%)	Value
Industrials (17.0%) - continued
327,634	Oshkosh Corporation[a]	$11,591,691
87,882	Parker Hannifin Corporation	8,320,668
169,400	Republic Services, Inc.	5,088,776
319,700	Shaw Group, Inc.[a]	11,320,577
94,532	SPX Corporation	7,504,895
152,888	Tyco International, Ltd.	6,844,796

	Total Industrials	93,979,766

Information Technology (15.4%)
112,900	Alliance Data Systems Corporation[a,b]	9,696,981
558,486	Compuware Corporation[a]	6,450,513
199,504	eBay, Inc.[a]	6,192,604
167,332	Juniper Networks, Inc.[a]	7,041,331
113,882	Lam Research Corporation[a]	6,452,554
773,346	Teradyne, Inc.[a]	13,773,292
392,400	TIBCO Software, Inc.[a]	10,692,900
429,900	ValueClick, Inc.[a]	6,216,354
188,700	VeriFone Systems, Inc.[a]	10,369,065
247,391	Xilinx, Inc.	8,114,425

	Total Information Technology	85,000,019

Materials (5.4%)
128,517	Albemarle Corporation	7,681,461
188,624	Silgan Holdings, Inc.	7,194,119
407,300	Steel Dynamics, Inc.	7,645,021
306,700	Temple-Inland, Inc.	7,176,780

	Total Materials	29,697,381

Telecommunications Services (0.8%)
137,996	Telephone & Data Systems, Inc.	4,650,465

	Total Telecommunications Services	4,650,465

Utilities (4.2%)
107,547	Alliant Energy Corporation	4,186,805
308,800	CMS Energy Corporation	6,064,832
418,178	NV Energy, Inc.	6,226,671
199,466	UGI Corporation	6,562,431

	Total Utilities	23,040,739

	Total Common Stock (cost $374,326,399)	522,869,392

Shares	Collateral Held for Securities Loaned (7.3%)	Value
40,555,550	Thrivent Financial Securities Lending Trust	40,555,550

	Total Collateral Held for Securities Loaned (cost $40,555,550)	40,555,550

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
82

Mid Cap Stock Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Principal Amount	Short-Term Investments (5.2%)[c]	Value
	Federal Home Loan Bank Discount Notes
11,565,000	0.087%, 4/6/2011	$11,564,860
5,000,000	0.075%, 4/8/2011	4,999,927
8,000,000	0.080%, 4/13/2011	7,999,787
4,000,000	0.100%, 4/20/2011	3,999,789

	Total Short-Term Investments (at amortized cost)	28,564,363

	Total Investments (cost $443,446,312) 107.3%	$591,989,305

	Other Assets and Liabilities, Net (7.3%)	(40,461,721)

	Total Net Assets 100.0%	$551,527,584

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$151,050,182
Gross unrealized depreciation	(2,507,189)

Net unrealized appreciation (depreciation)	$148,542,993
Cost for federal income tax purposes	$443,446,312

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2011, in valuing Mid Cap Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	48,694,386	48,694,386	–	–
Consumer Staples	21,199,929	21,199,929	–	–
Energy	52,883,307	52,883,307	–	–
Financials	95,904,150	95,904,150	–	–
Health Care	67,819,250	67,819,250	–	–
Industrials	93,979,766	93,979,766	–	–
Information Technology	85,000,019	85,000,019	–	–
Materials	29,697,381	29,697,381	–	–
Telecommunications Services	4,650,465	4,650,465	–	–
Utilities	23,040,739	23,040,739	–	–
Collateral Held for Securities Loaned	40,555,550	40,555,550	–	–
Short-Term Investments	28,564,363	–	28,564,363	–
Total	$591,989,305	$563,424,942	$28,564,363	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Stock Portfolio, is as follows:

Portfolio	Value December 31, 2010	Gross Purchases	Gross Sales	Shares Held at March 31, 2011	Value March 31, 2011	Income Earned January 1, 2011 - March 31, 2011
Thrivent Financial Securities Lending Trust	$33,032,547	$96,021,217	$88,498,214	40,555,550	$40,555,550	$12,356
Total Value and Income Earned	33,032,547				40,555,550	12,356

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
83

Mid Cap Index Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Common Stock (96.7%)	Value
Consumer Discretionary (13.5%)
3,633	99 Cents Only Stores[a]	$71,207
5,600	Aaron’s, Inc.	142,016
6,400	Advance Auto Parts, Inc.	419,968
6,850	Aeropostale, Inc.[a]	166,592
15,280	American Eagle Outfitters, Inc.	242,799
3,100	American Greetings Corporation	73,160
4,650	Ann, Inc.[a]	135,362
5,400	Ascena Retail Group, Inc.[a]	175,014
4,300	Bally Technologies, Inc.[a]	162,755
2,870	Barnes & Noble, Inc.[b]	26,375
2,410	Bob Evans Farms, Inc.	78,566
8,820	BorgWarner, Inc.[a]	702,866
4,200	Boyd Gaming Corporation[a,b]	39,354
6,955	Brinker International, Inc.	175,962
4,900	Career Education Corporation[a]	111,328
4,700	Cheesecake Factory, Inc.[a]	141,423
13,900	Chico’s FAS, Inc.	207,110
2,400	Chipotle Mexican Grill, Inc.[a]	653,688
4,900	Collective Brands, Inc.[a]	105,742
3,000	Deckers Outdoor Corporation[a]	258,450
7,000	Dick’s Sporting Goods, Inc.[a]	279,860
9,840	Dollar Tree, Inc.[a]	546,317
5,600	DreamWorks Animation SKG, Inc.[a]	156,408
20,400	Eastman Kodak Company[a,b]	65,892
12,100	Foot Locker, Inc.	238,612
4,100	Fossil, Inc.[a]	383,965
11,220	Gentex Corporation	339,405
5,100	Guess ?, Inc.	200,685
7,600	Hanesbrands, Inc.[a]	205,504
2,700	Harte-Hanks, Inc.	32,130
2,270	International Speedway Corporation	67,646
1,900	ITT Educational Services, Inc.[a,b]	137,085
3,700	John Wiley and Sons, Inc.	188,108
5,500	KB Home	68,420
4,600	Lamar Advertising Company[a]	169,924
3,400	Life Time Fitness, Inc.[a]	126,854
11,600	LKQ Corporation[a]	279,560
2,900	M.D.C. Holdings, Inc.	73,515
2,400	Matthews International Corporation	92,520
2,800	Meredith Corporation[b]	94,976
4,470	Mohawk Industries, Inc.[a]	273,341
9,100	New York Times Company[a]	86,177
500	NVR, Inc.[a]	378,000
21,200	Office Depot, Inc.[a]	98,156
2,400	Panera Bread Company[a]	304,800
9,300	PetSmart, Inc.	380,835
5,200	Phillips-Van Heusen Corporation	338,156
2,700	Polaris Industries, Inc.	234,954
4,400	Regis Corporation	78,056
5,100	Rent-A-Center, Inc.	178,041
3,400	Ryland Group, Inc.	54,060
12,450	Saks, Inc.[a,b]	140,809
1,910	Scholastic Corporation	51,646
4,800	Scientific Games Corporation[a]	41,952
18,500	Service Corporation International	204,610
5,320	Sotheby’s Holdings, Inc.	279,832
1,000	Strayer Education, Inc.[b]	130,490
3,400	Thor Industries, Inc.	113,458
3,100	Timberland Company[a]	127,999
11,300	Toll Brothers, Inc.[a]	223,401
5,800	Tractor Supply Company	347,188

Shares	Common Stock (96.7%)	Value
Consumer Discretionary (13.5%) - continued
5,000	Tupperware Brands Corporation	$298,550
2,800	Under Armour, Inc.[a,b]	190,540
3,500	Warnaco Group, Inc.[a]	200,165
23,914	Wendy’s/Arby’s Group, Inc.	120,287
8,380	Williams-Sonoma, Inc.	339,390
4,600	WMS Industries, Inc.[a]	162,610

	Total Consumer Discretionary	13,214,626

Consumer Staples (3.7%)
6,700	Alberto-Culver Company	249,709
4,240	BJ’s Wholesale Club, Inc.[a]	206,997
5,710	Church & Dwight Company, Inc.	453,031
6,100	Corn Products International, Inc.	316,102
5,650	Energizer Holdings, Inc.[a]	402,054
5,700	Flowers Foods, Inc.	155,211
9,100	Green Mountain Coffee Roasters, Inc.[a,b]	587,951
5,400	Hansen Natural Corporation[a]	325,242
1,540	Lancaster Colony Corporation	93,324
4,400	Ralcorp Holdings, Inc.[a]	301,092
3,410	Ruddick Corporation	131,592
13,100	Smithfield Foods, Inc.[a]	315,186
2,057	Tootsie Roll Industries, Inc.	58,336
1,940	Universal Corporation	84,468

	Total Consumer Staples	3,680,295

Energy (6.5%)
12,900	Arch Coal, Inc.	464,916
4,500	Atwood Oceanics, Inc.[a]	208,935
3,700	Bill Barrett Corporation[a]	147,667
6,800	Cimarex Energy Company	783,632
3,800	Comstock Resources, Inc.[a,b]	117,572
2,800	Dril-Quip, Inc.[a]	221,284
5,078	Exterran Holdings, Inc.[a]	120,501
9,000	Forest Oil Corporation[a]	340,470
8,400	Frontier Oil Corporation	246,288
8,300	Helix Energy Solutions Group, Inc.[a]	142,760
4,300	Northern Oil and Gas, Inc.[a,b]	114,810
4,300	Oceaneering International, Inc.[a]	384,635
2,100	Overseas Shipholding Group, Inc.[b]	67,494
7,200	Patriot Coal Corporation[a]	185,976
12,100	Patterson-UTI Energy, Inc.	355,619
11,139	Plains Exploration & Production Company[a]	403,566
14,020	Pride International, Inc.[a]	602,159
9,300	Quicksilver Resources, Inc.[a]	133,083
5,100	SM Energy Company	378,369
9,700	Southern Union Company	277,614
6,300	Superior Energy Services, Inc.[a]	258,300
4,000	Tidewater, Inc.	239,400
3,200	Unit Corporation[a]	198,240

	Total Energy	6,393,290

Financials (18.8%)
4,100	Affiliated Managers Group, Inc.[a]	448,417
4,400	Alexandria Real Estate Equities, Inc.	343,068
13,400	AMB Property Corporation	481,998
6,135	American Financial Group, Inc.	214,848
15,100	Apollo Investment Corporation	182,106

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
84

Mid Cap Index Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Common Stock (96.7%)	Value
Financials (18.8%) - continued
8,500	Arthur J. Gallagher & Company	$258,485
5,500	Aspen Insurance Holdings, Ltd.	151,580
13,293	Associated Banc-Corp	197,401
6,270	Astoria Financial Corporation	90,100
5,500	BancorpSouth, Inc.[b]	84,975
3,700	Bank of Hawaii Corporation	176,934
5,200	BRE Properties, Inc.	245,336
9,000	Brown & Brown, Inc.	232,200
5,600	Camden Property Trust	318,192
6,100	Cathay General Bancorp	104,005
3,820	City National Corporation	217,931
6,185	Commerce Bancshares, Inc.	250,121
5,200	Corporate Office Properties Trust	187,928
7,488	Cousins Properties, Inc.	62,525
4,900	Cullen/Frost Bankers, Inc.	289,198
19,400	Duke Realty Corporation	271,794
11,700	East West Bancorp, Inc.	256,932
9,500	Eaton Vance Corporation	306,280
3,500	Equity One,	65,695
2,500	Essex Property Trust, Inc.	310,000
4,310	Everest Re Group, Ltd.	380,056
4,900	Federal Realty Investment Trust	399,644
16,805	Fidelity National Financial, Inc.	237,455
7,900	First American Financial Corporation	130,350
16,100	First Niagara Financial Group, Inc.[b]	218,638
8,198	FirstMerit Corporation	139,858
15,000	Fulton Financial Corporation	166,650
2,100	Greenhill & Company, Inc.[b]	138,159
3,570	Hanover Insurance Group, Inc.	161,542
8,650	HCC Insurance Holdings, Inc.	270,832
5,600	Highwoods Properties, Inc.	196,056
9,700	Hospitality Properties Trust	224,555
4,000	International Bancshares Corporation	73,360
10,200	Jefferies Group, Inc.[b]	254,388
3,400	Jones Lang LaSalle, Inc.	339,116
9,000	Liberty Property Trust[b]	296,100
10,368	Macerich Company	513,527
6,800	Mack-Cali Realty Corporation	230,520
2,900	Mercury General Corporation	113,477
9,500	MSCI, Inc.[a]	349,790
9,900	Nationwide Health Properties, Inc.	421,047
33,811	New York Community Bancorp, Inc.	583,578
7,800	NewAlliance Bancshares, Inc.	115,752
19,250	Old Republic International Corporation	244,283
7,800	Omega Healthcare Investors, Inc.	174,252
2,600	PacWest Bancorp	56,550
3,107	Potlatch Corporation	124,901
3,700	Prosperity Bancshares, Inc.	158,249
6,770	Protective Life Corporation	179,744
8,025	Raymond James Financial, Inc.	306,876
6,408	Rayonier, Inc. REIT	399,282
10,000	Realty Income Corporation	349,500
6,500	Regency Centers Corporation	282,620
6,300	Reinsurance Group of America, Inc.	395,514
11,540	SEI Investments Company	275,575
11,000	Senior Housing Property Trust	253,440
6,300	SL Green Realty Corporation	473,760

Shares	Common Stock (96.7%)	Value
Financials (18.8%) - continued
3,700	StanCorp Financial Group, Inc.	$170,644
3,430	SVB Financial Group[a]	195,270
60,400	Synovus Financial Corporation	144,960
4,500	Taubman Centers, Inc.	241,110
12,020	TCF Financial Corporation	190,637
5,000	Transatlantic Holdings, Inc.	243,350
4,300	Trustmark Corporation	100,706
14,303	UDR, Inc.	348,564
4,000	Unitrin, Inc.	123,520
12,195	Valley National Bancorp[b]	170,242
9,075	W.R. Berkley Corporation	292,306
6,840	Waddell & Reed Financial, Inc.	277,772
8,627	Washington Federal, Inc.	149,592
5,730	Webster Financial Corporation	122,794
9,400	Weingarten Realty Investors	235,564
2,320	Westamerica Bancorporation	119,178

	Total Financials	18,503,254

Health Care (10.6%)
14,900	Allscripts Healthcare Solutions, Inc.[a]	312,751
5,630	Beckman Coulter, Inc.	467,684
1,600	Bio-Rad Laboratories, Inc.[a]	192,224
4,400	Charles River Laboratories International, Inc.[a]	168,872
7,400	Community Health Systems, Inc.[a]	295,926
3,700	Cooper Companies, Inc.	256,965
4,810	Covance, Inc.[a]	263,203
9,300	Endo Pharmaceutical Holdings, Inc.[a]	354,888
3,900	Gen-Probe, Inc.[a]	258,765
19,300	Health Management Associates, Inc.[a]	210,370
7,380	Health Net, Inc.[a]	241,326
7,300	Henry Schein, Inc.[a]	512,241
5,050	Hill-Rom Holdings, Inc.	191,799
20,500	Hologic, Inc.[a]	455,100
4,600	IDEXX Laboratories, Inc.[a,b]	355,212
5,400	Immucor, Inc.[a]	106,812
3,100	Kindred Healthcare, Inc.[a]	74,028
5,000	Kinetic Concepts, Inc.[a]	272,100
4,100	LifePoint Hospitals, Inc.[a]	164,738
7,630	Lincare Holdings, Inc.	226,306
4,700	Masimo Corporation	155,570
4,700	Medicis Pharmaceutical Corporation	150,588
3,800	Mednax, Inc.[a]	253,118
2,600	Mettler-Toledo International, Inc.[a]	447,200
9,220	Omnicare, Inc.	276,508
4,950	Owens & Minor, Inc.	160,776
6,650	Perrigo Company	528,808
9,000	Pharmaceutical Product Development, Inc.	249,390
12,000	ResMed, Inc.[a]	360,000
4,700	STERIS Corporation	162,338
3,000	Techne Corporation	214,800
3,240	Teleflex, Inc.	187,855
4,700	Thoratec Corporation[a]	121,871
4,100	United Therapeutics Corporation[a]	274,782
7,600	Universal Health Services, Inc.	375,516
6,900	VCA Antech, Inc.[a]	173,742
16,220	Vertex Pharmaceuticals, Inc.[a]	777,425

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
85

Mid Cap Index Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Common Stock (96.7%)	Value
Health Care (10.6%) - continued
3,400	Wellcare Health Plans, Inc.[a]	$142,630

	Total Health Care	10,394,227

Industrials (15.1%)
3,500	Acuity Brands, Inc.	204,715
9,400	Aecom Technology Corporation[a]	260,662
7,530	AGCO Corporation[a]	413,924
10,300	AirTran Holdings, Inc.[a]	76,735
2,740	Alaska Air Group, Inc.[a]	173,771
3,360	Alexander & Baldwin, Inc.	153,384
2,600	Alliant Techsystems, Inc.	183,742
12,755	AMETEK, Inc.	559,562
8,100	BE Aerospace, Inc.[a]	287,793
3,760	Brink’s Company	124,494
6,500	Bucyrus International, Inc.	594,425
4,840	Carlisle Companies, Inc.	215,622
1,900	Clean Harbors, Inc.[a]	187,454
4,430	Con-way, Inc.	174,055
4,800	Copart, Inc.[a]	207,984
2,800	Corporate Executive Board Company	113,036
8,500	Corrections Corporation of America[a]	207,400
3,700	Crane Company	179,191
4,000	Deluxe Corporation	106,160
6,100	Donaldson Company, Inc.	373,869
3,700	FTI Consulting, Inc.[a,b]	141,821
4,200	Gardner Denver, Inc.	327,726
3,720	GATX Corporation	143,815
4,800	Graco, Inc.	218,352
2,660	Granite Construction, Inc.[b]	74,746
6,400	Harsco Corporation	225,856
4,490	Herman Miller, Inc.	123,430
3,630	HNI Corporation[b]	114,563
4,830	Hubbell, Inc.	343,075
3,800	Huntington Ingalls Industries, Inc.[a]	157,700
6,600	IDEX Corporation	288,090
6,840	JB Hunt Transport Services, Inc.	310,673
15,175	JetBlue Airways Corporation[a,b]	95,147
8,200	Kansas City Southern, Inc.[a]	446,490
12,000	KBR, Inc.	453,240
6,540	Kennametal, Inc.	255,060
4,300	Kirby Corporation[a]	246,347
3,640	Korn/Ferry International[a]	81,063
3,800	Landstar System, Inc.	173,584
3,600	Lennox International, Inc.	189,288
3,400	Lincoln Electric Holdings, Inc.	258,128
6,470	Manpower, Inc.	406,834
2,500	Mine Safety Appliances Company	91,675
3,600	MSC Industrial Direct Company, Inc.	246,492
2,790	Nordson Corporation	321,017
7,200	Oshkosh Corporation[a]	254,736
7,860	Pentair, Inc.	297,029
3,100	Regal-Beloit Corporation	228,873
4,722	Rollins, Inc.	95,857
6,800	Shaw Group, Inc.[a]	240,788
4,060	SPX Corporation	322,323
8,700	Terex Corporation[a]	322,248
4,200	Thomas & Betts Corporation[a]	249,774
6,500	Timken Company	339,950
3,600	Towers Watson & Company	199,656
6,295	Trinity Industries, Inc.	230,838

Shares	Common Stock (96.7%)	Value
Industrials (15.1%) - continued
4,698	United Rentals, Inc.[a]	$156,349
6,400	URS Corporation[a]	294,720
1,600	Valmont Industries, Inc.	166,992
3,800	Wabtec Corporation	257,754
8,900	Waste Connections, Inc.	256,231
2,300	Watsco, Inc.	160,333
3,400	Werner Enterprises, Inc.	89,998
4,700	Woodward, Inc.	162,432

	Total Industrials	14,859,071

Information Technology (15.7%)
2,720	ACI Worldwide, Inc.[a]	89,216
6,190	Acxiom Corporation[a]	88,826
5,180	ADTRAN, Inc.	219,943
2,600	Advent Software, Inc.[a]	74,542
4,000	Alliance Data Systems Corporation[a,b]	343,560
7,300	ANSYS, Inc.[a]	395,587
8,300	AOL, Inc.[a]	162,099
9,070	Arrow Electronics, Inc.[a]	379,852
35,520	Atmel Corporation[a]	484,138
12,120	Avnet, Inc.[a]	413,171
9,700	Broadridge Financial Solutions, Inc.	220,093
20,580	Cadence Design Systems, Inc.[a]	200,655
7,400	CIENA Corporation[a,b]	192,104
3,700	Concur Technologies, Inc.[a]	205,165
9,300	Convergys Corporation[a]	133,548
8,000	CoreLogic, Inc.[a]	148,000
8,700	Cree, Inc.[a,b]	401,592
13,500	Cypress Semiconductor Corporation[a]	261,630
5,230	Diebold, Inc.	185,456
3,000	Digital River, Inc.[a]	112,290
2,910	DST Systems, Inc.	153,706
3,600	Equinix, Inc.[a]	327,960
3,700	FactSet Research Systems, Inc.	387,501
3,150	Fair Isaac Corporation	99,571
9,900	Fairchild Semiconductor International, Inc.[a]	180,180
6,800	Gartner, Inc.[a]	283,356
6,300	Global Payments, Inc.	308,196
7,500	Informatica Corporation[a]	391,725
12,400	Ingram Micro, Inc.[a]	260,772
11,150	Integrated Device Technology, Inc.[a]	82,175
5,550	International Rectifier Corporation[a]	183,483
9,400	Intersil Corporation	117,030
3,200	Itron, Inc.[a]	180,608
6,660	Jack Henry & Associates, Inc.	225,707
9,700	Lam Research Corporation[a]	549,602
7,100	Lender Processing Services, Inc.	228,549
1,700	ManTech International Corporation[a]	72,080
8,470	Mentor Graphics Corporation[a]	123,916
6,400	MICROS Systems, Inc.[a]	316,352
7,062	National Instruments Corporation	231,422
12,500	NCR Corporation[a]	235,500
5,700	NeuStar, Inc.[a]	145,806
9,100	Parametric Technology Corporation[a]	204,659
3,940	Plantronics, Inc.	144,283

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
86

Mid Cap Index Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Common Stock (96.7%)	Value
Information Technology (15.7%) - continued
6,920	Polycom, Inc.[a]	$358,802
8,100	QLogic Corporation[a]	150,255
4,900	Quest Software, Inc.[a]	124,411
7,800	Rackspace Hosting, Inc.[a,b]	334,230
21,140	RF Micro Devices, Inc.[a]	135,507
12,000	Riverbed Technology, Inc.[a]	451,800
8,840	Rovi Corporation[a]	474,266
4,890	Semtech Corporation[a]	122,348
3,500	Silicon Laboratories, Inc.[a]	151,235
14,600	Skyworks Solutions, Inc.[a]	473,332
5,600	Solera Holdings, Inc.	286,160
3,400	SRA International, Inc.[a]	96,424
11,680	Synopsys, Inc.[a]	322,952
3,680	Tech Data Corporation[a]	187,165
13,000	TIBCO Software, Inc.[a]	354,250
9,700	Trimble Navigation, Ltd.[a]	490,238
6,200	ValueClick, Inc.[a]	89,652
6,000	Varian Semiconductor Equipment Associates, Inc.[a]	292,020
12,920	Vishay Intertechnology, Inc.[a]	229,201
4,500	Zebra Technologies Corporation[a]	176,580

	Total Information Technology	15,446,434

Materials (6.7%)
7,320	Albemarle Corporation	437,516
5,300	AptarGroup, Inc.	265,689
6,300	Ashland, Inc.	363,888
5,190	Cabot Corporation	240,245
3,500	Carpenter Technology Corporation	149,485
8,800	Commercial Metals Company	151,976
2,500	Compass Minerals International, Inc.	233,825
3,960	Cytec Industries, Inc.	215,305
2,500	Greif, Inc.	163,525
3,600	Intrepid Potash, Inc.[a]	125,352
10,100	Louisiana-Pacific Corporation[a]	106,050
5,060	Lubrizol Corporation	677,838
3,520	Martin Marietta Materials, Inc.[b]	315,638
1,480	Minerals Technologies, Inc.	101,410
800	NewMarket Corporation	126,576
6,200	Olin Corporation	142,104
8,100	Packaging Corporation of America	234,009
5,900	Reliance Steel & Aluminum Company	340,902
3,200	Rock-Tenn Company[b]	221,920
10,000	RPM International, Inc.	237,300
3,600	Scotts Miracle-Gro Company	208,260
4,030	Sensient Technologies Corporation	144,435
3,800	Silgan Holdings, Inc.	144,932
7,980	Sonoco Products Company	289,116
17,000	Steel Dynamics, Inc.	319,090
8,500	Temple-Inland, Inc.	198,900
7,560	Valspar Corporation	295,596
4,300	Worthington Industries, Inc.	89,956

	Total Materials	6,540,838

Telecommunications Services (0.5%)
7,120	Telephone & Data Systems, Inc.	239,944

Shares	Common Stock (96.7%)	Value
Telecommunications Services (0.5%) - continued
11,800	TW Telecom, Inc.[a]	$226,560

	Total Telecommunications Services	466,504

Utilities (5.6%)
6,080	AGL Resources, Inc.	242,227
8,800	Alliant Energy Corporation	342,584
10,566	Aqua America, Inc.	241,856
7,100	Atmos Energy Corporation	242,110
3,000	Black Hills Corporation	100,320
4,600	Cleco Corporation	157,734
9,330	DPL, Inc.	255,735
5,700	Energen Corporation	359,784
9,963	Great Plains Energy, Inc.	199,459
7,280	Hawaiian Electric Industries, Inc.	180,544
3,830	IDACORP, Inc.	145,923
14,525	MDU Resources Group, Inc.	333,639
6,500	National Fuel Gas Company	481,000
8,240	NSTAR	381,265
17,600	NV Energy, Inc.	262,064
7,790	OGE Energy Corporation	393,863
6,475	PNM Resources, Inc.	96,607
13,500	Questar Corporation	235,575
8,600	UGI Corporation	282,940
6,290	Vectren Corporation	171,088
8,620	Westar Energy, Inc.	227,740
4,110	WGL Holdings, Inc.	160,290

	Total Utilities	5,494,347

	Total Common Stock (cost $69,881,545)	94,992,886

Shares	Collateral Held for Securities Loaned (4.4%)	Value
4,264,056	Thrivent Financial Securities Lending Trust	4,264,056

	Total Collateral Held for Securities Loaned (cost $4,264,056)	4,264,056

Principal Amount	Short-Term Investments (0.3%)[c]	Value
	Federal Home Loan Mortgage Corporation Discount Notes
300,000	0.160%, 8/29/2011[d]	299,802

	Total Short-Term Investments (at amortized cost)	299,802

	Total Investments (cost $74,445,403) 101.4%	$99,556,744

	Other Assets and Liabilities, Net (1.4%)	(1,337,306)

	Total Net Assets 100.0%	$98,219,438

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	At March 31, 2011, $299,802 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
87

Mid Cap Index Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

    Definitions:

REIT	-	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$29,263,334
Gross unrealized depreciation	(4,151,993)
Net unrealized appreciation (depreciation)	$25,111,341

Cost for federal income tax purposes	$74,445,403

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2011, in valuing Mid Cap Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	13,214,626	13,214,626	–	–
Consumer Staples	3,680,295	3,680,295	–	–
Energy	6,393,290	6,393,290	–	–
Financials	18,503,254	18,503,254	–	–
Health Care	10,394,227	10,394,227	–	–
Industrials	14,859,071	14,859,071	–	–
Information Technology	15,446,434	15,446,434	–	–
Materials	6,540,838	6,540,838	–	–
Telecommunications Services	466,504	466,504	–	–
Utilities	5,494,347	5,494,347	–	–
Collateral Held for Securities Loaned	4,264,056	4,264,056	–	–
Short-Term Investments	299,802	–	299,802	–

Total	$99,556,744	$99,256,942	$299,802	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	77,222	77,222	–	–

Total Asset Derivatives	$77,222	$77,222	$–	$–

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized (Gain/(Loss)
S&P 400 Index Mini-Futures	29	June 2011	$2,785,078	$2,862,300	$77,222
Total Futures Contracts					$77,222

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Index Portfolio, is as follows:

Portfolio	Value December 31, 2010	Gross Purchases	Gross Sales	Shares Held at March 31, 2011	Value March 31, 2011	Income Earned January 1, 2011- March 31, 2011
Thrivent Financial Securities Lending Trust	$5,212,131	$10,211,382	$11,159,457	4,264,056	$4,264,056	$2,807
Total Value and Income Earned	5,212,131				4,264,056	2,807

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
88

Partner Worldwide Allocation Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Common Stock (87.3%)	Value
Australia (3.6%)
37,701	Australia & New Zealand Banking Group, Ltd.	$928,007
158,110	BHP Billiton, Ltd.	7,588,805
220,311	Boart Longyear Group	1,066,690
23,447	Campbell Brothers, Ltd.	1,123,659
119,832	Challenger, Ltd.	610,972
79,116	Fortescue Metals Group, Ltd.	524,213
61,983	Iluka Resources, Ltd.	852,747
88,942	Mineral Resources, Ltd.	1,147,396
212,147	Mount Gibson Iron, Ltd.[a]	436,209
28,309	Ramsay Health Care, Ltd.	559,273
20,517	Rio Tinto, Ltd.	1,798,270
210,162	SAI Global, Ltd.	1,088,373
61,976	United Group, Ltd.	1,005,264
26,097	Woolworths, Ltd.	725,315

	Total Australia	19,455,193

Austria (0.5%)
16,138	Andritz AG	1,505,404
52,220	Wienerberger AGa	1,053,118

	Total Austria	2,558,522

Belgium (0.7%)
31,196	Anheuser-Busch InBev NV	1,778,583
6,540	Bekaert SA	744,984
12,717	Compagnie d’ Entreprises CFE	1,054,223

	Total Belgium	3,577,790

Bermuda (0.2%)
23,000	Orient Overseas International, Ltd.	240,733
118,690	Seawell, Ltd.[a]	816,257

	Total Bermuda	1,056,990

Brazil (3.0%)
131,320	Banco Bradesco SA ADR	2,724,890
37,849	Lojas Renner SA	1,231,883
42,168	Multiplan Empreendimentos Imobiliarios SA	861,336
39,200	Petroleo Brasileiro SA ADR	1,584,856
88,000	Petroleo Brasileiro SA PREF ADR	3,127,520
122,500	Souza Cruz SA	1,275,495
126,000	Ultrapar Participacoes SA ADR	2,135,700
109,000	Vale SA SP PREF ADR	3,217,680

	Total Brazil	16,159,360

Canada (3.2%)
11,253	Agrium, Inc.	1,039,176
23,850	Barrick Gold Corporation	1,239,610
39,173	Brookfield Asset Management, Inc.	1,273,174
6,832	Canadian Imperial Bank of Commerce	589,123
17,605	Canadian National Railway Company	1,328,319
6,883	Canadian Natural Resources, Ltd.	340,352
32,518	CGI Group, Inc.[a]	681,889
12,171	Enerplus Corporation	385,530
18,480	Finning International, Inc.	545,918
23,570	Goldcorp, Inc.	1,175,218
5,040	Inmet Mining Corporation	354,282
19,666	Pacific Rubiales Energy Corporation	545,658

Shares	Common Stock (87.3%)	Value
Canada (3.2%) - continued
35,916	Potash Corporation of Saskatchewan, Inc.	$2,118,654
13,600	Riocan Real Estate Investment Trust	357,149
10,722	Saputo, Inc.	483,955
28,671	Shoppers Drug Mart Corporation	1,178,779
13,845	Silver Wheaton Corporation	601,497
16,519	Suncor Energy, Inc.	740,842
24,717	Trican Well Service, Ltd.	558,076
13,033	Valeant Pharmaceuticals International, Inc.	650,642
53,382	Yamana Gold, Inc.	659,635

	Total Canada	16,847,478

Cayman Islands (0.4%)
1,275,000	Greatview Aseptic Packaging Company, Ltd.[a]	817,917
827,690	Kingboard Laminates Holdings, Ltd.	690,437
169,670	Wynn Macau, Ltd.	473,438

	Total Cayman Islands	1,981,792

Chile (0.2%)
15,200	Banco Santander Chile SA ADR	1,318,600

	Total Chile	1,318,600

China (1.4%)
5,141,550	Bank of China, Ltd.	2,859,097
2,960,386	Huaneng Power International, Inc.	1,732,138
1,866,000	PetroChina Company, Ltd.	2,838,510

	Total China	7,429,745

Denmark (1.0%)
4,080	Carlsberg AS	438,737
43,973	Christian Hansen Holding AS	997,287
3,656	Coloplast AS	528,816
54,842	DSV AS	1,350,435
14,354	Novo Nordisk AS	1,802,613

	Total Denmark	5,117,888

Finland (1.4%)
23,450	Cargotec Oyj	1,141,812
5,445	Kesko Oyj[a]	254,498
12,077	Kone Oyj	694,607
43,650	Neste Oil Oyj	899,434
23,553	Outotec Oyj	1,415,563
26,562	Sampo Oyj	845,926
24,196	UPM-Kymmene Oyj[a]	511,600
19,478	Wartsila Corporation	759,233
40,964	YIT Oyj	1,213,623

	Total Finland	7,736,296

France (5.9%)
31,949	Alten, Ltd.	1,204,852
26,172	April Group	723,291
197,079	AXA SA	4,117,878
47,190	Beneteau SA	994,040
77,600	Cap Gemini SA	4,505,804
6,092	Christian Dior SA	858,204
41,592	Compagnie de Saint-Gobain	2,543,642
14,244	Faurecia[a]	519,417
28,235	Ingenico	1,265,245
10,327	Peugeot SAa	407,425

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
89

Partner Worldwide Allocation Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Common Stock (87.3%)	Value
France (5.9%) - continued
17,461	Rhodia SA	$511,397
8,702	Rubis	1,041,461
18,894	Safran SA	668,215
6,871	Schneider Electric SA	1,173,537
83,153	Total SA	5,066,924
31,189	Valeo SAa	1,815,871
5,454	Virbac SA	909,232
119,250	Vivendi SA	3,401,954

	Total France	31,728,389

Germany (5.2%)
33,510	Aixtron SE	1,469,192
8,695	BASF SE	750,527
11,387	Bayerische Motoren Werke AG	945,413
68,287	Daimler AGa	4,811,786
21,928	Demag Cranes AG	1,116,600
31,800	Deutsche Boerse AG	2,407,475
123,038	Deutz AGa	1,036,459
33,059	ElringKlinger AG	1,042,698
14,571	Henkel AG & Company KGaA	901,913
34,526	Kloeckner & Company SEa	1,146,791
8,500	MAN AG	1,057,620
12,114	Metro AG	825,115
8,612	Pfeiffer Vacuum Technology AG	1,203,981
19,357	ProSiebenSat.1 Media AG	565,254
15,399	Rheinmetall AG	1,274,051
18,650	SAP AG ADR	1,140,666
16,969	Siemens AG	2,321,218
26,123	Stada Arzneimittel AG	1,010,197
25,210	Suedzucker AG	702,414
33,234	Symrise AG	971,388
7,601	Volkswagen AG	1,228,526

	Total Germany	27,929,284

Guernsey (0.1%)
116,780	Resolution, Ltd.	553,740

	Total Guernsey	553,740

Hong Kong (3.4%)
414,800	AIA Group, Ltd.[a]	1,276,859
315,000	China Mobile, Ltd.	2,907,742
103,500	CLP Holdings, Ltd.	836,710
758,000	Galaxy Entertainment Group, Ltd.[a]	1,103,342
305,000	Hang Lung Group, Ltd.	1,890,246
8,600	Henderson Land Development Company, Ltd. Warrants, 58.00 HKD, expires 6/1/2011[a]	509
369,800	Hutchison Whampoa, Ltd.	4,376,311
1,602,078	New World Development Company, Ltd.	2,824,655
381,000	SJM Holdings, Ltd.	666,630
127,819	Swire Pacific, Ltd., Class A	1,872,056
217,500	Swire Pacific, Ltd., Class B	599,913

	Total Hong Kong	18,354,973

Hungary (0.3%)
8,200	Richter Gedeon Nyrt	1,705,066

	Total Hungary	1,705,066

India (1.9%)
109,000	Bharti Airtel, Ltd.	873,380
16,100	GlaxoSmithKline Pharmaceuticals, Ltd.	744,122

Shares	Common Stock (87.3%)	Value
India (1.9%) - continued
7,344	Grasim Industries, Ltd.	$404,608
8,000	Grasim Industries, Ltd. GDR	440,302
30,800	Hero Honda Motors, Ltd.	1,098,843
146,000	Hindustan Unilever, Ltd.	939,939
129,000	Housing Development Finance Corporation	2,029,393
21,000	ICICI Bank, Ltd.	524,590
10,400	ICICI Bank, Ltd. ADR	518,232
10,300	Infosys Technologies, Ltd.	747,919
16,504	Infosys Technologies, Ltd. ADR	1,183,337
20,696	Ultra Tech Cement, Ltd.	525,100
2,285	Ultra Tech Cement, Ltd. GDR	115,954

	Total India	10,145,719

Indonesia (0.7%)
327,000	PT Astra International Tbk	2,138,694
1,755,576	Telekomunikasi Indonesia Tbk PT	1,477,864
7,300	Telekomunikasi Indonesia Tbk PT ADR	245,134

	Total Indonesia	3,861,692

Italy (2.2%)
10,328	DiaSorin SPA	454,423
544,750	Enel SPA	3,431,863
144,200	Eni SPA	3,538,377
3,331	MARR SPA	40,977
11,175	Saipem SPA	593,675
2,722,925	Telecom Italia SPA	3,657,580

	Total Italy	11,716,895

Japan (15.0%)
55,800	Aeon Company, Ltd.	646,580
14,300	Aisin Seiki Company, Ltd.	497,085
32,100	Alps Electric Company, Ltd.	307,796
46,000	Anritsu Corporation	349,852
58,000	Asahi Diamond Industrial Company, Ltd.	1,112,154
31,000	Asahi Glass Company, Ltd.	390,022
65,000	Asics Corporation	870,761
179,350	Bridgestone Corporation	3,750,354
36,700	Canon, Inc.	1,578,459
101,000	Chiyoda Corporation	925,016
982,249	Chuo Mitsui Trust Holdings, Inc.	3,479,763
27,400	Credit Saison Company, Ltd.	442,136
78,000	Daicel Chemical Industries, Ltd.	481,437
28,000	Daihatsu Motor Company, Ltd.	408,159
162,400	Daiichi Sankyo Company, Ltd.	3,135,334
54,300	Dainippon Sumitomo Pharma Company, Ltd.	505,377
54,200	Daito Trust Construction Company, Ltd.	3,728,163
687,056	Daiwa Securities Group, Inc.	3,155,522
9,200	Dena Company, Ltd.	332,952
220,000	Denki Kagaku Kogyo KK	1,085,964
19,400	Denso Corporation	645,145
46,200	East Japan Railway Company	2,565,439
27,200	Elpida Memory, Inc.[a]	349,794
34,036	Exedy Corporation	1,023,268
18,900	FamilyMart Company, Ltd.	709,381
37,264	Fuji Machine Manufacturing Company, Ltd.	838,609
26,500	Gree, Inc.	444,073
187,000	Hitachi, Ltd.	973,443
10,200	Honda Motor Company, Ltd.	378,967

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
90

Partner Worldwide Allocation Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Common Stock (87.3%)	Value
Japan (15.0%) - continued
2,900	Idemitsu Kosan Company, Ltd.	$338,902
184,000	IHI Corporation	448,467
80,200	ITOCHU Corporation	839,282
23,100	JTEKT Corporation	300,931
114,000	Kawasaki Heavy Industries, Ltd.	502,131
114	KDDI Corporation	704,825
53,000	Keihin Corporation	1,004,199
141,000	Kobe Steel, Ltd.	365,060
76,000	Krosaki Harima Corporation	307,718
9,800	K’s Holdings Corporation	282,880
11,400	Kyocera Corporation	1,155,362
104,000	Mitsubishi Electric Corporation	1,223,932
24,400	Mitsui & Company, Ltd.	436,854
103,900	MS and AD Insurance Group Holdings, Inc.	2,370,954
5,600	Murata Manufacturing Company, Ltd.	404,952
37,500	Nabtesco Corporation	939,229
31,700	Namco Bandai Holdings, Inc.	345,343
55,700	Nichicon Corporation	788,934
148,700	Nikon Corporation	3,066,700
106,000	Nippon Yusen KK	414,706
471,300	Nissan Motor Company, Ltd.	4,186,569
4,550	ORIX Corporation	426,487
29,703	Pigeon Corporation	928,459
224,700	Pioneer Corporation[a]	934,650
77,600	Round One Corporation	364,506
19,700	Sanrio Company, Ltd.	582,891
111,240	Sanyo Chemical Industries, Ltd.	951,468
55,200	Secom Company, Ltd.	2,566,696
42,300	Sega Sammy Holdings, Inc.	733,573
28,978	SHO-BOND Holdings Company, Ltd.	772,811
166	So-net M3, Inc.	1,008,735
11,800	Sony Corporation	376,373
253,750	Sumitomo Corporation	3,626,398
78,200	Sumitomo Electric Industries, Ltd.	1,083,003
325,000	Sumitomo Osaka Cement Company, Ltd.	939,953
109,000	Suruga Bank, Ltd.	968,191
34,100	Suzuki Motor Corporation	762,157
28,600	Sysmex Corporation	1,011,471
130,962	Tadano, Ltd.	833,947
17,700	Takeda Pharmaceutical Company, Ltd.	825,805
5,100	TDK Corporation	301,619
140,000	Tokyu Corporation	580,731
83,000	Toshiba Corporation	405,837
21,310	Toyo Tanso Company, Ltd.	1,155,614
4,591	United Arrows, Ltd.	60,119
58,900	UNY Company, Ltd.	546,595
26,900	Ushio, Inc.	526,103
238	West Japan Railway Company	917,517

	Total Japan	79,730,644

Luxembourg (0.4%)
14,247	Subsea 7 SA	359,592
38,000	Tenaris SA ADR	1,879,480

	Total Luxembourg	2,239,072

Malaysia (0.5%)
570,600	CIMB Group Holdings Berhad	1,543,736

Shares	Common Stock (87.3%)	Value
Malaysia (0.5%) - continued
199,400	Public Bank Berhad	$865,034

	Total Malaysia	2,408,770

Mexico (1.2%)
172,000	Consorcio ARA SAB de CV	105,706
43,500	Fomento Economico Mexicano SAB de CV ADR	2,553,450
13,500	Grupo Aeroportuario del Sureste SAB de CV ADR	793,395
460,500	Grupo Financiero Banorte SAB de CV ADR	2,168,061
259	Mexico Government International Bond Warrants[a]	570
259	Mexico Government International Bond Warrants[a]	466
259,000	Organizacion Soriana SAB de CV	914,540

	Total Mexico	6,536,188

Netherlands (1.3%)
67,695	Koninklijke (Royal) KPN NV	1,154,365
70,068	Koninklijke DSM NV	4,308,149
4,825	Nutreco NV	353,889
43,139	STMicroelectronics NV	535,111
11,531	Unilever NV	361,304

	Total Netherlands	6,712,818

Norway (2.2%)
23,250	DnB NOR ASA	356,484
433,180	Marine Harvest	537,639
39,300	Schibsted ASA	1,154,400
21,792	Seadrill, Ltd.	787,863
199,075	Statoil ASA	5,513,509
134,600	Storebrand ASA[a]	1,152,795
948,000	STX OSV Holdings, Ltd.[a]	894,978
138,109	Tomra Systems ASA	1,127,341

	Total Norway	11,525,009

Philippines (0.3%)
2,576,000	Ayala Land, Inc.	918,208
658,242	Bank of the Philippine Islands	868,189

	Total Philippines	1,786,397

Poland (0.3%)
23,000	Bank Pekao SA	1,376,387

	Total Poland	1,376,387

Portugal (0.7%)
1,983,300	Banco Comercial Portugues SA	1,615,085
395,100	Banco Espirito Santo SA	1,613,997
45,530	Jeronimo Martins SGPS SA	731,145

	Total Portugal	3,960,227

Russia (0.5%)
36,500	LUKOIL ADR	2,613,272

	Total Russia	2,613,272

Singapore (1.2%)
53,000	Fraser and Neave, Ltd.	252,718
33,583	Golden Agri-Resources, Ltd. Warrants, 0.54 SGD, expires 7/23/2012[a]	4,529
286,750	Keppel Corporation, Ltd.	2,797,320
1,663,000	Midas Holding, Ltd.	989,620

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
91

Partner Worldwide Allocation Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Common Stock (87.3%)	Value
Singapore (1.2%) - continued
85,000	Oversea-Chinese Banking Corporation, Ltd.	$645,987
429,000	Raffles Medical Group, Ltd.	762,330
789,000	Super Group, Ltd.	807,027

	Total Singapore	6,259,531

South Africa (0.7%)
112,600	Massmart Holdings, Ltd.[b]	2,334,473
154,000	Truworths International, Ltd.	1,603,510

	Total South Africa	3,937,983

South Korea (2.5%)
12,181	BS Financial Group, Inc.[a]	176,560
14,406	Fila Korea, Ltd.	995,182
72,681	Iljin Display Company, Ltd.[a]	658,837
7,700	POSCO	3,532,946
5,950	Samsung Electronics Company, Ltd.	3,387,173
4,660	Shinsegae Company, Ltd.	1,108,717
3,521	SK Telecom Company, Ltd.	524,141
156,307	SK Telecom Company, Ltd. ADR	2,940,134

	Total South Korea	13,323,690

Spain (1.5%)
294,300	Banco Bilbao Vizcaya Argentaria SA	3,570,723
220,400	Banco Popular Espanol SA	1,294,288
112,900	Indra Sistemas SA	2,264,464
29,613	Repsol YPF SA	1,014,984

	Total Spain	8,144,459

Sweden (1.3%)
45,576	Atlas Copco AB	1,210,344
10,518	Elekta AB	420,593
29,777	Hoganas AB	1,107,175
47,863	Investor AB	1,161,051
11,419	NCC AB	327,195
91,381	Nobia ABa	857,796
48,395	Nordea Bank AB	529,471
87,937	Volvo ABa	1,545,765

	Total Sweden	7,159,390

Switzerland (7.6%)
35,057	ABB, Ltd.[a]	841,822
53,750	Adecco SA	3,528,451
10,139	Aryzta AG	517,933
3,749	Bucher Industries AG	857,148
3,748	Burckhardt Compression Holding AG	1,178,683
21,167	Compagnie Financiere Richemont SA	1,220,489
80,550	Credit Suisse Group	3,416,942
20,116	GAM Holding AGa	381,674
2,572	Givaudan SAa	2,586,433
36,632	Holcim, Ltd.	2,753,230
14,491	Huber & Suhner AG	1,024,704
2,241	Kaba Holding AG	934,462
109,195	Nestle SA	6,253,064
62,450	Novartis AG	3,381,724
30,557	Roche Holding AG	4,362,481
494	Sika AG	1,187,148
1,379	Swatch Group AG	608,496
72,648	UBS AGa	1,306,936
303	Zehnder Group AG	857,703

Shares	Common Stock (87.3%)	Value
Switzerland (7.6%) - continued
12,600	Zurich Financial Services AG	$3,522,166

	Total Switzerland	40,721,689

Taiwan (0.8%)
443,000	Taiwan Mobile Company, Ltd.	1,042,485
1,250,951	Taiwan Semiconductor Manufacturing Company, Ltd.	2,997,607

	Total Taiwan	4,040,092

Thailand (1.7%)
169,000	Bangkok Bank pcl	968,461
280,100	PTT Exploration & Production pcl	1,667,660
325,300	PTT pcl	3,810,967
150,900	Siam Cement pcl	1,890,521
230,400	Siam Commercial Bank plc	822,422

	Total Thailand	9,160,031

Turkey (0.6%)
447,982	Akbank TAS	2,170,918
37,000	BIM Birlesik Magazalar AS	1,245,382

	Total Turkey	3,416,300

United Kingdom (11.5%)
409,498	Aegis Group plc	938,417
24,167	AMEC plc	462,174
15,154	Anglo American plc	778,644
124,172	ARM Holdings plc	1,152,146
7,657	AstraZeneca plc	351,761
109,807	Babcock International Group plc	1,092,803
810,639	BAE Systems plc	4,224,450
70,512	BG Group plc	1,750,392
45,234	BHP Billiton plc	1,790,763
34,270	British American Tobacco plc	1,374,060
138,859	BT Group plc	412,568
43,234	Burberry Group plc	814,261
256,569	Carillion plc	1,564,067
269,816	Centrica plc	1,406,948
25,754	Croda International plc	693,429
17,783	Diageo plc	338,003
84,850	GlaxoSmithKline plc	1,616,683
170,901	Halma plc	960,297
302,309	HSBC Holdings plc	3,122,356
67,050	HSBC Holdings plc ADR	3,473,191
29,995	IMI plc	495,476
47,061	Imperial Tobacco Group plc	1,452,044
195,287	Intermediate Capital Group plc	1,022,547
331,736	ITV plc[a]	411,184
255,840	Legal & General Group plc	472,282
135,150	Pearson plc	2,387,433
36,755	Pennon Group plc	368,511
40,620	Prudential plc	459,976
32,299	Rio Tinto plc	2,283,348
33,654	Rotork plc	941,842
21,887	Shire plc	635,285
361,423	Spirent plc	796,592
93,291	Standard Chartered plc	2,419,715
123,167	Telecity Group plc[a]	1,004,105
648,049	Tesco plc	3,958,462
32,176	Ultra Electronics Holdings plc	888,788
27,793	Unilever plc	846,657
1,412,700	Vodafone Group plc	4,025,537
16,319	Whitbread plc	431,569
202,275	William Morrison Supermarkets plc	894,598

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
92

Partner Worldwide Allocation Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Common Stock (87.3%)	Value
United Kingdom (11.5%) - continued
339,450	WPP plc	$4,183,065
81,492	Xstrata plc	1,901,219

	Total United Kingdom	60,597,648

United States (0.2%)
18,384	iShares MSCI EAFE Growth Index Fund	1,144,220

	Total United States	1,144,220

	Total Common Stock (cost $397,790,950)	466,029,229

Principal Amount	Long-Term Fixed Income (8.5%)	Value
Argentina (0.5%)
	Argentina Government International Bond
470,000	7.000%, 4/17/2017	437,100
487,235	7.820%, 12/31/2033[c]	523,073
519,289	7.820%, 12/31/2033[c]	557,485
290,000	Zero Coupon, 12/15/2035	46,835
4,990,000	Zero Coupon, 12/15/2035[c,d]	976,642
100,000	2.260%, 12/31/2038[c,e]	51,729

	Total Argentina	2,592,864

Belarus (0.1%)
	Belarus Government International Bond
339,000	8.750%, 8/3/2015	302,134

	Total Belarus	302,134

Bermuda (<0.1%)
	Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC
200,000	7.748%, 2/2/2021[f]	210,000

	Total Bermuda	210,000

Brazil (0.5%)
	BFF International, Ltd.
100,000	7.250%, 1/28/2020	108,000
	Brazil Government International Bond
930,000	4.875%, 1/22/2021	948,600
90,000	7.125%, 1/20/2037	106,425
290,000	5.625%, 1/7/2041	284,925
	Independencia International, Ltd.
95,246	12.000%, 12/30/2016[g,h]	1,429
	Telemar Norte Leste SA
100,000	5.500%, 10/23/2020	98,250
194,000	5.500%, 10/23/2020[g]	190,605
	Votorantim Cimentos SA
200,000	7.250%, 4/5/2041[g]	198,790

	Total Brazil	1,937,024

Bulgaria (0.1%)
	Bulgaria Government International Bond
280,000	8.250%, 1/15/2015	325,500

	Total Bulgaria	325,500

Principal Amount	Long-Term Fixed Income (8.5%)	Value
Canada (0.1%)
	PTTEP Canada International Finance, Ltd.
$270,000	5.692%, 4/5/2021[g]	$269,495

	Total Canada	269,495

Cayman Islands (0.1%)
	Country Garden Holdings Company
500,000	2.500%, 2/22/2013[i]	86,015
	Evergrande Real Estate Group, Ltd.
1,440,000	7.500%, 1/19/2014[i]	212,252
	TGI International, Ltd.
180,000	9.500%, 10/3/2017	201,600

	Total Cayman Islands	499,867

Chile (0.3%)
	Banco Central de Chile
205,000,000	6.000%, 5/1/2015[j]	435,244
	Banco del Estado de Chile
200,000	4.125%, 10/7/2020	186,860
260,000	4.125%, 10/7/2020[g]	242,878
	Chile Government International Bond
130,000	3.875%, 8/5/2020	126,588
	Corporacion Nacional del Cobre de Chile - Codelco
120,000	3.750%, 11/4/2020[g]	112,218
200,000	6.150%, 10/24/2036	219,530
	E-CL SA
140,000	5.625%, 1/15/2021[g]	140,206

	Total Chile	1,463,524

China (<0.1%)
	Sinochem Overseas Capital Company, Ltd.
260,000	6.300%, 11/12/2040[g]	255,935

	Total China	255,935

Colombia (0.6%)
	Colombia Government International Bond
30,000	8.250%, 12/22/2014	35,700
400,000	7.375%, 1/27/2017	472,000
1,470,000	7.375%, 3/18/2019	1,763,999
710,000	7.375%, 9/18/2037	843,125
420,000	6.125%, 1/18/2041	428,400

	Total Colombia	3,543,224

Costa Rica (0.1%)
	Costa Rica Government International Bond
243,000	9.995%, 8/1/2020	332,060

	Total Costa Rica	332,060

Croatia (0.1%)
	Croatia Government International Bond
590,000	6.375%, 3/24/2021[g]	590,738

	Total Croatia	590,738

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
93

Partner Worldwide Allocation Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (8.5%)	Value
Dominican Republic (0.2%)
	Dominican Republic Government International Bond
$163,947	9.040%, 1/23/2018	$181,161
560,000	7.500%, 5/6/2021	569,800
100,000	8.625%, 4/20/2027	105,250

	Total Dominican Republic	856,211

El Salvador (0.1%)
	El Salvador Government International Bond
375,000	7.650%, 6/15/2035	373,688

	Total El Salvador	373,688

Gabon (<0.1%)
	Gabon Government International Bond
150,000	8.200%, 12/12/2017	175,875
120,000	8.200%, 12/12/2017[g]	140,400

	Total Gabon	316,275

Georgia (<0.1%)
	Georgia Government International Bond
100,000	7.500%, 4/15/2013	106,750

	Total Georgia	106,750

Ghana (<0.1%)
	Ghana Government International Bond
100,000	8.500%, 10/4/2017	111,000

	Total Ghana	111,000

Hungary (0.2%)
	Hungary Government International Bond
770,000	6.375%, 3/29/2021	770,770
170,000	7.625%, 3/29/2041	170,170

	Total Hungary	940,940

Indonesia (0.6%)
	Indonesia Government International Bond
49,000	6.875%, 1/17/2018	55,493
960,000	11.625%, 3/4/2019	1,377,599
755,000	8.500%, 10/12/2035	972,062
480,000	7.750%, 1/17/2038	572,400

	Total Indonesia	2,977,554

Iraq (0.1%)
	Iraq Government International Bond
500,000	5.800%, 1/15/2028	458,750

	Total Iraq	458,750

Ireland (<0.1%)
	Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC
200,000	9.125%, 4/30/2018	226,876

	Total Ireland	226,876

Principal Amount	Long-Term Fixed Income (8.5%)	Value
Ivory Coast (0.1%)
	Ivory Coast Government International Bond
$1,032,000	2.500%, 12/31/2032[h]	$477,300

	Total Ivory Coast	477,300

Kazakhstan (0.4%)
	Development Bank of Kazakhstan JSC
200,000	5.500%, 12/20/2015[g]	208,500
	Halyk Savings Bank of Kazakhstan JSC
280,000	7.250%, 5/3/2017	289,800
	Kazatomprom
110,000	6.250%, 5/20/2015	116,875
	KazMunayGas National Company
820,000	11.750%, 1/23/2015	1,025,000
270,000	6.375%, 4/9/2021[g]	279,450

	Total Kazakhstan	1,919,625

Lebanon (0.1%)
	Lebanon Government International Bond
130,000	9.000%, 3/20/2017	149,825
252,000	4.000%, 12/31/2017	242,550
380,000	6.375%, 3/9/2020	384,758
20,000	8.250%, 4/12/2021	22,800

	Total Lebanon	799,933

Lithuania (0.1%)
	Lithuania Government International Bond
620,000	6.125%, 3/9/2021[g]	633,020

	Total Lithuania	633,020

Luxembourg (0.3%)
	Alrosa Finance SA
200,000	7.750%, 11/3/2020[g]	214,400
	Gazprom International
160,430	7.201%, 2/1/2020	174,168
	Gazprom Via Gaz Capital SA
960,000	9.250%, 4/23/2019	1,193,952
	Vimpel Communications OJSC Via UBS Luxembourg SA
100,000	8.250%, 5/23/2016	110,750

	Total Luxembourg	1,693,270

Malaysia (0.1%)
	Malaysia Government International Bond
280,000	7.500%, 7/15/2011	284,873
	Petronas Capital, Ltd.
170,000	5.250%, 8/12/2019	180,687

	Total Malaysia	465,560

Mexico (0.5%)
	Cemex Finance, LLC
340,000	9.500%, 12/14/2016	366,350
	Cemex SAB de CV
250,000	5.307%, 9/30/2015[b,d,g]	248,438
	Mexico Government International Bond
60,000	7.500%, 1/14/2012	63,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
94

Partner Worldwide Allocation Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (8.5%)	Value
Mexico (0.5%) - continued
$30,000	5.875%, 1/15/2014	$33,015
20,000	6.625%, 3/3/2015	22,900
16,000	5.950%, 3/19/2019	17,832
270,000	6.750%, 9/27/2034	304,560
110,000	5.750%, 10/12/2110	99,110
	Pemex Project Funding Master Trust
415,000	5.750%, 3/1/2018	439,069
590,000	6.625%, 6/15/2035	591,834
	Petroleos Mexicanos
275,000	8.000%, 5/3/2019	330,275
280,000	5.500%, 1/21/2021	284,200

	Total Mexico	2,800,583

Nigeria (<0.1%)
	Central Bank of Nigeria
200,000	6.750%, 1/28/2021[f]	199,200

	Total Nigeria	199,200

Pakistan (<0.1%)
	Pakistan Government International Bond
200,000	6.875%, 6/1/2017	163,500
100,000	7.875%, 3/31/2036	70,307

	Total Pakistan	233,807

Panama (<0.1%)
	Panama Government International Bond
11,000	7.250%, 3/15/2015	12,788

	Total Panama	12,788

Peru (0.4%)
	Peru Government International Bond
270,000	5.625%, 11/18/2050	244,350
430,000	7.350%, 7/21/2025	511,055
844,000	8.750%, 11/21/2033	1,133,070
207,000	6.550%, 3/14/2037	224,078

	Total Peru	2,112,553

Philippines (0.4%)
	Philippines Government International Bond
100,000	7.500%, 9/25/2024	118,875
40,000	9.500%, 10/21/2024	55,350
547,000	9.500%, 2/2/2030	769,903
100,000	7.750%, 1/14/2031	120,625
851,000	6.375%, 10/23/2034	895,677
	Quezon Power Philippines LC
60,500	8.860%, 6/15/2017	65,945

	Total Philippines	2,026,375

Qatar (0.2%)
	Qatar Government International Bond
520,000	4.000%, 1/20/2015	536,900
	Ras Laffan Liquefied Natural Gas Company, Ltd. II
460,850	5.298%, 9/30/2020	478,132

	Total Qatar	1,015,032

Principal Amount	Long-Term Fixed Income (8.5%)	Value
Romania (<0.1%)
	Romania Government International Bond
$50,000	5.000%, 3/18/2015[c]	$70,685
57,000	6.500%, 6/18/2018[c]	83,650

	Total Romania	154,335

Russia (0.6%)
	Russia Government International Bond
200,000	3.625%, 4/29/2015	202,250
2,240,350	7.500%, 3/31/2030	2,611,418

	Total Russia	2,813,668

Serbia (<0.1%)
	Serbia Government International Bond
140,000	6.750%, 11/1/2024	140,350

	Total Serbia	140,350

South Africa (0.1%)
	Peermont Global Proprietary, Ltd.
260,000	7.750%, 4/30/2014[c]	331,633

	Total South Africa	331,633

Turkey (0.6%)
	Akbank TAS
100,000	5.125%, 7/22/2015[g]	100,380
390,000	5.125%, 7/22/2015	391,482
	Turkey Government International Bond
2,030,000	5.625%, 3/30/2021	2,070,599
50,000	7.375%, 2/5/2025	57,625
310,000	7.250%, 3/5/2038	342,163

	Total Turkey	2,962,249

Ukraine (0.3%)
	Ukraine Government International Bond
250,000	6.580%, 11/21/2016	253,500
100,000	8.375%, 11/3/2017	105,000
100,000	6.750%, 11/14/2017	101,400
740,000	7.750%, 9/23/2020	762,200
490,000	7.950%, 2/23/2021[g]	504,700

	Total Ukraine	1,726,800

United Arab Emirates (<0.1%)
	Dolphin Energy, Ltd.
239,954	5.888%, 6/15/2019	254,951

	Total United Arab Emirates	254,951

United States (0.1%)
	HSBC Bank USA
590,000	5.910%, 8/15/2040[k,l]	732,927

	Total United States	732,927

Uruguay (0.1%)
	Uruguay Government International Bond
140,000	9.250%, 5/17/2017	179,200
130,754	8.000%, 11/18/2022	162,789

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
95

Partner Worldwide Allocation Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (8.5%)	Value
Uruguay (0.1%) - continued
$488,000	7.625%, 3/21/2036	$583,160

	Total Uruguay	925,149

Venezuela (0.4%)
	Petroleos de Venezuela SA
301,600	5.250%, 4/12/2017	182,166
490,000	8.500%, 11/2/2017[g]	346,430
	Venezuela Government International Bond
100,000	13.625%, 8/15/2018	96,000
400,000	7.750%, 10/13/2019	274,600
396,500	6.000%, 12/9/2020	234,926
320,000	9.000%, 5/7/2023	219,200
695,000	8.250%, 10/13/2024	447,581
660,000	7.650%, 4/21/2025	402,600

	Total Venezuela	2,203,503

	Total Long-Term Fixed Income (cost $44,271,465)	45,325,020

Principal Amount	Short-Term Investments (1.5%)[m]	Value
	Bryant Park Funding, LLC
7,555,000	0.110%, 4/1/2011	7,555,000
	Federal Home Loan Mortgage Corporation Discount Notes
300,000	0.160%, 8/29/2011[n]	299,804
	U.S. Treasury Bills
200,000	0.227%, 10/20/2011[o]	199,746

	Total Short-Term Investments (at amortized cost)	8,054,550

	Total Investments (cost $450,116,965) 97.3%	$519,408,799

	Other Assets and Liabilities, Net 2.7%	14,369,202

	Total Net Assets 100.0%	$533,778,001

a	Non-income producing security.
b	Denotes investments purchased on a when-issued or delayed delivery basis.
c	Principal amount is displayed in Euros.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 31, 2011.
e	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 31, 2011.
f

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Partner Worldwide Allocation Portfolio owned as of March 31, 2011.

Security	Acquisition Date	Amortized Cost
Central Bank of Nigeria	1/21/2011	$196,446
Vimpel Communications Via
VIP Finance Ireland, Ltd.
OJSC	1/26/2011	$200,000

g

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2011, the value of these investments was $4,678,012 or 0.9% of total net assets.

h	Defaulted security. Interest is not being accrued.
i	Principal amount is displayed in Chinese Yuan.
j	Principal amount is displayed in Chilean Pesos.
k	Principal amount is displayed in Brazilian Real. Security is linked to Brazilian Government Bonds due August 15, 2040.
l	Security is fair valued.
m	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
n	At March 31, 2011, $299,804 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
o	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments,based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$76,218,616
Gross unrealized depreciation	(6,926,782)

Net unrealized appreciation (depreciation)	$69,291,834

Cost for federal income tax purposes	$450,116,965

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
96

Partner Worldwide Allocation Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2011, in valuing Partner Worldwide Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	71,735,605	–	71,735,605	–
Consumer Staples	35,996,709	2,553,450	33,443,259	–
Energy	36,801,148	11,340,828	25,460,320	–
Financials	84,030,107	9,179,703	74,849,938	466
Health Care	27,379,250	–	27,379,250	–
Industrials	80,086,674	909,349	79,177,325	–
Information Technology	33,712,659	1,183,337	32,529,322	–
Materials	65,073,912	3,217,680	61,856,232	–
Telecommunications Services	21,340,311	3,185,268	18,155,043	–
Utilities	9,872,854	–	9,872,854	–
Long-Term Fixed Income
Basic Materials	1,000,873	–	1,000,873	–
Capital Goods	248,438	–	248,438	–
Communications Services	836,481	–	836,481	–
Consumer Cyclical	331,633	–	331,633	–
Consumer Non-Cyclical	109,429	–	109,429	–
Energy	5,164,109	–	5,164,109	–
Financials	2,387,706	–	1,654,779	732,927
Foreign	2,973,598	–	2,973,598	–
Foreign Government	31,212,702	–	31,212,702	–
Transportation	201,600	–	201,600	–
Utilities	858,451	–	858,451	–
Short-Term Investments	8,054,550	–	8,054,550	–

Total	$519,408,799	$31,569,615	$487,105,791	$733,393

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	66,151	66,151	–	–
Foreign Currency Forward Contracts	419,010	–	419,010	–

Total Asset Derivatives	$485,161	$66,151	$419,010	$–

Liability Derivatives
Futures Contracts	40,724	40,724	–	–
Foreign Currency Forward Contracts	440,006	–	440,006	–

Total Liability Derivatives	$480,730	$40,724	$440,006	$–

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Partner Worldwide Allocation Portfolio.

Investments in Securities	Value December 31, 2010	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)*	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Value March 31, 2011
Common Stock Financials	–	(6,475)	6,941	–	–	–	–	466
Long-Term Fixed Income
Financials	744,761	–	(11,834)	–	–	–	–	732,927
Foreign Government	14,245	–	(14,245)	–	–	–	–	–

Total	$759,006	($6,475)	($19,138)	$–	$–	$–	$–	$733,393

* Includes the change in net unrealized appreciation/(depreciation) on level 3 securities held on March 31, 2011 of ($11,368).

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
97

Partner Worldwide Allocation Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	12	June 2011	$2,614,966	$2,617,500	$2,534
5-Yr. U.S. Treasury Bond Futures	28	June 2011	3,293,525	3,269,539	(23,986)
10-Yr. U.S. Treasury Bond Futures	20	June 2011	2,389,188	2,380,625	(8,563)
20-Yr. U.S. Treasury Bond Futures	24	June 2011	2,866,347	2,884,500	18,153
E-Mini MSCI EAFE Index Futures	30	June 2011	2,485,035	2,530,499	45,464
Ultra Long Term U.S. Treasury Bond Futures	(6)	June 2011	(733,200)	(741,375)	(8,175)
Total Futures Contracts					$25,427

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
98

Partner Worldwide Allocation Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
Australian Dollar	SSB	606,130	4/4/2011	$624,690	$626,944	$2,254
Brazilian Real	HSBC	903,856	4/11/2011	544,000	552,603	8,603
British Pound	SSB	886,471	4/4/2011 - 4/5/2011	1,424,033	1,421,994	(2,039)
Canadian Dollar	SSB	1,642,220	4/4/2011 - 4/5/2011	1,691,334	1,693,883	2,549
Chilean Peso	JPM	18,316,000	4/11/2011	38,000	38,308	308
Chinese Yuan	CITI	20,346,152	7/7/2011	3,116,186	3,123,356	7,170
Chinese Yuan	JPM	639,744	7/7/2011	98,000	98,208	208
Euro	UBS	287,000	6/15/2011	406,515	406,066	(449)
Euro	CSFB	87,400	4/1/2011	122,620	123,861	1,241
Euro	CITI	579,000	6/15/2011	814,113	819,206	5,093
Euro	SSB	423,200	4/1/2011 - 4/5/2011	599,311	599,774	463
Euro	MSC	81,991	4/1/2011	115,917	116,196	279
Euro	BB	139,000	6/15/2011	193,502	196,666	3,164
Euro	DB	55,000	6/15/2011	76,566	77,817	1,251
Euro	JPM	1,492,922	4/1/2011	2,105,020	2,115,735	10,715
Hungarian Forint	BOA	51,822,500	6/15/2011	270,851	273,856	3,005
Indian Rupee	CITI	25,315,160	4/11/2011	547,000	566,527	19,527
Indian Rupee	MSC	21,797,750	4/11/2011	472,017	487,811	15,794
Indian Rupee	HSBC	36,914,230	4/11/2011 - 7/14/2011	815,000	816,528	1,528
Indian Rupee	JPM	24,424,140	4/28/2011	543,000	544,894	1,894
Indian Rupee	UBS	6,233,966	4/11/2011	137,767	139,510	1,743
Indian Rupee	DB	43,121,090	4/11/2011 - 7/14/2011	946,000	960,169	14,169
Israeli Shekel	JPM	1,700,000	6/15/2011	477,904	487,328	9,424
Israeli Shekel	CITI	958,066	6/15/2011	272,000	274,643	2,643
Japanese Yen	UBS	11,004,734	6/15/2011	134,675	132,405	(2,270)
Japanese Yen	SSB	44,996,475	4/1/2011 - 4/4/2011	541,640	540,952	(688)
Malaysian Ringgit	BB	2,392,571	4/11/2011 - 7/14/2011	783,816	786,076	2,260
Malaysian Ringgit	DB	918,626	4/11/2011	299,000	303,147	4,147
Malaysian Ringgit	UBS	1,625,688	4/11/2011	536,000	536,477	477
Malaysian Ringgit	CITI	1,650,769	7/14/2011	542,000	541,282	(718)
Mexican Peso	BB	3,270,066	6/15/2011	272,000	273,067	1,067
Mexican Peso	HSBC	3,262,640	6/15/2011	272,000	272,447	447
Mexican Peso	JPM	11,676,921	5/31/2011	969,280	976,383	7,103
Mexican Peso	DB	565,599	6/15/2011	46,247	47,230	983
Philippines Peso	JPM	24,396,200	4/11/2011	547,000	561,911	14,911
Philippines Peso	CITI	23,660,002	4/12/2011	537,731	544,935	7,204
Philippines Peso	DB	35,130,334	4/12/2011 - 7/14/2011	809,000	807,456	(1,544)
Polish Zloty	CITI	869,254	6/15/2011	300,437	304,308	3,871
Russian Ruble	JPM	8,258,250	4/11/2011	273,000	290,243	17,243
Russian Ruble	CITI	23,645,880	4/11/2011	804,000	831,055	27,055
Russian Ruble	DB	30,093,283	4/4/2011 - 4/11/2011	997,348	1,057,825	60,477
Russian Ruble	BB	15,411,698	7/14/2011	543,000	537,096	(5,904)
Russian Ruble	UBS	15,520,170	7/14/2011	542,000	540,876	(1,124)
Singapore Dollar	CITI	684,329	6/15/2011	542,000	543,121	1,121
Singapore Dollar	MSC	682,762	6/15/2011	533,804	541,878	8,074
Singapore Dollar	HSBC	686,977	6/15/2011	542,000	545,223	3,223
South African Rand	BB	3,771,065	6/15/2011	543,000	551,899	8,899
South African Rand	JPM	1,867,699	6/15/2011	272,000	273,339	1,339
South African Rand	DB	387,933	6/15/2011	55,196	56,774	1,578
South African Rand	CITI	3,797,758	6/15/2011	543,000	555,805	12,805
South Korea Won	HSBC	804,501,535	4/11/2011	724,000	733,595	9,595
South Korea Won	RBS	612,053,501	7/14/2011	542,000	558,925	16,925
South Korea Won	DB	301,109,250	4/11/2011	267,000	274,570	7,570
South Korea Won	BB	300,081,300	4/11/2011	267,000	273,633	6,633
South Korea Won	UBS	302,708,800	4/11/2011	272,000	276,029	4,029
South Korea Won	CITI	1,530,937,801	4/11/2011 - 7/14/2011	1,362,000	1,396,416	34,416
South Korea Won	JPM	608,703,000	4/28/2011	543,000	555,283	12,283
Swedish Krona	SSB	3,566,068	4/1/2011 - 4/5/2011	564,110	564,974	864
Swiss Franc	SSB	1,030,888	4/4/2011 - 4/5/2011	1,122,513	1,122,361	(152)
Thai Baht	SSB	1,656,858	4/1/2011 - 4/4/2011	54,718	54,781	63
Turkish Lira	CITI	427,785	6/15/2011	272,000	273,633	1,633
Turkish Lira	JPM	861,834	6/15/2011	542,001	551,273	9,272
Total Purchases				$35,764,862	$36,150,566	$385,704

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
99

Partner Worldwide Allocation Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Sales
Brazilian Real	UBS	1,062,000	4/11/2011	$616,474	$649,290	($32,816)
Brazilian Real	GSAM	146,302	4/11/2011	87,684	89,446	(1,762)
British Pound	SSB	948,816	4/4/2011	1,524,179	1,522,003	2,176
Canadian Dollar	SSB	1,812,977	4/4/2011	1,866,808	1,870,013	(3,205)
Chilean Peso	HSBC	225,062,012	4/11/2011	450,665	470,716	(20,051)
Chinese Yuan	DB	1,710,991	7/7/2011	262,000	262,656	(656)
Danish Krone	SSB	3,817,743	4/4/2011	723,537	725,641	(2,104)
Euro	SSB	393,073	4/4/2011	555,215	557,076	(1,861)
Euro	JPM	3,733,236	4/1/2011 -6/15/2011	5,161,545	5,287,303	(125,758)
Euro	CITI	599,518	6/15/2011	841,769	848,236	(6,467)
Euro	UBS	82,000	6/15/2011	113,262	116,019	(2,757)
Euro	DB	691,142	6/15/2011	953,776	977,871	(24,095)
Euro	GSAM	768,000	6/15/2011	1,084,232	1,086,615	(2,383)
Euro	BOA	190,000	6/15/2011	270,851	268,824	2,027
Hungarian Forint	UBS	52,101,935	6/15/2011	270,924	275,333	(4,409)
Indian Rupee	CITI	46,759,923	4/11/2011	1,016,000	1,046,438	(30,438)
Indian Rupee	DB	25,020,173	4/11/2011	537,000	559,925	(22,925)
Japanese Yen	SSB	135,380,881	4/1/2011 - 4/5/2011	1,631,956	1,627,565	4,391
Japanese Yen	HSBC	11,176,528	6/15/2011	136,466	134,472	1,994
Malaysian Ringgit	UBS	825,480	4/11/2011	269,000	272,408	(3,408)
Malaysian Ringgit	CITI	1,248,066	4/11/2011	407,000	411,862	(4,862)
Mexican Peso	DB	3,325,441	6/15/2011	271,000	277,691	(6,691)
Norwegian Krone	SSB	876,429	4/1/2011 - 4/4/2011	156,794	158,477	(1,683)
Philippines Peso	BB	5,861,428	4/12/2011	134,000	135,000	(1,000)
Philippines Peso	DB	5,862,098	4/12/2011	134,000	135,015	(1,015)
Philippines Peso	UBS	23,893,278	4/11/2011	537,000	550,327	(13,327)
Philippines Peso	HSBC	11,756,010	4/12/2011	267,000	270,764	(3,764)
Polish Zloty	BB	572,631	6/15/2011	193,502	200,467	(6,965)
Polish Zloty	DB	226,672	6/15/2011	76,566	79,353	(2,787)
Russian Ruble	BB	27,445,453	4/11/2011	961,500	964,594	(3,094)
Russian Ruble	HSBC	19,572,429	4/11/2011	685,500	687,890	(2,390)
Russian Ruble	UBS	7,632,640	4/4/2011	268,000	268,427	(427)
Russian Ruble	DB	7,632,640	7/14/2011	266,988	265,997	991
Russian Ruble	CITI	30,837,765	4/11/2011	1,084,000	1,083,819	181
Singapore Dollar	HSBC	693,755	6/15/2011	542,000	550,602	(8,602)
Singapore Dollar	SSB	434,266	4/4/2011	343,892	344,519	(627)
South African Rand	BB	390,565	5/19/2011	56,379	57,376	(997)
South African Rand	HSBC	3,787,659	6/15/2011	542,000	554,327	(12,327)
South Korea Won	BB	454,099,200	4/11/2011	402,000	414,076	(12,076)
South Korea Won	DB	454,119,300	4/11/2011	402,000	414,094	(12,094)
South Korea Won	BOA	602,196,000	4/11/2011	536,000	549,120	(13,120)
South Korea Won	UBS	909,501,000	4/11/2011	804,000	829,340	(25,340)
Swiss Franc	SSB	310,653	4/4/2011	338,041	338,218	(177)
Total Sales				$27,782,505	$28,189,205	($406,700)
Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts						($20,996)

Counterparty
BOA	-	Bank of America
BB	-	Barclays Bank
CITI	-	Citibank
CSFB	-	CS First Boston Corporation
DB	-	Deutsche Bank
GSAM	-	Goldman Sachs
HSBC	-	HSBC Securities, Inc.
JPM	-	J.P. Morgan
MSC	-	Morgan Stanley & Company
RBS	-	The Royal Bank of Scotland
SSB	-	State Street Bank
UBS	-	UBS Securities, Ltd.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
100

Partner International Stock Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Common Stock (98.2%)	Value
Australia (4.9%)
122,607	Australia & New Zealand Banking Group, Ltd.	$3,017,961
463,820	BHP Billiton, Ltd.	22,261,968
389,484	Challenger, Ltd.	1,985,812
258,448	Fortescue Metals Group, Ltd.	1,712,445
203,673	Iluka Resources, Ltd.	2,802,084
690,251	Mount Gibson Iron, Ltd.[a]	1,419,270
92,911	Ramsay Health Care, Ltd.	1,835,550
66,956	Rio Tinto, Ltd.	5,868,547
84,645	Woolworths, Ltd.	2,352,541

	Total Australia	43,256,178

Belgium (0.9%)
101,416	Anheuser-Busch InBev NV	5,782,048
21,421	Bekaert SA	2,440,109

	Total Belgium	8,222,157

Bermuda (0.1%)
75,500	Orient Overseas International, Ltd.	790,231

	Total Bermuda	790,231

Brazil (0.4%)
98,000	Petroleo Brasileiro SA ADR	3,962,140

	Total Brazil	3,962,140

Canada (6.2%)
37,001	Agrium, Inc.	3,416,915
77,000	Barrick Gold Corporation	4,002,094
128,243	Brookfield Asset Management, Inc.	4,168,063
22,394	Canadian Imperial Bank of Commerce[b]	1,931,035
58,188	Canadian National Railway Company	4,390,358
22,352	Canadian Natural Resources, Ltd.	1,105,265
106,792	CGI Group, Inc.[a]	2,239,383
39,417	Enerplus Corporation	1,248,578
59,967	Finning International, Inc.	1,771,485
76,350	Goldcorp, Inc.	3,806,868
16,482	Inmet Mining Corporation	1,158,585
63,704	Pacific Rubiales Energy Corporation	1,767,548
117,101	Potash Corporation of Saskatchewan, Inc.	6,907,691
44,300	Riocan Real Estate Investment Trust[b]	1,163,360
35,079	Saputo, Inc.	1,583,349
93,015	Shoppers Drug Mart Corporation[b]	3,824,217
45,065	Silver Wheaton Corporation	1,957,852
54,270	Suncor Energy, Inc.	2,433,894
80,393	Trican Well Service, Ltd.	1,815,165
42,313	Valeant Pharmaceuticals International, Inc.	2,112,377
173,629	Yamana Gold, Inc.	2,145,514

	Total Canada	54,949,596

Cayman Islands (0.2%)
550,118	Wynn Macau, Ltd.	1,535,021

	Total Cayman Islands	1,535,021

China (1.3%)
12,824,200	Bank of China, Ltd.	7,131,242

Shares	Common Stock (98.2%)	Value
China (1.3%) - continued
8,039,600	Huaneng Power International, Inc.	$4,704,012

	Total China	11,835,254

Denmark (1.0%)
13,235	Carlsberg AS	1,423,208
12,059	Coloplast AS	1,744,253
47,883	Novo Nordisk AS	6,013,271

	Total Denmark	9,180,732

Finland (1.4%)
17,866	Kesko Oyj[a]	835,053
41,262	Kone Oyj	2,373,179
110,250	Neste Oil Oyj	2,271,766
87,227	Sampo Oyj[b]	2,777,938
79,073	UPM-Kymmene Oyj[a,b]	1,671,919
63,648	Wartsila Corporation	2,480,936

	Total Finland	12,410,791

France (7.4%)
499,425	AXA SA	10,435,265
193,800	Cap Gemini SA	11,252,897
19,899	Christian Dior SA	2,803,249
104,250	Compagnie de Saint-Gobain	6,375,621
46,245	Faurecia[a]	1,686,356
33,484	Peugeot SAa	1,321,024
57,578	Rhodia SA	1,686,343
61,664	Safran SA	2,180,840
22,359	Schneider Electric SA	3,818,820
219,205	Total SA	13,357,245
36,821	Valeo SAa	2,143,774
306,100	Vivendi SA	8,732,396

	Total France	65,793,830

Germany (6.2%)
31,497	Aixtron SEb	1,380,935
27,941	BASF SE	2,411,784
36,918	Bayerische Motoren Werke AG	3,065,141
190,082	Daimler AGa	13,393,966
80,050	Deutsche Boerse AG	6,060,327
48,135	Henkel AG & Company KGaA[b]	2,979,451
27,541	MAN AG	3,426,813
39,195	Metro AG	2,669,671
66,387	ProSiebenSat.1 Media AG	1,938,602
60,284	SAP AG ADR	3,687,073
55,357	Siemens AG	7,572,376
81,809	Suedzucker AG	2,279,406
24,646	Volkswagen AG	3,983,455

	Total Germany	54,849,000

Guernsey (0.2%)
379,817	Resolution, Ltd.	1,800,993

	Total Guernsey	1,800,993

Hong Kong (2.8%)
339,000	CLP Holdings, Ltd.	2,740,528
38,400	Henderson Land Development Company, Ltd. Warrants, 58.00 HKD, expires 6/1/2011[a]	2,271
931,550	Hutchison Whampoa, Ltd.	11,024,209
4,182,100	New World Development Company, Ltd.	7,373,541
1,243,000	SJM Holdings, Ltd.	2,174,858

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
101

Partner International Stock Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Common Stock (98.2%)	Value
Hong Kong (2.8%) - continued
108,932	Swire Pacific, Ltd.	$1,595,434

	Total Hong Kong	24,910,841

Indonesia (0.5%)
4,371,800	Telekomunikasi Indonesia Tbk PT	3,680,230
24,600	Telekomunikasi Indonesia Tbk PT ADR	826,068

	Total Indonesia	4,506,298

Italy (3.4%)
33,488	DiaSorin SPA	1,473,444
1,388,800	Enel SPA	8,749,283
365,400	Eni SPA	8,966,179
37,557	Saipem SPA	1,995,226
6,999,250	Telecom Italia SPA	9,401,769

	Total Italy	30,585,901

Japan (19.5%)
184,300	Aeon Company, Ltd.	2,135,569
46,600	Aisin Seiki Company, Ltd.	1,619,871
113,300	Alps Electric Company, Ltd.	1,086,395
151,000	Anritsu Corporation[b]	1,148,426
101,000	Asahi Glass Company, Ltd.	1,270,716
451,800	Bridgestone Corporation	9,447,507
118,100	Canon, Inc.	5,079,454
2,486,810	Chuo Mitsui Trust Holdings, Inc.	8,809,891
89,200	Credit Saison Company, Ltd.	1,439,363
252,000	Daicel Chemical Industries, Ltd.	1,555,412
91,000	Daihatsu Motor Company, Ltd.	1,326,516
409,800	Daiichi Sankyo Company, Ltd.	7,911,699
176,200	Dainippon Sumitomo Pharma Company, Ltd.	1,639,917
143,900	Daito Trust Construction Company, Ltd.	9,898,203
1,749,200	Daiwa Securities Group, Inc.	8,033,755
30,000	Dena Company, Ltd.	1,085,712
63,900	Denso Corporation	2,124,989
116,700	East Japan Railway Company	6,480,233
88,000	Elpida Memory, Inc.[a]	1,131,687
61,500	FamilyMart Company, Ltd.	2,308,304
86,200	Gree, Inc.[b]	1,444,494
616,000	Hitachi, Ltd.	3,206,636
35,200	Honda Motor Company, Ltd.	1,307,807
9,500	Idemitsu Kosan Company, Ltd.	1,110,197
597,000	IHI Corporation	1,455,082
261,000	ITOCHU Corporation	2,731,330
75,100	JTEKT Corporation	978,351
371,000	Kawasaki Heavy Industries, Ltd.	1,634,128
370	KDDI Corporation	2,287,592
461,000	Kobe Steel, Ltd.	1,193,564
245,000	Krosaki Harima Corporation	991,987
32,000	K’s Holdings Corporation	923,689
38,700	Kyocera Corporation	3,922,149
337,000	Mitsubishi Electric Corporation	3,966,010
79,100	Mitsui & Company, Ltd.	1,416,196
263,445	MS and AD Insurance Group Holdings, Inc.	6,011,703
17,900	Murata Manufacturing Company, Ltd.	1,294,401
103,100	Namco Bandai Holdings, Inc.	1,123,182
374,900	Nikon Corporation	7,731,714
346,000	Nippon Yusen KK	1,353,662
1,232,100	Nissan Motor Company, Ltd.	10,944,776
14,990	ORIX Corporation	1,405,064

Shares	Common Stock (98.2%)	Value
Japan (19.5%) - continued
252,000	Round One Corporation	$1,183,704
139,550	Secom Company, Ltd.	6,488,813
137,100	Sega Sammy Holdings, Inc.	2,377,610
39,000	Sony Corporation	1,243,945
635,600	Sumitomo Corporation	9,083,504
250,600	Sumitomo Electric Industries, Ltd.	3,470,597
112,800	Suzuki Motor Corporation	2,521,151
58,800	Takeda Pharmaceutical Company, Ltd.	2,743,351
16,500	TDK Corporation	975,825
454,000	Tokyu Corporation	1,883,227
271,000	Toshiba Corporation	1,325,082
190,700	UNY Company, Ltd.	1,769,705
772	West Japan Railway Company	2,976,148

	Total Japan	172,009,995

Luxembourg (0.1%)
47,487	Subsea 7 SA	1,198,564

	Total Luxembourg	1,198,564

Netherlands (2.2%)
222,030	Koninklijke (Royal) KPN NV	3,786,153
185,930	Koninklijke DSM NV	11,431,954
15,656	Nutreco NVb	1,148,286
140,254	STMicroelectronics NV	1,739,758
38,246	Unilever NV	1,198,375

	Total Netherlands	19,304,526

Norway (2.3%)
75,389	DnB NOR ASA	1,155,912
1,408,352	Marine Harvest	1,747,968
71,500	Seadrill, Ltd.	2,584,993
527,489	Statoil ASA	14,609,146

	Total Norway	20,098,019

Portugal (1.2%)
5,021,100	Banco Comercial Portugues SAb	4,088,895
1,001,500	Banco Espirito Santo SA	4,091,161
147,731	Jeronimo Martins SGPS SA	2,372,343

	Total Portugal	10,552,399

Singapore (1.1%)
173,000	Fraser and Neave, Ltd.	824,910
290,800	Golden Agri-Resources, Ltd. Warrants, 0.54 SGD, expires 7/23/2012[a]	39,219
726,650	Keppel Corporation, Ltd.	7,088,657
277,000	Oversea-Chinese Banking Corporation, Ltd.	2,105,156

	Total Singapore	10,057,942

South Korea (2.0%)
19,500	POSCO	8,947,071
25,110	SK Telecom Company, Ltd.	3,737,908
278,040	SK Telecom Company, Ltd. ADR[b]	5,229,932

	Total South Korea	17,914,911

Spain (2.4%)
753,950	Banco Bilbao Vizcaya Argentaria SA	9,147,628
565,400	Banco Popular Espanol SAb	3,320,283
286,700	Indra Sistemas SA	5,750,415

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
102

Partner International Stock Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Common Stock (98.2%)	Value
Spain (2.4%) - continued
96,191	Repsol YPF SA	$3,296,941

	Total Spain	21,515,267

Sweden (1.9%)
145,301	Atlas Copco AB	3,858,703
34,351	Elekta AB	1,373,626
156,209	Investor AB	3,789,287
37,072	NCC ABb	1,062,245
160,707	Nordea Bank ABb	1,758,234
285,416	Volvo ABa,b	5,017,066

	Total Sweden	16,859,161

Switzerland (10.6%)
114,331	ABB, Ltd.[a]	2,745,425
131,800	Adecco SA	8,652,092
32,842	Aryzta AG	1,677,677
70,183	Compagnie Financiere Richemont SA	4,046,751
204,150	Credit Suisse Group	8,660,072
65,308	GAM Holding AGa	1,239,131
6,477	Givaudan SAa	6,513,345
92,536	Holcim, Ltd.	6,954,929
320,915	Nestle SA	18,377,232
156,800	Novartis AG	8,490,861
84,731	Roche Holding AG	12,096,653
4,466	Swatch Group AG	1,970,663
240,012	UBS AGa	4,317,812
31,750	Zurich Financial Services AG	8,875,299

	Total Switzerland	94,617,942

Thailand (1.4%)
446,725	Bangkok Bank pcl	2,559,974
824,800	PTT pcl	9,662,729

	Total Thailand	12,222,703

United Kingdom (16.6%)
79,413	AMEC plc	1,518,707
49,581	Anglo American plc	2,547,576
411,595	ARM Holdings plc	3,819,039
25,296	AstraZeneca plc	1,162,094
2,194,044	BAE Systems plc	11,433,736
232,168	BG Group plc	5,763,345
148,272	BHP Billiton plc	5,869,921
111,923	British American Tobacco plc	4,487,567
450,235	BT Group plc	1,337,705
140,156	Burberry Group plc	2,639,672
293,428	Carillion plc	1,788,762
886,602	Centrica plc	4,623,158
84,511	Croda International plc	2,275,466
58,086	Diageo plc	1,104,044
209,000	GlaxoSmithKline plc	3,982,165
980,622	HSBC Holdings plc	10,128,218
170,050	HSBC Holdings plc ADR[b]	8,808,590
98,560	IMI plc	1,628,074
155,923	Imperial Tobacco Group plc	4,810,927
1,074,807	ITV plc[a]	1,332,216
829,494	Legal & General Group plc	1,531,251
365,500	Pearson plc	6,456,580
123,060	Pennon Group plc	1,233,818
131,579	Prudential plc	1,489,983
108,326	Rio Tinto plc	7,658,009
72,318	Shire plc	2,099,078
71,310	Standard Chartered plc	1,849,587
1,704,651	Tesco plc	10,412,481

Shares	Common Stock (98.2%)	Value
United Kingdom (16.6%) - continued
91,221	Unilever plc	$2,778,860
3,569,037	Vodafone Group plc	10,170,095
53,771	Whitbread plc	1,422,016
655,218	William Morrison Supermarkets plc	2,897,821
860,500	WPP plc	10,603,999
263,965	Xstrata plc	6,158,336

	Total United Kingdom	147,822,896

	Total Common stock (cost $788,423,824)	872,763,288

Shares	Collateral Held for Securities Loaned (6.1%)	Value
54,518,188	Thrivent Financial Securities Lending Trust	54,518,188

	Total Collateral Held for Securities Loaned (cost $54,518,188)	54,518,188

Principal Amount	Short-Term Investments (0.9%)[c]	Value
	Bryant Park Funding, LLC
7,990,000	0.110%, 4/1/2011	7,990,000

	Total Short-Term Investments (at amortized cost)	7,990,000

	Total Investments (cost $850,932,012) 105.2%	$935,271,476

	Other Assets and Liabilities, Net (5.2%)	(46,500,128)

	Total Net Assets 100.0%	$888,771,348

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$114,957,443
Gross unrealized depreciation	(30,617,979)

Net unrealized appreciation (depreciation)	$84,339,464

Cost for federal income tax purposes	$850,932,012

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
103

Partner International Stock Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2011, in valuing Partner International Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	131,998,238	–	131,998,238		–
Consumer Staples	77,524,533	–	77,524,533		–
Energy	60,544,549	3,962,140	56,582,409		–
Financials	153,788,202	8,808,590	144,979,612		–
Health Care	54,678,339	–	54,678,339		–
Industrials	138,581,506	–	138,581,506		–
Information Technology	53,558,319	–	53,558,319		–
Materials	137,509,236	–	137,509,236		–
Telecommunications Services	41,605,878	6,056,000	35,549,878		–
Utilities	22,974,488	–	22,974,488		–
Collateral Held for Securities Loaned	54,518,188	54,518,188	–		–
Short-Term Investments	7,990,000	–	7,990,000		–

Total	$935,271,476	$73,344,918	$861,926,558		$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Foreign Currency Forward Contracts	33,222	–	33,222		–

Total Asset Derivatives	$33,222	$–	$33,222		$–

Liability Derivatives
Foreign Currency Forward Contracts	43,235	–	43,235		–

Total Liability Derivatives	$43,235	$–	$43,235		$–

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
Australian Dollar	SSB	1,963,439	4/4/2011	$2,023,559	$2,030,863	$7,304
British Pound	SSB	2,736,678	4/4/2011	4,396,199	4,389,923	(6,276)
Canadian Dollar	SSB	5,319,628	4/4/2011 - 4/5/2011	5,478,725	5,486,982	8,257
Euro	SSB	1,277,646	4/1/2011 - 4/5/2011	1,809,110	1,810,723	1,613
Japanese Yen	SSB	146,022,218	4/1/2011 - 4/4/2011	1,757,717	1,755,497	(2,220)
Swedish Krona	SSB	10,069,491	4/4/2011	1,592,702	1,595,319	2,617
Swiss Franc	SSB	3,338,893	4/4/2011 - 4/5/2011	3,635,654	3,635,158	(496)
Total Purchases				$20,693,666	$20,704,465	$10,799

Sales
British Pound	SSB	3,308,785	4/4/2011	$5,315,229	$5,307,643	$7,586
Canadian Dollar	SSB	5,515,684	4/4/2011	5,679,389	5,689,204	(9,815)
Danish Krone	SSB	13,219,076	4/4/2011	2,505,274	2,512,560	(7,286)
Euro	SSB	1,401,287	4/1/2011 - 4/4/2011	1,979,318	1,985,951	(6,633)
Japanese Yen	SSB	299,978,317	4/4/2011	3,609,847	3,606,376	3,471
Norwegian Krone	SSB	2,860,381	4/1/2011 -04/4/2011	511,727	517,220	(5,493)
Singapore Dollar	SSB	1,433,079	4/4/2011	1,134,843	1,136,913	(2,070)
Swiss Franc	SSB	1,006,328	4/4/2011	1,095,049	1,095,621	(572)
Total Sales				$21,830,676	$21,851,488	($20,812)

Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts						($10,013)

Counterparty
SSB	-	State Street Bank

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
104

Partner International Stock Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner International Stock Portfolio, is as follows:

Portfolio	Value December 31, 2010	Gross Purchases	Gross Sales	Shares Held at March 31, 2011	Value March 31, 2011	Income Earned January 1, 2011 - March 31, 2011
Thrivent Financial Securities Lending Trust	$7,579,024	$140,198,324	$79,680,086	54,518,188	$54,518,188	$112,623
Total Value and Income Earned	7,579,024				54,518,188	112,623

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
105

Partner Socially Responsible Stock Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Common Stock (98.5%)	Value
Consumer Discretionary (17.7%)
780	Amazon.com, Inc.[a]	$140,501
2,030	CarMax, Inc.[a]	65,163
300	Chipotle Mexican Grill, Inc.[a]	81,711
1,410	Darden Restaurants, Inc.	69,273
1,850	Kohl’s Corporation	98,124
1,060	Netflix, Inc.[a]	251,570
200	Priceline.com, Inc.[a]	101,288
2,850	Starbucks Corporation	105,308

	Total Consumer Discretionary	912,938

Consumer Staples (8.1%)
900	Costco Wholesale Corporation	65,988
4,070	CVS Caremark Corporation	139,682
1,490	Green Mountain Coffee Roasters, Inc.[a]	96,269
1,330	PepsiCo, Inc.	85,665
530	Procter & Gamble Company	32,648

	Total Consumer Staples	420,252

Energy (10.3%)
3,140	Cameron International Corporation[a]	179,294
1,950	Noble Corporation	88,959
2,250	QEP Resources, Inc.	91,215
3,800	Suncor Energy, Inc.	170,392

	Total Energy	529,860

Financials (17.6%)
1,250	AFLAC, Inc.	65,975
1,160	American Express Company	52,432
3,800	Charles Schwab Corporation	68,514
420	Franklin Resources, Inc.	52,534
3,260	J.P. Morgan Chase & Company	150,286
2,180	Lazard, Ltd.	90,644
1,130	Northern Trust Corporation	57,348
3,860	SunTrust Banks, Inc.	111,322
1,360	T. Rowe Price Group, Inc.	90,331
3,270	Wells Fargo & Company	103,659
2,980	Zions Bancorporation	68,719

	Total Financials	911,764

Health Care (10.4%)
2,390	Allergan, Inc.	169,738
3,320	Gilead Sciences, Inc.[a]	140,901
2,730	Novartis AG ADR	148,375
1,560	St. Jude Medical, Inc.	79,966

	Total Health Care	538,980

Industrials (10.0%)
1,340	3M Company	125,290
1,510	C.H. Robinson Worldwide, Inc.	111,936
1,950	Cooper Industries plc	126,555
2,000	Danaher Corporation	103,800
1,000	Expeditors International of Washington, Inc.	50,140

	Total Industrials	517,721

Information Technology (22.4%)
960	Acme Packet, Inc.[a]	68,122
670	Apple, Inc.[a]	233,461
1,150	Cognizant Technology Solutions Corporation[a]	93,610
190	Google, Inc.[a]	111,380

Shares	Common Stock (98.5%)	Value
Information Technology (22.4%) - continued
2,060	Hewlett-Packard Company	$84,398
400	International Business Machines Corporation	65,228
1,010	Mercadolibre, Inc.	82,446
2,010	Microsoft Corporation	50,974
3,490	QUALCOMM, Inc.	191,357
810	Salesforce.com, Inc.[a]	108,200
830	VMware, Inc.[a]	67,678

	Total Information Technology	1,156,854

Materials (2.0%)
2,000	Ecolab, Inc.	102,040

	Total Materials	102,040

	Total Common Stock (cost $4,149,192)	5,090,409

	Total Investments (cost $4,149,192) 98.5%	$5,090,409

	Other Assets and Liabilities, Net 1.5%	79,201

	Total Net Assets 100.0%	$5,169,610

a	Non-income producing security.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$1,043,856
Gross unrealized depreciation	(102,639)

Net unrealized appreciation (depreciation)	$941,217

Cost for federal income tax purposes	$4,149,192

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
106

Partner Socially Responsible Stock Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2011, in valuing Partner Socially Responsible Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	912,938	912,938	–	–
Consumer Staples	420,252	420,252	–	–
Energy	529,860	529,860	–	–
Financials	911,764	911,764	–	–
Health Care	538,980	538,980	–	–
Industrials	517,721	517,721	–	–
Information Technology	1,156,854	1,156,854	–	–
Materials	102,040	102,040	–	–

Total	$5,090,409	$5,090,409	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
107

Partner All Cap Growth Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Common Stock (97.7%)	Value
Consumer Discretionary (15.9%)
3,375	Abercrombie & Fitch Company	$198,112
2,855	Amazon.com, Inc.[a]	514,271
2,425	Coach, Inc.	126,197
1,225	Deckers Outdoor Corporation[a]	105,534
4,550	Imax Corporation[a]	145,509
650	Netflix, Inc.[a]	154,265
1,300	Priceline.com, Inc.[a]	658,372
1,650	Scripps Networks Interactive	82,648
7,305	Starbucks Corporation	269,920

	Total Consumer Discretionary	2,254,828

Consumer Staples (2.3%)
3,425	Companhia de Bebidas das Americas ADR	96,962
1,775	Hansen Natural Corporation[a]	106,908
1,400	Herbalife, Ltd.	113,904

	Total Consumer Staples	317,774

Energy (12.1%)
1,875	Apache Corporation	245,475
1,225	CNOOC, Ltd. ADR	309,974
3,575	Complete Production Services, Inc.[a]	113,721
2,100	EQT Corporation	104,790
3,825	Frontier Oil Corporation	112,149
4,350	Helmerich & Payne, Inc.	298,802
2,450	National Oilwell Varco, Inc.	194,211
2,250	Noble Corporation	102,645
3,775	Patterson-UTI Energy, Inc.	110,947
1,200	Schlumberger, Ltd.	111,912

	Total Energy	1,704,626

Financials (3.9%)
405	CME Group, Inc.	122,128
750	Franklin Resources, Inc.	93,810
720	IntercontinentalExchange, Inc.[a]	88,949
2,575	Legg Mason, Inc.	92,931
2,400	T. Rowe Price Group, Inc.	159,408

	Total Financials	557,226

Health Care (8.2%)
5,850	Bruker Corporation[a]	121,973
1,575	Gen-Probe, Inc.[a]	104,501
2,025	Illumina, Inc.[a]	141,892
750	Intuitive Surgical, Inc.[a]	250,095
1,150	Laboratory Corporation of America Holdings[a]	105,950
1,950	Novo Nordisk A/S ADR	244,198
2,025	St. Jude Medical, Inc.	103,802
1,375	United Therapeutics Corporation[a]	92,152

	Total Health Care	1,164,563

Industrials (10.0%)
3,100	Dover Corporation	203,794
5,450	Eaton Corporation	302,148
605	First Solar, Inc.[a]	97,308
3,300	Fluor Corporation	243,078
6,525	Komatsu, Ltd. ADR	221,850
3,575	McDermott International, Inc.[a]	90,769
2,650	Parker Hannifin Corporation	250,902

	Total Industrials	1,409,849

Shares	Common Stock (97.7%)	Value
Information Technology (40.1%)
2,525	Altera Corporation	$111,150
1,795	Apple, Inc.[a]	625,468
5,200	ARM Holdings plc ADR	146,484
5,350	ASML Holding NVa	238,075
4,825	Autodesk, Inc.[a]	212,831
2,320	Baidu.com, Inc. ADR[a]	319,719
4,350	Check Point Software Technologies, Ltd.[a]	222,068
4,275	Cirrus Logic, Inc.[a]	89,903
4,650	Cisco Systems, Inc.	79,747
2,425	Cognizant Technology Solutions Corporation[a]	197,395
5,700	EMC Corporation[a]	151,335
2,400	Fortinet, Inc.[a]	105,600
947	Google, Inc.[a]	555,141
5,325	Intel Corporation	107,405
1,750	Intuit, Inc.[a]	92,925
5,400	Jabil Circuit, Inc.	110,322
2,050	KLA-Tencor Corporation	97,108
1,925	Mercadolibre, Inc.	157,138
2,525	Netlogic Microsystems, Inc.[a]	106,101
3,900	NVIDIA Corporation[a]	71,994
4,450	OmniVision Technologies, Inc.[a]	158,109
1,750	Open Text Corporation[a]	109,060
7,950	Oracle Corporation	265,292
2,500	Polycom, Inc.[a]	129,625
7,525	QUALCOMM, Inc.	412,596
5,325	Riverbed Technology, Inc.[a]	200,486
1,075	SINA Corporation[a]	115,068
3,000	Taleo Corporation[a]	106,950
3,175	Trimble Navigation, Ltd.[a]	160,464
1,750	Veeco Instruments, Inc.[a]	88,970
2,400	VeriFone Systems, Inc.[a]	131,880

	Total Information Technology	5,676,409

Materials (5.2%)
2,050	Agrium, Inc.	189,133
3,750	Barrick Gold Corporation	194,663
1,425	Cliffs Natural Resources, Inc.	140,049
1,950	Freeport-McMoRan Copper & Gold, Inc.	108,322
2,575	Pan American Silver Corporation	95,610

	Total Materials	727,777

	Total Common Stock (cost $10,528,179)	13,813,052

Contracts	Options Purchased (<0.1%)	Value
20	Put on Baidu.com, Inc. $105.00, expires 6/18/2011	$2,200

	Total Options Purchased (cost $14,384)	2,200

	Total Investments (cost $10,542,563) 97.7%	$13,815,252

	Other Assets and Liabilities, Net 2.3%	330,661

	Total Net Assets 100.0%	$14,145,913

a	Non-income producing security.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
108

Partner All Cap Growth Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$3,370,181
Gross unrealized depreciation	(97,492)

Net unrealized appreciation (depreciation)	$3,272,689

Cost for federal income tax purposes	$10,542,563

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2011, in valuing Partner All Cap Growth Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	2,254,828	2,254,828	–	–
Consumer Staples	317,774	317,774	–	–
Energy	1,704,626	1,704,626	–	–
Financials	557,226	557,226	–	–
Health Care	1,164,563	1,164,563	–	–
Industrials	1,409,849	1,409,849	–	–
Information Technology	5,676,409	5,676,409	–	–
Materials	727,777	727,777	–	–
Options Purchased	2,200	2,200	–	–

Total	$13,815,252	$13,815,252	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
109

Partner All Cap Value Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Common Stock (96.3%)	Value
Consumer Discretionary (11.3%)
6,613	Comcast Corporation	$163,473
3,940	Lear Corporation	192,548
1,914	Mohawk Industries, Inc.[a]	117,041
27,890	Talbots, Inc.[a]	168,456
1,970	Tenneco, Inc.[a]	83,626
4,315	Viacom, Inc.	200,734

	Total Consumer Discretionary	925,878

Consumer Staples (8.5%)
18,710	Adecoagro SAa	252,398
4,678	Chiquita Brands International, Inc.[a]	71 ,761
2,230	Church & Dwight Company, Inc.	176,928
2,900	Coca-Cola Company	192,415

	Total Consumer Staples	693,502

Energy (16.4%)
700	Apache Corporation	91,644
5,990	Bill Barrett Corporation[a]	239,061
2,570	Chevron Corporation	276,095
5,750	Halliburton Company	286,580
2,038	Noble Energy, Inc.	196,973
3,080	Penn West Petroleum, Ltd.	85,316
2,350	Royal Dutch Shell plc ADR	171,221

	Total Energy	1,346,890

Financials (19.5%)
4,670	CIT Group, Inc.[a]	198,708
5,068	E*TRADE Financial Corporation[a]	79,213
990	Goldman Sachs Group, Inc.	156,885
3,498	J.P. Morgan Chase & Company	161,258
1,860	M&T Bank Corporation	164,554
5,342	MetLife, Inc.	238,948
6,940	PHH Corporation[a]	151,084
2,130	PNC Financial Services Group, Inc.	134,169
4,140	State Street Corporation	186,051
4,820	U.S. Bancorp	127,393

	Total Financials	1,598,263

Health Care (11.2%)
3,580	Amgen, Inc.[a]	191,351
3,950	Gilead Sciences, Inc.[a]	167,638
1,720	HCA Holdings, Inc.[a]	58,256
3,780	Humana, Inc.[a]	264,373
4,680	Teva Pharmaceutical Industries, Ltd. ADR	234,796

	Total Health Care	916,414

Industrials (11.0%)
18,251	AerCap Holdings NVa	229,415
6,140	Babcock & Wilcox Company[a]	204,953
2,190	General Cable Corporation[a]	94,827
5,210	Ingersoll-Rand plc	251,695
5,360	United Continental Holdings, Inc.[a]	123,227

	Total Industrials	904,117

Information Technology (3.5%)
7,910	National Semiconductor Corporation	113,429

Shares	Common Stock (96.3%)	Value
Information Technology (3.5%) - continued
5,180	Xilinx, Inc.	$169,904

	Total Information Technology	283,333

Materials (8.8%)
4,711	Celanese Corporation	209,027
5,410	LyondellBasell Industries NVa	213,965
3,720	Rock-Tenn Company	257,982
820	Texas Industries, Inc.	37,089

	Total Materials	718,063

Telecommunications Services (1.8%)
3,633	AT&T, Inc.	111,170
1,420	Vodafone Group plc ADR	40,825

	Total Telecommunications Services	151,995

Utilities (4.3%)
3,902	Edison International, Inc.	142,774
2,580	Entergy Corporation	173,402
1,890	NiSource, Inc.	36,250

	Total Utilities	352,426

	Total Common Stock (cost $7,025,052)	7,890,881

	Total Investments (cost $7,025,052) 96.3%	$7,890,881

	Other Assets and Liabilities, Net 3.7%	305,959

	Total Net Assets 100.0%	$8,196,840

a	Non-income producing security.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$965,596
Gross unrealized depreciation	(99,767)

Net unrealized appreciation (depreciation)	$865,829

Cost for federal income tax purposes	$7,025,052

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
110

Partner All Cap Value Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2011, in valuing Partner All Cap Value Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	925,878	925,878	–	–
Consumer Staples	693,502	693,502	–	–
Energy	1,346,890	1,346,890	–	–
Financials	1,598,263	1,598,263	–	–
Health Care	916,414	916,414	–	–
Industrials	904,117	904,117	–	–
Information Technology	283,333	283,333	–	–
Materials	718,063	718,063	–	–
Telecommunications Services	151,995	151,995	–	–
Utilities	352,426	352,426	–	–

Total	$7,890,881	$7,890,881	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
111

Partner All Cap Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Common Stock (99.5%)	Value
Consumer Discretionary (10.3%)
4,080	Amazon.com, Inc.[a]	$734,930
9,100	Carnival Corporation	349,076
8,120	Coach, Inc.	422,565
10,140	Discovery Communications, Inc.[a]	404,586
39,770	Ford Motor Company[a]	592,971
27,810	Interpublic Group of Companies, Inc.	349,572
6,780	Kohl’s Corporation	359,611
17,010	Macy’s, Inc.	412,662
5,310	Marriott International, Inc.	188,930
25,060	MGM Resorts International[a,b]	329,539
3,280	NIKE, Inc.	248,296
27,870	Saks, Inc.[a,b]	315,210
21,450	Staples, Inc.	416,559
7,670	Starbucks Corporation	283,406
8,560	Target Corporation	428,086
16,270	Walt Disney Company	701,074

	Total Consumer Discretionary	6,537,073

Consumer Staples (10.0%)
17,640	Avon Products, Inc.	476,986
31,680	ConAgra Foods, Inc.	752,400
41,950	CVS Caremark Corporation	1,439,724
14,140	Dr. Pepper Snapple Group, Inc.	525,442
23,830	Kroger Company	571,205
25,310	Procter & Gamble Company	1,559,096
19,540	Sara Lee Corporation	345,272
16,480	Walgreen Company	661,507

	Total Consumer Staples	6,331,632

Energy (13.3%)
3,690	Alpha Natural Resources, Inc.[a,b]	219,075
8,610	Chevron Corporation	924,972
2,810	Devon Energy Corporation	257,874
6,300	ENSCO International plc ADR	364,392
8,340	EXCO Resources, Inc.	172,304
4,920	Exxon Mobil Corporation	413,920
19,150	Forest Oil Corporation[a]	724,445
13,450	Halliburton Company	670,348
4,640	National Oilwell Varco, Inc.	367,813
11,970	Newfield Exploration Company[a]	909,840
3,050	Occidental Petroleum Corporation	318,694
4,340	Peabody Energy Corporation	312,306
10,620	Pride International, Inc.[a]	456,129
8,330	Rowan Companies, Inc.[a]	368,019
11,200	Schlumberger, Ltd.	1,044,512
6,600	Southwestern Energy Company[a]	283,602
3,930	Transocean, Ltd.[a]	306,344
13,370	Weatherford International, Ltd.[a]	302,162

	Total Energy	8,416,751

Financials (15.7%)
55,500	Aegon NV ADR[a]	416,250
28,686	Bank of New York Mellon Corporation	856,851
24,970	CB Richard Ellis Group, Inc.[a]	666,699
26,870	Charles Schwab Corporation	484,466
285,130	Citigroup, Inc.[a]	1,260,275
3,100	CME Group, Inc.	934,805
8,430	Interactive Brokers Group, Inc.	133,953
29,400	Invesco, Ltd.	751,464
44,080	J.P. Morgan Chase & Company	2,032,088

Shares	Common Stock (99.5%)	Value
Financials (15.7%) - continued
18,950	Lincoln National Corporation	$569,258
19,010	Morgan Stanley	519,353
3,140	Public Storage, Inc.	348,257
52,010	Regions Financial Corporation	377,593
28,160	TD Ameritrade Holding Corporation	587,699

	Total Financials	9,939,011

Health Care (11.0%)
7,710	Allergan, Inc.	547,564
12,500	Amarin Corporation plc ADR[a,b]	91,250
5,350	Baxter International, Inc.	287,669
8,240	Biogen Idec, Inc.[a]	604,734
61,920	Boston Scientific Corporation[a]	445,205
16,300	Chelsea Therapeutics International, Ltd.[a]	63,570
3,360	DENTSPLY International, Inc.	124,286
7,280	Gilead Sciences, Inc.[a]	308,963
2,780	HCA Holdings, Inc.[a]	94,159
5,470	Hospira, Inc.[a]	301,944
2,060	Johnson & Johnson	122,055
1,240	Laboratory Corporation of America Holdings[a]	114,241
22,854	Merck & Company, Inc.	754,411
6,260	Omnicare, Inc.	187,737
3,610	Onyx Pharmaceuticals, Inc.[a]	127,000
67,335	Pfizer, Inc.	1,367,574
7,240	Thermo Fisher Scientific, Inc.[a]	402,182
13,980	UnitedHealth Group, Inc.	631,896
8,063	Valeant Pharmaceuticals International, Inc.	401,618

	Total Health Care	6,978,058

Industrials (11.3%)
8,220	Caterpillar, Inc.	915,297
6,800	CNH Global NVa	330,140
6,810	CSX Corporation	535,266
9,290	Cummins, Inc.	1,018,370
6,490	Deere & Company	628,816
25,690	Delta Air Lines, Inc.[a]	251,762
3,710	Fluor Corporation	273,279
10,830	General Electric Company	217,142
5,350	Joy Global, Inc.	528,633
4,380	Rockwell Automation, Inc.	414,567
25,020	Swift Transportation Company[a,b]	367,794
16,850	Terex Corporation[a]	624,124
3,900	Union Pacific Corporation	383,487
7,480	United Technologies Corporation	633,182

	Total Industrials	7,121,859

Information Technology (18.2%)
6,950	Apple, Inc.[a]	2,421,727
10,800	Avago Technologies, Ltd.	335,880
6,850	Broadcom Corporation	269,753
10,820	CA, Inc.	261,628
27,940	Cisco Systems, Inc.	479,171
33,110	Dell, Inc.[a]	480,426
26,250	EMC Corporation[a]	696,937
14,470	Emulex Corporation[a]	154,395
3,100	Google, Inc.[a]	1,817,251
25,900	Marvell Technology Group, Ltd.[a]	402,745
32,410	Microsoft Corporation	821,918
23,640	Oracle Corporation	788,867
2,000	Pegasystems, Inc.[b]	75,880

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
112

Partner All Cap Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Common Stock (99.5%)	Value
Information Technology (18.2%) - continued
15,300	QUALCOMM, Inc.	$838,899
23,430	Solarwinds, Inc.[a]	549,668
11,350	Visa, Inc.	835,587
7,840	Western Digital Corporation[a]	292,353

	Total Information Technology	11,523,085

Materials (3.7%)
4,350	Celanese Corporation	193,009
3,090	CF Industries Holdings, Inc.	422,681
1,470	Cliffs Natural Resources, Inc.	144,472
6,710	Dow Chemical Company	253,302
5,150	Ecolab, Inc.	262,753
10,390	Freeport-McMoRan Copper & Gold, Inc.	577,165
3,800	Goldcorp, Inc.	189,240
2,560	Praxair, Inc.	260,096

	Total Materials	2,302,718

Telecommunications Services (3.0%)
10,980	American Tower Corporation[a]	568,984
13,502	AT&T, Inc.	413,161
13,550	NII Holdings, Inc.[a]	564,628
50,360	Qwest Communications International, Inc.	343,959

	Total Telecommunications Services	1,890,732

Utilities (3.0%)
23,700	AES Corporation[a]	308,100
17,180	American Electric Power Company, Inc.	603,705
4,750	American Water Works Company, Inc.	133,238
9,240	CMS Energy Corporation	181,474
10,890	PG&E Corporation	481,120
6,090	PPL Corporation	154,077

	Total Utilities	1,861,714

	Total Common Stock (cost $52,117,052)	62,902,633

Shares	Collateral Held for Securities Loaned (1.9%)	Value
1,201,750	Thrivent Financial Securities Lending Trust	1,201,750

	Total Collateral Held for Securities Loaned (cost $1,201,750)	1,201,750

	Total Investments (cost $53,318,802) 101.4%	$64,104,383

	Other Assets and Liabilities, Net (1.4%)	(884,730)

	Total Net Assets 100.0%	$63,219,653

a	Non-income producing security.
b	All or a portion of the security is on loan.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’sshares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$12,058,327
Gross unrealized depreciation	(1,272,746)

Net unrealized appreciation (depreciation)	$10,785,581

Cost for federal income tax purposes	$53,318,802

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
113

Partner All Cap Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2011, in valuing Partner All Cap Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	6,537,073	6,537,073	–	–
Consumer Staples	6,331,632	6,331,632	–	–
Energy	8,416,751	8,416,751	–	–
Financials	9,939,011	9,939,011	–	–
Health Care	6,978,058	6,978,058	–	–
Industrials	7,121,859	7,121,859	–	–
Information Technology	11,523,085	11,523,085	–	–
Materials	2,302,718	2,302,718	–	–
Telecommunications Services	1,890,732	1,890,732	–	–
Utilities	1,861,714	1,861,714	–	–
Collateral Held for Securities Loaned	1,201,750	1,201,750	–	–

Total	$64,104,383	$64,104,383	$–	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner All Cap Portfolio, is as follows:

Portfolio	Value December 31, 2010	Gross Purchases	Gross Sales	Shares Held at March 31, 2011	Value March 31, 2011	Income Earned January 1, 2011 - March 31, 2011
Thrivent Financial Securities Lending Trust	$488,000	$4,618,200	$3,904,450	1,201,750	$1,201,750	$357
Total Value and Income Earned	488,000				1,201,750	357

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
114

Large Cap Growth Portfolio II

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Common Stock (94.9%)	Value
Consumer Discretionary (13.8%)
49,200	Amazon.com, Inc.[a]	$8,862,396
231,750	Carnival Corporation	8,889,930
142,600	Darden Restaurants, Inc.	7,005,938
710,500	Ford Motor Company[a]	10,593,555
115,700	Phillips-Van Heusen Corporation	7,523,971
6,500	Priceline.com, Inc.[a]	3,291,860
186,800	TJX Companies, Inc.	9,289,564

	Total Consumer Discretionary	55,457,214

Consumer Staples (3.5%)
163,356	Anheuser-Busch InBev NV ADR	9,339,063
71,000	Philip Morris International, Inc.	4,659,730

	Total Consumer Staples	13,998,793

Energy (6.4%)
78,500	Apache Corporation	10,277,220
104,700	Baker Hughes, Inc.	7,688,121
82,337	Schlumberger, Ltd.	7,678,749

	Total Energy	25,644,090

Financials (8.2%)
36,050	BlackRock, Inc.	7,246,410
28,300	Goldman Sachs Group, Inc.	4,484,701
528,600	Itau Unibanco Holding SA ADR	12,712,830
181,400	J.P. Morgan Chase & Company	8,362,540

	Total Financials	32,806,481

Health Care (10.5%)
109,600	Aetna, Inc.	4,102,328
64,500	Allergan, Inc.	4,580,790
37,615	Celgene Corporation[a]	2,163,991
129,200	McKesson Corporation	10,213,260
485,506	Mylan, Inc.[a]	11,006,421
185,683	Thermo Fisher Scientific, Inc.[a]	10,314,691

	Total Health Care	42,381,481

Industrials (8.1%)
121,400	Boeing Company	8,975,102
67,200	Caterpillar, Inc.	7,482,720
184,500	Emerson Electric Company	10,780,335
38,291	Siemens AG ADR	5,258,886

	Total Industrials	32,497,043

Information Technology (34.2%)
122,700	Akamai Technologies, Inc.[a]	4,662,600
74,416	Apple, Inc.[a]	25,930,255
145,249	ASML Holding NVa	6,463,581
22,000	Baidu.com, Inc. ADR[a]	3,031,820
136,621	Broadcom Corporation	5,380,135
45,100	Cognizant Technology Solutions Corporation[a]	3,671,140
530,700	EMC Corporation[a]	14,090,085
27,200	F5 Networks, Inc.[a]	2,789,904
33,353	Google, Inc.[a]	19,551,862
120,000	Hewlett-Packard Company	4,916,400
122,850	NXP Semiconductors NVa	3,681,200
453,000	Oracle Corporation	15,116,610
208,200	QUALCOMM, Inc.	11,415,606
32,017	Salesforce.com, Inc.[a]	4,276,831
48,400	Visa, Inc.	3,563,208

Shares	Common Stock (94.9%)	Value
Information Technology (34.2%) - continued
107,600	VMware, Inc.[a]	$8,773,704

	Total Information Technology	137,314,941

Materials (7.0%)
48,100	CF Industries Holdings, Inc.	6,579,599
73,100	Freeport-McMoRan Copper & Gold, Inc.	4,060,705

267,500	International Paper Company	8,073,150
285,501	Vale SA SP ADR	9,521,458

	Total Materials	28,234,912

Telecommunications Services (3.2%)
313,900	NII Holdings, Inc.[a]	13,080,213

	Total Telecommunications Services	13,080,213

	Total Common Stock (cost $333,331,086)	381,415,168

Principal Amount	Short-Term Investments (4.8%)[b]	Value
	AllianceBernstein LP
3,000,000	0.180%, 4/1/2011	3,000,000
	Federal Home Loan Bank Discount Notes
5,000,000	0.030%, 4/1/2011	5,000,000
6,170,000	0.085%, 4/6/2011	6,169,927
5,000,000	0.100%, 4/20/2011	4,999,736

	Total Short-Term Investments (at amortized cost)	19,169,663

	Total Investments (cost $352,500,749) 99.7%	$400,584,831

	Other Assets and Liabilities, Net 0.3%	1,073,594

	Total Net Assets 100.0%	$401,658,425

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

    Definitions:

ADR	–	American Depositary Receipt, which are certificates for an underlying foreign security’sshares held by an issuing U.S. depository bank.

Unrealized	Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$51,370,460
Gross unrealized depreciation	(3,286,378)

Net unrealized appreciation (depreciation)	$48,084,082

Cost for federal income tax purposes	$352,500,749

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
115

Large Cap Growth Portfolio II

Schedule of Investments as of March 31, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2011, in valuing Large Cap Growth Portfolio II’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	55,457,214	55,457,214	–	–
Consumer Staples	13,998,793	13,998,793	–	–
Energy	25,644,090	25,644,090	–	–
Financials	32,806,481	32,806,481	–	–
Health Care	42,381,481	42,381,481	–	–
Industrials	32,497,043	32,497,043	–	–
Information Technology	137,314,941	137,314,941	–	–
Materials	28,234,912	28,234,912	–	–
Telecommunications Services	13,080,213	13,080,213	–	–
Short-Term Investments	19,169,663	–	19,169,663	–

Total	$400,584,831	$381,415,168	$19,169,663	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Growth Portfolio II, is as follows:

Portfolio	Value December 31, 2010	Gross Purchases	Gross Sales	Shares Held at March 31, 2011	Value March 31, 2011	Income Earned January 1, 2011 - March 31, 2011

Thrivent Financial Securities Lending Trust	$21,183,150	$44,022,575	$65,205,725	–	$–	$27,442
Total Value and Income Earned	21,183,150				–	27,442

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
116

Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Common Stock (98.0%)	Value
Consumer Discretionary (16.4%)
119,800	Amazon.com, Inc.[a]	$21,579,574
134,800	Best Buy Company, Inc.	3,871,456
283,050	Carnival Corporation	10,857,798
264,300	Comcast Corporation	6,533,496
204,300	Darden Restaurants, Inc.	10,037,259
1,166,700	Ford Motor Company[a]	17,395,497
193,400	Goodyear Tire & Rubber Company[a]	2,897,132
248,100	Home Depot, Inc.	9,194,586
119,700	Interpublic Group of Companies, Inc.	1,504,629
118,500	Kohl’s Corporation	6,285,240
248,700	MGM Resorts International[a,b]	3,270,405
75,300	NIKE, Inc.	5,700,210
123,300	Nordstrom, Inc.	5,533,704
191,750	OfficeMax, Inc.[a]	2,481,245
92,200	Phillips-Van Heusen Corporation	5,995,766
16,200	Priceline.com, Inc.[a]	8,204,328
117,300	Starbucks Corporation	4,334,235
105,700	Starwood Hotels & Resorts Worldwide, Inc.	6,143,284
35,400	Tenneco, Inc.[a]	1,502,730
140,800	Time Warner, Inc.	5,026,560
221,850	TJX Companies, Inc.	11,032,600
299,800	Walt Disney Company	12,918,382

	Total Consumer Discretionary	162,300,116

Consumer Staples (3.4%)
201,381	Anheuser-Busch InBev NV ADR	11,512,952
248,400	Coca-Cola Company	16,481,340
64,400	Colgate-Palmolive Company	5,200,944

	Total Consumer Staples	33,195,236

Energy (8.4%)
131,800	Apache Corporation	17,255,256
87,400	Arch Coal, Inc.	3,149,896
162,950	Baker Hughes, Inc.	11,965,419
37,350	Kinder Morgan, Inc.[a]	1,107,054
84,500	National Oilwell Varco, Inc.	6,698,315
93,250	Occidental Petroleum Corporation	9,743,692
212,700	Petrohawk Energy Corporation[a]	5,219,658
60,500	Pioneer Natural Resources Company	6,166,160
203,900	Schlumberger, Ltd.	19,015,714
92,000	Valero Energy Corporation	2,743,440

	Total Energy	83,064,604

Financials (8.7%)
99,100	American Express Company	4,479,320
26,500	BlackRock, Inc.	5,326,765
1,398,550	Citigroup, Inc.[a]	6,181,591
19,600	CME Group, Inc.	5,910,380
68,949	Goldman Sachs Group, Inc.	10,926,348
21,100	IntercontinentalExchange, Inc.[a]	2,606,694
154,300	Invesco, Ltd.	3,943,908
793,500	Itau Unibanco Holding SA ADR	19,083,675
262,000	J.P. Morgan Chase & Company	12,078,200
28,421	Moody’s Corporation	963,756
52,700	PNC Financial Services Group, Inc.	3,319,573
85,300	Prudential Financial, Inc.	5,252,774

Shares	Common Stock (98.0%)	Value
Financials (8.7%) - continued
124,500	State Street Corporation	$5,595,030

	Total Financials	85,668,014

Health Care (9.7%)
199,900	Aetna, Inc.	7,482,257
132,750	Allergan, Inc.	9,427,905
95,800	Amgen, Inc.[a]	5,120,510
93,100	Cardinal Health, Inc.	3,829,203
108,300	Celgene Corporation[a]	6,230,499
180,250	Express Scripts, Inc.[a]	10,023,702
220,150	Gilead Sciences, Inc.[a]	9,343,166
123,400	McKesson Corporation	9,754,770
124,700	Medtronic, Inc.	4,906,945
327,000	Mylan, Inc.[a]	7,413,090
275,558	Thermo Fisher Scientific, Inc.[a]	15,307,247
68,800	UnitedHealth Group, Inc.	3,109,760
73,400	Watson Pharmaceuticals, Inc.[a]	4,111,134

	Total Health Care	96,060,188

Industrials (10.3%)
72,900	Aecom Technology Corporation[a]	2,021,517
170,600	Boeing Company	12,612,458
114,300	Caterpillar, Inc.	12,727,305
64,200	CSX Corporation	5,046,120
56,800	Cummins, Inc.	6,226,416
94,500	Danaher Corporation	4,904,550
87,300	Deere & Company	8,458,497
93,900	Eaton Corporation	5,205,816
241,500	Emerson Electric Company	14,110,845
55,400	KBR, Inc.	2,092,458
57,300	Precision Castparts Corporation	8,433,414
66,400	Rockwell Automation, Inc.	6,284,760
51,705	Siemens AG ADR	7,101,165
88,900	United Parcel Service, Inc.	6,607,048

	Total Industrials	101,832,369

Information Technology (33.3%)
61,000	Accenture plc	3,353,170
558,400	Advanced Micro Devices, Inc.[a,b]	4,802,240
206,800	Akamai Technologies, Inc.[a]	7,858,400
176,750	Apple, Inc.[a]	61,588,538
249,663	ASML Holding NVa	11,110,003
64,500	Baidu.com, Inc. ADR[a]	8,888,745
309,800	Broadcom Corporation	12,199,924
404,900	Cisco Systems, Inc.	6,944,035
141,777	Cognizant Technology Solutions Corporation[a]	11,540,648
200,200	eBay, Inc.[a]	6,214,208
889,800	EMC Corporation[a]	23,624,190
41,000	F5 Networks, Inc.[a]	4,205,370
64,252	Google, Inc.[a]	37,665,165
213,300	Hewlett-Packard Company	8,738,901
101,000	NetApp, Inc.[a]	4,866,180
296,800	NXP Semiconductors NVa	8,893,612
987,650	Oracle Corporation	32,957,880
431,900	QUALCOMM, Inc.	23,681,077
41,800	Research in Motion, Ltd.[a]	2,364,626
78,865	Salesforce.com, Inc.[a]	10,534,787
311,600	Symantec Corporation[a]	5,777,064
121,000	Visa, Inc.	8,908,020
195,900	VMware, Inc.[a]	15,973,686

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
117

Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Common Stock (98.0%)	Value
Information Technology (33.3%) - continued
283,500	Western Union Company	$5,888,295

	Total Information Technology	328,578,764

Materials (5.1%)
60,950	CF Industries Holdings, Inc.	8,337,350
107,800	E.I. du Pont de Nemours and Company	5,925,766
158,700	Freeport-McMoRan Copper & Gold, Inc.	8,815,785
332,900	International Paper Company	10,046,922
56,224	United States Steel Corporation	3,032,723
435,600	Vale SA SP ADR	14,527,260

	Total Materials	50,685,806

Telecommunications Services (2.7%)
109,900	American Tower Corporation[a]	5,695,018
404,100	NII Holdings, Inc.[a]	16,838,847
943,800	Sprint Nextel Corporation[a]	4,379,232

	Total Telecommunications Services	26,913,097

	Total Common Stock (cost $829,422,943)	968,298,194

Shares	Collateral Held for Securities Loaned (0.6%)	Value
6,163,650	Thrivent Financial Securities Lending Trust	6,163,650

	Total Collateral Held for Securities Loaned (cost $6,163,650)	6,163,650

Principal Amount	Short-Term Investments (1.9%)[c]	Value
	Ciesco, LLC
14,600,000	0.110%, 4/1/2011	14,600,000
	Federal National Mortgage Association Discount Notes
4,000,000	0.050%, 4/25/2011	3,999,867

	Total Short-Term Investments (at amortized cost)	18,599,867

	Total Investments (cost $854,186,460) 100.5%	$993,061,711

	Other Assets and Liabilities, Net (0.5%)	(4,728,394)

	Total Net Assets 100.0%	$988,333,317

a	Non income producing security
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$151,670,320
Gross unrealized depreciation	(12,795,069)

Net unrealized appreciation (depreciation)	$138,875,251

Cost for federal income tax purposes	$854,186,460

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
118

Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2011, in valuing Large Cap Growth Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	162,300,116	162,300,116	–	–
Consumer Staples	33,195,236	33,195,236	–	–
Energy	83,064,604	83,064,604	–	–
Financials	85,668,014	85,668,014	–	–
Health Care	96,060,188	96,060,188	–	–
Industrials	101,832,369	101,832,369	–	–
Information Technology	328,578,764	328,578,764	–	–
Materials	50,685,806	50,685,806	–	–
Telecommunications Services	26,913,097	26,913,097	–	–
Collateral Held for Securities Loaned	6,163,650	6,163,650	–	–
Short-Term Investments	18,599,867	–	18,599,867	–

Total	$993,061,711	$974,461,844	$18,599,867	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Growth Portfolio, is as follows:

Portfolio	Value December 31, 2010	Gross Purchases	Gross Sales	Shares Held at March 31, 2011	Value March 31, 2011	Income Earned January 1, 2011 - March 31, 2011
Thrivent Financial Securities Lending Trust	$26,672,700	$76,774,426	$97,283,476	6,163,650	$6,163,650	$29,287
Total Value and Income Earned	26,672,700				6,163,650	29,287

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
119

Partner Growth Stock Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Common Stock (98.8%)	Value
Consumer Discretionary (16.6%)
12,100	Amazon.com, Inc.[a]	$2,179,573
700	AutoZone, Inc.[a]	191,492
12,700	CarMax, Inc.[a]	407,670
8,400	Carnival plc	330,410
1,200	Chipotle Mexican Grill, Inc.[a]	326,844
14,000	Coach, Inc.	728,560
8,000	Ctrip.com International, Ltd. ADR[a]	331,920
4,700	Discovery Communications, Inc.[a]	187,530
1,600	Fossil, Inc.[a]	149,840
6,900	General Motors Corporation[a]	214,107
6,000	Johnson Controls, Inc.	249,420
6,800	Las Vegas Sands Corporation[a]	287,096
21,700	Liberty Media Corporation - Interactive[a]	348,068
16,133	Marriott International, Inc.	574,012
5,600	MGM Resorts International[a]	73,640
300	Netflix, Inc.[a]	71,199
7,200	NIKE, Inc.	545,040
3,900	O’Reilly Automotive, Inc.[a]	224,094
1,300	Priceline.com, Inc.[a]	658,372
3,400	Ross Stores, Inc.	241,808
6,400	Royal Caribbean Cruises, Ltd.[a]	264,064
16,600	Starbucks Corporation	613,370
8,000	Starwood Hotels & Resorts Worldwide, Inc.	464,960
13,500	Walt Disney Company	581,715

	Total Consumer Discretionary	10,244,804

Consumer Staples (1.9%)
6,300	Costco Wholesale Corporation	461,916
4,100	Green Mountain Coffee Roasters, Inc.[a,b]	264,901
2,000	PepsiCo, Inc.	128,820
2,537	Procter & Gamble Company	156,279
2,200	Whole Foods Market, Inc.	144,980

	Total Consumer Staples	1,156,896

Energy (8.9%)
3,100	Alpha Natural Resources, Inc.[a]	184,047
9,400	Cameron International Corporation[a]	536,740
1,900	Cimarex Energy Company	218,956
4,800	Continental Resources, Inc.[a,b]	343,056
5,600	EOG Resources, Inc.	663,656
5,500	FMC Technologies, Inc.[a]	519,640
6,600	Occidental Petroleum Corporation	689,634
6,700	Peabody Energy Corporation	482,132
11,800	Schlumberger, Ltd.	1,100,468
15,900	Suncor Energy, Inc.	712,956

	Total Energy	5,451,285

Financials (7.1%)
17,500	American Express Company	791,000
7,900	CB Richard Ellis Group, Inc.[a]	210,930
7,300	Discover Financial Services	176,076
7,400	Franklin Resources, Inc.	925,592
4,100	IntercontinentalExchange, Inc.[a]	506,514
20,400	Invesco, Ltd.	521,424
13,200	J.P. Morgan Chase & Company	608,520
5,800	Northern Trust Corporation	294,350

Shares	Common Stock (98.8%)	Value
Financials (7.1%) - continued
11,600	U.S. Bancorp	$306,588

	Total Financials	4,340,994

Health Care (6.4%)
800	Alexion Pharmaceuticals, Inc.[a]	78,944
4,800	Allergan, Inc.	340,896
2,900	AmerisourceBergen Corporation	114,724
4,000	Celgene Corporation[a]	230,120
2,000	Covidien plc	103,880
3,500	Edwards Lifesciences Corporation[a]	304,500
19,200	Express Scripts, Inc.[a]	1,067,712
9,200	Human Genome Sciences, Inc.[a,b]	252,540
4,500	Illumina, Inc.[a]	315,315
9,100	McKesson Corporation	719,355
6,800	Stryker Corporation	413,440

	Total Health Care	3,941,426

Industrials (17.4%)
5,200	3M Company	486,200
5,700	Babcock & Wilcox Company[a]	190,266
6,800	Boeing Company	502,724
2,400	Caterpillar, Inc.	267,240
4,000	Cooper Industries plc	259,600
2,600	Cummins, Inc.	285,012
35,600	Danaher Corporation	1,847,640
3,600	Deere & Company	348,804
6,500	Emerson Electric Company	379,795
7,500	Expeditors International of Washington, Inc.	376,050
10,200	Fastenal Company[b]	661,266
11,300	FedEx Corporation	1,057,115
2,400	Fluor Corporation	176,784
3,400	Joy Global, Inc.	335,954
10,600	McDermott International, Inc.[a]	269,134
7,400	PACCAR, Inc.	387,390
5,100	Precision Castparts Corporation	750,618
1,800	Rockwell Automation, Inc.	170,370
3,200	Roper Industries, Inc.	276,672
6,400	Textron, Inc.	175,296
6,500	Union Pacific Corporation	639,145
7,400	United Parcel Service, Inc.	549,968
2,500	W.W. Grainger, Inc.	344,200

	Total Industrials	10,737,243

Information Technology (31.2%)
12,200	Accenture plc	670,634
12,900	Apple, Inc.[a]	4,495,005
1,900	Autodesk, Inc.[a]	83,809
10,800	Baidu.com, Inc. ADR[a]	1,488,348
12,900	Broadcom Corporation	508,002
42,100	Corning, Inc.	868,523
9,000	Dolby Laboratories, Inc.[a]	442,890
19,200	eBay, Inc.[a]	595,968
8,700	EMC Corporation[a]	230,985
8,720	Facebook, Inc.[c]	218,000
4,250	Google, Inc.[a]	2,491,392
21,500	Juniper Networks, Inc.[a]	904,720
1,990	Mail.ru Group, Ltd. GDR[a,c]	59,680
3,850	MasterCard, Inc.	969,122
6,400	NetApp, Inc.[a]	308,352
1,100	Nuance Communications, Inc.[a]	21,516
4,800	NXP Semiconductors NVa	143,832
30,600	QUALCOMM, Inc.	1,677,798

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
120

Partner Growth Stock Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Common Stock (98.8%)	Value
Information Technology (31.2%) - continued
3,900	Red Hat, Inc.[a]	$177,021
5,900	Rovi Corporation[a]	316,535
1,900	Salesforce.com, Inc.[a]	253,802
307	Samsung Electronics Company, Ltd.	260,325
4,000	SanDisk Corporation[a]	184,360
24,400	Tencent Holdings, Ltd.	594,210
4,200	Trimble Navigation, Ltd.[a]	212,268
8,700	Visa, Inc.	640,494
19,500	Western Union Company	405,015

	Total Information Technology	19,222,606

Materials (5.6%)
2,800	Agnico-Eagle Mines, Ltd.	185,780
3,000	Air Products and Chemicals, Inc.	270,540
13,784	BHP Billiton, Ltd.	661,591
6,400	Freeport-McMoRan Copper & Gold, Inc.	355,520
6,600	Potash Corporation of Saskatchewan, Inc.	388,938
13,500	Praxair, Inc.	1,371,600
1,400	Walter Energy, Inc.	189,602

	Total Materials	3,423,571

Telecommunications Services (3.7%)
20,500	American Tower Corporation[a]	1,062,310
29,300	Crown Castle International Corporation[a]	1,246,715

	Total Telecommunications Services	2,309,025

	Total Common Stock (cost $38,614,005)	60,827,850

Shares	Collateral Held for Securities Loaned (2.5%)	Value
1,500,700	Thrivent Financial Securities Lending Trust	1,500,700

	Total Collateral Held for Securities Loaned (cost $1,500,700)	1,500,700

	Total Investments (cost $40,114,705) 101.3%	$62,328,550

	Other Assets and Liabilities, Net (1.3%)	(781,160)

	Total Net Assets 100.0%	$61,547,390

a	Non-income producing security.
b	All or a portion of the security is on loan.
c

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Partner Growth Stock Portfolio owned as of March 31, 2011.

Security	Acquisition Date	Amortized Cost
Facebook, Inc.	3/31/2011	$218,000
Mail.ru Group, Ltd. GDR	11/5/2010	$73,551

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$22,330,609
Gross unrealized depreciation	(116,764)

Net unrealized appreciation (depreciation)	$22,213,845

Cost for federal income tax purposes	$40,114,705

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
121

Partner Growth Stock Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2011, in valuing Partner Growth Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	10,244,804	9,914,394	330,410	–
Consumer Staples	1,156,896	1,156,896	–	–
Energy	5,451,285	5,451,285	–	–
Financials	4,340,994	4,340,994	–	–
Health Care	3,941,426	3,941,426	–	–
Industrials	10,737,243	10,737,243	–	–
Information Technology	19,222,606	18,150,071	854,535	218,000
Materials	3,423,571	2,761,980	661,591	–
Telecommunications Services	2,309,025	2,309,025	–	–
Collateral Held for Securities Loaned	1,500,700	1,500,700	–	–

Total	$62,328,550	$60,264,014	$1,846,536	$218,000

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Partner Growth Stock Portfolio.

Investments in Securities	Value December 31, 2010	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Value March 31, 2011
Common Stock Information Technology	14,400	–	(17,191)	280,471	–	–	(59,680)	218,000

Total	$14,400	$–	($17,191)	$280,471	$–	$–	($59,680)	$218,000

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Growth Stock Portfolio, is as follows:

Portfolio	Value December 31, 2010	Gross Purchases	Gross Sales	Shares Held at March 31, 2011	Value March 31, 2011	Income Earned January 1, 2011 - March 31, 2011
Thrivent Financial Securities Lending Trust	$669,650	$2,074,425	$1,243,375	1,500,700	$1,500,700	$156
Total Value and Income Earned	669,650				1,500,700	156

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
122

Large Cap Value Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Common Stock (99.3%)	Value
Consumer Discretionary (8.1%)
107,987	Carnival Corporation	$4,142,381
344,770	Lowe’s Companies, Inc.	9,112,271
366,634	Macy’s, Inc.	8,894,541
95,490	Omnicom Group, Inc.	4,684,740
405,610	Staples, Inc.	7,876,946
201,850	Time Warner Cable, Inc.	14,399,979
469,125	Walt Disney Company	20,214,596

	Total Consumer Discretionary	69,325,454

Consumer Staples (7.8%)
107,480	Diageo plc ADR	8,192,126
533,572	Kraft Foods, Inc.	16,732,818
253,729	Philip Morris International, Inc.	16,652,234
113,980	Unilever NV ADR[a]	3,574,413
531,522	Walgreen Company	21,335,293

	Total Consumer Staples	66,486,884

Energy (14.3%)
157,248	Apache Corporation	20,586,908
275,000	Baker Hughes, Inc.	20,193,250
125,980	BP plc ADR	5,560,757
258,095	Chevron Corporation	27,727,146
310,532	ConocoPhillips	24,799,085
195,090	ENSCO International plc ADR[a]	11,284,006
54,070	Exxon Mobil Corporation	4,548,909
64,210	Occidental Petroleum Corporation	6,709,303

	Total Energy	121,409,364

Financials (21.8%)
67,670	ACE, Ltd.	4,378,249
112,142	Allstate Corporation	3,563,873
140,045	Ameriprise Financial, Inc.	8,553,949
83,510	Aon Corporation	4,422,690
1,034,397	Bank of America Corporation	13,788,512
173,880	Capital One Financial Corporation	9,034,805
1,664,090	Citigroup, Inc.[b]	7,355,278
435,170	Comerica, Inc.	15,979,442
27,527	Everest Re Group, Ltd.	2,427,331
400,201	Fifth Third Bancorp	5,554,790
71,790	Goldman Sachs Group, Inc.	11,376,561
464,376	J.P. Morgan Chase & Company	21,407,734
182,350	MetLife, Inc.	8,156,515
294,341	Morgan Stanley	8,041,396
106,670	Northern Trust Corporation	5,413,502
399,000	Principal Financial Group, Inc.	12,811,890
83,829	SVB Financial Group[b]	4,772,385
108,313	Travelers Companies, Inc.	6,442,457
657,080	Unum Group	17,248,350
463,710	Wells Fargo & Company	14,699,607

	Total Financials	185,429,316

Health Care (12.2%)
137,120	Abbott Laboratories	6,725,736
127,310	C.R. Bard, Inc.	12,643,156
272,590	Covidien plc	14,158,325
257,200	HCA Holdings, Inc.[b]	8,711,364
123,845	Johnson & Johnson	7,337,816
884,865	Pfizer, Inc.	17,971,608
620,657	UnitedHealth Group, Inc.	28,053,696

Shares	Common Stock (99.3%)	Value
Health Care (12.2%) - continued
142,220	Zimmer Holdings, Inc.[b]	$8,608,577

	Total Health Care	104,210,278

Industrials (12.7%)
105,740	Boeing Company	7,817,358
84,420	Caterpillar, Inc.	9,400,167
231,000	Emerson Electric Company	13,497,330
102,860	General Dynamics Corporation	7,874,962
897,300	General Electric Company	17,990,865
175,510	Honeywell International, Inc.	10,479,702
90,380	Parker Hannifin Corporation	8,557,178
126,640	Rockwell Collins, Inc.	8,210,071
182,960	Textron, Inc.	5,011,274
112,784	United Technologies Corporation	9,547,166
153,610	WESCO International, Inc.[b]	9,600,625

	Total Industrials	107,986,698

Information Technology (10.4%)
150,417	Avnet, Inc.[b]	5,127,716
602,670	Corning, Inc.	12,433,082
267,630	EMC Corporation[b]	7,105,576
106,269	International Business Machines Corporation	17,329,286
433,410	Microsoft Corporation	10,991,278
131,890	Oracle Corporation	4,401,169
159,751	TE Connectivity, Ltd.	5,562,530
1,520,840	Xerox Corporation	16,196,946
273,690	Xilinx, Inc.	8,977,032

	Total Information Technology	88,124,615

Materials (5.8%)
142,700	Allegheny Technologies, Inc.[a]	9,663,644
231,670	Dow Chemical Company	8,745,542
437,671	E.I. du Pont de Nemours and Company	24,058,775
103,484	Sigma-Aldrich Corporation	6,585,722

	Total Materials	49,053,683

Telecommunications Services (3.7%)
386,861	AT&T, Inc.	11,837,947
515,434	Verizon Communications, Inc.	19,864,826

	Total Telecommunications Services	31,702,773

Utilities (2.5%)
360,400	American Electric Power Company, Inc.	12,664,456
46,977	Entergy Corporation	3,157,324
228,904	Xcel Energy, Inc.	5,468,517

	Total Utilities	21,290,297

	Total Common Stock (cost $687,960,700)	845,019,362

Shares	Collateral Held for Securities Loaned (2.3%)	Value
19,482,800	Thrivent Financial Securities Lending Trust	19,482,800

	Total Collateral Held for Securities Loaned (cost $19,482,800)	19,482,800

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
123

Large Cap Value Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Principal Amount	Short-Term Investments (0.7%)[c]	Value
	BNP Paribas Canada
5,660,000	0.120%, 4/1/2011	$5,660,000

	Total Short-Term Investments (at amortized cost)	5,660,000

	Total Investments (cost $713,103,500) 102.3%	$870,162,162

	Other Assets and Liabilities, Net (2.3%)	(19,571,223)

	Total Net Assets 100.0%	$850,590,939

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

    Definitions:

ADR	-	American Depositary Receipt, which are
certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$163,823,380
Gross unrealized depreciation	(6,764,718)

Net unrealized appreciation (depreciation)	$157,058,662

Cost for federal income tax purposes	$713,103,500

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2011, in valuing Large Cap Value Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	69,325,454	69,325,454	–	–
Consumer Staples	66,486,884	66,486,884	–	–
Energy	121,409,364	121,409,364	–	–
Financials	185,429,316	185,429,316	–	–
Health Care	104,210,278	104,210,278	–	–
Industrials	107,986,698	107,986,698	–	–
Information Technology	88,124,615	88,124,615	–	–
Materials	49,053,683	49,053,683	–	–
Telecommunications Services	31,702,773	31,702,773	–	–
Utilities	21,290,297	21,290,297	–	–
Collateral Held for Securities Loaned	19,482,800	19,482,800	–	–
Short-Term Investments	5,660,000	–	5,660,000	–

Total	$870,162,162	$864,502,162	$5,660,000	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Value Portfolio, is as follows:

Portfolio	Value December 31, 2010	Gross Purchases	Gross Sales	Shares Held at March 31, 2011	Value March 31, 2011	Income Earned January 1, 2011 - March 31, 2011
Thrivent Financial Securities Lending Trust	$24,701,033	$69,563,273	$74,781,506	19,482,800	$19,482,800	$6,565
Total Value and Income Earned	24,701,033				19,482,800	6,565

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
124

Large Cap Stock Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Common Stock (92.7%)	Value
Consumer Discretionary (10.6%)
36,100	Amazon.com, Inc.[a]	$6,502,693
169,950	Carnival Corporation	6,519,282
104,700	Darden Restaurants, Inc.	5,143,911
521,500	Ford Motor Company[a]	7,775,565
123,910	Lowe’s Companies, Inc.	3,274,941
136,840	Macy’s, Inc.	3,319,738
63,000	McDonald’s Corporation	4,793,670
34,570	Omnicom Group, Inc.	1,696,004
84,900	Phillips-Van Heusen Corporation	5,521,047
4,800	Priceline.com, Inc.[a]	2,430,912
146,280	Staples, Inc.	2,840,758
72,260	Time Warner Cable, Inc.	5,155,029
136,900	TJX Companies, Inc.	6,808,037
168,970	Walt Disney Company	7,280,917

	Total Consumer Discretionary	69,062,504

Consumer Staples (7.9%)
11,300	Altria Group, Inc.	294,139
119,938	Anheuser-Busch InBev NV ADR	6,856,856
38,440	Diageo plc ADR	2,929,897
188,594	Kraft Foods, Inc.	5,914,308
143,361	Philip Morris International, Inc.	9,408,782
296,900	Procter & Gamble Company	18,289,040
187,923	Walgreen Company	7,543,229

	Total Consumer Staples	51,236,251

Energy (9.3%)
113,540	Apache Corporation	14,864,657
174,630	Baker Hughes, Inc.	12,823,081
76,435	BP plc ADR	3,373,841
102,620	Chevron Corporation	11,024,466
111,480	ConocoPhillips	8,902,793
69,410	ENSCO International plc ADR	4,014,674
60,400	Schlumberger, Ltd.	5,632,904

	Total Energy	60,636,416

Financials (14.2%)
50,190	Ameriprise Financial, Inc.	3,065,605
111,160	Aon Corporation	5,887,034
369,810	Bank of America Corporation	4,929,567
26,450	BlackRock, Inc.	5,316,714
62,450	Capital One Financial Corporation	3,244,902
587,990	Citigroup, Inc.[a]	2,598,916
156,130	Comerica, Inc.	5,733,094
243,310	Fifth Third Bancorp	3,377,143
46,790	Goldman Sachs Group, Inc.	7,414,811
387,700	Itau Unibanco Holding SA ADR	9,324,185
299,107	J.P. Morgan Chase & Company	13,788,833
65,140	MetLife, Inc.	2,913,712
106,660	Morgan Stanley	2,913,951
78,030	Northern Trust Corporation	3,960,023
141,184	Principal Financial Group, Inc.	4,533,418
29,780	SVB Financial Group[a]	1,695,375
236,160	Unum Group	6,199,200
163,850	Wells Fargo & Company	5,194,045

	Total Financials	92,090,528

Health Care (10.5%)
49,000	Abbott Laboratories	2,403,450
80,500	Aetna, Inc.	3,013,115
47,400	Allergan, Inc.	3,366,348
45,560	C.R. Bard, Inc.	4,524,564

Shares	Common Stock (92.7%)	Value
Health Care (10.5%) - continued
27,650	Celgene Corporation[a]	$1,590,704
97,390	Covidien plc	5,058,437
90,910	HCA Holdings, Inc.[a]	3,079,122
43,780	Johnson & Johnson	2,593,965
94,900	McKesson Corporation	7,501,845
356,473	Mylan, Inc.[a]	8,081,243
312,705	Pfizer, Inc.	6,351,038
136,300	Thermo Fisher Scientific, Inc.[a]	7,571,465
224,350	UnitedHealth Group, Inc.	10,140,620
50,810	Zimmer Holdings, Inc.[a]	3,075,529

	Total Health Care	68,351,445

Industrials (9.2%)
127,520	Boeing Company	9,427,554
79,790	Caterpillar, Inc.	8,884,616
219,320	Emerson Electric Company	12,814,868
320,820	General Electric Company	6,432,441
63,130	Honeywell International, Inc.	3,769,492
31,960	Parker Hannifin Corporation	3,025,973
45,550	Rockwell Collins, Inc.	2,953,007
28,155	Siemens AG ADR	3,866,808
66,150	Textron, Inc.	1,811,848
40,760	United Technologies Corporation	3,450,334
55,010	WESCO International, Inc.[a]	3,438,125

	Total Industrials	59,875,066

Information Technology (20.5%)
90,100	Akamai Technologies, Inc.[a]	3,423,800
54,624	Apple, Inc.[a]	19,033,733
106,567	ASML Holding NVa	4,742,232
16,100	Baidu.com, Inc. ADR[a]	2,218,741
100,300	Broadcom Corporation	3,949,814
33,000	Cognizant Technology Solutions Corporation[a]	2,686,200
212,980	Corning, Inc.	4,393,777
485,230	EMC Corporation[a]	12,882,857
19,900	F5 Networks, Inc.[a]	2,041,143
24,471	Google, Inc.[a]	14,345,145
88,150	Hewlett-Packard Company	3,611,505
38,328	International Business Machines Corporation	6,250,147
153,970	Microsoft Corporation	3,904,679
90,250	NXP Semiconductors NVa	2,704,341
379,940	Oracle Corporation	12,678,598
152,800	QUALCOMM, Inc.	8,378,024
23,506	Salesforce.com, Inc.[a]	3,139,931
123,110	TE Connectivity, Ltd.	4,286,690
35,500	Visa, Inc.	2,613,510
79,000	VMware, Inc.[a]	6,441,660
551,650	Xerox Corporation	5,875,073
98,010	Xilinx, Inc.	3,214,728

	Total Information Technology	132,816,328

Materials (5.9%)
50,760	Allegheny Technologies, Inc.	3,437,467
35,300	CF Industries Holdings, Inc.	4,828,687
83,130	Dow Chemical Company	3,138,158
157,027	E.I. du Pont de Nemours and Company	8,631,774
53,700	Freeport-McMoRan Copper & Gold, Inc.	2,983,035
196,300	International Paper Company	5,924,334
36,566	Sigma-Aldrich Corporation	2,327,060

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
125

Large Cap Stock Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Common Stock (92.7%)	Value
Materials (5.9%) - continued
209,400	Vale SA SP ADR	$6,983,490

	Total Materials	38,254,005

Telecommunications Services (3.2%)
138,520	AT&T, Inc.	4,238,712
230,400	NII Holdings, Inc.[a]	9,600,768
182,174	Verizon Communications, Inc.	7,020,986

	Total Telecommunications Services	20,860,466

Utilities (1.4%)
216,470	American Electric Power Company, Inc.	7,606,756
54,970	Xcel Energy, Inc.	1,313,233

	Total Utilities	8,919,989

	Total Common Stock (cost $518,704,211)	602,102,998

Principal Amount	Short-Term Investments (7.1%)[b]	Value
	BNP Paribas Canada
6,935,000	0.120%, 4/1/2011	6,935,000
	Chariot Funding, LLC
9,850,000	0.120%, 4/1/2011	9,850,000
	Federal Home Loan Bank Discount Notes
15,000,000	0.075%, 4/8/2011	14,999,781
5,000,000	0.100%, 4/20/2011	4,999,736
3,000,000	0.090%, 5/18/2011	2,999,648
	Federal Home Loan Mortgage Corporation Discount Notes
2,500,000	0.160%, 8/29/2011[c]	2,498,363
	Federal National Mortgage Association Discount Notes
4,000,000	0.050%, 4/25/2011	3,999,867

	Total Short-Term Investments (at amortized cost)	46,282,395

	Total Investments (cost $564,986,606) 99.8%	$648,385,393

	Other Assets and Liabilities, Net 0.2%	1,134,780

	Total Net Assets 100.0%	$649,520,173

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
c	At March 31, 2011, $2,498,363 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$89,064,158
Gross unrealized depreciation	(5,665,371)

Net unrealized appreciation (depreciation)	$83,398,787

Cost for federal income tax purposes	$564,986,606

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
126

Large Cap Stock Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2011, in valuing Large Cap Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	69,062,504	69,062,504	–	–
Consumer Staples	51,236,251	51,236,251	–	–
Energy	60,636,416	60,636,416	–	–
Financials	92,090,528	92,090,528	–	–
Health Care	68,351,445	68,351,445	–	–
Industrials	59,875,066	59,875,066	–	–
Information Technology	132,816,328	132,816,328	–	–
Materials	38,254,005	38,254,005	–	–
Telecommunications Services	20,860,466	20,860,466	–	–
Utilities	8,919,989	8,919,989	–	–
Short-Term Investments	46,282,395	–	46,282,395	–

Total	$648,385,393	$602,102,998	$46,282,395	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	391,626	391,626	–	–

Total Asset Derivatives	$391,626	$391,626	$–	$–

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 500 Index Futures	80	June 2011	$26,028,374	$26,420,000	$391,626
Total Futures Contracts					$391,626

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Stock Portfolio, is as follows:

Portfolio	Value December 31, 2010	Gross Purchases	Gross Sales	Shares Held at March 31, 2011	Value March 31, 2011	Income Earned January 1, 2011 - March 31, 2011
Thrivent Financial Securities Lending Trust	$18,613,928	$32,934,478	$51,548,406	–	$–	$19,833
Total Value and Income Earned	18,613,928				–	19,833

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
127

Large Cap Index Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Common Stock (97.2%)	Value
Consumer Discretionary (10.2%)
2,300	Abercrombie & Fitch Company	$135,010
9,600	Amazon.com, Inc.[a]	1,729,248
3,400	Apollo Group, Inc.[a]	141,814
1,700	AutoNation, Inc.[a,b]	60,129
800	AutoZone, Inc.[a]	218,848
7,000	Bed Bath & Beyond, Inc.[a]	337,890
8,925	Best Buy Company, Inc.	256,326
2,000	Big Lots, Inc.[a]	86,860
6,500	Cablevision Systems Corporation	224,965
6,100	CarMax, Inc.[a]	195,810
11,600	Carnival Corporation	444,976
18,372	CBS Corporation	460,035
8,000	Coach, Inc.	416,320
75,515	Comcast Corporation	1,866,731
7,800	D.R. Horton, Inc.	90,870
3,750	Darden Restaurants, Inc.	184,238
1,600	DeVry, Inc.	88,112
22,500	DIRECTV[a]	1,053,000
7,700	Discovery Communications, Inc.[a]	307,230
5,400	Expedia, Inc.	122,364
3,400	Family Dollar Stores, Inc.	174,488
101,511	Ford Motor Company[a]	1,513,529
4,100	Fortune Brands, Inc.	253,749
6,500	Gannett Company, Inc.	98,995
11,962	Gap, Inc.	271,059
4,200	Genuine Parts Company	225,288
6,500	Goodyear Tire & Rubber Company[a]	97,370
8,500	H&R Block, Inc.[b]	142,290
6,300	Harley-Davidson, Inc.	267,687
1,800	Harman International Industries, Inc.	84,276
3,650	Hasbro, Inc.	170,966
44,300	Home Depot, Inc.	1,641,758
8,200	International Game Technology	133,086
13,367	Interpublic Group of Companies, Inc.	168,023
6,400	J.C. Penney Company, Inc.	229,824
18,200	Johnson Controls, Inc.	756,574
7,900	Kohl’s Corporation	419,016
4,100	Leggett & Platt, Inc.	100,450
4,300	Lennar Corporation	77,916
7,104	Limited Brands, Inc.	233,580
37,500	Lowe’s Companies, Inc.	991,125
11,568	Macy’s, Inc.	280,640
7,806	Marriott International, Inc.	277,737
9,850	Mattel, Inc.	245,560
28,700	McDonald’s Corporation	2,183,783
8,300	McGraw-Hill Companies, Inc.	327,020
1,100	Netflix, Inc.[a]	261,063
7,973	Newell Rubbermaid, Inc.	152,523
62,200	News Corporation	1,092,232
10,300	NIKE, Inc.	779,710
4,500	Nordstrom, Inc.	201,960
7,700	Omnicom Group, Inc.	377,762
3,700	O’Reilly Automotive, Inc.[a]	212,602
1,700	Polo Ralph Lauren Corporation	210,205
1,300	Priceline.com, Inc.[a]	658,372
9,392	Pulte Group, Inc.[a]	69,501
3,000	RadioShack Corporation	45,030
3,200	Ross Stores, Inc.	227,584
2,400	Scripps Networks Interactive	120,216
1,232	Sears Holdings Corporation[a,b]	101,825
2,400	Sherwin-Williams Company	201,576

Shares	Common Stock (97.2%)	Value
Consumer Discretionary (10.2%) - continued
1,500	Snap-On, Inc.	$90,090
4,500	Stanley Black & Decker, Inc.	344,700
19,775	Staples, Inc.	384,031
20,000	Starbucks Corporation	739,000
5,100	Starwood Hotels & Resorts Worldwide, Inc.	296,412
19,100	Target Corporation	955,191
3,400	Tiffany & Company	208,896
9,558	Time Warner Cable, Inc.	681,868
30,050	Time Warner, Inc.	1,072,785
10,700	TJX Companies, Inc.	532,111
3,400	Urban Outfitters, Inc.[a]	101,422
2,300	VF Corporation	226,619
16,372	Viacom, Inc.	761,625
51,247	Walt Disney Company	2,208,233
70	Washington Post Company	30,629
2,057	Whirlpool Corporation	175,586
4,672	Wyndham Worldwide Corporation	148,616
2,000	Wynn Resorts, Ltd.	254,500
12,780	Yum! Brands, Inc.	656,636

	Total Consumer Discretionary	34,367,676

Consumer Staples (9.9%)
56,600	Altria Group, Inc.	1,473,298
17,268	Archer-Daniels-Midland Company	621,821
11,600	Avon Products, Inc.	313,664
2,725	Brown-Forman Corporation	186,117
5,200	Campbell Soup Company	172,172
3,700	Clorox Company	259,259
62,900	Coca-Cola Company	4,173,415
9,100	Coca-Cola Enterprises, Inc.	248,430
13,100	Colgate-Palmolive Company	1,057,956
12,100	ConAgra Foods, Inc.	287,375
5,000	Constellation Brands, Inc.[a]	101,400
11,700	Costco Wholesale Corporation	857,844
36,744	CVS Caremark Corporation	1,261,054
5,100	Dean Foods Company[a]	51,000
6,100	Dr. Pepper Snapple Group, Inc.	226,676
3,000	Estee Lauder Companies, Inc.	289,080
17,300	General Mills, Inc.	632,315
8,700	H.J. Heinz Company	424,734
4,200	Hershey Company	228,270
4,000	Hormel Foods Corporation	111,360
3,151	J.M. Smucker Company	224,950
6,900	Kellogg Company	372,462
10,992	Kimberly-Clark Corporation	717,448
47,352	Kraft Foods, Inc.	1,484,959
17,400	Kroger Company	417,078
4,000	Lorillard, Inc.	380,040
3,600	McCormick & Company, Inc.	172,188
5,628	Mead Johnson Nutrition Company	326,030
4,200	Molson Coors Brewing Company	196,938
42,930	PepsiCo, Inc.	2,765,121
49,200	Philip Morris International, Inc.	3,228,996
75,738	Procter & Gamble Company	4,665,461
9,200	Reynolds American, Inc.	326,876
10,200	Safeway, Inc.	240,108
17,600	Sara Lee Corporation	310,992
5,981	SUPERVALU, Inc.[b]	53,410

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
128

Large Cap Index Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Common Stock (97.2%)	Value
Consumer Staples (9.9%) - continued
15,900	Sysco Corporation	$440,430
8,200	Tyson Foods, Inc.	157,358
25,000	Walgreen Company	1,003,500
53,000	Wal-Mart Stores, Inc.	2,758,650
3,900	Whole Foods Market, Inc.	257,010

	Total Consumer Staples	33,477,245

Energy (12.9%)
13,372	Anadarko Petroleum Corporation	1,095,434
10,320	Apache Corporation	1,351,094
11,683	Baker Hughes, Inc.	857,883
2,800	Cabot Oil & Gas Corporation	148,316
6,500	Cameron International Corporation[a]	371,150
17,700	Chesapeake Energy Corporation	593,304
54,596	Chevron Corporation	5,865,248
39,849	ConocoPhillips	3,182,341
6,100	CONSOL Energy, Inc.	327,143
10,900	Denbury Resources, Inc.[a]	265,960
11,700	Devon Energy Corporation	1,073,709
1,800	Diamond Offshore Drilling, Inc.[b]	139,860
19,218	El Paso Corporation	345,924
6,800	EOG Resources, Inc.	805,868
4,000	EQT Corporation	199,600
136,590	Exxon Mobil Corporation	11,491,317
3,200	FMC Technologies, Inc.[a]	302,336
24,600	Halliburton Company	1,226,064
2,800	Helmerich & Payne, Inc.	192,332
8,100	Hess Corporation	690,201
19,168	Marathon Oil Corporation	1,021,846
2,700	Massey Energy Company	184,572
5,200	Murphy Oil Corporation	381,784
7,700	Nabors Industries, Ltd.[a]	233,926
11,300	National Oilwell Varco, Inc.	895,751
3,600	Newfield Exploration Company[a]	273,636
6,900	Noble Corporation	314,778
4,700	Noble Energy, Inc.	454,255
22,000	Occidental Petroleum Corporation	2,298,780
7,300	Peabody Energy Corporation	525,308
3,100	Pioneer Natural Resources Company	315,952
4,700	QEP Resources, Inc.	190,538
4,300	Range Resources Corporation	251,378
3,400	Rowan Companies, Inc.[a]	150,212
36,994	Schlumberger, Ltd.	3,450,061
9,300	Southwestern Energy Company[a]	399,621
17,604	Spectra Energy Corporation	478,477
3,200	Sunoco, Inc.	145,888
3,800	Tesoro Corporation[a]	101,954
15,300	Valero Energy Corporation	456,246
15,800	Williams Companies, Inc.	492,644

	Total Energy	43,542,691

Financials (15.1%)
9,100	ACE, Ltd.	588,770
12,700	AFLAC, Inc.	670,306
14,582	Allstate Corporation	463,416
28,400	American Express Company	1,283,680
3,967	American International Group, Inc.[a,b]	139,400
2,384	American International Group, Inc. Warrants,	26,534
	$45.00, expires 1/20/2021[a,b]

Shares	Common Stock (97.2%)	Value
Financials (15.1%) - continued
6,700	Ameriprise Financial, Inc.	$409,236
8,925	Aon Corporation	472,668
3,136	Apartment Investment & Management Company	79,874
2,700	Assurant, Inc.	103,977
2,301	AvalonBay Communities, Inc.	276,304
273,210	Bank of America Corporation	3,641,889
33,652	Bank of New York Mellon Corporation	1,005,185
18,900	BB&T Corporation	518,805
46,769	Berkshire Hathaway, Inc.[a]	3,911,292
3,800	Boston Properties, Inc.	360,430
12,473	Capital One Financial Corporation	648,097
7,800	CB Richard Ellis Group, Inc.[a]	208,260
27,125	Charles Schwab Corporation	489,064
8,200	Chubb Corporation	502,742
4,338	Cincinnati Financial Corporation	142,286
787,939	Citigroup, Inc.[a]	3,482,690
1,800	CME Group, Inc.	542,790
4,750	Comerica, Inc.	174,420
14,825	Discover Financial Services	357,579
6,010	E*TRADE Financial Corporation[a]	93,936
7,800	Equity Residential	439,998
2,400	Federated Investors, Inc.[b]	64,200
24,994	Fifth Third Bancorp	346,917
7,481	First Horizon National Corporation	83,862
3,900	Franklin Resources, Inc.	487,812
13,300	Genworth Financial, Inc.[a]	179,018
13,900	Goldman Sachs Group, Inc.	2,202,733
12,000	Hartford Financial Services Group, Inc.	323,160
11,200	Health Care Property Investors, Inc.	424,928
4,600	Health Care REIT, Inc.	241,224
18,241	Host Hotels & Resorts, Inc.	321,224
15,000	Hudson City Bancorp, Inc.	145,200
23,771	Huntington Bancshares, Inc.	157,839
1,900	IntercontinentalExchange, Inc.[a]	234,726
12,600	Invesco, Ltd.	322,056
105,948	J.P. Morgan Chase & Company	4,884,203
5,300	Janus Capital Group, Inc.	66,091
24,300	KeyCorp	215,784
11,100	Kimco Realty Corporation	203,574
4,100	Legg Mason, Inc.	147,969
5,300	Leucadia National Corporation	198,962
8,494	Lincoln National Corporation	255,160
8,600	Loews Corporation	370,574
3,200	M&T Bank Corporation	283,104
14,700	Marsh & McLennan Companies, Inc.	438,207
14,500	Marshall & Ilsley Corporation	115,855
28,532	MetLife, Inc.	1,276,236
5,500	Moody’s Corporation	186,505
41,050	Morgan Stanley	1,121,486
4,000	NASDAQ OMX Group, Inc.[a]	103,360
6,500	Northern Trust Corporation	329,875
7,000	NYSE Euronext	246,190
9,900	People’s United Financial, Inc.	124,542
4,300	Plum Creek Timber Company, Inc.[b]	187,523
14,314	PNC Financial Services Group, Inc.	901,639

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
129

Large Cap Index Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Common Stock (97.2%)	Value
Financials (15.1%) - continued
8,600	Principal Financial Group, Inc.	$276,146
18,300	Progressive Corporation	386,679
15,600	ProLogis	249,288
13,100	Prudential Financial, Inc.	806,698
3,700	Public Storage, Inc.	410,367
34,277	Regions Financial Corporation	248,851
7,944	Simon Property Group, Inc.	851,279
14,500	SLM Corporation[a]	221,850
13,600	State Street Corporation	611,184
13,500	SunTrust Banks, Inc.	389,340
6,868	T. Rowe Price Group, Inc.	456,173
2,100	Torchmark Corporation	139,608
11,681	Travelers Companies, Inc.	694,786
51,885	U.S. Bancorp	1,371,321
8,624	Unum Group	226,380
4,200	Ventas, Inc.	228,060
4,497	Vornado Realty Trust	393,488
142,040	Wells Fargo & Company	4,502,668
8,900	XL Group plc	218,940
4,800	Zions Bancorporation	110,688

	Total Financials	51,019,160

Health Care (10.7%)
41,900	Abbott Laboratories	2,055,195
10,796	Aetna, Inc.	404,094
8,300	Allergan, Inc.	589,466
7,500	AmerisourceBergen Corporation	296,700
25,640	Amgen, Inc.[a]	1,370,458
15,800	Baxter International, Inc.	849,566
6,300	Becton, Dickinson and Company	501,606
6,400	Biogen Idec, Inc.[a]	469,696
41,850	Boston Scientific Corporation[a]	300,901
46,398	Bristol-Myers Squibb Company	1,226,299
2,300	C.R. Bard, Inc.	228,413
9,475	Cardinal Health, Inc.	389,707
5,987	CareFusion Corporation[a]	168,833
12,700	Celgene Corporation[a]	730,631
2,000	Cephalon, Inc.[a]	151,560
1,900	Cerner Corporation[a]	211,280
7,300	CIGNA Corporation	323,244
4,000	Coventry Health Care, Inc.[a]	127,560
13,500	Covidien plc	701,190
2,700	DaVita, Inc.[a]	230,877
3,800	DENTSPLY International, Inc.	140,562
3,100	Edwards Lifesciences Corporation[a]	269,700
27,500	Eli Lilly and Company	967,175
14,200	Express Scripts, Inc.[a]	789,662
7,700	Forest Laboratories, Inc.[a]	248,710
7,000	Genzyme Corporation[a]	533,050
22,000	Gilead Sciences, Inc.[a]	933,680
4,480	Hospira, Inc.[a]	247,296
4,500	Humana, Inc.[a]	314,730
1,000	Intuitive Surgical, Inc.[a]	333,460
74,440	Johnson & Johnson	4,410,570
2,700	Laboratory Corporation of America Holdings[a]	248,751
5,043	Life Technologies Corporation[a]	264,354
6,842	McKesson Corporation	540,860
11,586	Medco Health Solutions, Inc.[a]	650,670
29,300	Medtronic, Inc.	1,152,955
83,383	Merck & Company, Inc.	2,752,473
11,900	Mylan, Inc.[a]	269,773
2,600	Patterson Companies, Inc.	83,694

Shares	Common Stock (97.2%)	Value
Health Care (10.7%) - continued
3,200	PerkinElmer, Inc.	$84,064
217,360	Pfizer, Inc.	4,414,582
4,200	Quest Diagnostics, Inc.	242,424
9,284	St. Jude Medical, Inc.	475,898
9,200	Stryker Corporation	559,360
13,400	Tenet Healthcare Corporation[a]	99,830
10,700	Thermo Fisher Scientific, Inc.[a]	594,385
29,700	UnitedHealth Group, Inc.	1,342,440
3,200	Varian Medical Systems, Inc.[a]	216,448
2,400	Waters Corporation[a]	208,560
3,400	Watson Pharmaceuticals, Inc.[a]	190,434
10,700	WellPoint, Inc.	746,753
5,350	Zimmer Holdings, Inc.[a]	323,836

	Total Health Care	35,978,415

Industrials (11.0%)
19,300	3M Company	1,804,550
2,900	Avery Dennison Corporation	121,684
19,960	Boeing Company	1,475,643
4,500	C.H. Robinson Worldwide, Inc.	333,585
17,200	Caterpillar, Inc.	1,915,220
3,400	Cintas Corporation	102,918
10,100	CSX Corporation	793,860
5,300	Cummins, Inc.	580,986
14,500	Danaher Corporation	752,550
11,500	Deere & Company	1,114,235
5,000	Dover Corporation	328,700
1,300	Dun & Bradstreet Corporation	104,312
9,100	Eaton Corporation	504,504
20,300	Emerson Electric Company	1,186,129
3,300	Equifax, Inc.	128,205
5,700	Expeditors International of Washington, Inc.	285,798
4,000	Fastenal Company[b]	259,320
8,460	FedEx Corporation	791,433
1,400	First Solar, Inc.[a,b]	225,176
1,500	Flowserve Corporation	193,200
4,800	Fluor Corporation	353,568
10,200	General Dynamics Corporation	780,912
288,800	General Electric Company	5,790,440
3,400	Goodrich Corporation	290,802
21,075	Honeywell International, Inc.	1,258,388
13,400	Illinois Tool Works, Inc.	719,848
8,700	Ingersoll-Rand plc	420,297
5,400	Iron Mountain, Inc.	168,642
4,900	ITT Corporation	294,245
3,400	Jacobs Engineering Group, Inc.[a]	174,862
2,800	Joy Global, Inc.	276,668
3,000	L-3 Communications Holdings, Inc.	234,930
8,100	Lockheed Martin Corporation	651,240
9,800	Masco Corporation	136,416
9,800	Norfolk Southern Corporation	678,846
7,898	Northrop Grumman Corporation	495,283
9,837	PACCAR, Inc.	514,967
3,100	Pall Corporation	178,591
4,375	Parker Hannifin Corporation	414,225
5,600	Pitney Bowes, Inc.	143,864
3,800	Precision Castparts Corporation	559,284
5,900	Quanta Services, Inc.[a]	132,337
5,800	R.R. Donnelley & Sons Company	109,736
9,900	Raytheon Company	503,613
8,520	Republic Services, Inc.	255,941
3,900	Robert Half International, Inc.	119,340

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
130

Large Cap Index Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Common Stock (97.2%)	Value
Industrials (11.0%) - continued
3,800	Rockwell Automation, Inc.	$359,670
4,200	Rockwell Collins, Inc.	272,286
2,500	Roper Industries, Inc.	216,150
1,400	Ryder System, Inc.	70,840
20,700	Southwest Airlines Company	261,441
2,300	Stericycle, Inc.[a]	203,941
7,400	Textron, Inc.	202,686
13,300	Tyco International, Ltd.	595,441
13,300	Union Pacific Corporation	1,307,789
26,700	United Parcel Service, Inc.	1,984,344
25,100	United Technologies Corporation	2,124,715
1,500	W.W. Grainger, Inc.	206,520
13,099	Waste Management, Inc.	489,117

	Total Industrials	36,954,233

Information Technology (17.7%)
13,700	Adobe Systems, Inc.[a]	454,292
15,800	Advanced Micro Devices, Inc.[a,b]	135,880
9,315	Agilent Technologies, Inc.[a]	417,126
4,900	Akamai Technologies, Inc.[a]	186,200
8,400	Altera Corporation	369,768
4,700	Amphenol Corporation	255,633
8,100	Analog Devices, Inc.	318,978
24,900	Apple, Inc.[a]	8,676,405
36,400	Applied Materials, Inc.	568,568
6,100	Autodesk, Inc.[a]	269,071
13,400	Automatic Data Processing, Inc.	687,554
4,800	BMC Software, Inc.[a]	238,752
12,300	Broadcom Corporation	484,374
10,512	CA, Inc.	254,180
150,200	Cisco Systems, Inc.	2,575,930
5,000	Citrix Systems, Inc.[a]	367,300
8,200	Cognizant Technology Solutions Corporation[a]	667,480
4,100	Computer Sciences Corporation	199,793
6,300	Compuware Corporation[a]	72,765
42,400	Corning, Inc.	874,712
45,800	Dell, Inc.[a]	664,558
31,000	eBay, Inc.[a]	962,240
9,100	Electronic Arts, Inc.[a]	177,723
55,986	EMC Corporation[a]	1,486,428
2,100	F5 Networks, Inc.[a]	215,397
7,300	Fidelity National Information Services, Inc.	238,637
4,100	Fiserv, Inc.[a]	257,152
4,400	FLIR Systems, Inc.	152,284
4,200	GameStop Corporation[a,b]	94,584
6,800	Google, Inc.[a]	3,986,228
3,400	Harris Corporation	168,640
61,486	Hewlett-Packard Company	2,519,081
151,300	Intel Corporation	3,051,721
33,700	International Business Machines Corporation	5,495,459
7,500	Intuit, Inc.[a]	398,250
5,300	Jabil Circuit, Inc.	108,279
5,962	JDS Uniphase Corporation[a]	124,248
14,100	Juniper Networks, Inc.[a]	593,328
4,500	KLA-Tencor Corporation	213,165
2,100	Lexmark International, Inc.[a]	77,784
6,200	Linear Technology Corporation	208,506
17,400	LSI Corporation[a]	118,320
2,600	MasterCard, Inc.	654,472
6,300	MEMC Electronic Materials, Inc.[a]	81,648
5,100	Microchip Technology, Inc.[b]	193,851

Shares	Common Stock (97.2%)	Value
Information Technology (17.7%) - continued
23,500	Micron Technology, Inc.[a]	$269,310
204,100	Microsoft Corporation	5,175,976
3,700	Molex, Inc.[b]	92,944
3,600	Monster Worldwide, Inc.[a]	57,240
7,961	Motorola Mobility Holdings, Inc.[a]	194,248
9,155	Motorola Solutions, Inc.[a]	409,137
6,700	National Semiconductor Corporation	96,078
9,800	NetApp, Inc.[a]	472,164
10,400	Novell, Inc.[a]	61,672
2,400	Novellus Systems, Inc.[a]	89,112
15,650	NVIDIA Corporation[a]	288,899
104,737	Oracle Corporation	3,495,074
8,700	Paychex, Inc.	272,832
43,900	QUALCOMM, Inc.	2,407,037
5,100	Red Hat, Inc.[a]	231,489
8,200	SAIC, Inc.[a]	138,744
3,200	Salesforce.com, Inc.[a]	427,456
6,300	SanDisk Corporation[a]	290,367
21,224	Symantec Corporation[a]	393,493
10,400	Tellabs, Inc.	54,496
4,500	Teradata Corporation[a]	228,150
5,000	Teradyne, Inc.[a]	89,050
31,900	Texas Instruments, Inc.	1,102,464
4,600	Total System Services, Inc.	82,892
4,600	VeriSign, Inc.	166,566
13,200	Visa, Inc.	971,784
6,200	Western Digital Corporation[a]	231,198
17,880	Western Union Company	371,368
37,985	Xerox Corporation	404,540
7,000	Xilinx, Inc.	229,600
35,400	Yahoo!, Inc.[a]	589,410

	Total Information Technology	59,701,534

Materials (3.6%)
5,800	Air Products and Chemicals, Inc.	523,044
2,000	Airgas, Inc.	132,840
2,900	AK Steel Holding Corporation	45,762
27,764	Alcoa, Inc.	490,034
2,669	Allegheny Technologies, Inc.	180,745
4,700	Ball Corporation	168,495
2,900	Bemis Company, Inc.	95,149
1,900	CF Industries Holdings, Inc.	259,901
3,600	Cliffs Natural Resources, Inc.	353,808
31,493	Dow Chemical Company	1,188,861
24,811	E.I. du Pont de Nemours and Company	1,363,861
1,900	Eastman Chemical Company	188,708
6,200	Ecolab, Inc.	316,324
1,900	FMC Corporation	161,367
25,592	Freeport-McMoRan Copper & Gold, Inc.	1,421,635
2,100	International Flavors & Fragrances, Inc.	130,830
11,771	International Paper Company	355,249
4,481	MeadWestvaco Corporation	135,909
14,478	Monsanto Company	1,046,180
13,448	Newmont Mining Corporation	733,992
8,500	Nucor Corporation	391,170
4,400	Owens-Illinois, Inc.[a]	132,836
4,400	PPG Industries, Inc.	418,924
8,300	Praxair, Inc.	843,280

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
131

Large Cap Index Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Common Stock (97.2%)	Value
Materials (3.6%) - continued
4,452	Sealed Air Corporation	$118,690
3,200	Sigma-Aldrich Corporation	203,648
2,500	Titanium Metals Corporation[a]	46,450
3,900	United States Steel Corporation[b]	210,366
3,400	Vulcan Materials Company	155,040
14,482	Weyerhaeuser Company	356,257

	Total Materials	12,169,355

Telecommunications Services (3.0%)
10,800	American Tower Corporation[a]	559,656
160,139	AT&T, Inc.	4,900,253
16,425	CenturyLink, Inc.	682,459
28,078	Frontier Communications Corporation	230,801
7,200	MetroPCS Communications, Inc.[a]	116,928
81,920	Sprint Nextel Corporation[a]	380,109
76,596	Verizon Communications, Inc.	2,952,010
13,707	Windstream Corporation	176,409

	Total Telecommunications Services	9,998,625

Utilities (3.1%)
18,300	AES Corporation[a]	237,900
6,500	Ameren Corporation	182,455
13,060	American Electric Power Company, Inc.	458,928
12,173	CenterPoint Energy, Inc.	213,758
7,100	CMS Energy Corporation	139,444
7,900	Consolidated Edison, Inc.	400,688
5,400	Constellation Energy Group, Inc.	168,102
15,794	Dominion Resources, Inc.	705,992
4,600	DTE Energy Company	225,216
36,408	Duke Energy Corporation	660,805
8,800	Edison International, Inc.	321,992
5,000	Entergy Corporation	336,050
17,924	Exelon Corporation	739,186
11,334	FirstEnergy Corporation	420,378
2,015	Integrys Energy Group, Inc.	101,778
11,300	NextEra Energy, Inc.	622,856
1,200	Nicor, Inc.	64,440
8,009	NiSource, Inc.	153,613
4,800	Northeast Utilities	166,080
6,800	NRG Energy, Inc.[a]	146,472
2,800	ONEOK, Inc.	187,264
6,400	Pepco Holdings, Inc.	119,360
10,600	PG&E Corporation	468,308
3,000	Pinnacle West Capital Corporation	128,370
13,200	PPL Corporation	333,960
8,020	Progress Energy, Inc.	370,043
13,700	Public Service Enterprise Group, Inc.	431,687
3,100	SCANA Corporation	122,047
6,475	Sempra Energy	346,412
22,800	Southern Company	868,908
6,100	TECO Energy, Inc.	114,436
6,600	Wisconsin Energy Corporation	201,300
12,805	Xcel Energy, Inc.	305,911

	Total Utilities	10,464,139

	Total Common Stock (cost $272,095,415)	327,673,073

Shares	Collateral Held for Securities Loaned (0.5%)	Value
1,798,570	Thrivent Financial Securities Lending Trust	$1,798,570

	Total Collateral Held for Securities Loaned (cost $1,798,570)	1,798,570

Principal Amount	Short-Term Investments (2.9%)[c]	Value
	Bryant Park Funding, LLC
8,830,000	0.110%, 4/1/2011	8,830,000
	Federal Home Loan Mortgage Corporation Discount Notes
900,000	0.153%, 8/29/2011[d]	899,429

	Total Short-Term Investments (at amortized cost)	9,729,429

	Total Investments (cost $283,623,414) 100.6%	$339,201,072

	Other Assets and Liabilities, Net (0.6%)	(2,124,422)

	Total Net Assets 100.0%	$337,076,650

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	At March 31, 2011, $899,429 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

REIT	-	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$93,658,916
Gross unrealized depreciation	(38,081,258)

Net unrealized appreciation (depreciation)	$55,577,658

Cost for federal income tax purposes	$283,623,414

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
132

Large Cap Index Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2011, in valuing Large Cap Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	34,367,676	34,367,676	–	–
Consumer Staples	33,477,245	33,477,245	–	–
Energy	43,542,691	43,542,691	–	–
Financials	51,019,160	51,019,160	–	–
Health Care	35,978,415	35,978,415	–	–
Industrials	36,954,233	36,954,233	–	–
Information Technology	59,701,534	59,701,534	–	–
Materials	12,169,355	12,169,355	–	–
Telecommunications Services	9,998,625	9,998,625	–	–
Utilities	10,464,139	10,464,139	–	–
Collateral Held for Securities Loaned	1,798,570	1,798,570	–	–
Short-Term Investments	9,729,429	–	9,729,429	–

Total	$339,201,072	$329,471,643	$9,729,429	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	250,129	250,129	–	–

Total Asset Derivatives	$250,129	$250,129	$–	$–

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 500 Index Futures	30	June 2011	$9,657,371	$9,907,500	$250,129
Total Futures Contracts					$250,129

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Index Portfolio, is as follows:

Portfolio	Value December 31, 2010	Gross Purchases	Gross Sales	Shares Held at March 31, 2011	Value March 31, 2011	Income Earned January 1, 2011 - March 31, 2011
Thrivent Financial Securities Lending Trust	$1,725,760	$3,987,660	$3,914,850	1,798,570	$1,798,570	$6,924
Total Value and Income Earned	1,725,760				1,798,570	6,924

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
133

Equity Income Plus Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Common Stock (82.8%)	Value
Consumer Discretionary (12.7%)
5,600	Advance Auto Parts, Inc.	$367,472
24,200	American Eagle Outfitters, Inc.	384,538
9,500	Buckle, Inc.	383,800
3,700	Carnival plc ADR	146,557
9,300	Choice Hotels International, Inc.	361,305
6,700	Coach, Inc.	348,668
29,100	D.R. Horton, Inc.	339,015
7,500	Darden Restaurants, Inc.	368,475
18,000	Finish Line, Inc.	357,300
15,800	Gap, Inc.	358,028
6,700	Genuine Parts Company	359,388
7,600	Guess ?, Inc.	299,060
28,400	H&R Block, Inc.	475,416
7,600	John Wiley and Sons, Inc.	386,384
18,700	Lennar Corporation	338,844
8,500	Marriott International, Inc.	302,430
9,500	McGraw-Hill Companies, Inc.	374,300
8,200	Nordstrom, Inc.	368,016
14,700	NutriSystem, Inc.	213,003
8,900	PetSmart, Inc.	364,455
4,700	Polaris Industries, Inc.	408,994
15,300	Pool Corporation	368,883
5,600	Ross Stores, Inc.	398,272
4,200	Sherwin-Williams Company	352,758
22,400	Sonic Automotive, Inc.	313,824
600	Starwood Hotels & Resorts Worldwide, Inc.	34,872
2,400	Strayer Education, Inc.	313,176
5,800	Target Corporation	290,058
4,800	Tim Hortons, Inc.	217,488
8,000	TJX Companies, Inc.	397,840
3,000	Toyota Motor Corporation ADR	240,750
7,500	Tractor Supply Company	448,950
7,300	Yum! Brands, Inc.	375,074

	Total Consumer Discretionary	11,057,393

Consumer Staples (5.1%)
4,000	Anheuser-Busch InBev NV ADR	228,680
10,200	Campbell Soup Company	337,722
8,400	Casey’s General Stores, Inc.	327,600
5,600	Clorox Company	392,392
4,400	Colgate-Palmolive Company	355,344
8,000	Companhia de Bebidas das Americas ADR	226,480
5,100	Herbalife, Ltd.	414,936
4,400	Lorillard, Inc.	418,044
5,600	Mead Johnson Nutrition Company	324,408
6,700	Philip Morris International, Inc.	439,721
9,300	PriceSmart, Inc.	340,752
8,100	Unilever plc ADR	248,022
20,000	Vector Group, Ltd.	345,800

	Total Consumer Staples	4,399,901

Energy (7.9%)
6,200	Baker Hughes, Inc.	455,266
4,800	BP plc ADR	211,872
5,300	Cenovus Energy, Inc.	208,714
4,600	Chevron Corporation	494,178
700	CNOOC, Ltd. ADR	177,128
4,000	Core Laboratories NV	408,680
3,600	Enbridge, Inc.	221,220
5,300	Exxon Mobil Corporation	445,889

Shares	Common Stock (82.8%)	Value
Energy (7.9%) - continued
8,500	Holly Corporation	$516,460
4,700	Murphy Oil Corporation	345,074
5,300	National Oilwell Varco, Inc.	420,131
4,200	Occidental Petroleum Corporation	438,858
5,900	Penn West Petroleum, Ltd.	163,430
3,200	PetroChina Company, Ltd. ADR	487,200
10,600	Petroleo Brasileiro SA PREF ADR	376,724
8,300	Royal Dutch Shell plc ADR	607,892
4,700	Suncor Energy, Inc.	210,748
4,100	Total SA ADR	249,977
15,100	Valero Energy Corporation	450,282

	Total Energy	6,889,723

Financials (18.3%)
6,200	AFLAC, Inc.	327,236
700	Agree Realty Corporation	15,715
400	Alexandria Real Estate Equities, Inc.	31,188
1,600	AMB Property Corporation	57,552
1,400	American Campus Communities, Inc.	46,200
20,400	Artio Global Investors, Inc.	329,664
1,000	Ashford Hospitality Trust	11,020
1,600	AvalonBay Communities, Inc.	192,128
10,400	Aviva plc ADR	146,848
18,500	Banco Santander SA ADR	216,820
27,800	Bank of America Corporation	370,574
6,300	Barclays plc ADR	114,282
1,900	BioMed Realty Trust, Inc.	36,138
26,500	BlackRock Kelso Capital Corporation	268,445
2,000	Boston Properties, Inc.	189,700
1,300	Brandywine Realty Trust	15,782
800	BRE Properties, Inc.	37,744
1,500	Brookfield Properties Corporation	26,580
1,000	Camden Property Trust	56,820
1,000	CBL & Associates Properties, Inc.	17,420
20,200	Charles Schwab Corporation	364,206
19,000	Compass Diversified Trust	280,060
300	Corporate Office Properties Trust	10,842
4,100	Credit Suisse Group ADR	174,578
2,200	DCT Industrial Trust, Inc.	12,210
2,700	Deutsche Bank AG ADR	159,489
800	Developers Diversified Realty Corporation	11,200
2,000	DiamondRock Hospitality Company	22,340
1,200	Digital Realty Trust, Inc.	69,768
700	Duke Realty Corporation	9,807
700	DuPont Fabros Technology, Inc.	16,975
100	EastGroup Properties, Inc.	4,397
1,400	Education Realty Trust, Inc.	11,242
200	Entertainment Properties Trust	9,364
1,500	Equity One, Inc.	28,155
3,200	Equity Residential	180,512
600	Essex Property Trust, Inc.	74,400
1,500	Federal Realty Investment Trust	122,340
700	First Industrial Realty Trust, Inc.[a]	8,323
700	Forest City Enterprises, Inc.[a]	13,181
3,100	Franklin Resources, Inc.	387,748
2,700	Franklin Street Properties Corporation	37,989
1,000	Getty Realty Corporation	22,880

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
134

Equity Income Plus Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Common Stock (82.8%)	Value
Financials (18.3%) - continued
1,000	Glimcher Realty Trust	$9,250
2,400	Goldman Sachs Group, Inc.	380,328
1,500	Government Properties Income Trust	40,290
2,900	Health Care Property Investors, Inc.	110,026
400	Health Care REIT, Inc.	20,976
1,100	Highwoods Properties, Inc.	38,511
400	Hospitality Properties Trust	9,260
7,800	Host Hotels & Resorts, Inc.	137,358
5,600	HSBC Holdings plc ADR	290,080
37,000	iShares Dow Jones Select Dividend Index Fund ETF	1,928,440
16,000	iShares Dow Jones U.S. Real Estate Index Fund ETF	950,400
9,500	Itau Unibanco Holding SA ADR	228,475
600	Kilroy Realty Corporation	23,298
4,400	Kimco Realty Corporation	80,696
1,700	Kite Realty Group Trust	9,027
1,200	LaSalle Hotel Properties	32,400
800	Lexington Realty Trust	7,480
1,800	Liberty Property Trust	59,220
32,500	Lloyds Banking Group plc ADR[a]	120,250
500	LTC Properties, Inc.	14,170
1,100	Macerich Company	54,483
1,000	Mack-Cali Realty Corporation	33,900
8,800	Manulife Financial Corporation	155,672
700	Medical Properties Trust, Inc.	8,099
33,000	Mitsubishi UFJ Financial Group, Inc. ADR	151,800
12,200	Morgan Stanley	333,304
1,100	National Health Investors, Inc.	52,712
1,700	National Retail Properties, Inc.	44,421
1,300	Nationwide Health Properties, Inc.	55,289
700	Omega Healthcare Investors, Inc.	15,638
900	Post Properties, Inc.	35,325
400	Potlatch Corporation	16,080
10,500	Principal Financial Group, Inc.	337,155
6,000	ProLogis	95,880
400	PS Business Parks, Inc.	23,176
1,900	Public Storage, Inc.	210,729
500	Ramco-Gershenson Properties Trust	6,265
600	Rayonier, Inc. REIT	37,386
700	Realty Income Corporation	24,465
1,500	Regency Centers Corporation	65,220
8,600	Royal Bank of Scotland Group plc ADR[a]	113,348
2,300	Senior Housing Property Trust	52,992
3,100	Simon Property Group, Inc.	332,196
1,100	SL Green Realty Corporation	82,720
100	Sovran Self Storage, Inc.	3,955
41,300	SPDR DJ Wilshire International Real Estate ETF	1,611,939
5,600	Torchmark Corporation	372,288
3,300	Toronto-Dominion Bank	292,347
700	UDR, Inc.	17,059
400	Universal Health Realty Income Trust	16,212
300	Urstadt Biddle Properties, Inc.	5,706
400	U-Store-It Trust	4,208
14,700	Vanguard Dividend Appreciation Index Fund ETF	816,144

Shares	Common Stock (82.8%)	Value
Financials (18.3%) - continued
11,500	Vanguard FTSE All-World Ex-US Index Fund ETF	$567,180
1,900	Ventas, Inc.	103,170
1,800	Vornado Realty Trust	157,500
10,000	Waddell & Reed Financial, Inc.	406,100
200	Washington Real Estate Investment Trust	6,218
1,800	Westpac Banking Corporation ADR	225,180

	Total Financials	15,973,258

Health Care (6.6%)
7,300	Abbott Laboratories	358,065
4,900	Allergan, Inc.	347,998
10,200	AmerisourceBergen Corporation	403,512
3,800	C.R. Bard, Inc.	377,378
9,100	Cardinal Health, Inc.	374,283
7,500	Covidien plc	389,550
6,400	Johnson & Johnson	379,200
4,900	McKesson Corporation	387,345
13,300	Medicis Pharmaceutical Corporation	426,132
9,500	Medtronic, Inc.	373,825
5,050	Novartis AG ADR	274,468
1,700	Novo Nordisk A/S ADR	212,891
12,000	Owens & Minor, Inc.	389,760
7,150	Sanofi-Aventis ADR	251,823
5,300	Techne Corporation	379,480
9,300	UnitedHealth Group, Inc.	420,360

	Total Health Care	5,746,070

Industrials (8.4%)
8,050	ABB, Ltd. ADR[a]	194,729
13,500	ABM Industries, Inc.	342,765
10,700	Applied Industrial Technologies, Inc.	355,882
18,000	Briggs & Stratton Corporation	407,700
12,500	Cintas Corporation	378,375
9,500	Corporate Executive Board Company	383,515
21,800	Heartland Express, Inc.	382,808
13,500	Herman Miller, Inc.	371,115
4,000	Joy Global, Inc.	395,240
10,500	Kaman Corporation	369,600
4,900	Lockheed Martin Corporation	393,960
3,800	Nordson Corporation	437,228
6,900	Pall Corporation	397,509
4,000	Parker Hannifin Corporation	378,720
6,000	Rockwell Collins, Inc.	388,980
2,000	Siemens AG ADR	274,680
7,100	Timken Company	371,330
5,600	Toro Company	370,832
3,800	Triumph Group, Inc.	336,110
5,600	Watsco, Inc.	390,376

	Total Industrials	7,321,454

Information Technology (4.1%)
7,700	Accenture plc	423,269
6,300	Advantest Corporation ADR	113,211
9,600	Altera Corporation	422,592
9,300	Analog Devices, Inc.	366,234
10,500	Comtech Telecommunications Corporation	285,390
3,800	FactSet Research Systems, Inc.	397,974

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
135

Equity Income Plus Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Common Stock (82.8%)	Value
Information Technology (4.1%) - continued
9,100	Hewlett-Packard Company	$372,827
10,200	Linear Technology Corporation	343,026
12,500	Oracle Corporation	417,125
3,700	SAP AG ADR	227,032
19,000	Taiwan Semiconductor Manufacturing Company, Ltd. ADR	231,420

	Total Information Technology	3,600,100

Materials (9.0%)
6,400	Albemarle Corporation	382,528
8,200	Arch Chemicals, Inc.	341,038
3,600	Barrick Gold Corporation	186,876
5,000	BHP Billiton plc ADR	398,000
4,300	BHP Billiton, Ltd. ADR	412,284
4,000	Compass Minerals International, Inc.	374,120
4,500	Domtar Corporation	413,010
5,800	Freeport-McMoRan Copper & Gold, Inc.	322,190
6,200	International Flavors & Fragrances, Inc.	386,260
8,200	Kronos Worldwide, Inc.	479,290
7,600	Mesabi Trust	312,664
5,100	Monsanto Company	368,526
4,700	Mosaic Company	370,125
2,700	NewMarket Corporation	427,194
1,400	POSCO ADR	160,006
2,400	Potash Corporation of Saskatchewan, Inc.	141,432
3,700	Rio Tinto plc ADR	263,144
7,100	Scotts Miracle-Gro Company	410,735
9,500	Sensient Technologies Corporation	340,480
5,300	Sigma-Aldrich Corporation	337,292
9,300	Vale SA SP PREF ADR	274,536
2,500	Walter Energy, Inc.	338,575
8,000	Westlake Chemical Corporation	449,600

	Total Materials	7,889,905

Telecommunications Services (1.7%)
4,300	America Movil SAB de CV ADR	249,830
13,300	AT&T, Inc.	406,980
6,200	China Mobile, Ltd. ADR	286,688
9,000	Nippon Telegraph & Telephone Corporation ADR	202,410
12,000	NTT DOCOMO, INC. ADR	211,080
6,300	Telefonica SA ADR	158,886

	Total Telecommunications Services	1,515,874

Utilities (9.0%)
9,600	AGL Resources, Inc.	382,464
12,200	Ameren Corporation	342,454
11,100	Atmos Energy Corporation	378,510
15,300	Avista Corporation	353,889
18,500	CMS Energy Corporation	363,340
13,500	DPL, Inc.	370,035
7,600	DTE Energy Company	372,096
6,900	Energen Corporation	435,528
4,700	Entergy Corporation	315,887
8,200	Exelon Corporation	338,168

Shares	Common Stock (82.8%)	Value
Utilities (9.0%) - continued
7,100	Integrys Energy Group, Inc.	$358,621
4,100	National Grid plc ADR	196,964
8,000	New Jersey Resources Corporation	343,600
10,900	Northeast Utilities	377,140
6,200	ONEOK, Inc.	414,656
26,000	PNM Resources, Inc.	387,920
12,900	PPL Corporation	326,370
20,000	Questar Corporation	349,000
9,600	Southwest Gas Corporation	374,112
10,900	UGI Corporation	358,610
13,600	Vectren Corporation	369,920
9,600	WGL Holdings, Inc.	374,400

	Total Utilities	7,883,684

	Total Common Stock (cost $65,435,978)	72,277,362

Principal Amount	Long-Term Fixed Income (6.5%)	Value
Consumer Cyclical (0.5%)
	CVS Caremark Corporation
400,000	6.302%, 6/1/2037	393,000

	Total Consumer Cyclical	393,000

Energy (0.9%)
	Enbridge Energy Partners, LP
350,000	8.050%, 10/1/2037	371,497
	Enterprise Products Operating, LLC
425,000	7.034%, 1/15/2068	440,937

	Total Energy	812,434

Financials (4.7%)
	Aegon NV
350,000	3.535%, 7/29/2049[b,c]	256,375
	American International Group, Inc.
150,000	8.175%, 5/15/2058	161,438
	BAC Capital Trust VI
350,000	5.625%, 3/8/2035	305,428
	BBVA International Preferred SA Unipersonal
175,000	5.919%, 12/29/2049[c]	148,112
	ING Capital Funding Trust III
350,000	3.907%, 12/31/2049[b,c]	339,352
	J.P. Morgan Chase & Company
175,000	7.900%, 4/29/2049[c]	191,469
	Liberty Mutual Group, Inc.
350,000	10.750%, 6/15/2058[d]	455,000
	MetLife, Inc.
400,000	7.875%, 12/15/2037[d]	430,000
	Reinsurance Group of America, Inc.
425,000	6.750%, 12/15/2065	415,279
	Wachovia Capital Trust III
250,000	5.570%, 3/15/2042[b,c]	229,375
	Wells Fargo Capital XIII
275,000	7.700%, 12/29/2049[c]	283,250
	XL Capital, Ltd.
475,000	6.500%, 12/31/2049[c]	435,812
	ZFS Finance USA Trust II
400,000	6.450%, 12/15/2065[d]	408,000

	Total Financials	4,058,890

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
136

Equity Income Plus Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (6.5%)	Value
Utilities (0.4%)
	Dominion Resources, Inc.
$375,000	6.300%, 9/30/2066	$368,438

	Total Utilities	368,438

	Total Long-Term Fixed Income (cost $5,281,847)	5,632,762

Shares	Preferred Stock (0.6%)	Value
Financials (0.5%)
5,000	Bank of America Corporation[c]	131,900
5,300	Citigroup, Inc., 7.875%	145,220
2,500	JPMorgan Chase Capital XXIX	63,700
3,000	U.S. Bancorp[c]	83,070

	Total Financials	423,890

Utilities (0.1%)
2,870	Xcel Energy, Inc.	79,987

	Total Utilities	79,987

	Total Preferred Stock (cost $472,131)	503,877

Principal Amount	Short-Term Investments (6.5%)[e]	Value
	Federal Home Loan Bank Discount Notes
5,000,000	0.030%, 4/1/2011	5,000,000
	Federal Home Loan Mortgage Corporation Discount Notes
700,000	0.160%, 8/29/2011[f]	699,542

	Total Short-Term Investments (at amortized cost)	5,699,542

	Total Investments (cost $76,889,498) 96.4%	$84,113,543

	Other Assets and Liabilities, Net 3.6%	3,175,833

	Total Net Assets 100.0%	$87,289,376

a	Non-income producing security.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 31, 2011.
c	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2011, the value of these investments was $1,293,000 or 1.5% of total net assets.

e	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
f	At March 31, 2011, $699,542 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$8,185,655
Gross unrealized depreciation	(961,610)

Net unrealized appreciation (depreciation)	$7,224,045

Cost for federal income tax purposes	$76,889,498

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
137

Equity Income Plus Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2011, in valuing Equity Income Plus Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	11,057,393	11,057,393	–	–
Consumer Staples	4,399,901	4,399,901	–	–
Energy	6,889,723	6,889,723	–	–
Financials	15,973,258	15,973,258	–	–
Health Care	5,746,070	5,746,070	–	–
Industrials	7,321,454	7,321,454	–	–
Information Technology	3,600,100	3,600,100	–	–
Materials	7,889,905	7,889,905	–	–
Telecommunications Services	1,515,874	1,515,874	–	–
Utilities	7,883,684	7,883,684	–	–
Long-Term Fixed Income
Consumer Cyclical	393,000	–	393,000	–
Energy	812,434	–	812,434	–
Financials	4,058,890	–	4,058,890	–
Utilities	368,438	–	368,438	–
Preferred Stock
Financials	423,890	423,890	–	–
Utilities	79,987	79,987	–	–
Short-Term Investments	5,699,542	–	5,699,542	–

Total	$84,113,543	$72,781,239	$11,332,304	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	126,945	126,945	–	–

Total Asset Derivatives	$126,945	$126,945	$–	$–

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 500 Index Mini-Futures	129	June 2011	$8,393,505	$8,520,450	$126,945
Total Futures Contracts					$126,945

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
138

Balanced Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Common Stock (65.0%)	Value
Consumer Discretionary (6.8%)
1,300	Abercrombie & Fitch Company	$76,310
5,100	Amazon.com, Inc.[a]	918,663
1,800	Apollo Group, Inc.[a]	75,078
900	AutoNation, Inc.[a,b]	31,833
400	AutoZone, Inc.[a]	109,424
3,700	Bed Bath & Beyond, Inc.[a]	178,599
4,775	Best Buy Company, Inc.	137,138
1,100	Big Lots, Inc.[a]	47,773
3,500	Cablevision Systems Corporation	121,135
3,300	CarMax, Inc.[a]	105,930
6,200	Carnival Corporation	237,832
9,862	CBS Corporation	246,944
4,300	Coach, Inc.	223,772
40,365	Comcast Corporation	997,823
4,100	D.R. Horton, Inc.	47,765
2,000	Darden Restaurants, Inc.	98,260
900	DeVry, Inc.	49,563
12,100	DIRECTV[a]	566,280
4,100	Discovery Communications, Inc.[a]	163,590
2,900	Expedia, Inc.	65,714
1,800	Family Dollar Stores, Inc.	92,376
54,188	Ford Motor Company[a]	807,943
2,200	Fortune Brands, Inc.	136,158
3,500	Gannett Company, Inc.	53,305
6,400	Gap, Inc.	145,024
2,300	Genuine Parts Company	123,372
3,500	Goodyear Tire & Rubber Company[a]	52,430
4,500	H&R Block, Inc.	75,330
3,400	Harley-Davidson, Inc.	144,466
1,000	Harman International Industries, Inc.	46,820
2,000	Hasbro, Inc.	93,680
23,700	Home Depot, Inc.	878,322
4,300	International Game Technology	69,789
7,089	Interpublic Group of Companies, Inc.	89,109
3,400	J.C. Penney Company, Inc.	122,094
9,800	Johnson Controls, Inc.	407,386
4,200	Kohl’s Corporation	222,768
2,100	Leggett & Platt, Inc.	51,450
2,300	Lennar Corporation	41,676
3,862	Limited Brands, Inc.	126,983
20,000	Lowe’s Companies, Inc.	528,600
6,100	Macy’s, Inc.	147,986
4,163	Marriott International, Inc.	148,120
5,225	Mattel, Inc.	130,259
15,300	McDonald’s Corporation	1,164,177
4,400	McGraw-Hill Companies, Inc.	173,360
600	Netflix, Inc.[a]	142,398
4,226	Newell Rubbermaid, Inc.	80,843
33,000	News Corporation	579,480
5,500	NIKE, Inc.	416,350
2,400	Nordstrom, Inc.	107,712
4,400	Omnicom Group, Inc.	215,864
2,000	O’Reilly Automotive, Inc.[a]	114,920
900	Polo Ralph Lauren Corporation	111,285
700	Priceline.com, Inc.[a]	354,508
4,837	Pulte Group, Inc.[a]	35,794
1,600	RadioShack Corporation	24,016
1,700	Ross Stores, Inc.	120,904
1,300	Scripps Networks Interactive	65,117
680	Sears Holdings Corporation[a,b]	56,202
1,300	Sherwin-Williams Company	109,187

Shares	Common Stock (65.0%)	Value
Consumer Discretionary (6.8%) - continued
800	Snap-On, Inc.	$48,048
2,400	Stanley Black & Decker, Inc.	183,840
10,500	Staples, Inc.	203,910
10,700	Starbucks Corporation	395,365
2,800	Starwood Hotels & Resorts Worldwide, Inc.	162,736
10,200	Target Corporation	510,102
1,800	Tiffany & Company	110,592
5,180	Time Warner Cable, Inc.	369,541
16,016	Time Warner, Inc.	571,771
5,700	TJX Companies, Inc.	283,461
1,900	Urban Outfitters, Inc.[a]	56,677
1,300	VF Corporation	128,089
8,762	Viacom, Inc.	407,608
27,387	Walt Disney Company	1,180,106
120	Washington Post Company	52,507
1,058	Whirlpool Corporation	90,311
2,532	Wyndham Worldwide Corporation	80,543
1,100	Wynn Resorts, Ltd.	139,975
6,820	Yum! Brands, Inc.	350,412

	Total Consumer Discretionary	18,432,583

Consumer Staples (6.6%)
30,200	Altria Group, Inc.	786,106
9,241	Archer-Daniels-Midland Company	332,768
6,200	Avon Products, Inc.	167,648
1,525	Brown-Forman Corporation	104,158
2,800	Campbell Soup Company	92,708
2,000	Clorox Company	140,140
33,600	Coca-Cola Company	2,229,360
4,900	Coca-Cola Enterprises, Inc.	133,770
7,000	Colgate-Palmolive Company	565,320
6,400	ConAgra Foods, Inc.	152,000
2,600	Constellation Brands, Inc.[a]	52,728
6,300	Costco Wholesale Corporation	461,916
19,705	CVS Caremark Corporation	676,276
2,600	Dean Foods Company[a]	26,000
3,300	Dr. Pepper Snapple Group, Inc.	122,628
1,600	Estee Lauder Companies, Inc.	154,176
9,300	General Mills, Inc.	339,915
4,650	H.J. Heinz Company	227,013
2,200	Hershey Company	119,570
2,000	Hormel Foods Corporation	55,680
1,755	J.M. Smucker Company	125,289
3,700	Kellogg Company	199,726
5,880	Kimberly-Clark Corporation	383,788
25,260	Kraft Foods, Inc.	792,154
9,200	Kroger Company	220,524
2,200	Lorillard, Inc.	209,022
1,900	McCormick & Company, Inc.	90,877
2,922	Mead Johnson Nutrition Company	169,271
2,300	Molson Coors Brewing Company	107,847
22,897	PepsiCo, Inc.	1,474,796
26,300	Philip Morris International, Inc.	1,726,069
40,479	Procter & Gamble Company	2,493,506
4,900	Reynolds American, Inc.	174,097
5,400	Safeway, Inc.	127,116
9,300	Sara Lee Corporation	164,331
3,069	SUPERVALU, Inc.[b]	27,406

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
139

Balanced Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Common Stock (65.0%)	Value
Consumer Staples (6.6%) - continued
8,500	Sysco Corporation	$235,450
4,300	Tyson Foods, Inc.	82,517
13,400	Walgreen Company	537,876
28,400	Wal-Mart Stores, Inc.	1,478,220
2,100	Whole Foods Market, Inc.	138,390

	Total Consumer Staples	17,898,152

Energy (8.7%)
7,136	Anadarko Petroleum Corporation	584,581
5,568	Apache Corporation	728,963
6,261	Baker Hughes, Inc.	459,745
1,500	Cabot Oil & Gas Corporation	79,455
3,500	Cameron International Corporation[a]	199,850
9,500	Chesapeake Energy Corporation	318,440
29,074	Chevron Corporation	3,123,420
21,282	ConocoPhillips	1,699,581
3,300	CONSOL Energy, Inc.	176,979
5,800	Denbury Resources, Inc.[a]	141,520
6,200	Devon Energy Corporation	568,974
1,000	Diamond Offshore Drilling, Inc.[b]	77,700
10,186	El Paso Corporation	183,348
3,700	EOG Resources, Inc.	438,487
2,200	EQT Corporation	109,780
72,934	Exxon Mobil Corporation	6,135,937
1,700	FMC Technologies, Inc.[a]	160,616
13,200	Halliburton Company	657,888
1,500	Helmerich & Payne, Inc.	103,035
4,300	Hess Corporation	366,403
10,322	Marathon Oil Corporation	550,266
1,500	Massey Energy Company	102,540
2,800	Murphy Oil Corporation	205,576
4,100	Nabors Industries, Ltd.[a]	124,558
6,100	National Oilwell Varco, Inc.	483,547
1,900	Newfield Exploration Company[a]	144,419
3,700	Noble Corporation	168,794
2,500	Noble Energy, Inc.	241,625
11,800	Occidental Petroleum Corporation	1,232,982
3,900	Peabody Energy Corporation	280,644
1,700	Pioneer Natural Resources Company	173,264
2,500	QEP Resources, Inc.	101,350
2,300	Range Resources Corporation	134,458
1,800	Rowan Companies, Inc.[a]	79,524
19,725	Schlumberger, Ltd.	1,839,553
5,000	Southwestern Energy Company[a]	214,850
9,421	Spectra Energy Corporation	256,063
1,700	Sunoco, Inc.	77,503
2,100	Tesoro Corporation[a]	56,343
8,200	Valero Energy Corporation	244,524
8,500	Williams Companies, Inc.	265,030

	Total Energy	23,292,115

Financials (10.1%)
4,900	ACE, Ltd.	317,030
6,800	AFLAC, Inc.	358,904
7,796	Allstate Corporation	247,757
15,200	American Express Company	687,040
2,120	American International Group, Inc.[a,b]	74,497
1,238	American International Group, Inc. Warrants, $45.00, expires 1/20/2021[a,b]	13,779

Shares	Common Stock (65.0%)	Value
Financials (10.1%) - continued
3,540	Ameriprise Financial, Inc.	$216,223
4,750	Aon Corporation	251,560
1,654	Apartment Investment & Management Company	42,127
1,500	Assurant, Inc.	57,765
1,253	AvalonBay Communities, Inc.	150,460
145,954	Bank of America Corporation	1,945,567
18,001	Bank of New York Mellon Corporation	537,690
10,000	BB&T Corporation	274,500
25,050	Berkshire Hathaway, Inc.[a]	2,094,932
2,000	Boston Properties, Inc.	189,700
6,565	Capital One Financial Corporation	341,117
4,200	CB Richard Ellis Group, Inc.[a]	112,140
14,325	Charles Schwab Corporation	258,280
4,400	Chubb Corporation	269,764
2,351	Cincinnati Financial Corporation	77,113
420,389	Citigroup, Inc.[a]	1,858,119
1,000	CME Group, Inc.	301,550
2,600	Comerica, Inc.	95,472
7,895	Discover Financial Services	190,427
3,230	E*TRADE Financial Corporation[a]	50,485
4,100	Equity Residential	231,281
1,300	Federated Investors, Inc.[b]	34,775
13,316	Fifth Third Bancorp	184,826
3,744	First Horizon National Corporation	41,970
2,100	Franklin Resources, Inc.	262,668
7,100	Genworth Financial, Inc.[a]	95,566
7,400	Goldman Sachs Group, Inc.	1,172,678
6,400	Hartford Financial Services Group, Inc.	172,352
5,900	Health Care Property Investors, Inc.	223,846
2,500	Health Care REIT, Inc.	131,100
9,647	Host Hotels & Resorts, Inc.	169,884
7,600	Hudson City Bancorp, Inc.	73,568
12,516	Huntington Bancshares, Inc.	83,106
1,100	IntercontinentalExchange, Inc.[a]	135,894
6,700	Invesco, Ltd.	171,252
56,524	J.P. Morgan Chase & Company	2,605,756
2,700	Janus Capital Group, Inc.	33,669
12,700	KeyCorp	112,776
5,900	Kimco Realty Corporation	108,206
2,200	Legg Mason, Inc.	79,398
2,900	Leucadia National Corporation	108,866
4,611	Lincoln National Corporation	138,514
4,600	Loews Corporation	198,214
1,700	M&T Bank Corporation	150,399
7,900	Marsh & McLennan Companies, Inc.	235,499
7,600	Marshall & Ilsley Corporation	60,724
15,416	MetLife, Inc.	689,558
2,900	Moody’s Corporation	98,339
21,890	Morgan Stanley	598,035
2,200	NASDAQ OMX Group, Inc.[a]	56,848
3,500	Northern Trust Corporation	177,625
3,800	NYSE Euronext	133,646
5,300	People’s United Financial, Inc.	66,674
2,300	Plum Creek Timber Company, Inc.[b]	100,303
7,620	PNC Financial Services Group, Inc.	479,984

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
140

Balanced Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Common Stock (65.0%)	Value
Financials (10.1%) - continued
4,600	Principal Financial Group, Inc.	$147,706
9,600	Progressive Corporation	202,848
8,200	ProLogis	131,036
7,000	Prudential Financial, Inc.	431,060
2,000	Public Storage, Inc.	221,820
18,200	Regions Financial Corporation	132,132
4,253	Simon Property Group, Inc.	455,752
7,400	SLM Corporation[a]	113,220
7,300	State Street Corporation	328,062
7,200	SunTrust Banks, Inc.	207,648
3,700	T. Rowe Price Group, Inc.	245,754
1,200	Torchmark Corporation	79,776
6,325	Travelers Companies, Inc.	376,211
27,721	U.S. Bancorp	732,666
4,558	Unum Group	119,648
2,300	Ventas, Inc.	124,890
2,370	Vornado Realty Trust	207,375
75,982	Wells Fargo & Company	2,408,629
4,700	XL Group plc	115,620
2,600	Zions Bancorporation	59,956

	Total Financials	27,273,606

Health Care (7.1%)
22,400	Abbott Laboratories	1,098,720
5,756	Aetna, Inc.	215,447
4,400	Allergan, Inc.	312,488
4,000	AmerisourceBergen Corporation	158,240
13,652	Amgen, Inc.[a]	729,699
8,400	Baxter International, Inc.	451,668
3,300	Becton, Dickinson and Company	262,746
3,430	Biogen Idec, Inc.[a]	251,728
21,950	Boston Scientific Corporation[a]	157,821
24,805	Bristol-Myers Squibb Company	655,596
1,300	C.R. Bard, Inc.	129,103
5,075	Cardinal Health, Inc.	208,735
3,187	CareFusion Corporation[a]	89,873
6,800	Celgene Corporation[a]	391,204
1,100	Cephalon, Inc.[a]	83,358
1,000	Cerner Corporation[a]	111,200
3,900	CIGNA Corporation	172,692
2,150	Coventry Health Care, Inc.[a]	68,563
7,000	Covidien plc	363,580
1,400	DaVita, Inc.[a]	119,714
2,100	DENTSPLY International, Inc.	77,679
1,600	Edwards Lifesciences Corporation[a]	139,200
14,700	Eli Lilly and Company	516,999
7,600	Express Scripts, Inc.[a]	422,636
4,100	Forest Laboratories, Inc.[a]	132,430
3,700	Genzyme Corporation[a]	281,755
11,700	Gilead Sciences, Inc.[a]	496,548
2,430	Hospira, Inc.[a]	134,136
2,400	Humana, Inc.[a]	167,856
600	Intuitive Surgical, Inc.[a]	200,076
39,706	Johnson & Johnson	2,352,580
1,500	Laboratory Corporation of America Holdings[a]	138,195
2,737	Life Technologies Corporation[a]	143,474
3,680	McKesson Corporation	290,904
6,110	Medco Health Solutions, Inc.[a]	343,138
15,600	Medtronic, Inc.	613,860
44,627	Merck & Company, Inc.	1,473,137
6,300	Mylan, Inc.[a]	142,821
1,400	Patterson Companies, Inc.	45,066

Shares	Common Stock (65.0%)	Value
Health Care (7.1%) - continued
1,700	PerkinElmer, Inc.	$44,659
115,955	Pfizer, Inc.	2,355,046
2,200	Quest Diagnostics, Inc.	126,984
4,980	St. Jude Medical, Inc.	255,275
4,900	Stryker Corporation	297,920
7,050	Tenet Healthcare Corporation[a]	52,522
5,800	Thermo Fisher Scientific, Inc.[a]	322,190
15,900	UnitedHealth Group, Inc.	718,680
1,700	Varian Medical Systems, Inc.[a]	114,988
1,300	Waters Corporation[a]	112,970
1,800	Watson Pharmaceuticals, Inc.[a]	100,818
5,700	WellPoint, Inc.	397,803
2,890	Zimmer Holdings, Inc.[a]	174,932

	Total Health Care	19,219,452

Industrials (7.4%)
10,300	3M Company	963,050
1,600	Avery Dennison Corporation	67,136
10,628	Boeing Company	785,728
2,400	C.H. Robinson Worldwide, Inc.	177,912
9,200	Caterpillar, Inc.	1,024,420
1,800	Cintas Corporation	54,486
5,400	CSX Corporation	424,440
2,900	Cummins, Inc.	317,898
7,800	Danaher Corporation	404,820
6,100	Deere & Company	591,029
2,700	Dover Corporation	177,498
700	Dun & Bradstreet Corporation	56,168
4,800	Eaton Corporation	266,112
10,900	Emerson Electric Company	636,887
1,800	Equifax, Inc.	69,930
3,100	Expeditors International of Washington, Inc.	155,434
2,100	Fastenal Company[b]	136,143
4,540	FedEx Corporation	424,717
800	First Solar, Inc.[a,b]	128,672
800	Flowserve Corporation	103,040
2,600	Fluor Corporation	191,516
5,500	General Dynamics Corporation	421,080
154,200	General Electric Company	3,091,710
1,800	Goodrich Corporation	153,954
11,337	Honeywell International, Inc.	676,932
1	Huntington Ingalls Industries, Inc.[a]	42
7,200	Illinois Tool Works, Inc.	386,784
4,700	Ingersoll-Rand plc	227,057
2,900	Iron Mountain, Inc.	90,567
2,700	ITT Corporation	162,135
1,800	Jacobs Engineering Group, Inc.[a]	92,574
1,500	Joy Global, Inc.	148,215
1,600	L-3 Communications Holdings, Inc.	125,296
4,300	Lockheed Martin Corporation	345,720
5,200	Masco Corporation	72,384
5,300	Norfolk Southern Corporation	367,131
4,206	Northrop Grumman Corporation	263,758
5,250	PACCAR, Inc.	274,838
1,700	Pall Corporation	97,937
2,350	Parker Hannifin Corporation	222,498
2,900	Pitney Bowes, Inc.	74,501
2,100	Precision Castparts Corporation	309,078
3,100	Quanta Services, Inc.[a]	69,533
3,000	R.R. Donnelley & Sons Company	56,760
5,300	Raytheon Company	269,611

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
141

Balanced Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Common Stock (65.0%)	Value
Industrials (7.4%) - continued
4,405	Republic Services, Inc.	$132,326
2,100	Robert Half International, Inc.	64,260
2,100	Rockwell Automation, Inc.	198,765
2,300	Rockwell Collins, Inc.	149,109
1,400	Roper Industries, Inc.	121,044
700	Ryder System, Inc.	35,420
10,780	Southwest Airlines Company	136,151
1,200	Stericycle, Inc.[a]	106,404
4,000	Textron, Inc.	109,560
7,100	Tyco International, Ltd.	317,867
7,100	Union Pacific Corporation	698,143
14,300	United Parcel Service, Inc.	1,062,776
13,400	United Technologies Corporation	1,134,310
800	W.W. Grainger, Inc.	110,144
6,930	Waste Management, Inc.	258,766

	Total Industrials	19,792,176

Information Technology (11.8%)
7,400	Adobe Systems, Inc.[a]	245,384
8,300	Advanced Micro Devices, Inc.[a]	71,380
4,963	Agilent Technologies, Inc.[a]	222,243
2,600	Akamai Technologies, Inc.[a]	98,800
4,500	Altera Corporation	198,090
2,500	Amphenol Corporation	135,975
4,300	Analog Devices, Inc.	169,334
13,300	Apple, Inc.[a]	4,634,385
19,300	Applied Materials, Inc.	301,466
3,300	Autodesk, Inc.[a]	145,563
7,100	Automatic Data Processing, Inc.	364,301
2,600	BMC Software, Inc.[a]	129,324
6,550	Broadcom Corporation	257,939
5,575	CA, Inc.	134,803
80,200	Cisco Systems, Inc.	1,375,430
2,700	Citrix Systems, Inc.[a]	198,342
4,400	Cognizant Technology Solutions Corporation[a]	358,160
2,200	Computer Sciences Corporation	107,206
3,200	Compuware Corporation[a]	36,960
22,600	Corning, Inc.	466,238
24,300	Dell, Inc.[a]	352,593
16,600	eBay, Inc.[a]	515,264
4,800	Electronic Arts, Inc.[a]	93,744
29,824	EMC Corporation[a]	791,827
1,200	F5 Networks, Inc.[a]	123,084
3,800	Fidelity National Information Services, Inc.	124,222
2,150	Fiserv, Inc.[a]	134,848
2,300	FLIR Systems, Inc.	79,603
2,200	GameStop Corporation[a,b]	49,544
3,600	Google, Inc.[a]	2,110,356
1,900	Harris Corporation	94,240
32,861	Hewlett-Packard Company	1,346,315
80,700	Intel Corporation	1,627,719
18,000	International Business Machines Corporation	2,935,260
4,000	Intuit, Inc.[a]	212,400
2,800	Jabil Circuit, Inc.	57,204
3,200	JDS Uniphase Corporation[a]	66,688
7,600	Juniper Networks, Inc.[a]	319,808
2,400	KLA-Tencor Corporation	113,688
1,100	Lexmark International, Inc.[a]	40,744
3,300	Linear Technology Corporation	110,979
8,900	LSI Corporation[a]	60,520
1,400	MasterCard, Inc.	352,408

Shares	Common Stock (65.0%)	Value
Information Technology (11.8%) - continued
3,300	MEMC Electronic Materials, Inc.[a]	$42,768
2,700	Microchip Technology, Inc.[b]	102,627
12,400	Micron Technology, Inc.[a]	142,104
109,000	Microsoft Corporation	2,764,240
1,950	Molex, Inc.	48,984
1,900	Monster Worldwide, Inc.[a]	30,210
4,277	Motorola Mobility Holdings, Inc.[a]	104,359
4,817	Motorola Solutions, Inc.[a]	215,272
3,500	National Semiconductor Corporation	50,190
5,200	NetApp, Inc.[a]	250,536
5,100	Novell, Inc.[a]	30,243
1,300	Novellus Systems, Inc.[a]	48,269
8,450	NVIDIA Corporation[a]	155,987
56,059	Oracle Corporation	1,870,689
4,650	Paychex, Inc.	145,824
23,400	QUALCOMM, Inc.	1,283,022
2,800	Red Hat, Inc.[a]	127,092
4,200	SAIC, Inc.[a]	71,064
1,700	Salesforce.com, Inc.[a]	227,086
3,400	SanDisk Corporation[a]	156,706
11,272	Symantec Corporation[a]	208,983
5,300	Tellabs, Inc.	27,772
2,400	Teradata Corporation[a]	121,680
2,600	Teradyne, Inc.[a]	46,306
17,000	Texas Instruments, Inc.	587,520
2,400	Total System Services, Inc.	43,248
2,500	VeriSign, Inc.	90,525
7,100	Visa, Inc.	522,702
3,300	Western Digital Corporation[a]	123,057
9,462	Western Union Company	196,526
20,083	Xerox Corporation	213,884
3,700	Xilinx, Inc.	121,360
18,900	Yahoo!, Inc.[a]	314,685

	Total Information Technology	31,849,901

Materials (2.4%)
3,100	Air Products and Chemicals, Inc.	279,558
1,100	Airgas, Inc.	73,062
1,600	AK Steel Holding Corporation	25,248
14,764	Alcoa, Inc.	260,585
1,381	Allegheny Technologies, Inc.	93,521
2,600	Ball Corporation	93,210
1,600	Bemis Company, Inc.	52,496
1,000	CF Industries Holdings, Inc.	136,790
2,000	Cliffs Natural Resources, Inc.	196,560
16,777	Dow Chemical Company	633,332
13,219	E.I. du Pont de Nemours and Company	726,648
1,000	Eastman Chemical Company	99,320
3,400	Ecolab, Inc.	173,468
1,000	FMC Corporation	84,930
13,588	Freeport-McMoRan Copper & Gold, Inc.	754,813
1,200	International Flavors & Fragrances, Inc.	74,760
6,321	International Paper Company	190,768
2,480	MeadWestvaco Corporation	75,218
7,766	Monsanto Company	561,171
7,117	Newmont Mining Corporation	388,446
4,600	Nucor Corporation	211,692
2,400	Owens-Illinois, Inc.[a]	72,456

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
142

Balanced Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Common Stock (65.0%)	Value
Materials (2.4%) - continued
2,400	PPG Industries, Inc.	$228,504
4,400	Praxair, Inc.	447,040
2,328	Sealed Air Corporation	62,065
1,800	Sigma-Aldrich Corporation	114,552
1,300	Titanium Metals Corporation[a]	24,154
2,100	United States Steel Corporation[b]	113,274
1,900	Vulcan Materials Company[b]	86,640
7,740	Weyerhaeuser Company	190,404

	Total Materials	6,524,685

Telecommunications Services (2.0%)
5,800	American Tower Corporation[a]	300,556
85,579	AT&T, Inc.	2,618,717
8,594	CenturyLink, Inc.	357,081
14,410	Frontier Communications Corporation	118,450
3,800	MetroPCS Communications, Inc.[a]	61,712
43,269	Sprint Nextel Corporation[a]	200,768
40,870	Verizon Communications, Inc.	1,575,130
7,017	Windstream Corporation	90,309

	Total Telecommunications Services	5,322,723

Utilities (2.1%)
9,600	AES Corporation[a]	124,800
3,500	Ameren Corporation	98,245
6,940	American Electric Power Company, Inc.	243,872
6,124	CenterPoint Energy, Inc.	107,537
3,500	CMS Energy Corporation	68,740
4,200	Consolidated Edison, Inc.	213,024
2,900	Constellation Energy Group, Inc.	90,277
8,430	Dominion Resources, Inc.	376,821
2,400	DTE Energy Company	117,504
19,142	Duke Energy Corporation	347,427
4,700	Edison International, Inc.	171,973
2,600	Entergy Corporation	174,746
9,574	Exelon Corporation	394,832
6,067	FirstEnergy Corporation	225,025
1,107	Integrys Energy Group, Inc.	55,915
6,000	NextEra Energy, Inc.	330,720
700	Nicor, Inc.	37,590
4,034	NiSource, Inc.	77,372
2,600	Northeast Utilities	89,960
3,600	NRG Energy, Inc.[a]	77,544
1,500	ONEOK, Inc.	100,320
3,200	Pepco Holdings, Inc.	59,680
5,700	PG&E Corporation	251,826
1,600	Pinnacle West Capital Corporation	68,464
7,000	PPL Corporation	177,100
4,191	Progress Energy, Inc.	193,373
7,300	Public Service Enterprise Group, Inc.	230,023
1,600	SCANA Corporation	62,992
3,487	Sempra Energy	186,554
12,100	Southern Company	461,131
3,100	TECO Energy, Inc.	58,156
3,400	Wisconsin Energy Corporation	103,700

Shares	Common Stock (65.0%)	Value
Utilities (2.1%) - continued
6,610	Xcel Energy, Inc.	$157,913

	Total Utilities	5,535,156

	Total Common Stock (cost $142,576,568)	175,140,549

Principal Amount	Long-Term Fixed Income (37.6%)	Value
Asset-Backed Securities (1.5%)
	Countrywide Asset-Backed Certificates
444,436	5.549%, 8/25/2021[c]	371,727
	Countrywide Home Loans, Inc.
515,657	6.085%, 6/25/2021[c]	293,161
	Credit Based Asset Servicing and Securitization, LLC
327,382	5.501%, 12/25/2036	230,374
	First Horizon ABS Trust
523,083	0.380%, 10/25/2026[c,d]	430,990
913,056	0.410%, 10/25/2034[c,d]	484,198
	GMAC Mortgage Corporation Loan Trust
1,381,703	0.430%, 8/25/2035[c,d]	823,773
837,463	0.430%, 12/25/2036[c,d]	578,947
	IndyMac Seconds Asset-Backed Trust
423,185	0.420%, 10/25/2036[c,d]	91,442
	Wachovia Asset Securitization, Inc.
1,044,591	0.390%, 7/25/2037[c,d,e]	822,059

	Total Asset-Backed Securities	4,126,671

Basic Materials (0.1%)
	Corporacion Nacional del Cobre de Chile
300,000	6.375%, 11/30/2012[f]	322,626

	Total Basic Materials	322,626

Capital Goods (0.2%)
	John Deere Capital Corporation
300,000	7.000%, 3/15/2012	318,379
	United Technologies Corporation
225,000	6.050%, 6/1/2036	250,236

	Total Capital Goods	568,615

Collateralized Mortgage Obligations (0.5%)
	Bear Stearns Mortgage Funding Trust
247,376	0.530%, 8/25/2036[d]	76,946
	Merrill Lynch Mortgage Investors, Inc.
882,377	2.753%, 6/25/2035	778,524
	Thornburg Mortgage Securities Trust
359,177	0.360%, 11/25/2046[d]	354,470

	Total Collateralized Mortgage Obligations	1,209,940

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
143

Balanced Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (37.6%)	Value
Commercial Mortgage-Backed Securities (3.7%)
	Banc of America Commercial Mortgage, Inc.
$600,000	5.658%, 6/10/2049	$633,724
	Bear Stearns Commercial Mortgage Securities, Inc.
2,500,000	0.405%, 3/15/2022[d,e]	2,392,665
	Commercial Mortgage Pass- Through Certificates
2,000,000	0.385%, 12/15/2020[d,e]	1,814,378
750,000	5.306%, 12/10/2046	790,747
	Credit Suisse Mortgage Capital Certificates
1,701,988	0.425%, 10/15/2021[d,f]	1,640,464
700,000	5.467%, 9/15/2039	741,108
	General Electric Commercial Mortgage Corporation
184,674	4.641%, 3/10/2040	190,256
	GS Mortgage Securities Corporation II
1,000,000	1.317%, 3/6/2020[d,f]	1,000,199
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
800,000	5.336%, 5/15/2047	837,584

	Total Commercial Mortgage- Backed Securities	10,041,125

Communications Services (0.8%)
	America Movil SAB de CV
150,000	5.000%, 3/30/2020	154,664
	AT&T, Inc.
200,000	6.400%, 5/15/2038	204,195
	CBS Corporation
200,000	7.875%, 9/1/2023	229,094
	Cox Communications, Inc.
115,000	6.450%, 12/1/2036[b,f]	118,507
	Crown Castle Towers, LLC
250,000	4.174%, 8/15/2017[f]	248,374
	DIRECTV Holdings, LLC/DIRECTV Financing Company, Inc.
250,000	5.000%, 3/1/2021	250,880
	News America, Inc.
225,000	6.400%, 12/15/2035	231,491
	Telecom Italia Capital SA
550,000	5.250%, 11/15/2013	580,768
	Time Warner Cable, Inc.
200,000	7.300%, 7/1/2038	221,430

	Total Communications Services	2,239,403

Consumer Cyclical (0.5%)
	Harley-Davidson Financial Services, Inc.
250,000	3.875%, 3/15/2016[f]	248,816
	Wal-Mart Stores, Inc.
450,000	7.550%, 2/15/2030	572,362
	Walt Disney Company
500,000	5.625%, 9/15/2016	569,772

	Total Consumer Cyclical	1,390,950

Principal Amount	Long-Term Fixed Income (37.6%)	Value
Consumer Non-Cyclical (0.7%)
	AmerisourceBergen Corporation
$300,000	4.875%, 11/15/2019	$311,198
	Boston Scientific Corporation
225,000	7.000%, 11/15/2035	229,776
	GlaxoSmithKline Capital, Inc.
200,000	6.375%, 5/15/2038	225,414
	Kellogg Company
400,000	4.250%, 3/6/2013	421,795
	Philip Morris International, Inc.
200,000	6.375%, 5/16/2038	224,801
	Wyeth
450,000	6.000%, 2/15/2036	483,447

	Total Consumer Non-Cyclical	1,896,431

Energy (0.4%)
	BP Capital Markets plc
250,000	4.742%, 3/11/2021	250,466
	Energy Transfer Partners, LP
300,000	6.700%, 7/1/2018	339,892
	Marathon Petroleum Corporation
175,000	5.125%, 3/1/2021[f]	176,397
	Petrobras International Finance Company
175,000	5.375%, 1/27/2021	175,528
	Petro-Canada
200,000	6.800%, 5/15/2038	221,914

	Total Energy	1,164,197

Financials (2.5%)
	BAC Capital Trust XI
225,000	6.625%, 5/23/2036	220,025
	Bank of America Corporation
250,000	6.500%, 8/1/2016	276,656
	Barclays Bank plc
200,000	5.000%, 9/22/2016	212,036
	Bear Stearns Companies, Inc.
250,000	4.650%, 7/2/2018	252,470
	BNP Paribas SA
900,000	5.186%, 6/29/2049[f,g]	864,000
	Chubb Corporation
400,000	6.500%, 5/15/2038	448,664
	Citigroup, Inc.
250,000	1.235%, 4/1/2014[d]	250,146
	Fifth Third Bancorp
175,000	3.625%, 1/25/2016	174,846
	General Electric Capital Corporation
225,000	5.875%, 1/14/2038	222,137
	HCP, Inc.
175,000	3.750%, 2/1/2016	175,885
	Health Care REIT, Inc.
300,000	6.125%, 4/15/2020	317,303
	HSBC Holdings plc
200,000	6.800%, 6/1/2038	209,422
	ING Bank NV
250,000	4.000%, 3/15/2016[f]	249,651
	J.P. Morgan Chase & Company
250,000	3.450%, 3/1/2016	249,107
	Lloyds TSB Bank plc
150,000	5.800%, 1/13/2020[f]	150,148
	Merrill Lynch & Company, Inc.
450,000	5.000%, 2/3/2014	479,040

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
144

Balanced Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (37.6%)	Value
Financials (2.5%) - continued
	MetLife, Inc.
$150,000	5.000%, 6/15/2015	$161,515
	Northern Trust Corporation
250,000	3.450%, 11/4/2020	237,226
	Preferred Term Securities XXIII, Ltd.
1,167,040	0.510%, 12/22/2036[d,e]	647,707
	Prudential Financial, Inc.
225,000	5.700%, 12/14/2036	220,520
	Rabobank Nederland NV
150,000	4.750%, 1/15/2020[f]	154,838
	Wachovia Bank NA
425,000	4.875%, 2/1/2015	452,551
	Washington Mutual Bank FA
500,000	5.500%, 1/15/2013[h]	625

	Total Financials	6,626,518

Foreign Government (1.3%)
	Bank Nederlandse Gemeenten NV
500,000	4.375%, 2/16/2021[f]	508,375
	Chile Government International Bond
150,000	3.875%, 8/5/2020	146,062
	Finland Government International Bond
250,000	2.250%, 3/17/2016[f]	249,173
	Italy Government International Bond
750,000	4.375%, 6/15/2013	790,274
300,000	5.375%, 6/12/2017	318,993
	Newfoundland Government Notes
500,000	8.650%, 10/22/2022	674,226
	Quebec Government Notes
600,000	4.875%, 5/5/2014	657,530

	Total Foreign Government	3,344,633

Mortgage-Backed Securities (10.4%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
2,364	6.000%, 5/1/2012	2,566
1,576	7.000%, 8/1/2012	1,633
3,764	6.500%, 11/1/2012	4,097
17,389	6.000%, 2/1/2014	18,878
31,807	5.500%, 4/1/2014	34,370
17,395	6.000%, 4/1/2014	18,885
13,428	6.000%, 4/1/2014	14,578
16,598	6.500%, 6/1/2014	18,066
12,534	7.500%, 9/1/2014	13,600
488,768	5.500%, 12/1/2017	529,369
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
16,250	6.500%, 4/1/2024	18,359
24,929	9.000%, 11/1/2024	29,863
1,477	9.000%, 4/1/2025	1,770
2,299	7.000%, 9/1/2025	2,633
2,798	8.500%, 9/1/2025	3,342
2,214	8.000%, 1/1/2026	2,610
755	6.500%, 5/1/2026	855
9,752	6.000%, 7/1/2026	10,683
1,232	7.500%, 7/1/2026	1,424

Principal Amount	Long-Term Fixed Income (37.6%)	Value
Mortgage-Backed Securities (10.4%) - continued
$2,260	8.000%, 11/1/2026	$2,668
2,355	7.500%, 1/1/2027	2,721
4,252	6.500%, 2/1/2027	4,806
6,576	7.000%, 2/1/2027	7,548
18,138	8.000%, 3/1/2027	21,411
4,457	7.500%, 4/1/2027	5,155
1,947	7.000%, 5/1/2027	2,234
12,082	8.000%, 6/1/2027	14,275
4,395	8.500%, 7/1/2027	5,267
4,738	7.000%, 9/1/2027	5,439
7,332	8.000%, 10/1/2027	8,662
6,791	7.500%, 11/1/2027	7,853
3,235	7.500%, 12/1/2027	3,741
21,966	6.500%, 6/1/2028	24,824
10,783	7.000%, 10/1/2028	12,388
59,674	6.500%, 11/1/2028	67,440
40,645	6.000%, 3/1/2029	44,715
19,712	6.500%, 4/1/2029	22,277
37,905	6.000%, 5/1/2029	41,700
46,828	7.000%, 5/1/2029	53,840
16,062	6.500%, 7/1/2029	18,152
18,664	6.500%, 8/1/2029	21,093
7,408	7.000%, 9/1/2029	8,517
7,075	7.000%, 10/1/2029	8,134
6,685	7.500%, 11/1/2029	7,743
8,762	7.000%, 1/1/2030	10,081
14,949	7.500%, 1/1/2030	17,326
6,232	8.000%, 8/1/2030	7,359
31,990	6.000%, 3/1/2031	35,193
96,048	6.000%, 6/1/2031	105,666
84,733	6.000%, 1/1/2032	93,218
9,000,000	5.000%, 4/1/2041[i]	9,392,346
3,050,000	6.000%, 4/1/2041[i]	3,313,062
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
235	7.000%, 6/1/2011	240
49	6.500%, 7/1/2011	49
25	7.500%, 7/1/2011	25
3,523	6.500%, 5/1/2012	3,856
1,436	6.500%, 7/1/2012	1,572
5,914	7.000%, 10/1/2012	6,176
1,327	6.500%, 6/1/2013	1,453
16,246	6.000%, 11/1/2013	17,693
39,111	5.500%, 12/1/2013	42,348
19,931	6.000%, 12/1/2013	21,706
4,495	7.500%, 4/1/2015	4,977
2,850,000	3.500%, 4/1/2026[i]	2,857,125
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
4,569	10.500%, 8/1/2020	5,208
5,404	9.500%, 4/1/2025	6,504
1,008	7.500%, 9/1/2025	1,166
1,810	8.500%, 11/1/2025	2,121
5,440	6.500%, 2/1/2026	6,154
3,094	7.000%, 3/1/2026	3,567
4,627	6.500%, 4/1/2026	5,235
1,495	8.500%, 5/1/2026	1,755
2,144	7.500%, 7/1/2026	2,481
12,619	7.500%, 8/1/2026	14,602
1,787	8.000%, 8/1/2026	2,087

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
145

Balanced Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (37.6%)	Value
Mortgage-Backed Securities (10.4%) - continued
$5,928	7.000%, 11/1/2026	$6,834
2,152	8.000%, 11/1/2026	2,514
620	7.500%, 12/1/2026	717
1,540	7.500%, 2/1/2027	1,783
4,161	7.000%, 3/1/2027	4,797
4,795	7.500%, 5/1/2027	5,553
8,161	6.500%, 7/1/2027	9,232
9,446	7.000%, 7/1/2027	10,901
1,171	7.500%, 8/1/2027	1,356
27,587	8.000%, 9/1/2027	32,163
6,900	7.000%, 10/1/2027	7,964
3,912	8.000%, 12/1/2027	4,561
11,591	6.500%, 2/1/2028	13,112
5,973	7.000%, 2/1/2028	6,894
66,783	6.500%, 7/1/2028	75,547
29,910	7.000%, 8/1/2028	34,551
35,482	6.500%, 11/1/2028	40,138
15,975	6.500%, 11/1/2028	18,071
2,120	7.000%, 11/1/2028	2,450
50,283	6.000%, 12/1/2028	55,365
24,789	7.000%, 12/1/2028	28,635
26,660	6.000%, 3/1/2029	29,354
32,633	6.500%, 6/1/2029	36,916
41,657	6.000%, 7/1/2029	45,867
2,031	6.500%, 7/1/2029	2,298
45,582	7.500%, 8/1/2029	52,881
25,497	6.000%, 11/1/2029	28,074
27,800	7.000%, 11/1/2029	32,138
18,291	7.000%, 11/1/2029	21,145
13,474	8.500%, 4/1/2030	15,821
8,498	7.500%, 8/1/2030	9,865
72,723	6.500%, 7/1/2031	82,267
30,705	6.500%, 10/1/2031	34,735
36,476	6.500%, 12/1/2031	41,262
44,854	6.500%, 5/1/2032	50,740
253,684	6.500%, 7/1/2032	286,975
3,850,000	4.500%, 4/1/2041[i]	3,917,976
4,500,000	5.500%, 4/1/2041[i]	4,812,187
	Government National Mortgage Association 15-Yr. Pass Through
117	6.500%, 6/15/2011	118
1,641	7.000%, 4/15/2012	1,700
20,182	6.000%, 7/15/2014	21,857
	Government National Mortgage Association 30-Yr. Pass Through
3,803	9.500%, 12/15/2024	4,583
4,954	9.500%, 1/15/2025	5,986
2,655	7.500%, 8/15/2025	3,081
10,381	7.000%, 1/15/2026	11,975
12,420	7.000%, 1/15/2026	14,327
10,898	7.000%, 4/15/2026	12,572
13,494	6.000%, 5/15/2026	14,944
3,515	7.500%, 5/15/2026	4,078
14,537	7.000%, 6/15/2026	16,770
6,806	8.500%, 6/15/2026	8,148
2,462	8.500%, 7/15/2026	2,948
12,624	8.000%, 9/15/2026	14,814
3,650	7.500%, 10/15/2026	4,234
2,184	8.000%, 11/15/2026	2,563
1,639	8.500%, 11/15/2026	1,963

Principal Amount	Long-Term Fixed Income (37.6%)	Value
Mortgage-Backed Securities (10.4%) - continued
$2,345	9.000%, 12/15/2026	$2,816
15,444	7.500%, 4/15/2027	17,937
5,391	8.000%, 6/20/2027	6,319
1,136	8.000%, 8/15/2027	1,335
70,308	6.500%, 10/15/2027	79,668
18,277	7.000%, 10/15/2027	21,104
22,980	7.000%, 11/15/2027	26,534
1,206	7.000%, 11/15/2027	1,392
84,310	7.000%, 7/15/2028	97,431
16,241	7.500%, 7/15/2028	18,883
43,929	6.500%, 9/15/2028	49,749
55,075	6.000%, 12/15/2028	60,938
27,692	6.500%, 1/15/2029	31,361
185,099	6.500%, 3/15/2029	209,625
32,079	6.500%, 4/15/2029	36,329
18,564	7.000%, 4/15/2029	21,468
76,039	6.000%, 6/15/2029	84,134
42,938	7.000%, 6/15/2029	49,655
23,017	8.000%, 5/15/2030	27,124
34,000	7.000%, 9/15/2031	39,367
45,804	6.500%, 2/15/2032	51,873

	Total Mortgage-Backed Securities	28,077,877

Technology (0.3%)
	Cisco Systems, Inc.
250,000	1.625%, 3/14/2014	249,588
	International Business Machines Corporation
500,000	7.500%, 6/15/2013	565,278

	Total Technology	814,866

Transportation (0.1%)
	Delta Air Lines, Inc.
150,000	4.950%, 11/23/2019[b]	151,500
	Union Pacific Corporation
125,000	6.500%, 4/15/2012	132,165

	Total Transportation	283,665

U.S. Government and Agencies (13.8%)
	Federal Home Loan Mortgage Corporation
500,000	0.750%, 3/28/2013	499,141
2,500,000	5.125%, 11/17/2017	2,816,190
	Federal National Mortgage Association
500,000	2.875%, 12/11/2013	521,433
1,500,000	5.625%, 4/17/2028	1,687,748
	Resolution Funding Corporation
1,000,000	8.625%, 1/15/2021	1,413,691
	Tennessee Valley Authority
150,000	5.250%, 9/15/2039	157,319
	U.S. Treasury Bonds
1,000,000	4.625%, 2/15/2040	1,019,688
	U.S. Treasury Notes
1,750,000	1.000%, 3/31/2012	1,761,690
1,500,000	0.375%, 8/31/2012	1,497,480
2,000,000	0.625%, 12/31/2012	1,998,282
1,750,000	2.000%, 11/30/2013	1,790,605
5,750,000	1.250%, 2/15/2014[b]	5,753,594
1,000,000	4.250%, 8/15/2014	1,093,516
4,500,000	2.375%, 8/31/2014	4,632,187

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
146

Balanced Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (37.6%)	Value
U.S. Government and Agencies (13.8%) - continued
$2,650,000	2.000%, 1/31/2016	$2,630,745
1,000,000	2.625%, 2/29/2016	1,020,312
1,500,000	3.000%, 2/28/2017	1,534,687
1,500,000	3.250%, 3/31/2017	1,554,375
1,000,000	2.250%, 11/30/2017	965,938
2,925,000	3.625%, 2/15/2021[b]	2,966,591

	Total U.S. Government and Agencies	37,315,212

U.S. Municipals (0.1%)
	Chicago Metropolitan Water Reclamation District General Obligation Bonds (Build America Bonds)
150,000	5.720%, 12/1/2038	148,062

	Total U.S. Municipals	148,062

Utilities (0.7%)
	Commonwealth Edison Company
225,000	5.900%, 3/15/2036	229,193
	Oncor Electric Delivery Company
425,000	6.375%, 1/15/2015	476,960
	ONEOK Partners, LP
225,000	6.650%, 10/1/2036	238,842
	Progress Energy, Inc.
300,000	7.000%, 10/30/2031	346,151
	Southern California Edison Company
225,000	5.000%, 1/15/2014	244,028
	Xcel Energy, Inc.
225,000	6.500%, 7/1/2036	249,944

	Total Utilities	1,785,118

	Total Long-Term Fixed Income (cost $102,468,768)	101,355,909

Shares	Collateral Held for Securities Loaned (3.8%)	Value
10,152,866	Thrivent Financial Securities
	Lending Trust	10,152,866

	Total Collateral Held for Securities Loaned (cost $10,152,866)	10,152,866

Principal Amount	Short-Term Investments (6.2%)[j]	Value
	Federal Home Loan Bank Discount Notes
16,000,000	0.080%, 4/13/2011	15,999,574

Principal Amount	Short-Term Investments (6.2%)[j]	Value
	Federal Home Loan Mortgage Corporation Discount Notes
650,000	0.160%, 8/29/2011[k]	$649,574

	Total Short-Term Investments (at amortized cost)	16,649,148

	Total Investments (cost $271,847,350) 112.6%	$303,298,472

	Other Assets and Liabilities, Net (12.6%)	(33,847,799)

	Total Net Assets 100.0%	$269,450,673

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	All or a portion of the security is insured or guaranteed.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 31, 2011.
e

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Balanced Portfolio owned as of March 31, 2011.

Security	Acquisition Date	Amortized Cost
Bear Stearns Commercial Mortgage Securities, Inc.	3/30/2007	$2,500,000
Commercial Mortgage Pass- Through Certificates	10/18/2006	2,000,000
Preferred Term Securities XXIII, Ltd.	9/14/2006	1,167,039
Wachovia Asset Securitization, Inc.	3/16/2007	1,044,591

f

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2011, the value of these investments was $5,931,568 or 2.2% of total net assets.

g	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
h	Defaulted security. Interest is not being accrued.
i	Denotes investments purchased on a when-issued or delayed delivery basis.
j	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
k	At March 31, 2011, $649,574 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

REIT	-	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
147

Balanced Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$69,809,539
Gross unrealized depreciation	(38,358,417)
Net unrealized appreciation (depreciation)	$31,451,122

Cost for federal income tax purposes	$271,847,350

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2011, in valuing Balanced Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	18,432,583	18,432,583	–	–
Consumer Staples	17,898,152	17,898,152	–	–
Energy	23,292,115	23,292,115	–	–
Financials	27,273,606	27,273,606	–	–
Health Care	19,219,452	19,219,452	–	–
Industrials	19,792,176	19,792,176	–	–
Information Technology	31,849,901	31,849,901	–	–
Materials	6,524,685	6,524,685	–	–
Telecommunications Services	5,322,723	5,322,723	–	–
Utilities	5,535,156	5,535,156	–	–
Long-Term Fixed Income
Asset-Backed Securities	4,126,671	–	4,126,671	–
Basic Materials	322,626	–	322,626	–
Capital Goods	568,615	–	568,615	–
Collateralized Mortgage Obligations	1,209,940	–	1,209,940	–
Commercial Mortgage-Backed Securities	10,041,125	–	10,041,125	–
Communications Services	2,239,403	–	2,239,403	–
Consumer Cyclical	1,390,950	–	1,390,950	–
Consumer Non-Cyclical	1,896,431	–	1,896,431	–
Energy	1,164,197	–	1,164,197	–
Financials	6,626,518	–	5,978,811	647,707
Foreign Government	3,344,633	–	3,344,633	–
Mortgage-Backed Securities	28,077,877	–	28,077,877	–
Technology	814,866	–	814,866	–
Transportation	283,665	–	283,665	–
U.S. Government and Agencies	37,315,212	–	37,315,212	–
U.S. Municipals	148,062	–	148,062	–
Utilities	1,785,118	–	1,785,118	–
Collateral Held for Securities Loaned	10,152,866	10,152,866	–	–
Short-Term Investments	16,649,148	–	16,649,148	–

Total	$303,298,472	$185,293,415	$117,357,350	$647,707

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	39,468	39,468	–	–

Total Asset Derivatives	$39,468	$39,468	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
148

Balanced Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Balanced Portfolio.

Investments in Securities	Value December 31, 2010	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)*	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Value March 31, 2010
Long-Term Fixed Income
Asset-Backed Securities	821,946	–	51,450	–	(51,337)	–	(822,059)	–
Financials	615,298	–	37,365	–	(4,956)	–	–	647,707

Total	$1,,437,244	$–	$88,815	$–	($56,293)	$–	($822,059)	$647,707

*	Includes the change in net unrealized appreciation/(depreciation) on level 3 securities held on March 31, 2011 of $35,011.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 500 Index Futures	8	June 2011	$2,602,532	$2,642,000	$39,468
Total Futures Contracts					$39,468

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Balanced Portfolio, is as follows:

Portfolio	Value December 31, 2010	Gross Purchases	Gross Sales	Shares Held at March 31, 2011	Value March 31, 2011	Income Earned January 1, 2011 - March 31, 2011
Thrivent Financial Securities Lending Trust	$962,860	$23,195,366	$14,005,360	10,152,866	$10,152,866	$3,951
Total Value and Income Earned	962,860				10,152,866	3,951

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
149

High Yield Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Principal Amount	Bank Loans (2.1%)[a]	Value
Financials (0.5%)
	Nuveen Investments, Inc., Term Loan
$3,605,000	12.500%, 7/31/2015	$3,859,621

	Total Financials	3,859,621

Technology (0.4%)
	First Data Corporation, Term Loan
3,160,000	3.002%, 9/24/2014	3,024,720

	Total Technology	3,024,720

Utilities (1.2%)
	Energy Future Holdings, Term Loan
11,109,856	3.783%, 10/10/2014	9,351,499

	Total Utilities	9,351,499

	Total Bank Loans (cost $16,554,344)	16,235,840

Principal Amount	Long-Term Fixed Income (92.7%)	Value
Asset-Backed Securities (0.7%)
	Countrywide Asset-Backed Certificates
223,849	0.360%, 6/25/2021[b,c]	217,899
	J.P. Morgan Mortgage Acquisition Corporation
2,600,000	5.461%, 10/25/2036	2,095,072
	Renaissance Home Equity Loan Trust
2,659,059	5.746%, 5/25/2036	1,982,573
1,800,000	6.011%, 5/25/2036	1,171,784

	Total Asset-Backed Securities	5,467,328

Basic Materials (8.0%)
	ABI Escrow Corporation
2,660,000	10.250%, 10/15/2018[d]	2,939,300
	APERAM
1,570,000	7.750%, 4/1/2018[d]	1,601,400
	Arch Coal, Inc.
1,650,000	7.250%, 10/1/2020	1,769,625
	Cascades, Inc.
1,000,000	7.750%, 12/15/2017	1,056,250
	CONSOL Energy, Inc.
1,900,000	8.000%, 4/1/2017	2,080,500
2,770,000	8.250%, 4/1/2020	3,071,237
	Drummond Company, Inc.
800,000	9.000%, 10/15/2014[d]	848,000
	FMG Finance, Pty., Ltd.
2,630,000	7.000%, 11/1/2015[d]	2,728,625
	FMG Resources
2,630,000	6.875%, 2/1/2018[d]	2,741,775
	Graphic Packaging International, Inc.
800,000	9.500%, 6/15/2017	888,000
1,600,000	7.875%, 10/1/2018	1,714,000
	Hexion Finance Escrow, LLC
5,090,000	8.875%, 2/1/2018	5,382,675
	Hexion US Finance Corporation/ Hexion Nova Scotia Finance ULC
3,150,000	9.000%, 11/15/2020[d]	3,266,156

Principal Amount	Long-Term Fixed Income (92.7%)	Value
Basic Materials (8.0%) - continued
	James River Escrow, Inc.
$3,130,000	7.875%, 4/1/2019[d]	$3,239,550
	Lyondell Chemical Company
2,339,000	8.000%, 11/1/2017[d]	2,578,747
2,696,790	11.000%, 5/1/2018	3,027,147
	Midwest Vanadium Pty., Ltd.
2,630,000	11.500%, 2/15/2018[d]	2,712,188
	NOVA Chemicals Corporation
5,610,000	8.625%, 11/1/2019	6,276,188
	Novelis, Inc.
3,950,000	8.750%, 12/15/2020[d]	4,345,000
	Ryerson Holding Corporation
4,770,000	Zero Coupon, 2/1/2015	2,516,175
	Ryerson, Inc.
2,300,000	12.000%, 11/1/2015	2,495,500
	Severstal Columbus, LLC
1,600,000	10.250%, 2/15/2018	1,768,000
	Steel Dynamics, Inc.
3,330,000	7.750%, 4/15/2016	3,546,450

	Total Basic Materials	62,592,488

Capital Goods (9.8%)
	Abengoa Finance SAU
5,280,000	8.875%, 11/1/2017[d]	5,266,800
	Associated Materials, LLC
4,800,000	9.125%, 11/1/2017[d]	5,136,000
	BE Aerospace, Inc.
3,720,000	6.875%, 10/1/2020	3,850,200
	Case New Holland, Inc.
5,300,000	7.875%, 12/1/2017[d]	5,889,625
	Cemex SAB de CV
2,610,000	5.307%, 9/30/2015[c,d,e]	2,593,688
3,810,000	9.000%, 1/11/2018[d]	3,995,737
	Coleman Cable, Inc.
2,420,000	9.000%, 2/15/2018	2,547,050
	DRS Technologies, Inc.
3,400,000	6.625%, 2/1/2016	3,510,405
	EnergySolutions, Inc.
2,650,000	10.750%, 8/15/2018[d]	2,941,500
	Graham Packaging Company, LP
1,060,000	8.250%, 10/1/2018	1,136,850
	Graham Packaging Company, LP/GPC Capital Corporation I
3,515,000	9.875%, 10/15/2014[f]	3,633,631
2,550,000	8.250%, 1/1/2017[f]	2,734,875
	Liberty Tire Recycling
2,660,000	11.000%, 10/1/2016[d]	2,985,850
	Manitowoc Company, Inc.
4,730,000	8.500%, 11/1/2020	5,072,925
	Nortek, Inc.
3,160,000	10.000%, 12/1/2018[d,f]	3,404,900
	Owens-Illinois, Inc.
3,470,000	7.800%, 5/15/2018	3,786,638
	Packaging Dynamics Corporation
790,000	8.750%, 2/1/2016[d]	807,775
	Plastipak Holdings, Inc.
2,995,000	8.500%, 12/15/2015[d]	3,144,750
500,000	10.625%, 8/15/2019[d]	570,000
	RBS Global, Inc./Rexnord Corporation
1,330,000	11.750%, 8/1/2016[f]	1,426,425
4,520,000	8.500%, 5/1/2018	4,881,600

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
150

High Yield Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (92.7%)	Value
Capital Goods (9.8%) - continued
	Reynolds Group Issuer, Inc.
$1,580,000	9.000%, 4/15/2019[d]	$1,635,300
2,630,000	8.250%, 2/15/2021[d]	2,603,700
	RSC Equipment Rental, Inc.
2,272,000	9.500%, 12/1/2014	2,379,920
950,000	8.250%, 2/1/2021[d]	988,000

	Total Capital Goods	76,924,144

Communications Services (14.7%)
	CCO Holdings, LLC
4,250,000	7.250%, 10/30/2017	4,441,250
2,110,000	7.000%, 1/15/2019	2,162,750
	Cengage Learning Acquisitions, Inc.
5,340,000	10.500%, 1/15/2015[d]	5,446,800
	Citadel Broadcasting Corporation
3,260,000	7.750%, 12/15/2018[d]	3,533,025
	Clear Channel Worldwide Holdings, Inc.
5,400,000	9.250%, 12/15/2017	5,919,750
	Cricket Communications, Inc.
5,620,000	7.750%, 10/15/2020[f]	5,662,150
	CSC Holdings, Inc.
3,450,000	8.500%, 6/15/2015	3,769,125
1,150,000	8.625%, 2/15/2019	1,316,750
	Digicel Group, Ltd.
4,210,000	8.250%, 9/1/2017[d]	4,462,600
	Frontier Communications Corporation
3,190,000	8.250%, 4/15/2017	3,445,200
3,180,000	8.125%, 10/1/2018	3,422,475
2,600,000	8.500%, 4/15/2020	2,817,750
	Intelsat Jackson Holdings SA
4,520,000	7.250%, 10/15/2020[d]	4,520,000
2,610,000	7.500%, 4/1/2021[d,e]	2,616,525
	Intelsat Luxembourg SA
9,647,153	11.500%, 2/4/2017	10,587,750
	LBI Media, Inc.
2,090,000	9.250%, 4/15/2019[d]	2,095,225
	Nielsen Finance, LLC/Nielsen Finance Company
975,000	11.500%, 5/1/2016	1,148,063
2,800,000	7.750%, 10/15/2018[d]	3,003,000
	NII Capital Corporation
5,330,000	8.875%, 12/15/2019	5,863,000
2,090,000	7.625%, 4/1/2021	2,137,025
	Ono Finance II plc
3,400,000	10.875%, 7/15/2019[d]	3,638,000
	PAETEC Holding Corporation
4,300,000	9.500%, 7/15/2015[f]	4,504,250
	Quebecor Media, Inc.
3,790,000	7.750%, 3/15/2016	3,932,125
	TW Telecom Holdings, Inc.
2,400,000	8.000%, 3/1/2018	2,589,000
	UPC Holding BV
4,500,000	9.875%, 4/15/2018[d]	4,972,500
	Videotron Ltee
2,290,000	9.125%, 4/15/2018	2,570,525
	Virgin Media Finance plc
5,240,000	9.125%, 8/15/2016	5,554,400
1,790,000	8.375%, 10/15/2019	2,013,750
	Wind Acquisition Finance SA
2,495,000	7.250%, 2/15/2018[d]	2,607,275

Principal Amount	Long-Term Fixed Income (92.7%)	Value
Communications Services (14.7%) - continued
	XM Satellite Radio, Inc.
$3,680,000	7.625%, 11/1/2018[d]	$3,882,400

	Total Communications Services	114,634,438

Consumer Cyclical (18.1%)
	American Axle & Manufacturing, Inc.
2,150,000	5.250%, 2/11/2014[f]	2,150,000
2,130,000	7.875%, 3/1/2017[f]	2,161,950
	Beazer Homes USA, Inc.
4,250,000	6.875%, 7/15/2015[f]	4,186,250
3,680,000	9.125%, 5/15/2019[d]	3,721,400
	Bon-Ton Stores, Inc.
2,120,000	10.250%, 3/15/2014[f]	2,173,000
	Burlington Coat Factory Warehouse Corporation
3,650,000	10.000%, 2/15/2019[d,f]	3,540,500
	Circus & Eldorado Joint Venture/Silver Legacy Capital Corporation
3,020,000	10.125%, 3/1/2012	2,978,475
	Dana Holding Corporation
2,950,000	6.500%, 2/15/2019[f]	2,935,250
1,630,000	6.750%, 2/15/2021	1,630,000
	DineEquity, Inc.
4,200,000	9.500%, 10/30/2018[d]	4,557,000
	FireKeepers Development Authority
3,030,000	13.875%, 5/1/2015[d]	3,590,550
	Ford Motor Credit Company, LLC
6,120,000	8.000%, 6/1/2014	6,806,535
5,320,000	7.000%, 4/15/2015	5,758,506
	Gaylord Entertainment Company
6,650,000	6.750%, 11/15/2014	6,758,063
	Goodyear Tire & Rubber Company
3,190,000	8.250%, 8/15/2020[f]	3,413,300
	Harrah’s Operating Company, Inc.
3,700,000	10.000%, 12/15/2018[f]	3,376,250
	KB Home
3,460,000	6.250%, 6/15/2015[f]	3,425,400
	Lear Corporation
2,200,000	7.875%, 3/15/2018	2,392,500
2,200,000	8.125%, 3/15/2020	2,420,000
	Limited Brands, Inc.
1,570,000	6.625%, 4/1/2021	1,605,325
	Macy’s Retail Holdings, Inc.
2,140,000	8.375%, 7/15/2015	2,487,750
	Marina District Finance Company, Inc.
4,760,000	9.500%, 10/15/2015[d,f]	4,980,150
530,000	9.875%, 8/15/2018[d,f]	554,513
	NCL Corporation, Ltd.
2,170,000	11.750%, 11/15/2016	2,506,350
4,470,000	9.500%, 11/15/2018[d]	4,704,675
	Peninsula Gaming, LLC
2,170,000	8.375%, 8/15/2015[f]	2,316,475
530,000	10.750%, 8/15/2017[d]	581,675
3,990,000	10.750%, 8/15/2017	4,379,025

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
151

High Yield Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (92.7%)	Value
Consumer Cyclical (18.1%) - continued
	Realogy Corporation
$2,130,000	11.500%, 4/15/2017[d,f]	$2,199,225
	Realogy Corporation, Convertible
1,570,000	11.000%, 4/15/2018[d]	1,758,400
	Rite Aid Corporation
3,400,000	7.500%, 3/1/2017	3,400,000
1,530,000	9.500%, 6/15/2017	1,375,088
	Sears Holdings Corporation
3,600,000	6.625%, 10/15/2018[d]	3,492,000
	Seminole Indian Tribe of Florida
1,970,000	7.750%, 10/1/2017[d,f]	2,083,275
5,540,000	7.804%, 10/1/2020[d]	5,477,509
	Service Corporation International
2,100,000	6.750%, 4/1/2015	2,236,500
	Shingle Springs Tribal Gaming Authority
5,950,000	9.375%, 6/15/2015[d]	3,927,000
	Speedway Motorsports, Inc.
1,580,000	6.750%, 2/1/2019[d]	1,591,850
	Tunica-Biloxi Gaming Authority
4,770,000	9.000%, 11/15/2015[g]	4,728,262
	Universal City Development Partners, Ltd.
1,730,000	8.875%, 11/15/2015	1,883,537
2,670,000	10.875%, 11/15/2016	2,997,075
	West Corporation
4,650,000	8.625%, 10/1/2018[d]	4,894,125
3,940,000	7.875%, 1/15/2019[d]	4,013,875
	WMG Holdings Corporation
3,650,000	9.500%, 12/15/2014[f]	3,723,000

	Total Consumer Cyclical	141,871,588

Consumer Non-Cyclical (11.2%)
	Apria Healthcare Group, Inc.
1,010,000	12.375%, 11/1/2014	1,097,112
	Biomet, Inc.
2,090,000	10.375%, 10/15/2017	2,296,388
1,810,000	11.625%, 10/15/2017	2,018,150
	Blue Merger Sub, Inc.
1,300,000	7.625%, 2/15/2019[d]	1,317,875
	Capella Healthcare, Inc.
3,960,000	9.250%, 7/1/2017[d]	4,217,400
	Diversey Holdings, Inc.
2,761,170	10.500%, 5/15/2020	3,206,410
	Diversey, Inc.
1,580,000	8.250%, 11/15/2019	1,694,550
	DJO Finance, LLC/DJO Finance Corporation
3,475,000	10.875%, 11/15/2014	3,787,750
2,700,000	9.750%, 10/15/2017[d]	2,835,000
	Giant Funding Corporation
1,050,000	8.250%, 2/1/2018[d]	1,077,562
	HCA, Inc.
3,664,000	9.625%, 11/15/2016	3,947,960
2,710,000	8.500%, 4/15/2019	3,008,100
4,270,000	7.250%, 9/15/2020	4,568,900
	HealthSouth Corporation
1,310,000	7.250%, 10/1/2018	1,354,212
	Ingles Markets, Inc.
1,600,000	8.875%, 5/15/2017	1,718,000
	Jarden Corporation
3,730,000	7.500%, 5/1/2017	3,981,775
1,070,000	7.500%, 1/15/2020	1,123,500

Principal Amount	Long-Term Fixed Income (92.7%)	Value
Consumer Non-Cyclical (11.2%) - continued
	JBS Finance II, Ltd.
$5,050,000	8.250%, 1/29/2018[d]	$5,188,875
	JBS USA, LLC/JBS USA Finance, Inc.
3,150,000	11.625%, 5/1/2014	3,654,000
	Libbey Glass, Inc.
1,539,000	10.000%, 2/15/2015	1,677,510
	Michael Foods, Inc.
4,240,000	9.750%, 7/15/2018[d]	4,632,200
	Mylan, Inc.
3,210,000	7.875%, 7/15/2020[d]	3,490,875
	Revlon Consumer Products Corporation
3,730,000	9.750%, 11/15/2015	4,037,725
	Select Medical Corporation
3,075,000	7.625%, 2/1/2015	3,128,813
3,100,000	6.211%, 9/15/2015[c,f]	3,018,625
	Spectrum Brands, Inc.
3,700,000	9.500%, 6/15/2018[d]	4,079,250
	STHI Holding Corporation
1,570,000	8.000%, 3/15/2018[d]	1,624,950
	Visant Corporation
3,840,000	10.000%, 10/1/2017	4,147,200
	Warner Chilcott Company, LLC
5,020,000	7.750%, 9/15/2018[d]	5,258,450

	Total Consumer Non-Cyclical	87,189,117

Energy (12.1%)
	Chesapeake Energy Corporation
3,190,000	6.875%, 8/15/2018	3,469,125
	Citgo Petroleum Corporation
3,810,000	11.500%, 7/1/2017[d]	4,438,650
	Coffeyville Resources, LLC
1,584,000	9.000%, 4/1/2015[d]	1,722,600
3,600,000	10.875%, 4/1/2017[d]	4,095,000
	Compagnie Generale de Geophysique-Veritas
1,280,000	9.500%, 5/15/2016	1,427,200
	Connacher Oil and Gas, Ltd.
1,220,000	11.750%, 7/15/2014[d]	1,311,500
3,440,000	10.250%, 12/15/2015[d]	3,646,400
	Denbury Resources, Inc.
800,000	9.750%, 3/1/2016	902,000
428,000	8.250%, 2/15/2020	478,290
1,710,000	6.375%, 8/15/2021	1,752,750
	Energy XXI Gulf Coast, Inc.
2,110,000	9.250%, 12/15/2017[d]	2,257,700
2,630,000	7.750%, 6/15/2019[d]	2,636,575
	Forest Oil Corporation
4,130,000	7.250%, 6/15/2019	4,315,850
	Harvest Operations Corporation
5,290,000	6.875%, 10/1/2017[d]	5,488,375
	Helix Energy Solutions Group, Inc.
4,000,000	9.500%, 1/15/2016[d]	4,220,000
	Linn Energy, LLC
2,250,000	8.625%, 4/15/2020[d]	2,497,500
2,195,000	7.750%, 2/1/2021[d]	2,343,163
	McJunkin Red Man Corporation
4,290,000	9.500%, 12/15/2016[d]	4,343,625
	MEG Energy Corporation
1,300,000	6.500%, 3/15/2021[d]	1,321,125

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
152

High Yield Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (92.7%)	Value
Energy (12.1%) - continued
	Newfield Exploration Company
$3,900,000	6.625%, 4/15/2016	$4,031,625
	Oasis Petroleum, Inc.
2,670,000	7.250%, 2/1/2019[d]	2,703,375
	Offshore Group Investments, Ltd.
1,060,000	11.500%, 8/1/2015[d]	1,176,600
	Petrohawk Energy Corporation
850,000	10.500%, 8/1/2014	976,437
3,190,000	7.250%, 8/15/2018	3,285,700
	Pioneer Natural Resources Company
3,200,000	7.500%, 1/15/2020[f]	3,603,930
	Plains Exploration & Production Company
1,670,000	7.750%, 6/15/2015	1,743,062
4,270,000	10.000%, 3/1/2016	4,814,425
	Precision Drilling Corporation
2,450,000	6.625%, 11/15/2020[d]	2,523,500
	QEP Resources, Inc.
3,670,000	6.875%, 3/1/2021	3,853,500
	SandRidge Energy, Inc.
3,680,000	8.000%, 6/1/2018[d]	3,854,800
	SM Energy Company
1,320,000	6.625%, 2/15/2019[d]	1,354,650
	Southwestern Energy Company
2,950,000	7.500%, 2/1/2018	3,344,562
	United Refining Company
4,710,000	10.500%, 2/28/2018[d]	4,680,563

	Total Energy	94,614,157

Financials (7.5%)
	ACE Cash Express, Inc.
2,630,000	11.000%, 2/1/2019[d]	2,676,025
	Ally Financial, Inc.
2,080,000	7.500%, 12/31/2013	2,238,600
2,650,000	8.000%, 3/15/2020	2,885,187
5,590,000	7.500%, 9/15/2020[d]	5,960,338
	Aviv Healthcare Properties, LP
3,160,000	7.750%, 2/15/2019[d]	3,294,300
	Bank of America Corporation
3,660,000	8.125%, 12/29/2049[f,h]	3,935,854
	CIT Group, Inc.
2,870,000	5.250%, 4/1/2014[d,f]	2,887,994
7,400,000	7.000%, 5/1/2017[f]	7,409,251
	Developers Diversified Realty Corporation
3,190,000	7.875%, 9/1/2020	3,657,788
	Harbinger Group, Inc.
2,100,000	10.625%, 11/15/2015[d,f]	2,163,000
	Icahn Enterprises, LP
4,730,000	7.750%, 1/15/2016	4,860,075
5,780,000	8.000%, 1/15/2018	5,938,950
	ING Capital Funding Trust III
1,600,000	3.907%, 12/31/2049[c,h]	1,551,325
	International Lease Finance Corporation
2,250,000	8.625%, 9/15/2015[d]	2,475,000
1,950,000	8.750%, 3/15/2017[d]	2,193,750
1,600,000	8.875%, 9/1/2017[f]	1,804,000
	Nuveen Investments, Inc.
2,630,000	10.500%, 11/15/2015[d]	2,689,175

	Total Financials	58,620,612

Principal Amount	Long-Term Fixed Income (92.7%)	Value
Technology (3.7%)
	Advanced Micro Devices, Inc.
$3,200,000	8.125%, 12/15/2017	$3,328,000
930,000	7.750%, 8/1/2020	955,575
	Equinix, Inc.
3,770,000	8.125%, 3/1/2018	4,081,025
	First Data Corporation
2,090,000	11.250%, 3/31/2016	2,082,163
1,040,000	7.375%, 6/15/2019[d,e]	1,056,900
1,850,000	12.625%, 1/15/2021[d]	2,007,250
	Freescale Semiconductor, Inc.
1,500,000	10.125%, 12/15/2016[f]	1,593,750
4,530,000	10.750%, 8/1/2020[d,f]	5,084,925
	NXP BV/NXP Funding, LLC
3,190,000	9.500%, 10/15/2015	3,389,375
2,660,000	9.750%, 8/1/2018[d]	2,979,200
	Seagate HDD Cayman
2,100,000	7.750%, 12/15/2018[d]	2,173,500

	Total Technology	28,731,663

Transportation (2.8%)
	American Petroleum Tankers LLC
1,330,000	10.250%, 5/1/2015[d]	1,399,825
	Continental Airlines, Inc.
3,000,000	6.750%, 9/15/2015[d]	3,026,250
	Delta Air Lines, Inc.
1,410,000	9.500%, 9/15/2014[d]	1,498,125
	Hertz Corporation
5,750,000	6.750%, 4/15/2019[d]	5,699,688
	Navios Maritime Acquisition Corporation
1,050,000	8.625%, 11/1/2017	1,086,750
	Navios Maritime Holdings, Inc.
1,330,000	8.875%, 11/1/2017	1,441,387
3,270,000	8.125%, 2/15/2019[d]	3,294,525
	United Air Lines, Inc.
2,122,559	9.750%, 1/15/2017	2,409,104
	United Maritime Group, LLC/United Maritime Group Finance Corporation
2,140,000	11.750%, 6/15/2015	2,220,250

	Total Transportation	22,075,904

Utilities (4.1%)
	AES Corporation
4,230,000	7.750%, 10/15/2015	4,568,400
	Covanta Holding Corporation
2,600,000	7.250%, 12/1/2020	2,723,167
	Crosstex Energy/Crosstex Energy Finance Corporation
3,730,000	8.875%, 2/15/2018	4,065,700
	Holly Energy Partners LP
2,130,000	8.250%, 3/15/2018[d]	2,268,450
	Inergy, LP
5,060,000	7.000%, 10/1/2018[d]	5,262,400
	NRG Energy, Inc.
5,740,000	7.375%, 2/1/2016	5,940,900
	Regency Energy Partners, LP
3,670,000	6.875%, 12/1/2018	3,908,550

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
153

High Yield Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (92.7%)	Value
Utilities (4.1%) - continued
	Targa Resources Partners, LP
$3,460,000	7.875%, 10/15/2018[d]	$3,650,300

	Total Utilities	32,387,867

	Total Long-Term Fixed Income (cost $682,264,495)	725,109,306

Shares	Preferred Stock (1.6%)	Value
Financials (1.6%)
3,381	Ally Financial, Inc., 7.000%d,[h]	3,146,020
62,690	Ally Financial, Inc., 8.500%h,[i]	1,559,101
26,500	Citigroup, Inc., Convertible, 7.500%	3,352,250
45,250	GMAC Capital Trust I, 8.125%[i]	1,153,875
3,000	Wells Fargo & Company, Convertible, 7.500%[h]	3,105,600

	Total Financials	12,316,846

	Total Preferred Stock (cost $9,181,085)	12,316,846

Shares	Common Stock (<0.1%)	Value
Consumer Discretionary (<0.1%)
121,520	TVMAX Holdings, Inc.[i],[j]	0

	Total Consumer Discretionary	0

Materials (<0.1%)
5,418	Smurfit-Stone Container Corporation	209,406

	Total Materials	209,406

Telecommunications Services (<0.1%)
36	USA Mobility, Inc.	521

	Total Telecommunications Services	521

	Total Common Stock (cost $6,438,327)	209,927

Shares	Collateral Held for Securities Loaned (8.2%)	Value
63,941,747	Thrivent Financial Securities Lending Trust	63,941,747

	Total Collateral Held for Securities Loaned (cost $63,941,747)	63,941,747

Principal Amount	Short-Term Investments (2.2%)[k]	Value
	Federal Home Loan Bank Discount Notes
10,000,000	0.075%, 4/8/2011	9,999,854
1,500,000	0.080%, 4/13/2011	1,499,960
5,000,000	0.100%, 4/20/2011	4,999,736

Principal Amount	Short-Term Investments (2.2%)[k]	Value
	Federal Home Loan Mortgage Corporation Discount Notes
820,000	0.160%, 8/29/2011[l]	$819,459

	Total Short-Term Investments (at amortized cost)	17,319,009

	Total Investments (cost $795,699,007) 106.8%	$835,132,675

	Other Assets and Liabilities, Net (6.8%)	(53,245,137)

	Total Net Assets 100.0%	$781,887,538

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the security is insured or guaranteed.
c	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 31, 2011.
d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2011, the value of these investments was $322,634,516 or 41.3% of total net assets.

e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	All or a portion of the security is on loan.
g

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities High Yield Portfolio owned as of March 31, 2011.

Security	Acquisition Date	Amortized Cost
Tunica-Biloxi Gaming Authority	11/8/2005	$4,748,009

h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
i	Non-income producing security.
j	Security is fair valued.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
l	At March 31, 2011, $739,512 of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$49,165,397
Gross unrealized depreciation	(9,731,729)

Net unrealized appreciation (depreciation)	$39,433,668

Cost for federal income tax purposes	$795,699,007

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
154

High Yield Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2011, in valuing High Yield Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Financials	3,859,621	–	3,859,621	–
Technology	3,024,720	–	3,024,720	–
Utilities	9,351,499	–	9,351,499	–
Long-Term Fixed Income
Asset-Backed Securities	5,467,328	–	5,467,328	–
Basic Materials	62,592,488	–	62,592,488	–
Capital Goods	76,924,144	–	76,924,144	–
Communications Services	114,634,438	–	114,634,438	–
Consumer Cyclical	141,871,588	–	140,113,188	1,758,400
Consumer Non-Cyclical	87,189,117	–	87,189,117	–
Energy	94,614,157	–	94,614,157	–
Financials	58,620,612	–	58,620,612	–
Technology	28,731,663	–	28,731,663	–
Transportation	22,075,904	–	22,075,904	–
Utilities	32,387,867	–	32,387,867	–
Preferred Stock
Financials	12,316,846	9,170,826	3,146,020	–
Common Stock
Consumer Discretionary	–	–	–	–
Materials	209,406	209,406	–	–
Telecommunications Services	521	521	–	–
Collateral Held for Securities Loaned	63,941,747	63,941,747	–	–
Short-Term Investments	17,319,009	–	17,319,009	–

Total	$835,132,675	$73,322,500	$760,051,775	$1,758,400

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Credit Default Swaps	89,039	–	89,039	–

Total Asset Derivatives	$89,039	$–	$89,039	$–

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for High Yield Portfolio.

Investments in Securities	Value December 31, 2010	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)*	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Value March 31, 2011
Long-Term Fixed Income
Consumer Cyclical	–	–	–	1,758,400	–	–	–	1,758,400
Transportation	2,517,314	–	(41,800)	–	(66,410)	–	(2,409,104)	–
Common Stock
Consumer Discretionary ^	–	–	–	–	–	–	–	–
Materials	–	(47,568)	47,568	–	–	–	–	–

Total	$2,517,314	($47,568)	$5,768	$1,758,400	($66,410)	$–	($2,409,104)	$1,758,400

^Securities	in these sections are fair valued at $0.
*	Includes the change in net unrealized appreciation/(depreciation) on Level 3 securities held on March 31, 2011 of ($2,696).

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
155

High Yield Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 15, 5 Year, at 5.00%; Bank of America	Buy	12/20/2015	$8,000,000	$359,369	($277,465)	$81,904
CDX HY, Series 15, 5 Year, at 5.00%; Bank of America	Buy	12/20/2015	8,000,000	284,600	(277,465)	7,135
Total Credit Default Swaps					($554,930)	$89,039

1

As the buyer of protection, High Yield Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, High Yield Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.

2	The maximum potential amount of future payments High Yield Portfolio could be required to make as the seller or receive as the buyer of protection.
3

The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in High Yield Portfolio, is as follows:

Portfolio	Value December 31, 2010	Gross Purchases	Gross Sales	Shares Held at March 31, 2011	Value March 31, 2011	Income Earned January 1, 2011 - March 31, 2011
Thrivent Financial Securities Lending Trust	$58,703,553	$71,339,780	$66,101,586	63,941,747	$63,941,747	$65,707
Total Value and Income Earned	58,703,553				63,941,747	65,707

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
156

Diversified Income Plus Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (53.0%)	Value
Asset-Backed Securities (3.3%)
	Carrington Mortgage Loan Trust
$1,200,000	0.400%, 8/25/2036[a]	$492,589
	Goldman Sachs Alternative Mortgage Products Trust
571,108	0.330%, 8/25/2036[a]	530,089
	GSAMP Trust
845,093	0.430%, 2/25/2036[a]	735,415
	J.P. Morgan Mortgage Trust
513,216	2.863%, 2/25/2036	466,962
	Renaissance Home Equity Loan Trust
512,819	5.746%, 5/25/2036	382,353
632,000	6.011%, 5/25/2036	411,426
950,000	5.797%, 8/25/2036	543,218
	Residential Assets Mortgage Products, Inc.
478,440	5.920%, 8/25/2033	280,946

	Total Asset-Backed Securities	3,842,998

Basic Materials (3.1%)
	Alcoa, Inc.
190,000	6.150%, 8/15/2020	200,777
	Allegheny Technologies, Inc., Convertible
103,000	4.250%, 6/1/2014	181,151
	ArcelorMittal
380,000	5.500%, 3/1/2021	374,455
	Dow Chemical Company
400,000	8.550%, 5/15/2019	505,618
	FMG Finance, Pty., Ltd.
495,000	7.000%, 11/1/2015[b]	513,563
	Georgia-Pacific, LLC
495,000	8.000%, 1/15/2024	565,537
	Lyondell Chemical Company
480,000	11.000%, 5/1/2018	538,800
	Newmont Mining Corporation, Convertible
112,000	3.000%, 2/15/2012	137,200
	Novelis, Inc.
495,000	8.375%, 12/15/2017[b]	535,837

	Total Basic Materials	3,552,938

Capital Goods (2.0%)
	Alliant Techsystems, Inc. Convertible
121,000	3.000%, 8/15/2024	134,310
	Associated Materials, LLC
495,000	9.125%, 11/1/2017[b]	529,650
	Bombardier, Inc.
350,000	7.750%, 3/15/2020[b]	380,187
	Case New Holland, Inc.
495,000	7.875%, 12/1/2017[b]	550,069
	Owens-Brockway Glass Container, Inc., Convertible
150,000	3.000%, 6/1/2015[b]	152,062
	Textron, Inc.
300,000	7.250%, 10/1/2019[c]	345,892
	Tyco International Finance SA
190,000	4.625%, 1/15/2023	189,834

	Total Capital Goods	2,282,004

Principal Amount	Long-Term Fixed Income (53.0%)	Value
Collateralized Mortgage Obligations (8.4%)
	Bear Stearns Adjustable Rate Mortgage Trust
$482,800	2.560%, 10/25/2035[a]	$438,558
	Citigroup Mortgage Loan Trust, Inc.
645,601	5.500%, 11/25/2035	582,596
	CitiMortgage Alternative Loan Trust
925,330	5.750%, 4/25/2037	743,054
	Countrywide Alternative Loan Trust
446,498	6.000%, 4/25/2036	352,317
350,400	6.000%, 1/25/2037	249,160
	Deutsche Alt-A Securities, Inc.
367,122	5.500%, 10/25/2021	349,018
1,313,512	1.082%, 4/25/2047[a]	817,835
	First Horizon Mortgage Pass- Through Trust
530,977	5.709%, 8/25/2037	403,541
	GSR Mortgage Loan Trust
612,675	0.440%, 8/25/2046[a]	501,815
	HomeBanc Mortgage Trust
505,305	4.909%, 4/25/2037	340,930
	J.P. Morgan Alternative Loan Trust
63,589	0.320%, 11/25/2036[a]	62,613
	J.P. Morgan Chase Commercial Mortgage Securities
922,253	5.653%, 1/25/2037	674,696
	J.P. Morgan Mortgage Trust
330,833	6.500%, 1/25/2035	324,373
305,392	5.676%, 10/25/2036	274,951
	MASTR Alternative Loans Trust
887,548	6.500%, 5/25/2034	928,800
368,094	6.500%, 7/25/2034	385,933
	New York Mortgage Trust, Inc.
757,370	3.402%, 5/25/2036	267,588
	Structured Adjustable Rate Mortgage Loan Trust
522,555	5.458%, 9/25/2036	100,801
	WaMu Mortgage Pass Through Certificates
460,340	5.424%, 11/25/2036	413,296
273,813	5.624%, 8/25/2046	237,897
	Washington Mutual Alternative Mortgage Pass-Through Certificates
1,089,230	1.062%, 2/25/2047[a]	565,576
	Wells Fargo Mortgage Backed Securities Trust
854,650	5.795%, 9/25/2036	67,473
567,955	6.000%, 7/25/2037	534,747

	Total Collateralized Mortgage Obligations	9,617,568

Commercial Mortgage-Backed Securities (2.0%)
	Commercial Mortgage Pass-Through Certificates
500,000	0.435%, 6/15/2022[a,d]	461,876

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
157

Diversified Income Plus Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (53.0%)	Value
Commercial Mortgage-Backed Securities (2.0%) - continued
	Greenwich Capital Commercial Funding Corporation
$650,000	5.867%, 12/10/2049	$639,809
	LB-UBS Commercial Mortgage Trust
650,000	6.374%, 9/15/2045	660,813
	Wachovia Bank Commercial Mortgage Trust
650,000	0.374%, 9/15/2021[a,d]	617,575

	Total Commercial Mortgage- Backed Securities	2,380,073

Communications Services (4.6%)
	Cablevision Systems Corporation
495,000	8.625%, 9/15/2017	550,687
	CBS Corporation
300,000	8.875%, 5/15/2019	376,711
	CCO Holdings, LLC
495,000	7.000%, 1/15/2019	507,375
	Cricket Communications, Inc.
430,000	7.750%, 10/15/2020[c]	433,225
	DirecTV Holdings, LLC/DirecTV Financing Company, Inc.
380,000	6.375%, 3/1/2041	382,305
	Frontier Communications Corporation
495,000	8.250%, 4/15/2017	534,600
	Intelsat Jackson Holdings, Ltd.
495,000	8.500%, 11/1/2019[b]	532,125
	NII Capital Corporation
495,000	7.625%, 4/1/2021	506,137
	SBA Communications Corporation, Convertible
260,000	1.875%, 5/1/2013	296,400
	Telefonica Emisiones SAU
190,000	5.134%, 4/27/2020	189,042
	Virgin Media Finance plc
435,000	9.500%, 8/15/2016	494,813
	Wind Acquisition Finance SA
495,000	7.250%, 2/15/2018b	517,275

	Total Communications Services	5,320,695

Consumer Cyclical (3.5%)
	CVS Caremark Corporation
500,000	6.302%, 6/1/2037	491,250
	Goodyear Tire & Rubber Company
495,000	8.250%, 8/15/2020[c]	529,650
	Home Depot, Inc.
200,000	3.950%, 9/15/2020	194,761
	Lennar Corporation, Convertible
150,000	2.000%, 12/1/2020[b]	150,938
	Macy’s Retail Holdings, Inc.
465,000	8.375%, 7/15/2015	540,562
	MGM Resorts International
485,000	11.125%, 11/15/2017	555,325
	Rite Aid Corporation
495,000	7.500%, 3/1/2017	495,000
	Starwood Hotels & Resorts Worldwide, Inc.
495,000	6.750%, 5/15/2018	537,694

Principal Amount	Long-Term Fixed Income (53.0%)	Value
Consumer Cyclical (3.5%) - continued
	West Corporation
$495,000	7.875%, 1/15/2019[b]	$504,281

	Total Consumer Cyclical	3,999,461

Consumer Non-Cyclical (2.9%)
	Anheuser-Busch InBev Worldwide, Inc.
285,000	4.375%, 2/15/2021	283,960
	Archer-Daniels-Midland Company, Convertible
140,000	0.875%, 2/15/2014	155,750
	Beckman Coulter, Inc., Convertible
131,000	2.500%, 12/15/2036	155,563
	Bunge Limited Finance Corporation
125,000	4.100%, 3/15/2016	125,311
	Charles River Laboratories International, Inc., Convertible
140,000	2.250%, 6/15/2013	145,950
	Gilead Sciences, Inc., Convertible
113,000	0.625%, 5/1/2013	137,719
	HCA, Inc.
485,000	9.625%, 11/15/2016	522,587
	JBS USA, LLC/JBS USA Finance, Inc.
500,000	11.625%, 5/1/2014	580,000
	Life Technologies Corporation, Convertible
131,000	3.250%, 6/15/2025	145,574
	Molson Coors Brewing Company, Convertible
140,000	2.500%, 7/30/2013	162,575
	Mylan, Inc.
455,000	7.875%, 7/15/2020[b]	494,812
	Reynolds Group Holdings, Ltd.
495,000	6.875%, 2/15/2021[b]	498,713

	Total Consumer Non-Cyclical	3,408,514

Energy (4.6%)
	BP Capital Markets plc
200,000	4.500%, 10/1/2020	198,471
	Chesapeake Energy Corporation, Convertible
130,000	2.750%, 11/15/2035	151,450
	Denbury Resources, Inc.
495,000	9.750%, 3/1/2016	558,113
	Enbridge Energy Partners, LP
600,000	8.050%, 10/1/2037	636,852
	Enterprise Products Operating, LLC
700,000	7.034%, 1/15/2068	726,250
	Linn Energy, LLC
495,000	7.750%, 2/1/2021[b]	528,413
	Nexen, Inc.
380,000	6.400%, 5/15/2037	379,584
	Pioneer Natural Resources Company
570,000	7.500%, 1/15/2020	641,950
	Plains Exploration & Production Company
485,000	7.625%, 6/1/2018	518,950

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
158

Diversified Income Plus Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (53.0%)	Value
Energy (4.6%) - continued
	SandRidge Energy, Inc.
$495,000	8.000%, 6/1/2018[b]	$518,512
	Transocean, Inc.
400,000	7.375%, 4/15/2018	456,877

	Total Energy	5,315,422

Financials (13.6%)
	Aegon NV
400,000	3.535%, 7/29/2049[a,e]	293,000
	American Express Company
400,000	6.800%, 9/1/2066	408,000
	American International Group, Inc.
400,000	8.250%, 8/15/2018	467,816
285,000	6.400%, 12/15/2020	304,179
	Apollo Investment Corporation, Convertible
350,000	5.750%, 1/15/2016[b]	367,500
	Bank of America Corporation
600,000	5.875%, 1/5/2021	626,507
240,000	8.000%, 12/29/2049[e]	258,089
	BB&T Capital Trust IV
200,000	6.820%, 6/12/2057	199,000
	BBVA Bancomer SA / Texas
190,000	6.500%, 3/10/2021[b]	187,751
	BBVA International Preferred SA Unipersonal
350,000	5.919%, 12/29/2049[e]	296,226
	CIT Group, Inc.
495,000	7.000%, 5/1/2017	495,619
	CNA Financial Corporation
400,000	7.350%, 11/15/2019	451,754
	Developers Diversified Realty Corporation
475,000	7.875%, 9/1/2020	544,655
	Discover Bank
400,000	8.700%, 11/18/2019	479,225
	General Electric Capital Corporation
400,000	4.375%, 9/16/2020	388,720
190,000	5.300%, 2/11/2021	192,977
	Goldman Sachs Group, Inc., Convertible
447	0.500%, 3/30/2012[b,f]	346,044
	HCP, Inc.
300,000	6.700%, 1/30/2018	332,496
150,000	5.375%, 2/1/2021	151,482
	Health Care REIT, Inc.
380,000	6.500%, 3/15/2041	366,927
	HSBC Finance Corporation
285,000	6.676%, 1/15/2021[b]	295,826
	HSBC Holdings plc
175,000	5.100%, 4/5/2021[g]	175,898
	Huntington Bancshares, Inc.
200,000	7.000%, 12/15/2020	220,801
	Huntington National Bank
400,000	6.600%, 6/15/2018	424,475
	Icahn Enterprises, LP
495,000	8.000%, 1/15/2018	508,612
	ING Capital Funding Trust III
400,000	3.907%, 12/31/2049[a,e]	387,831
	J.P. Morgan Chase Capital XX
440,000	6.550%, 9/29/2036	447,213

Principal Amount	Long-Term Fixed Income (53.0%)	Value
Financials (13.6%) - continued
	KeyCorp
$110,000	5.100%, 3/24/2021	$109,321
	LBG Capital No. 1 plc
380,000	7.875%, 11/1/2020	370,690
	Lehman Brothers Holdings, Inc.
400,000	7.000%, 9/27/2027[h]	102,500
	Liberty Mutual Group, Inc.
350,000	10.750%, 6/15/2058[b]	455,000
	Lincoln National Corporation
630,000	6.050%, 4/20/2067	589,050
	Lloyds TSB Bank plc
100,000	6.500%, 9/14/2020[b]	98,311
	MetLife, Inc.
450,000	7.875%, 12/15/2037[b]	483,750
	Morgan Stanley
380,000	5.750%, 1/25/2021	383,532
	Prudential Financial, Inc.
300,000	6.200%, 11/15/2040	311,645
	Regions Bank
400,000	7.500%, 5/15/2018	422,821
	Reinsurance Group of America, Inc.
600,000	6.750%, 12/15/2065	586,276
	SLM Corporation
590,000	8.000%, 3/25/2020	643,100
	Swiss RE Capital I, LP
420,000	6.854%, 5/29/2049[b,e]	410,987
	XL Capital, Ltd.
600,000	6.500%, 12/31/2049[e]	550,500
	ZFS Finance USA Trust II
550,000	6.450%, 12/15/2065[b]	561,000

	Total Financials	15,697,106

Foreign Government (0.2%)
	Brazil Government International Bond
200,000	4.875%, 1/22/2021	204,000

	Total Foreign Government	204,000

Technology (1.8%)
	EMC Corporation, Convertible
112,000	1.750%, 12/1/2013	190,960
	Freescale Semiconductor, Inc.
495,000	9.250%, 4/15/2018[b]	542,025
	Intel Corporation, Convertible
140,000	3.250%, 8/1/2039	164,675
	International Game Technology, Convertible
112,000	3.250%, 5/1/2014	128,520
	NXP BV/NXP Funding, LLC
495,000	9.750%, 8/1/2018[b]	554,400
	Seagate HDD Cayman
495,000	7.750%, 12/15/2018[b]	512,325

	Total Technology	2,092,905

Transportation (1.0%)
	Delta Air Lines, Inc.
465,000	9.500%, 9/15/2014[b]	494,062
185,479	7.750%, 12/17/2019	203,332
	Hertz Corporation
495,000	6.750%, 4/15/2019[b]	490,669

	Total Transportation	1,188,063

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
159

Diversified Income Plus Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (53.0%)	Value
Utilities (2.0%)
	CMS Energy Corporation, Convertible
$112,000	5.500%, 6/15/2029	$162,820
	Inergy, LP
495,000	7.000%, 10/1/2018[b]	514,800
	Markwest Energy Partners, LP/Markwest Energy Finance Corporation
495,000	6.500%, 8/15/2021	494,381
	NRG Energy, Inc.
490,000	7.375%, 2/1/2016	507,150
	Southern Union Company
200,000	7.200%, 11/1/2066	191,000
	TransCanada PipeLines, Ltd.
400,000	6.350%, 5/15/2067	401,631

	Total Utilities	2,271,782

	Total Long-Term Fixed Income (cost $59,384,089)	61,173,529

Shares	Common Stock (37.2%)	Value
Consumer Discretionary (3.3%)
20,500	Comcast Corporation	506,760
7,100	Genuine Parts Company	380,844
13,600	Home Depot, Inc.	504,016
13,300	Leggett & Platt, Inc.	325,850
10,900	Mattel, Inc.	271,737
6,600	McDonald’s Corporation	502,194
7,832	Time Warner, Inc.	279,602
3,800	VF Corporation	374,414
8,100	Wolverine World Wide, Inc.	301,968
25,200	World Wrestling Entertainment, Inc.[c]	316,764

	Total Consumer Discretionary	3,764,149

Consumer Staples (3.0%)
8,400	Coca-Cola Company	557,340
9,500	Kimberly-Clark Corporation	620,065
10,700	Kraft Foods, Inc.	335,552
8,700	PepsiCo, Inc.	560,367
12,500	Philip Morris International, Inc.	820,375
9,037	Procter & Gamble Company	556,679

	Total Consumer Staples	3,450,378

Energy (4.9%)
10,700	Chevron Corporation	1,149,501
11,500	ConocoPhillips	918,390
3,900	Core Laboratories NVc	398,463
4,200	Devon Energy Corporation	385,434
6,500	Eni SPA ADR	319,345
11,300	Exxon Mobil Corporation	950,669
11,500	Marathon Oil Corporation	613,065
5,500	National Oilwell Varco, Inc.	435,985
4,500	Occidental Petroleum Corporation	470,205

	Total Energy	5,641,057

Financials (10.5%)
6,300	AFLAC, Inc.	332,514
9,200	Allstate Corporation	292,376
5,100	Ameriprise Financial, Inc.	311,508

Shares	Common Stock (37.2%)	Value
Financials (10.5%) - continued
37,000	Annaly Capital Management, Inc.	$645,650
79,500	Anworth Mortgage Asset Corporation	563,655
40,000	Ares Capital Corporation	676,000
12,200	Axis Capital Holdings, Ltd.	426,024
28,900	Bank of America Corporation	385,237
15,800	Compass Diversified Trust[c]	232,892
3,500	Franklin Resources, Inc.	437,780
2,700	Goldman Sachs Group, Inc.	427,869
35,400	Hudson City Bancorp, Inc.	342,672
28,650	Invesco Mortgage Capital, Inc.	626,002
22,800	iShares Dow Jones U.S. Real Estate Index Fund ETF[c]	1,354,320
10,900	Morgan Stanley	297,788
4,400	PNC Financial Services Group, Inc.	277,156
23,000	Solar Capital, Ltd.	549,240
5,200	Travelers Companies, Inc.	309,296
57,050	Two Harbors Investment Corporation	597,314
12,500	U.S. Bancorp	330,375
14,300	Validus Holdings, Ltd.	476,619
22,300	Vanguard REIT ETF	1,304,327
9,600	Waddell & Reed Financial, Inc.	389,856
17,400	Wells Fargo & Company	551,580

	Total Financials	12,138,050

Health Care (3.0%)
11,900	Abbott Laboratories	583,695
10,100	Johnson & Johnson	598,425
12,400	Medtronic, Inc.	487,940
16,544	Merck & Company, Inc.	546,118
43,953	Pfizer, Inc.	892,685
4,800	Stryker Corporation	291,840

	Total Health Care	3,400,703

Industrials (5.0%)
5,400	3M Company	504,900
49,950	Alerian MLP ETF[c]	817,182
8,500	Applied Industrial Technologies, Inc.	282,710
4,300	Caterpillar, Inc.	478,805
5,700	Cooper Industries plc	369,930
8,600	Emerson Electric Company	502,498
32,800	General Electric Company	657,640
9,300	Honeywell International, Inc.	555,303
716	Huntington Ingalls Industries, Inc.[i]	29,714
7,400	Illinois Tool Works, Inc.	397,528
19,700	Koninklijke Philips Electronics, N.V.[c,i]	633,749
4,300	Northrop Grumman Corporation	269,653
15,500	R.R. Donnelley & Sons Company	293,260

	Total Industrials	5,792,872

Information Technology (3.0%)
9,300	Analog Devices, Inc.	366,234
31,500	Intel Corporation	635,355
4,200	International Business Machines Corporation	684,894
27,600	Microsoft Corporation	699,936
6,700	QUALCOMM, Inc.	367,361
8,700	TE Connectivity, Ltd.	302,934

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
160

Diversified Income Plus Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Common Stock (37.2%)	Value
Information Technology (3.0%) - continued
10,800	Xilinx, Inc.	$354,240

	Total Information
	Technology	3,410,954

Materials (1.5%)
4,500	BHP Billiton, Ltd. ADR[c]	431,460
11,600	E.I. du Pont de Nemours and Company	637,652
3,100	Lubrizol Corporation	415,276
7,000	Southern Copper Corporation	281,890

	Total Materials	1,766,278

Telecommunications Services (1.5%)
33,200	AT&T, Inc.	1,015,920
19,000	Verizon Communications, Inc.	732,260

	Total Telecommunications Services	1,748,180

Utilities (1.5%)
15,500	DPL, Inc.	424,855
6,200	Energen Corporation	391,344
28,100	NV Energy, Inc.	418,409
7,300	ONEOK, Inc.	488,224

	Total Utilities	1,722,832

	Total Common Stock (cost $38,200,480)	42,835,453

Shares	Preferred Stock (1.2%)	Value

Energy (0.2%)
4,000	Apache Corporation, Convertible, 6.000%	283,440

	Total Energy	283,440

Financials (1.0%)
565	Ally Financial, Inc., 7.000%[b,e]	525,733
3,360	AMG Capital Trust I, Convertible, 5.100%	167,370
6,400	Citigroup, Inc., 7.875%	175,360
1,800	Citigroup, Inc., Convertible, 7.500%	227,700

	Total Financials	1,096,163

	Total Preferred Stock (cost $1,180,876)	1,379,603

Shares	Collateral Held for Securities Loaned (5.3%)	Value
6,094,337	Thrivent Financial Securities Lending Trust	6,094,337

	Total Collateral Held for Securities Loaned (cost $6,094,337)	6,094,337

Principal Amount	Short-Term Investments (3.0%)[j]	Value
	Federal Home Loan Bank Discount Notes
2,000,000	0.080%, 4/13/2011	1,999,946

Principal Amount	Short-Term Investments (3.0%)[j]	Value
1,450,000	Federal Home Loan Mortgage Corporation Discount Notes 0.157%, 8/29/2011[k,l]	$1,449,060

	Total Short-Term Investments (at amortized cost)	3,449,006

	Total Investments (cost $108,308,788) 99.7%	$114,931,928

	Other Assets and Liabilities, Net 0.3%	348,326

	Total Net Assets 100.0%	$115,280,254

a	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 31, 2011.
b

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2011, the value of these investments was $13,246,620 or 11.5% of total net assets.

c	All or a portion of the security is on loan.
d

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Diversified Income Plus Portfolio owned as of March 31, 2011.

Security	Acquisition Date	Amortized Cost
Commercial Mortgage Pass- Through Certificates	5/2/2007	$500,000
Wachovia Bank Commercial Mortgage Trust	4/25/2007	650,000

e	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
f	Security is displayed in shares. This security is an equity-linked structured security. This security is linked to the common stock of Kubota Corporation.
g	Denotes investments purchased on a when-issued or delayed delivery basis.
h	In bankruptcy. Interest is not being accrued.
i	Non-income producing security.
j	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
k	At March 31, 2011, $1,199,222 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
l	At March 31, 2011, $249,838 of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
161

Diversified Income Plus Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$9,170,541
Gross unrealized depreciation	(2,547,401)

Net unrealized appreciation (depreciation)	$6,623,140

Cost for federal income tax purposes	$108,308,788

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
162

Diversified Income Plus Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2011, in valuing Diversified Income Plus Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	3,842,998	–	3,842,998	–
Basic Materials	3,552,938	–	3,552,938	–
Capital Goods	2,282,004	–	2,282,004	–
Collateralized Mortgage Obligations	9,617,568	–	9,617,568	–
Commercial Mortgage-Backed Securities	2,380,073	–	2,380,073	–
Communications Services	5,320,695	–	5,320,695	–
Consumer Cyclical	3,999,461	–	3,999,461	–
Consumer Non-Cyclical	3,408,514	–	3,408,514	–
Energy	5,315,422	–	5,315,422	–
Financials	15,697,106	–	15,351,062	346,044
Foreign Government	204,000	–	204,000	–
Technology	2,092,905	–	2,092,905	–
Transportation	1,188,063	–	1,188,063	–
Utilities	2,271,782	–	2,271,782	–
Common Stock
Consumer Discretionary	3,764,149	3,764,149	–	–
Consumer Staples	3,450,378	3,450,378	–	–
Energy	5,641,057	5,641,057	–	–
Financials	12,138,050	12,138,050	–	–
Health Care	3,400,703	3,400,703	–	–
Industrials	5,792,872	5,792,872	–	–
Information Technology	3,410,954	3,410,954	–	–
Materials	1,766,278	1,766,278	–	–
Telecommunications Services	1,748,180	1,748,180	–	–
Utilities	1,722,832	1,722,832	–	–
Preferred Stock
Energy	283,440	283,440	–	–
Financials	1,096,163	403,060	693,103	–
Collateral Held for Securities Loaned	6,094,337	6,094,337	–	–
Short-Term Investments	3,449,006	–	3,449,006	–

Total	$114,931,928	$49,616,290	$64,969,594	$346,044

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	115,947	115,947	–	–
Credit Default Swaps	79,476	–	79,476	–

Total Asset Derivatives	$195,423	$115,947	$79,476	$–

Liability Derivatives
Futures Contracts	150,565	150,565	–	–

Total Liability Derivatives	$150,565	$150,565	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
163

Diversified Income Plus Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Diversified Income Plus Portfolio.

Investments in Securities	Value December 31, 2010	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)*	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Value March 31, 2011
Long-Term Fixed Income
Financials	–	–	(3,859)	349,903	–	–	–	346,044
Transportation	432,459	17,788	(13,211)	–	(233,704)	–	(203,332)	–

Total	$432,459	$17,788	($17,070)	$349,903	($233,704)	$–	($203,332)	$346,044

*	Includes the change in net unrealized appreciation/(depreciation) on level 3 securities held on March 31, 2011 of ($3,859).

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
5-Yr. U.S. Treasury Bond Futures	26	June 2011	$3,010,392	$3,036,516	$26,124
10-Yr. U.S. Treasury Bond Futures	(5)	June 2011	(594,360)	(595,157)	(797)
S&P 500 Index Futures	(26)	June 2011	(8,436,732)	(8,586,500)	(149,768)
S&P 500 Index Mini-Futures	91	June 2011	5,920,728	6,010,551	89,823
Total Futures Contracts					($34,618)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 15, 5 Year, at 5.00%; Bank of America	Buy	12/20/2015	$1,500,000	$64,650	($52,025)	$12,625
CDX HY, Series 15, 5 Year, at 5.00%; J.P. Morgan Chase and Co.	Buy	12/20/2015	2,000,000	87,414	(69,366)	18,048
CDX HY, Series 15, 5 Year, at 5.00%; J.P. Morgan Chase and Co.	Buy	12/20/2015	4,500,000	204,877	(156,074)	48,803
Total Credit Default Swaps					($277,465)	$79,476

1

As the buyer of protection, Diversified Income Plus Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Diversified Income Plus Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.

2	The maximum potential amount of future payments Diversified Income Plus Portfolio could be required to make as the seller or receive as the buyer of protection.
3

The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Diversified Income Plus Portfolio, is as follows:

Portfolio	Value December 31, 2010	Gross Purchases	Gross Sales	Shares Held at March 31, 2011	Value March 31, 2011	Income Earned January 1, 2011 - March 31, 2011
Thrivent Financial Securities Lending Trust	$5,464,100	$12,933,947	$12,303,710	6,094,337	$6,094,337	$7,142
Total Value and Income Earned	5,464,100				6,094,337	7,142

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
164

Partner Socially Responsible Bond Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (95.4%)	Value
Asset-Backed Securities (2.5%)
	Americredit Automobile Receivables Trust
$5,058	2.260%, 5/15/2012	$5,060
45,248	5.260%, 1/6/2015[a]	45,940
	Carmax Auto Owner Trust
80,000	5.340%, 10/15/2012	80,137
	Citi Financial Auto Issuance Trust Class A2
26,605	1.830%, 11/15/2012[b]	26,663
	Consumer Portfolio Services, Inc.
34,562	6.480%, 7/15/2013[b,c]	35,696

	Total Asset-Backed Securities	193,496

Basic Materials (0.8%)
	Yara International ASA
50,000	7.875%, 6/11/2019[b]	60,472

	Total Basic Materials	60,472

Capital Goods (0.8%)
	Masco Corporation
60,000	5.875%, 7/15/2012	62,814

	Total Capital Goods	62,814

Collateralized Mortgage Obligations (2.9%)
	Countrywide Alternative Loan Trust
47,773	4.968%, 7/25/2035	48,582
	Credit Suisse First Boston Mortgage Securities Corporation
44,757	2.785%, 12/25/2033	12,687
	First Union National Bank
21,178	6.423%, 8/15/2033	21,200
67,313	6.223%, 12/12/2033	68,373
	GMAC Mortgage Corporation Loan Trust
45,509	5.500%, 10/25/2033	45,925
	J.P. Morgan Mortgage Trust
17,994	5.279%, 7/25/2035	17,644
	Merrill Lynch Mortgage Investors Trust
13,294	2.669%, 12/25/2035	13,184

	Total Collateralized Mortgage Obligations	227,595

Commercial Mortgage-Backed Securities (10.3%)
	Banc of America Commercial Mortgage, Inc.
65,090	6.186%, 6/11/2035	66,728
31,404	4.161%, 12/10/2042	31,550
	Federal Home Loan Mortgage Corporation
100,000	5.250%, 4/18/2016	113,176
	J.P. Morgan Chase Commercial Mortgage Securities
60,000	6.162%, 5/12/2034	61,785
71,507	6.429%, 4/15/2035	71,833
69,766	5.857%, 10/12/2035	70,287
89,071	6.465%, 11/15/2035	90,233

Principal Amount	Long-Term Fixed Income (95.4%)	Value
Commercial Mortgage-Backed Securities (10.3%) - continued
	Morgan Stanley Dean Witter Capital I
$150,000	6.550%, 7/15/2033	$153,003
	PNC Mortgage Securities Corporation
8,747	6.360%, 3/12/2034	8,742
	Wachovia Bank Commercial Mortgage Trust
79,823	5.001%, 7/15/2041	79,966
50,000	5.230%, 7/15/2041	50,797

	Total Commercial Mortgage- Backed Securities	798,100

Communications Services (3.3%)
	American Tower Corporation
80,000	4.500%, 1/15/2018	78,567
	Crown Castle Towers, LLC
80,000	4.883%, 8/15/2020[b]	80,054
	DISH DBS Corporation
50,000	6.375%, 10/1/2011	51,000
	Telefonica Emisiones SAU
50,000	3.992%, 2/16/2016	50,242

	Total Communications Services	259,863

Consumer Cyclical (8.1%)
	American Honda Finance Corporation
100,000	1.059%, 6/20/2011[a,b]	100,128
	CVS Corporation
60,000	6.125%, 8/15/2016	67,582
	CVS Pass-Through Trust
48,966	7.507%, 1/10/2032[b]	56,161
	GameStop Corporation
29,000	8.000%, 10/1/2012	29,616
	Home Depot, Inc.
50,000	4.400%, 4/1/2021	49,920
	McGuire Air Force Base/Fort Dix Privatized Military Housing Project
50,000	5.611%, 9/15/2051[b]	42,450
	Ohana Military Communities, LLC
60,000	5.880%, 10/1/2051[b]	53,482
80,000	5.462%, 10/1/2026[b]	81,201
	Time Warner, Inc.
50,000	6.250%, 3/29/2041	49,677
	Volkswagen International Finance NV
100,000	0.917%, 4/1/2014[a,b]	100,031

	Total Consumer Cyclical	630,248

Consumer Discretionary (0.4%)
	Jones Group, Inc.
30,000	6.875%, 3/15/2019	29,550

	Total Consumer Discretionary	29,550

Consumer Non-Cyclical (2.9%)
	Beckman Coulter, Inc.
80,000	6.000%, 6/1/2015	87,377

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
165

Partner Socially Responsible Bond Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (95.4%)	Value
Consumer Non-Cyclical (2.9%) - continued
	Corn Products International, Inc.
$100,000	4.625%, 11/1/2020	$98,288
	St. Jude Medical, Inc.
40,000	2.500%, 1/15/2016	39,254

	Total Consumer Non-Cyclical	224,919

Energy (4.3%)
	Enterprise Products Operating, LLC
75,000	7.034%, 1/15/2068	77,812
	Great River Energy
48,685	5.829%, 7/1/2017[b]	53,126
	OPTI Canada, Inc.
85,000	9.750%, 8/15/2013[b]	85,212
	Pioneer Natural Resources Company
110,000	5.875%, 7/15/2016	115,808

	Total Energy	331,958

Financials (26.1%)
	Achmea Hypotheekbank NV
60,000	0.661%, 11/3/2014[a,b]	59,682
	Agfirst Farm Credit Bank
120,000	6.585%, 6/15/2049[b,d]	96,593
	Ally Financial, Inc.
25,000	4.500%, 2/11/2014	25,000
	American Express Bank FSB
60,000	0.406%, 6/12/2012[a]	59,823
	Asciano Finance, Ltd.
70,000	4.625%, 9/23/2020[b]	66,297
	Australia and New Zealand Banking Group, Ltd.
50,000	0.603%, 10/21/2011[a,b]	50,083
	Bank of America Corporation
40,000	5.875%, 1/5/2021	41,767
	Bank of Montreal
70,000	2.625%, 1/25/2016[b]	69,667
	Bank of Nova Scotia
50,000	2.900%, 3/29/2016	49,745
	Barclays Bank plc
50,000	2.500%, 9/21/2015[b]	48,498
	Canadian Imperial Bank of Commerce
60,000	2.750%, 1/27/2016[b]	60,077
	Credit Suisse USA, Inc.
50,000	0.514%, 8/16/2011[a]	50,036
	Discover Bank
60,000	8.700%, 11/18/2019	71,884
	DnB NOR Boligkreditt
70,000	2.100%, 10/14/2015[b]	67,749
	Fifth Third Bank
60,000	0.424%, 5/17/2013[a]	58,982
	Glitnir Banki HF
50,000	3.226%, 1/21/2011[e]	15,250
	Goldman Sachs Group, Inc.
50,000	5.125%, 1/15/2015	53,429
60,000	6.750%, 10/1/2037	60,518
	HCP, Inc.
60,000	5.950%, 9/15/2011	61,322
	J.P. Morgan Chase & Company
70,000	0.433%, 4/1/2011[a]	70,000
100,000	1.313%, 5/15/2047[a]	82,770

Principal Amount	Long-Term Fixed Income (95.4%)	Value
Financials (26.1%) - continued
	J.P. Morgan Chase Bank NA
$40,000	0.640%, 6/13/2016[a]	$38,835
	MBNA Capital
100,000	1.104%, 2/1/2027[a]	77,025
	Nationwide Health Properties, Inc.
60,000	6.900%, 10/1/2037	61,639
	Private Export Funding Corporation
75,000	3.050%, 10/15/2014	78,220
	Prudential Holdings, LLC
60,000	1.184%, 12/18/2017[a,b]	55,639
	Rabobank Nederland NV
68,000	4.200%, 5/13/2014[b]	71,994
	Stadshypotek AB
60,000	0.857%, 9/30/2013[a,b]	59,924
	State Street Bank and Trust Company
70,000	0.510%, 9/15/2011[a]	70,097
	SunTrust Bank
25,000	0.603%, 8/24/2015[a]	23,669
	TD Ameritrade Holding Corporation
70,000	4.150%, 12/1/2014	72,871
	U.S. Bank National Association
60,000	3.778%, 4/29/2020	61,103
	US AgBank FCB
50,000	6.110%, 4/10/2049[b,d]	34,570
	Wachovia Capital Trust III
120,000	5.570%, 3/15/2042[a,d]	110,100

	Total Financials	2,034,858

Technology (2.9%)
	Amphenol Corporation
50,000	4.750%, 11/15/2014	53,648
	Dell, Inc.
50,000	0.907%, 4/1/2014[a]	50,074
	Dun & Bradstreet Corporation
60,000	2.875%, 11/15/2015	58,815
	National Semiconductor Corporation
70,000	3.950%, 4/15/2015	71,305

	Total Technology	233,842

Transportation (2.7%)
	APL, Ltd.
50,000	8.000%, 1/15/2024[f]	32,830
	Skyway Concession Company, LLC
50,000	0.587%, 6/30/2017[a,b]	45,567
	Toll Road Investors Partnership II, LP
800,000	Zero Coupon, 2/15/2043[b]	112,848
150,090	Zero Coupon, 2/15/2045[b]	21,979

	Total Transportation	213,224

U.S. Government and Agencies (25.8%)
	Federal Home Loan Banks
60,000	5.000%, 11/17/2017	67,294
	Federal National Mortgage Association
100,000	1.250%, 6/22/2012	100,922

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
166

Partner Socially Responsible Bond Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (95.4%)	Value
U.S. Government and Agencies (25.8%) - continued
	U.S. Department of Housing & Urban Development
$1,000,000	3.440%, 8/1/2011	$1,011,128
	U.S. Treasury Bonds
535,000	4.750%, 2/15/2041	556,066
	U.S. ssTreasury Notes
36,000	2.125%, 2/29/2016	35,887
240,000	3.625%, 2/15/2021	243,413

	Total U.S. Government and Agencies	2,014,710

U.S. Municipals (0.5%)
	Oakland, California Redevelopment Agency Tax Allocation Bonds (Central District Redevelopment) (NATL-RE Insured)
40,000	5.252%, 9/1/2016[g]	39,668

	Total U.S. Municipals	39,668

Utilities (1.1%)
	Kinder Morgan Finance Company, ULC
80,000	6.000%, 1/15/2018[b]	82,600

	Total Utilities	82,600

	Total Long-Term Fixed Income (cost $7,257,254)	7,437,917

Principal Amount	Short-Term Investments (1.3%)[h]	Value
	Federal Home Loan Mortgage Corporation Discount Notes
100,000	0.160%, 8/29/2011[i]	99,935

	Total Short-Term Investments (at amortized cost)	99,935

	Total Investments (cost $7,357,189) 96.7%	$7,537,852

	Other Assets and Liabilities, Net 3.3%	256,251

	Total Net Assets 100.0%	$7,794,103

a	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 31, 2011.
b

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2011, the value of these investments was $1,778,443 or 22.8% of total net assets.

c	All or a portion of the security is insured or guaranteed.
d	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
e

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Partner Socially Responsible Bond Portfolio owned as of March 31, 2011.

Security	Acquisition Date	Amortized Cost
Glitnir Banki HF	5/1/2008	$50,000

f	Security is fair valued.
g

To reduce certain risks associated with securities issued by municipalities, which may include but are not limited to economic development in a specific industry or municipality, the principal and/or interest payments are guaranteed by the bond insurance company or government agency identified.

h	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
i	At March 31, 2011, $99,935 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$277,600
Gross unrealized depreciation	(96,937)

Net unrealized appreciation (depreciation)	$180,663
Cost for federal income tax purposes	$7,357,189

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
167

Partner Socially Responsible Bond Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2011, in valuing Partner Socially Responsible Bond Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	193,496	–	193,496	–
Basic Materials	60,472	–	60,472	–
Capital Goods	62,814	–	62,814	–
Collateralized Mortgage Obligations	227,595	–	227,595	–
Commercial Mortgage-Backed Securities	798,100	–	798,100	–
Communications Services	259,863	–	259,863	–
Consumer Cyclical	630,248	–	630,248	–
Consumer Discretionary	29,550	–	29,550	–
Consumer Non-Cyclical	224,919	–	224,919	–
Energy	331,958	–	331,958	–
Financials	2,034,858	–	2,034,858	–
Technology	233,842	–	233,842	–
Transportation	213,224	–	180,394	32,830
U.S. Government and Agencies	2,014,710	–	2,014,710	–
U.S. Municipals	39,668	–	39,668	–
Utilities	82,600	–	82,600	–
Short-Term Investments	99,935	–	99,935	–

Total	$7,537,852	$–	$7,505,022	$32,830

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	683	683	–	–

Total Asset Derivatives	$683	$683	$–	$–

Liability Derivatives
Futures Contracts	1,116	1,116	–	–

Total Liability Derivatives	$1,116	$1,116	$–	$–

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Partner Socially Responsible Bond Portfolio.

Investments in Securities	Value December 31, 2010	Realized Gain/ (Loss)	Change in Unrealized Appreciation / (Depreciation)*	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Value March 31, 2011
Long-Term Fixed Income
Transportation	33,085	—	(255)	—	—	—	—	32,830

Total	$33,085	$—	($255)	$—	$—	$—	$—	$32,830

* Includes the change in net unrealized appreciation/(depreciation) on level 3 securities held on March 31, 2011 of ($255).

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(16)	June 2011	($3,488,884)	($3,490,000)	($1,116)
10-Yr. U.S. Treasury Bond Futures	1	June 2011	118,907	119,031	124
20-Yr. U.S. Treasury Bond Futures	3	June 2011	360,003	360,562	559
Total Futures Contracts					($433)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
168

Income Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Principal Amount	Bank Loans (1.2%)[a]	Value
Basic Materials (0.1%)
	Smurfit-Stone Container Enterprises, Inc., Term Loan
$1,216,769	6.750%, 1/2/2016	$1,218,899

	Total Basic Materials	1,218,899

Capital Goods (0.1%)
	Transdigm Group, Inc. Term Loan
628,425	4.000%, 2/14/2017[b,c]	632,353

	Total Capital Goods	632,353

Communications Services (0.4%)
	Atlantic Broadband Finance, LLC Term Loan
1,478,919	4.000%, 2/24/2016	1,481,388
	Charter Communications Operating, LLC, Term Loan
504,600	7.250%, 3/16/2014	511,034
	Intelsat Jackson Holdings SA, Term Loan
1,890,000	5.250%, 11/29/2015	1,900,244
	Lamar Media Corporation, Term Loan
1,011,286	4.000%, 12/31/2016	1,015,078

	Total Communications Services	4,907,744

Consumer Cyclical (0.1%)
	Universal City Development Partners, Ltd., Term Loan
1,115,288	5.500%, 10/20/2014[b,c]	1,119,816

	Total Consumer Cyclical	1,119,816

Consumer Non-Cyclical (0.2%)
	Dole Food Company, Term Loan
618,750	5.500%, 3/3/2017	621,844
	HCA, Inc., Term Loan
1,068,496	2.557%, 11/17/2013	1,062,758
	Michael Food, Inc. Term Loan
1,400,000	4.250%, 2/22/2018[b,c]	1,407,434

	Total Consumer Non-Cyclical	3,092,036

Energy (0.1%)
	MEG Energy Corporation Term Loan
1,600,000	3.000%, 3/7/2018[b,c]	1,610,496

	Total Energy	1,610,496

Financials (0.1%)
	American General Finance Corporation, Term Loan
1,625,000	7.250%, 4/21/2015	1,626,024

	Total Financials	1,626,024

Technology (0.1%)
	Freescale Semiconductor, Term Loan
1,642,409	4.511%, 12/1/2016	1,631,388

Principal Amount	Bank Loans (1.2%)[a]	Value
Technology (0.1%) - continued
	Syniverse Holdings, Inc., Term Loan
$319,200	5.250%, 12/31/1949	$320,263

	Total Technology	1,951,651

	Total Bank Loans (cost $16,005,049)	16,159,019

Principal Amount	Long-Term Fixed Income (94.2%)	Value

Asset-Backed Securities (1.3%)
	Capitalsource Commercial Loan Trust
582,850	0.384%, 3/20/2017[d,e]	580,932
	Carrington Mortgage Loan Trust
2,200,000	0.400%, 8/25/2036[e]	903,080
	GMAC Mortgage Corporation Loan Trust
5,526,814	0.430%, 8/25/2035[e,f]	3,295,092
6,420,552	0.430%, 12/25/2036[e,f]	4,438,598
	Goldman Sachs Alternative Mortgage Products Trust
5,711,083	0.330%, 8/25/2036[e]	5,300,884
	IndyMac Seconds Asset-Backed Trust
846,369	0.420%, 10/25/2036[e,f]	182,884
	Renaissance Home Equity Loan Trust
3,038,924	5.746%, 5/25/2036	2,265,798
2,000,000	6.011%, 5/25/2036	1,301,982

	Total Asset-Backed Securities	18,269,250

Basic Materials (5.1%)
	ABI Escrow Corporation
1,260,000	10.250%, 10/15/2018[g]	1,392,300
	Alcoa, Inc.
3,125,000	6.150%, 8/15/2020	3,302,259
	ArcelorMittal
2,500,000	9.000%, 2/15/2015	2,992,282
4,350,000	6.125%, 6/1/2018	4,607,755
2,750,000	5.250%, 8/5/2020	2,689,528
1,270,000	6.750%, 3/1/2041	1,244,652
	Celulosa Arauco y Constitucion SA
2,520,000	5.000%, 1/21/2021[g]	2,486,444
	CONSOL Energy, Inc.
510,000	8.000%, 4/1/2017	558,450
1,560,000	8.250%, 4/1/2020	1,729,650
	Corporacion Nacional del Cobre de Chile - Codelco
2,675,000	3.750%, 11/4/2020[g]	2,501,524
	Domtar Corporation
1,900,000	7.125%, 8/15/2015	2,080,500
	Dow Chemical Company
3,250,000	5.900%, 2/15/2015	3,602,167
3,150,000	8.550%, 5/15/2019	3,981,739
2,500,000	4.250%, 11/15/2020	2,387,583
	FMG Finance, Pty., Ltd.
1,890,000	7.000%, 11/1/2015[g]	1,960,875
	Georgia-Pacific, LLC
1,900,000	7.125%, 1/15/2017[g]	2,016,375
2,200,000	5.400%, 11/1/2020[g,h]	2,172,441

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
169

Income Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (94.2%)	Value
Basic Materials (5.1%) - continued
	International Paper Company
$2,500,000	7.500%, 8/15/2021	$2,933,952
1,250,000	7.300%, 11/15/2039	1,398,452
	Lyondell Chemical Company
1,920,000	11.000%, 5/1/2018	2,155,200
	Nalco Company
2,000,000	6.625%, 1/15/2019[g]	2,057,500
	Noble Group, Ltd.
1,250,000	4.875%, 8/5/2015[g]	1,293,750
3,150,000	6.750%, 1/29/2020[g]	3,370,500
	NOVA Chemicals Corporation
1,250,000	8.625%, 11/1/2019	1,398,437
	Peabody Energy Corporation
1,250,000	7.375%, 11/1/2016	1,387,500
	Rio Tinto Finance USA, Ltd.
3,285,000	6.500%, 7/15/2018	3,782,310
1,900,000	3.500%, 11/2/2020	1,771,178
	Teck Resources, Ltd.
1,469,000	10.250%, 5/15/2016	1,766,472
1,250,000	4.500%, 1/15/2021	1,246,595
	Vale Overseas, Ltd.
3,125,000	6.875%, 11/10/2039	3,340,297

	Total Basic Materials	69,608,667

Capital Goods (1.9%)
	Bombardier, Inc.
950,000	7.750%, 3/15/2020[g]	1,031,937
	Case New Holland, Inc.
1,250,000	7.750%, 9/1/2013	1,360,938
1,550,000	7.875%, 12/1/2017[g]	1,722,437
	Cemex SAB de CV
1,270,000	5.307%, 9/30/2015[c,e,g]	1,262,063
1,710,000	9.000%, 1/11/2018[g]	1,793,363
	CRH America, Inc.
1,750,000	4.125%, 1/15/2016	1,751,704
1,900,000	8.125%, 7/15/2018	2,236,196
	John Deere Capital Corporation
3,300,000	5.350%, 4/3/2018	3,634,194
	Owens-Brockway Glass Container, Inc.
2,550,000	6.750%, 12/1/2014	2,604,188
	Republic Services, Inc.
630,000	5.500%, 9/15/2019	675,941
1,600,000	5.000%, 3/1/2020	1,656,438
2,200,000	5.250%, 11/15/2021	2,303,074
	Textron, Inc.
2,500,000	6.200%, 3/15/2015	2,728,500
	Waste Management, Inc.
1,050,000	4.750%, 6/30/2020	1,066,415

	Total Capital Goods	25,827,388

Collateralized Mortgage Obligations (1.7%)
	Banc of America Mortgage Securities, Inc.
5,669,847	3.184%, 9/25/2035	4,757,733
	Bear Stearns Mortgage Funding Trust
1,154,421	0.530%, 8/25/2036[e]	359,084
	Countrywide Alternative Loan Trust
4,599,000	6.000%, 1/25/2037	3,270,225

Principal Amount	Long-Term Fixed Income (94.2%)	Value
Collateralized Mortgage Obligations (1.7%) - continued
	Deutsche Alt-A Securities, Inc.
$3,283,780	1.082%, 4/25/2047[e]	$2,044,586
	HomeBanc Mortgage Trust
2,905,507	4.909%, 4/25/2037	1,960,345
	Merrill Lynch Mortgage Investors, Inc.
4,411,883	2.753%, 6/25/2035	3,892,618
	Wachovia Mortgage Loan Trust, LLC
3,654,325	3.851%, 5/20/2036	2,710,738
	Washington Mutual Alternative Mortgage Pass-Through Certificates
6,535,383	1.062%, 2/25/2047[e]	3,393,459
	Washington Mutual Mortgage Pass-Through Certificates
938,416	0.540%, 10/25/2045[e]	807,447

	Total Collateralized Mortgage Obligations	23,196,235

Commercial Mortgage-Backed Securities (5.5%)
	Banc of America Commercial Mortgage, Inc.
3,200,000	5.689%, 4/10/2049	3,396,451
	Bear Stearns Commercial Mortgage Securities, Inc.
3,000,000	0.405%, 3/15/2022[d,e]	2,871,198
3,500,000	5.331%, 2/11/2044	3,666,558
	Citigroup Commercial Mortgage Trust
12,500,000	0.395%, 4/15/2022[e,g]	12,044,675
	Citigroup/Deutsche Bank Commercial Mortgage
1,900,000	5.322%, 12/11/2049	1,997,054
	Commercial Mortgage Pass- Through Certificates
2,000,000	0.385%, 12/15/2020[d,e]	1,814,378
4,750,000	0.435%, 6/15/2022[d,e]	4,387,822
	Credit Suisse First Boston Mortgage Securities
3,200,000	5.542%, 1/15/2049	3,319,315
	Credit Suisse Mortgage Capital Certificates
6,382,454	0.425%, 10/15/2021[e,g]	6,151,742
3,250,000	5.467%, 9/15/2039	3,440,856
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
11,285,000	5.336%, 5/15/2047	11,815,169
3,200,000	5.738%, 2/12/2049	3,175,002
	LB-UBS Commercial Mortgage Trust
3,200,000	6.374%, 9/15/2045	3,253,235
	Morgan Stanley Capital, Inc.
3,200,000	5.406%, 3/15/2044	3,118,784
	Wachovia Bank Commercial Mortgage Trust
7,500,000	0.374%, 9/15/2021[d,e]	7,125,862
3,644,620	4.390%, 2/15/2041	3,675,143

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
170

Income Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (94.2%)	Value
Commercial Mortgage-Backed Securities (5.5%) - continued
	WaMu Commercial Mortgage Securities Trust
$248,899	3.830%, 1/25/2035[g]	$250,878

	Total Commercial Mortgage- Backed Securities	75,504,122

Communications Services (8.9%)
	Alltel Corporation
3,875,000	7.000%, 3/15/2016	4,537,373
	America Movil SAB de CV
3,800,000	5.000%, 3/30/2020	3,918,161
	American Tower Corporation
4,000,000	4.625%, 4/1/2015	4,152,572
1,250,000	4.500%, 1/15/2018	1,227,606
2,500,000	5.050%, 9/1/2020	2,428,827
	Cablevision Systems Corporation
2,250,000	8.000%, 4/15/2020[h]	2,452,500
	CBS Corporation
2,500,000	8.875%, 5/15/2019	3,139,258
1,300,000	7.875%, 9/1/2023	1,489,111
	CCO Holdings, LLC
1,880,000	7.250%, 10/30/2017	1,964,600
	Charter Communications Operating, LLC
1,880,000	8.000%, 4/30/2012[g]	1,974,000
	Clear Channel Worldwide Holdings, Inc.
1,880,000	9.250%, 12/15/2017	2,060,950
	Comcast Corporation
1,900,000	6.300%, 11/15/2017	2,145,567
2,900,000	5.700%, 5/15/2018[h]	3,156,708
2,700,000	6.400%, 5/15/2038	2,749,510
	Cox Communications, Inc.
3,400,000	9.375%, 1/15/2019[g]	4,417,052
2,500,000	8.375%, 3/1/2039[g]	3,173,380
	Cricket Communications, Inc.
1,890,000	7.750%, 5/15/2016	2,008,125
	Crown Castle Towers, LLC
5,050,000	4.174%, 8/15/2017[g]	5,017,155
	DIRECTV Holdings, LLC/DIRECTV Financing Company, Inc.
5,075,000	5.000%, 3/1/2021	5,092,864
	Frontier Communications Corporation
1,250,000	7.875%, 4/15/2015	1,346,875
1,580,000	8.250%, 4/15/2017	1,706,400
	Inmarsat Finance plc
1,070,000	7.375%, 12/1/2017[g]	1,128,850
	Intelsat Jackson Holdings SA
940,000	7.250%, 10/15/2020[g]	940,000
1,900,000	7.500%, 4/1/2021[c,g]	1,904,750
	Intelsat Jackson Holdings, Ltd.
310,000	8.500%, 11/1/2019[g]	333,250
	Intelsat Subsidiary Holding Company, Ltd.
2,200,000	8.875%, 1/15/2015	2,271,500
	MetroPCS Wireless, Inc.
1,880,000	7.875%, 9/1/2018[h]	2,011,600
	NBC Universal, Inc.
3,750,000	5.150%, 4/30/2020[g]	3,864,934

Principal Amount	Long-Term Fixed Income (94.2%)	Value
Communications Services (8.9%) - continued
	News America, Inc.
$1,900,000	7.280%, 6/30/2028	$2,098,611
1,900,000	7.625%, 11/30/2028	2,175,280
2,140,000	6.400%, 12/15/2035	2,201,737
	Nextel Communications, Inc.
1,250,000	6.875%, 10/31/2013	1,259,375
1,270,000	7.375%, 8/1/2015	1,274,763
	NII Capital Corporation
1,900,000	8.875%, 12/15/2019	2,090,000
480,000	7.625%, 4/1/2021	490,800
	Qwest Communications International, Inc.
1,900,000	7.125%, 4/1/2018	2,049,625
	Qwest Corporation
600,000	8.375%, 5/1/2016	714,000
3,200,000	6.500%, 6/1/2017	3,532,000
	Rogers Communications, Inc.
2,410,000	8.750%, 5/1/2032	3,097,428
	SBA Tower Trust
3,500,000	5.101%, 4/15/2017[g]	3,587,500
	Telefonica Emisiones SAU
3,800,000	5.462%, 2/16/2021	3,848,298
	Telemar Norte Leste SA
3,800,000	5.500%, 10/23/2020[g]	3,733,500
	Time Warner Cable, Inc.
2,500,000	8.250%, 4/1/2019	3,045,572
2,550,000	6.750%, 6/15/2039	2,666,209
	Time Warner Entertainment Company, LP
1,850,000	8.375%, 3/15/2023	2,280,963
	UPC Holding BV
1,070,000	9.875%, 4/15/2018[g]	1,182,350
	Verizon Communications, Inc.
2,000,000	8.750%, 11/1/2018	2,558,892
	Videotron Ltee
1,250,000	6.875%, 1/15/2014	1,267,187
	Virgin Media Finance plc
2,520,000	9.500%, 8/15/2016	2,866,500
620,000	8.375%, 10/15/2019	697,500

	Total Communications Services	121,331,568

Consumer Cyclical (4.7%)
	American Honda Finance Corporation
4,400,000	3.875%, 9/21/2020[g]	4,257,994
	AOL Time Warner, Inc.
1,600,000	7.700%, 5/1/2032	1,865,853
	AutoZone, Inc.
3,475,000	4.000%, 11/15/2020	3,232,344
	CVS Caremark Corporation
2,500,000	6.302%, 6/1/2037	2,456,250
	FireKeepers Development Authority
1,240,000	13.875%, 5/1/2015[g]	1,469,400
	Ford Motor Credit Company, LLC
1,900,000	7.000%, 10/1/2013	2,050,989
2,130,000	8.000%, 6/1/2014	2,368,941
1,930,000	7.000%, 4/15/2015	2,089,082
630,000	6.625%, 8/15/2017	672,368

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
171

Income Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (94.2%)	Value
Consumer Cyclical (4.7%) - continued
	Goodyear Tire & Rubber Company
$1,375,000	8.250%, 8/15/2020[h]	$1,471,250
	Home Depot, Inc.
625,000	3.950%, 9/15/2020	608,628
3,900,000	5.875%, 12/16/2036	3,876,577
	Hyatt Hotels Corporation
3,100,000	5.750%, 8/15/2015[g]	3,209,508
	Hyundai Motor Manufacturing Czech
2,525,000	4.500%, 4/15/2015[g]	2,587,468
	J.C. Penney Company, Inc.
1,950,000	5.650%, 6/1/2020	1,879,312
	Macy’s Retail Holdings, Inc.
1,630,000	8.375%, 7/15/2015	1,894,875
	MGM Resorts International
1,900,000	11.125%, 11/15/2017	2,175,500
1,300,000	9.000%, 3/15/2020	1,425,125
	Peninsula Gaming, LLC
480,000	10.750%, 8/15/2017[g]	526,800
	QVC, Inc.
320,000	7.375%, 10/15/2020[g]	333,600
	Rite Aid Corporation
1,250,000	10.375%, 7/15/2016	1,346,875
	Starwood Hotels & Resorts Worldwide, Inc.
1,850,000	6.750%, 5/15/2018	2,009,563
	Toll Bros Finance Corporation
2,000,000	6.750%, 11/1/2019	2,065,464
	Toys R Us Property Company I, LLC
1,900,000	10.750%, 7/15/2017	2,156,500
	Universal City Development Partners, Ltd.
1,270,000	8.875%, 11/15/2015	1,382,713
	Volkswagen International Finance NV
3,820,000	2.875%, 4/1/2016[g]	3,764,725
	Wal-Mart Stores, Inc.
5,000,000	3.250%, 10/25/2020	4,670,460
	Warner Music Group
1,910,000	7.375%, 4/15/2014	1,914,775
	West Corporation
1,580,000	7.875%, 1/15/2019[g]	1,609,625
	Wyndham Worldwide Corporation
1,885,000	6.000%, 12/1/2016	1,997,421
1,270,000	5.625%, 3/1/2021	1,258,061

	Total Consumer Cyclical	64,628,046

Consumer Non-Cyclical (4.7%)
	Altria Group, Inc.
1,300,000	4.125%, 9/11/2015	1,351,494
1,750,000	9.700%, 11/10/2018	2,301,455
2,500,000	9.950%, 11/10/2038	3,486,990
	Anheuser-Busch InBev Worldwide, Inc.
3,125,000	5.375%, 11/15/2014	3,443,672
1,900,000	6.875%, 11/15/2019	2,244,386
2,550,000	5.375%, 1/15/2020	2,736,920
2,525,000	5.000%, 4/15/2020	2,640,668

Principal Amount	Long-Term Fixed Income (94.2%)	Value
Consumer Non-Cyclical (4.7%) - continued
	Archer-Daniels-Midland Company
$1,275,000	4.700%, 3/1/2021	$1,291,241
	Biomet, Inc.
2,525,000	10.000%, 10/15/2017[g]	2,768,031
	Boston Scientific Corporation
3,800,000	4.500%, 1/15/2015	3,919,267
1,250,000	5.125%, 1/12/2017	1,278,559
	Bunge Limited Finance Corporation
1,600,000	4.100%, 3/15/2016	1,603,982
	Celgene Corporation
2,500,000	3.950%, 10/15/2020	2,359,125
	Constellation Brands, Inc.
1,200,000	7.250%, 5/15/2017	1,302,000
	Fortune Brands, Inc.
2,500,000	6.375%, 6/15/2014	2,741,705
1,300,000	5.375%, 1/15/2016	1,380,440
	Hasbro, Inc.
3,250,000	6.350%, 3/15/2040	3,258,421
	HCA, Inc.
2,490,000	8.500%, 4/15/2019	2,763,900
1,270,000	7.250%, 9/15/2020	1,358,900
	Hershey Company
1,600,000	4.125%, 12/1/2020	1,603,106
	JBS Finance II, Ltd.
1,250,000	8.250%, 1/29/2018[g]	1,284,375
	Kraft Foods, Inc.
5,700,000	5.375%, 2/10/2020	6,017,752
	Mylan, Inc.
2,525,000	7.875%, 7/15/2020[g]	2,745,938
	Reynolds Group Holdings, Ltd.
1,250,000	6.875%, 2/15/2021[g]	1,259,375
	Sanofi-Aventis SA
3,180,000	4.000%, 3/29/2021	3,127,530
	TreeHouse Foods, Inc.
1,260,000	7.750%, 3/1/2018	1,357,650
	Warner Chilcott Company, LLC
2,360,000	7.750%, 9/15/2018[g]	2,472,100

	Total Consumer Non-Cyclical	64,098,982

Energy (9.3%)
	Anadarko Petroleum Corporation
1,900,000	5.950%, 9/15/2016	2,066,032
2,600,000	6.375%, 9/15/2017	2,861,807
	BP Capital Markets plc
2,200,000	3.125%, 10/1/2015	2,212,300
3,525,000	4.500%, 10/1/2020	3,498,058
1,900,000	4.742%, 3/11/2021	1,903,543
	CenterPoint Energy Resources Corporation
6,850,000	6.125%, 11/1/2017	7,603,952
	Citgo Petroleum Corporation
940,000	11.500%, 7/1/2017[g]	1,095,100
	Denbury Resources, Inc.
1,469,000	8.250%, 2/15/2020	1,641,608
	El Paso Corporation
2,000,000	7.250%, 6/1/2018	2,248,032
	Enbridge Energy Partners, LP
950,000	5.200%, 3/15/2020	987,571
3,800,000	8.050%, 10/1/2037[h]	4,033,396

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
172

Income Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (94.2%)	Value
Energy (9.3%) - continued
	Energy Transfer Partners, LP
$2,540,000	5.950%, 2/1/2015	$2,784,721
2,560,000	6.700%, 7/1/2018	2,900,411
	Ensco plc
3,800,000	4.700%, 3/15/2021	3,771,903
	Enterprise Products Operating, LLC
2,600,000	7.034%, 1/15/2068	2,697,500
4,000,000	6.300%, 9/15/2017	4,509,812
	EQT Corporation
1,300,000	8.125%, 6/1/2019	1,549,618
	Key Energy Services, Inc.
2,075,000	6.750%, 3/1/2021	2,111,313
	Kinder Morgan Energy Partners, LP
1,270,000	3.500%, 3/1/2016	1,279,674
1,250,000	5.950%, 2/15/2018	1,376,395
3,100,000	5.800%, 3/1/2021	3,329,316
	Linn Energy, LLC
1,880,000	7.750%, 2/1/2021[g]	2,006,900
	Magellan Midstream Partners, LP
2,700,000	6.450%, 6/1/2014	3,012,995
	Marathon Oil Corporation
2,364,000	5.900%, 3/15/2018	2,656,105
	Marathon Petroleum Corporation
1,260,000	5.125%, 3/1/2021[g]	1,270,059
	Nexen, Inc.
1,910,000	7.400%, 5/1/2028	2,123,431
1,900,000	6.400%, 5/15/2037	1,897,919
	Noble Energy, Inc.
3,100,000	8.250%, 3/1/2019	3,900,132
1,270,000	6.000%, 3/1/2041	1,275,551
	NuStar Logistics, LP
3,900,000	4.800%, 9/1/2020	3,836,122
	Odebrecht Drilling Norbe VIII/IX, Ltd.
1,250,000	6.350%, 6/30/2021[g]	1,317,187
	ONEOK Partners, LP
3,175,000	3.250%, 2/1/2016	3,159,331
3,250,000	6.850%, 10/15/2037	3,560,151
	Petrobras International Finance Company
3,175,000	5.375%, 1/27/2021	3,184,582
	Petrohawk Energy Corporation
2,200,000	10.500%, 8/1/2014	2,527,250
	Pioneer Natural Resources Company
2,500,000	6.875%, 5/1/2018	2,713,648
	Plains All American Pipeline, LP
3,150,000	6.500%, 5/1/2018	3,540,984
	Plains Exploration & Production Company
1,870,000	8.625%, 10/15/2019	2,080,375
	QEP Resources, Inc.
630,000	6.875%, 3/1/2021	661,500
	Rowan Companies, Inc.
4,450,000	5.000%, 9/1/2017	4,604,317
	SandRidge Energy, Inc.
1,270,000	8.000%, 6/1/2018[g]	1,330,325
950,000	7.500%, 3/15/2021[g]	985,625
	Southwestern Energy Company
2,000,000	7.500%, 2/1/2018	2,267,500

Principal Amount	Long-Term Fixed Income (94.2%)	Value
Energy (9.3%) - continued
	Transocean, Inc.
$2,200,000	4.950%, 11/15/2015	$2,324,975
	Valero Energy Corporation
3,125,000	6.125%, 2/1/2020	3,379,906
	Weatherford International, Inc.
2,245,000	6.350%, 6/15/2017	2,481,122
	Weatherford International, Ltd.
3,100,000	6.000%, 3/15/2018	3,353,968
	Williams Partners, LP
2,500,000	4.125%, 11/15/2020	2,379,703
	Woodside Finance, Ltd.
3,125,000	4.500%, 11/10/2014[g]	3,309,806

	Total Energy	127,603,531

Financials (31.4%)
	Abbey National Capital Trust I
3,090,000	8.963%, 12/29/2049[i]	3,383,550
	Aegon NV
2,600,000	3.535%, 7/29/2049[e,i]	1,904,500
	Ally Financial, Inc.
1,300,000	7.500%, 12/31/2013	1,399,125
1,900,000	4.500%, 2/11/2014	1,900,000
1,300,000	8.300%, 2/12/2015	1,425,125
1,570,000	7.500%, 9/15/2020[g]	1,674,013
	American Express Credit Corporation
3,850,000	5.125%, 8/25/2014	4,152,987
	American International Group, Inc.
3,000,000	6.400%, 12/15/2020	3,201,882
	Associated Banc Corporation
3,180,000	5.125%, 3/28/2016	3,192,068
	Associates Corporation of North America
3,800,000	6.950%, 11/1/2018	4,246,804
	AXA SA
3,900,000	6.463%, 12/31/2049[g,i]	3,402,750
	Axis Specialty Finance, LLC
3,250,000	5.875%, 6/1/2020	3,269,380
	BAC Capital Trust VI
3,150,000	5.625%, 3/8/2035	2,748,851
	BAC Capital Trust XI
1,300,000	6.625%, 5/23/2036	1,271,257
	Bank of America Corporation
3,200,000	6.500%, 8/1/2016	3,541,197
3,300,000	5.750%, 12/1/2017	3,476,916
1,900,000	8.000%, 12/29/2049[i]	2,043,203
	Barclays Bank plc
5,000,000	2.500%, 9/21/2015[g]	4,849,830
2,110,000	5.140%, 10/14/2020	1,996,731
3,700,000	7.434%, 9/15/2049[g,i]	3,700,000
	BBVA Bancomer SA / Texas
2,540,000	6.500%, 3/10/2021[g]	2,509,931
	BBVA International Preferred SA Unipersonal
3,150,000	5.919%, 12/29/2049[i]	2,666,031
	Bear Stearns Companies, Inc.
2,100,000	4.650%, 7/2/2018	2,120,746
	Bear Stearns Companies, LLC
1,900,000	7.250%, 2/1/2018	2,213,758
	Blackstone Holdings Finance Company, LLC
3,140,000	5.875%, 3/15/2021[g]	3,076,330

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
173

Income Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (94.2%)	Value
Financials (31.4%) - continued
	BNP Paribas Home Loan Covered Bonds SA
$4,400,000	2.200%, 11/2/2015[g]	$4,228,426
	Boston Properties, LP
3,750,000	5.875%, 10/15/2019	4,071,900
3,150,000	4.125%, 5/15/2021	2,995,987
	Caisse centrale Desjardins du Quebec
2,500,000	2.550%, 3/24/2016[g]	2,467,068
	Cantor Fitzgerald, LP
1,700,000	7.875%, 10/15/2019[g]	1,766,411
	Capital One Capital V
1,925,000	10.250%, 8/15/2039	2,088,625
	Capital One Financial Corporation
1,500,000	6.150%, 9/1/2016	1,642,592
	CIGNA Corporation
2,225,000	4.500%, 3/15/2021	2,190,383
	CIT Group, Inc.
950,000	5.250%, 4/1/2014[g]	955,956
3,304,731	7.000%, 5/1/2017	3,308,862
	Citigroup, Inc.
3,150,000	1.235%, 4/1/2014[e]	3,151,846
3,125,000	6.010%, 1/15/2015	3,415,047
2,500,000	4.750%, 5/19/2015	2,620,510
2,700,000	6.125%, 5/15/2018	2,944,920
2,550,000	8.500%, 5/22/2019	3,146,384
	CME Group Index Services, LLC
2,600,000	4.400%, 3/15/2018[g]	2,658,791
	CNA Financial Corporation
3,775,000	7.350%, 11/15/2019	4,263,428
1,300,000	5.875%, 8/15/2020	1,342,263
	CommonWealth REIT
3,150,000	6.250%, 8/15/2016	3,383,875
	Corestates Capital Trust I
3,000,000	8.000%, 12/15/2026[g]	3,070,161
	Corporacion Andina de Fomento
2,000,000	8.125%, 6/4/2019	2,403,526
	Developers Diversified Realty Corporation
2,540,000	4.750%, 4/15/2018	2,472,459
	Discover Bank
1,875,000	8.700%, 11/18/2019	2,246,368
2,200,000	7.000%, 4/15/2020	2,420,444
	DnB NOR Boligkreditt
4,400,000	2.900%, 3/29/2016[g]	4,373,512
	Duke Realty, LP
3,100,000	5.950%, 2/15/2017	3,344,023
	Fifth Third Bancorp
1,900,000	3.625%, 1/25/2016	1,898,326
2,800,000	5.450%, 1/15/2017	2,902,004
	Fifth Third Bank
3,150,000	0.424%, 5/17/2013[e]	3,096,573
	General Electric Capital Corporation
4,500,000	6.375%, 11/15/2067	4,606,875
1,900,000	6.000%, 8/7/2019	2,074,355
2,500,000	4.375%, 9/16/2020[h]	2,429,500
1,600,000	5.300%, 2/11/2021	1,625,070
1,550,000	6.750%, 3/15/2032	1,703,204
	Goldman Sachs Group, Inc.
5,800,000	6.250%, 9/1/2017	6,350,571
2,850,000	5.950%, 1/18/2018	3,060,339

Principal Amount	Long-Term Fixed Income (94.2%)	Value
Financials (31.4%) - continued
$3,200,000	6.750%, 10/1/2037	$3,227,613
	HCP, Inc.
950,000	3.750%, 2/1/2016	954,802
	Health Care Property Investors, Inc.
3,100,000	5.625%, 5/1/2017	3,278,591
	Health Care REIT, Inc.
3,200,000	6.125%, 4/15/2020	3,384,563
3,150,000	4.950%, 1/15/2021	3,031,242
	HSBC Holdings plc
2,225,000	5.100%, 4/5/2021[c]	2,236,416
	HSBC USA, Inc.
3,150,000	5.000%, 9/27/2020	3,092,954
	Huntington Bancshares, Inc.
2,850,000	7.000%, 12/15/2020	3,146,420
	Hutchinson Whampoa Finance, Ltd.
2,550,000	6.000%, 12/29/2049[g,i]	2,591,437
	Icahn Enterprises, LP
1,890,000	7.750%, 1/15/2016	1,941,975
	ING Bank NV
3,150,000	2.500%, 1/14/2016[g]	3,021,760
2,500,000	4.000%, 3/15/2016[g]	2,496,507
	ING Capital Funding Trust III
3,200,000	3.907%, 12/31/2049[e,i]	3,102,650
	International Lease Finance Corporation
3,150,000	5.300%, 5/1/2012[h]	3,205,125
3,125,000	6.750%, 9/1/2016[g]	3,343,750
	J.P. Morgan Chase & Company
2,540,000	3.450%, 3/1/2016	2,530,930
3,150,000	5.500%, 10/15/2040	3,078,029
4,700,000	7.900%, 4/29/2049[i]	5,142,317
	J.P. Morgan Chase Capital XXV
3,100,000	6.800%, 10/1/2037	3,115,915
	Jefferies Group, Inc.
1,250,000	3.875%, 11/9/2015	1,247,303
	JPMorgan Chase Bank NA
1,275,000	5.875%, 6/13/2016	1,403,894
	KeyCorp
3,125,000	3.750%, 8/13/2015	3,157,656
1,275,000	5.100%, 3/24/2021	1,267,129
	LBG Capital No. 1 plc
3,100,000	7.875%, 11/1/2020	3,024,050
	Liberty Property, LP
2,840,000	5.500%, 12/15/2016	3,048,695
1,875,000	4.750%, 10/1/2020	1,852,401
	Lloyds TSB Bank plc
3,165,000	4.875%, 1/21/2016	3,263,507
2,400,000	5.800%, 1/13/2020[g]	2,402,366
	Merrill Lynch & Company, Inc.
5,600,000	6.875%, 4/25/2018	6,219,875
3,000,000	7.750%, 5/14/2038	3,444,576
	MetLife Capital Trust X
3,000,000	9.250%, 4/8/2038[g]	3,622,500
	Morgan Stanley
3,125,000	4.200%, 11/20/2014	3,226,259
3,125,000	4.000%, 7/24/2015	3,175,875
1,900,000	5.450%, 1/9/2017	2,002,984
2,450,000	6.625%, 4/1/2018	2,692,834
1,900,000	5.625%, 9/23/2019	1,940,537
4,700,000	5.500%, 1/26/2020	4,720,450

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
174

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Schedule of Investments as of March 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (94.2%)	Value
Financials (31.4%) - continued
	MUFG Capital Finance 1, Ltd.
$3,230,000	6.346%, 7/29/2049[i]	$3,234,774
	National Australia Bank, Ltd.
3,150,000	4.375%, 12/10/2020[g]	3,022,595
	National City Bank
5,050,000	5.800%, 6/7/2017	5,522,104
	Nationwide Building Society
4,400,000	6.250%, 2/25/2020[g]	4,577,804
	Nationwide Financial Services, Inc.
3,180,000	5.375%, 3/25/2021[g]	3,149,774
	New York Life Insurance Company
2,500,000	6.750%, 11/15/2039[g]	2,867,560
	Nomura Holdings, Inc.
3,150,000	4.125%, 1/19/2016	3,116,670
	Nordea Bank AB
5,500,000	2.125%, 1/14/2014[g]	5,487,257
2,500,000	3.700%, 11/13/2014[g]	2,588,690
	Preferred Term Securities XXIII, Ltd.
5,446,184	0.510%, 12/22/2036[d,e]	3,022,632
	Prudential Financial, Inc.
1,250,000	6.200%, 1/15/2015	1,379,581
2,900,000	6.000%, 12/1/2017	3,190,870
3,125,000	5.375%, 6/21/2020	3,254,056
1,120,000	5.700%, 12/14/2036	1,097,701
1,425,000	6.200%, 11/15/2040	1,480,314
	Rabobank Capital Funding II
2,126,000	5.260%, 12/29/2049[g,i]	2,110,827
	Regency Centers, LP
2,500,000	5.875%, 6/15/2017	2,739,573
	Regions Financial Corporation
3,175,000	5.750%, 6/15/2015	3,234,531
	Reinsurance Group of America, Inc.
4,785,000	5.625%, 3/15/2017	5,022,298
	Resona Bank, Ltd.
3,133,000	5.850%, 9/29/2049[g,i]	3,097,961
	Royal Bank of Scotland plc
2,500,000	4.875%, 3/16/2015	2,598,435
3,175,000	4.375%, 3/16/2016	3,195,149
	Simon Property Group, LP
2,280,000	5.750%, 12/1/2015	2,535,775
1,250,000	10.350%, 4/1/2019	1,722,946
2,000,000	5.650%, 2/1/2020	2,153,740
3,250,000	4.375%, 3/1/2021	3,179,572
	SLM Corporation
1,250,000	5.125%, 8/27/2012	1,290,045
3,200,000	5.000%, 10/1/2013	3,312,288
3,300,000	5.375%, 5/15/2014	3,422,060
2,400,000	6.250%, 1/25/2016	2,502,000
	Standard Chartered plc
3,775,000	3.850%, 4/27/2015[g]	3,863,207
	SunTrust Banks, Inc.
1,900,000	3.600%, 4/15/2016	1,888,668
	Swiss RE Capital I, LP
4,200,000	6.854%, 5/29/2049[g,i]	4,109,868
	TD Ameritrade Holding Corporation
3,775,000	5.600%, 12/1/2019	3,994,773
	Travelers Companies, Inc.
3,200,000	5.800%, 5/15/2018	3,519,142

Principal Amount	Long-Term Fixed Income (94.2%)	Value
Financials (31.4%) - continued
	U.S. Bank National Association
$3,200,000	3.778%, 4/29/2020	$3,258,810
	UnitedHealth Group, Inc.
2,500,000	6.500%, 6/15/2037	2,681,060
	Unum Group
2,500,000	7.125%, 9/30/2016	2,818,335
	Wachovia Bank NA
2,025,000	4.875%, 2/1/2015	2,156,275
	Wachovia Corporation
2,500,000	5.250%, 8/1/2014	2,673,678
	WEA Finance, LLC
1,500,000	7.125%, 4/15/2018[g]	1,739,466
	WEA Finance, LLC/WT Finance Australia, Pty Ltd.
1,850,000	7.500%, 6/2/2014[g]	2,117,554
	Wells Fargo & Company
3,175,000	3.676%, 6/15/2016	3,193,764
3,815,000	4.600%, 4/1/2021	3,772,673
	Westpac Banking Corporation
3,100,000	4.200%, 2/27/2015	3,243,713
3,150,000	3.000%, 12/9/2015	3,130,731
	Willis North America, Inc.
4,600,000	6.200%, 3/28/2017	4,902,413
1,900,000	7.000%, 9/29/2019	2,057,641
	XL Capital, Ltd.
3,100,000	6.250%, 5/15/2027	3,078,002
	ZFS Finance USA Trust II
2,500,000	6.450%, 12/15/2065[g]	2,550,000

	Total Financials	429,582,791

Foreign Government (1.4%)
	Bank Nederlandse Gemeenten NV
4,450,000	4.375%, 2/16/2021[g]	4,524,538
	Brazil Government International Bond
1,100,000	4.875%, 1/22/2021	1,122,000
	Finland Government International Bond
5,100,000	2.250%, 3/17/2016[g]	5,083,129
	Korea Development Bank/ Republic of Korea
2,500,000	4.375%, 8/10/2015	2,595,485
	Mexico Government International Bond
3,150,000	5.125%, 1/15/2020	3,294,900
	Peru Government International Bond
3,775,000	5.625%, 11/18/2050	3,416,375

	Total Foreign Government	20,036,427

Mortgage-Backed Securities (4.9%)
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
5,825,000	3.500%, 4/1/2026[c]	5,839,562
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
27,350,000	4.500%, 4/1/2041[c]	27,832,892
5,825,000	5.000%, 4/1/2041[c]	6,093,498
21,950,000	5.500%, 4/1/2041[c]	23,472,781

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
175

Income Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (94.2%)	Value
Mortgage-Backed Securities (4.9%) - continued
$4,200,000	6.000%, 4/1/2041[c]	$4,567,500

	Total Mortgage-Backed Securities	67,806,233

Technology (0.7%)
	CA, Inc.
3,075,000	5.375%, 12/1/2019	3,168,071
	Equinix, Inc.
1,800,000	8.125%, 3/1/2018	1,948,500
	Seagate HDD Cayman
1,910,000	7.750%, 12/15/2018[g]	1,976,850
	Xerox Corporation
1,250,000	6.400%, 3/15/2016	1,416,824
950,000	5.625%, 12/15/2019	1,020,895

	Total Technology	9,531,140

Transportation (2.3%)
	American Airlines Pass Through Trust
1,861,098	10.375%, 7/2/2019	2,230,526
2,525,000	5.250%, 7/31/2021	2,514,900
	Continental Airlines, Inc.
2,200,000	6.750%, 9/15/2015[g]	2,219,250
1,093,921	7.250%, 11/10/2019	1,210,424
2,073,936	5.983%, 4/19/2022	2,156,893
	CSX Corporation
1,293,000	7.900%, 5/1/2017	1,571,358
1,807,000	6.220%, 4/30/2040	1,926,181
	Delta Air Lines, Inc.
1,123,000	9.500%, 9/15/2014[g]	1,193,187
2,600,000	4.950%, 11/23/2019[h]	2,626,000
3,367,912	7.750%, 12/17/2019	3,692,074
	ERAC USA Finance, LLC
3,450,000	5.250%, 10/1/2020[g]	3,552,355
	Hertz Corporation
1,900,000	6.750%, 4/15/2019[g]	1,883,375
	Kansas City Southern de Mexico SA de CV
1,260,000	7.375%, 6/1/2014	1,310,400
	Navios Maritime Holdings, Inc.
1,510,000	8.875%, 11/1/2017	1,636,462
	US Airways Group, Inc.
2,200,000	6.250%, 4/22/2023	2,167,000

	Total Transportation	31,890,385

U.S. Government and Agencies (4.4%)
	U.S. Treasury Bonds
1,300,000	5.375%, 2/15/2031	1,486,672
3,175,000	4.250%, 11/15/2040	3,036,589
	U.S. Treasury Notes
4,000,000	2.500%, 3/31/2015	4,114,080
3,150,000	1.250%, 10/31/2015	3,039,504
3,000,000	3.000%, 2/28/2017	3,069,375
4,400,000	2.750%, 5/31/2017	4,422,343
3,150,000	2.625%, 1/31/2018	3,105,951
9,500,000	3.500%, 5/15/2020	9,628,440
7,000,000	2.625%, 8/15/2020	6,566,875
3,825,000	3.625%, 2/15/2021[h]	3,879,388
	U.S. Treasury Notes, TIPS
7,321,804	1.875%, 7/15/2019	8,031,675

Principal Amount	Long-Term Fixed Income (94.2%)	Value
U.S. Government and Agencies (4.4%) - continued
$9,086,850	1.250%, 7/15/2020	$9,384,299

	Total U.S. Government and Agencies	59,765,191

U.S. Municipals (0.3%)
	California General Obligation Bonds (Build America Bonds)
1,280,000	7.950%, 3/1/2036	1,367,795
	Illinois State General Obligation Bonds
3,175,000	5.877%, 3/1/2019	3,171,031

	Total U.S. Municipals	4,538,826

Utilities (5.7%)
	AES Corporation
1,565,000	7.750%, 10/15/2015	1,690,200
	Ameren Illinois Power Company
3,200,000	6.125%, 11/15/2017	3,555,923
	Buckeye Partners, LP
2,000,000	4.875%, 2/1/2021	1,986,694
	Cleveland Electric Illuminating Company
1,775,000	5.700%, 4/1/2017	1,887,544
	CMS Energy Corporation
2,510,000	4.250%, 9/30/2015	2,517,003
	Columbus Southern Power Company
2,400,000	6.050%, 5/1/2018	2,701,332
	Commonwealth Edison Company
1,500,000	6.150%, 9/15/2017	1,678,775
	Consolidated Natural Gas Company
1,550,000	5.000%, 12/1/2014	1,695,252
	Dominion Resources, Inc.
2,540,000	6.300%, 9/30/2066	2,495,550
	DTE Energy Company
2,500,000	6.375%, 4/15/2033	2,608,070
	Exelon Generation Company, LLC
1,050,000	5.200%, 10/1/2019	1,064,086
2,500,000	4.000%, 10/1/2020	2,285,607
	Florida Power Corporation
2,000,000	6.400%, 6/15/2038	2,246,722
	Inergy, LP
1,100,000	7.000%, 10/1/2018[g]	1,144,000
630,000	6.875%, 8/1/2021[g]	656,775
	ITC Holdings Corporation
3,000,000	5.875%, 9/30/2016[g]	3,308,604
4,000,000	6.050%, 1/31/2018[g]	4,371,612
	Markwest Energy Partners, LP/Markwest Energy Finance Corporation
1,270,000	6.500%, 8/15/2021	1,268,412
	Nevada Power Company
2,800,000	6.750%, 7/1/2037	3,189,900
	NiSource Finance Corporation
2,800,000	6.400%, 3/15/2018	3,132,545
3,200,000	5.450%, 9/15/2020	3,320,762
	NRG Energy, Inc.
2,250,000	7.375%, 2/1/2016	2,328,750

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
176

Income Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (94.2%)	Value
Utilities (5.7%) - continued
	Ohio Edison Company
$1,550,000	6.875%, 7/15/2036	$1,678,737
	Ohio Power Company
2,200,000	5.375%, 10/1/2021	2,339,847
	Pennsylvania Electric Company
3,700,000	5.200%, 4/1/2020	3,778,821
	Petrobras International Finance Company
2,050,000	5.750%, 1/20/2020	2,114,850
	Power Receivables Finance, LLC
772,890	6.290%, 1/1/2012[d]	773,354
	PSEG Power, LLC
4,800,000	5.000%, 4/1/2014	5,113,392
	Southern Star Central Corporation
1,600,000	6.750%, 3/1/2016	1,624,000
	Southwestern Public Service Company
2,770,000	6.000%, 10/1/2036	2,818,018
	Union Electric Company
2,900,000	6.400%, 6/15/2017	3,290,064
	Williams Partners, LP
2,500,000	5.250%, 3/15/2020	2,607,930

	Total Utilities	77,273,131

	Total Long-Term Fixed Income (cost $1,250,653,014)	1,290,491,913

Shares	Mutual Funds (1.4%)	Value
Fixed Income Mutual Funds (1.4%)
3,779,609	Thrivent High Yield Fund	18,633,475

	Total Fixed Income Mutual Funds	18,633,475

	Total Mutual Funds (cost $13,300,000)	18,633,475

Shares	Preferred Stock (0.7%)	Value

Financials (0.7%)
167	Ally Financial, Inc., 7.000%[g,i]	155,393
52,000	Citigroup Capital XII, 8.500%	1,369,160
30,240	Citigroup, Inc., 7.875%	828,576
22,000	Citigroup, Inc., Convertible, 7.500%	2,783,000
359,990	Federal National Mortgage Association, 8.250%[i,j]	611,983
55,250	GMAC Capital Trust I, 8.125%[j]	1,408,875
81,250	HSBC Holdings plc, 8.000%[i]	2,216,500

	Total Financials	9,373,487

	Total Preferred Stock (cost $14,689,236)	9,373,487

Shares	Common Stock (0.1%)	Value
Financials (0.1%)
17,331	CIT Group, Inc.[j]	737,434

	Total Financials	737,434

	Total Common Stock (cost $554,987)	737,434

Shares	Collateral Held for Securities Loaned (1.1%)	Value
15,334,134	Thrivent Financial Securities Lending Trust	$15,334,134

	Total Collateral Held for Securities Loaned (cost $15,334,134)	15,334,134

Principal Amount	Short-Term Investments (6.7%)[k]	Value
	AllianceBernstein LP
3,000,000	0.180%, 4/1/2011	3,000,000
	Federal Home Loan Bank Discount Notes
20,000,000	0.090%, 4/6/2011	19,999,750
17,000,000	0.075%, 4/8/2011	16,999,752
5,000,000	0.080%, 4/13/2011	4,999,867
6,795,000	0.100%, 4/20/2011	6,794,641
10,000,000	0.055%, 4/25/2011	9,999,634
	Federal Home Loan Mortgage Corporation Discount Notes
2,730,000	0.160%, 8/29/2011[l,m]	2,728,208
	Federal National Mortgage Association Discount Notes
27,685,000	0.090%, 5/17/2011	27,681,816

	Total Short-Term Investments (at amortized cost)	92,203,668

	Total Investments (cost $1,402,740,088) 105.4%	$1,442,933,130

	Other Assets and Liabilities, Net (5.4%)	(73,794,595)

	Total Net Assets 100.0%	$1,369,138,535

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Income Portfolio owned as of March 31, 2011.

Security	Acquisition Date	Amortized Cost
Bear Stearns Commercial Mortgage Securities, Inc.	3/30/2007	$3,000,000
Capitalsource Commercial Loan Trust	4/5/2007	582,850
Commercial Mortgage Pass- Through Certificates	10/18/2006	2,000,000
Commercial Mortgage Pass- Through Certificates	5/2/2007	4,750,000
Power Receivables Finance, LLC	9/30/2003	772,663
Preferred Term Securities XXIII, Ltd.	9/14/2006	5,446,184
Wachovia Bank Commercial Mortgage Trust	5/2/2007	7,500,441

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
177

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Schedule of Investments as of March 31, 2011

(unaudited)

e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 31, 2011.
f	All or a portion of the security is insured or guaranteed.
g

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2011, the value of these investments was $241,932,596 or 17.7% of total net assets.

h	All or a portion of the security is on loan.
i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
j	Non-income producing security.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
l	At March 31, 2011, $1,728,864 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
m	At March 31, 2011, $999,344 of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.

    Definitions:

REIT	-	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$70,355,993
Gross unrealized depreciation	(30,162,951)

Net unrealized appreciation (depreciation)	$40,193,042

Cost for federal income tax purposes	$1,402,740,088

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
178

Income Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2011, in valuing Income Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	1,218,899	–	1,218,899	–
Capital Goods	632,353	–	632,353	–
Communications Services	4,907,744	–	4,907,744	–
Consumer Cyclical	1,119,816	–	1,119,816	–
Consumer Non-Cyclical	3,092,036	–	3,092,036	–
Energy	1,610,496	–	1,610,496	–
Financials	1,626,024	–	1,626,024	–
Technology	1,951,651	–	1,951,651	–
Long-Term Fixed Income
Asset-Backed Securities	18,269,250	–	18,269,250	–
Basic Materials	69,608,667	–	69,608,667	–
Capital Goods	25,827,388	–	25,827,388	–
Collateralized Mortgage Obligations	23,196,235	–	23,196,235	–
Commercial Mortgage-Backed Securities	75,504,122	–	75,504,122	–
Communications Services	121,331,568	–	117,744,068	3,587,500
Consumer Cyclical	64,628,046	–	64,628,046	–
Consumer Non-Cyclical	64,098,982	–	64,098,982	–
Energy	127,603,531	–	127,603,531	–
Financials	429,582,791	–	426,560,159	3,022,632
Foreign Government	20,036,427	–	20,036,427	–
Mortgage-Backed Securities	67,806,233	–	67,806,233	–
Technology	9,531,140	–	9,531,140	–
Transportation	31,890,385	–	31,890,385	–
U.S. Government and Agencies	59,765,191	–	59,765,191	–
U.S. Municipals	4,538,826	–	4,538,826	–
Utilities	77,273,131	–	77,273,131	–
Mutual Funds
Fixed Income Mutual Funds	18,633,475	18,633,475	–	–
Preferred Stock
Financials	9,373,487	9,218,094	155,393	–
Common Stock
Financials	737,434	737,434	–	–
Collateral Held for Securities Loaned	15,334,134	15,334,134	–	–
Short-Term Investments	92,203,668	–	92,203,668	–

Total	$1,442,933,130	$43,923,137	$1,392,399,861	$6,610,132

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	1,920,313	1,920,313	–	–
Credit Default Swaps	64,500	–	64,500	–

Total Asset Derivatives	$1,984,813	$1,920,313	$64,500	$–

Liability Derivatives
Futures Contracts	15,584	15,584	–	–
Credit Default Swaps	294,376	–	294,376	–

Total Liability Derivatives	$309,960	$15,584	$294,376	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
179

Income Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Income Portfolio.

Investments in Securities	Value December 31, 2010	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)*	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Value March 31, 2010
Long-Term Fixed Income
Communications Services	–	–	(51,282)	–	–	3,638,782	–	3,587,500
Financials	2,871,390	–	174,372	–	(23,130)	–	–	3,022,632
Transportation	12,402,746	423,902	(446,932)	–	(3,089,799)	–	(9,289,917)	–

Total	$15,274,136	$423,902	($323,842)	$–	($3,112,929)	$3,638,782	($9,289,917)	$6,610,132

*	Includes the change in net unrealized appreciation/(depreciation) on level 3 securities held on March 31, 2010 of $112,104.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	315	June 2011	$68,538,072	$68,709,376	$171,304
5-Yr. U.S. Treasury Bond Futures	(595)	June 2011	(69,543,457)	(69,489,490)	53,967
10-Yr. U.S. Treasury Bond Futures	(1,435)	June 2011	(170,794,260)	(170,809,844)	(15,584)
20-Yr. U.S. Treasury Bond Futures	600	June 2011	70,417,458	72,112,500	1,695,042
Total Futures Contracts					$1,904,729

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDS Fortune Brand, Inc., 5 Year, at 1.00%; Barclays Capital	Buy	12/20/2015	$3,150,000	($102,138)	($8,129)	($110,267)
CDS Jananese Sovereign Bond, 6 Year, at 1.00%; Bank of America	Buy	3/20/2016	4,750,000	(35,221)	(7,935)	(43,156)
CDX HY, Series 15, 5 Year, at 5.00%; Bank of America	Buy	12/20/2015	6,300,000	283,003	(218,503)	64,500
CDX HY, Series 15, 5 Year, at 5.00%; J.P. Morgan Chase and Co.	Buy	12/20/2015	6,400,000	193,641	(221,972)	(28,331)
CDX IG, Series 15, 5 Year, at 1.00%; J.P. Morgan Chase and Co.	Buy	12/20/2015	15,700,000	5,263	(117,885)	(112,622)
Total Credit Default Swaps					($574,424)	($229,876)

1

As the buyer of protection, Income Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Income Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.

2	The maximum potential amount of future payments Income Portfolio could be required to make as the seller or receive as the buyer of protection.
3

The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
180

Income Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Income Portfolio, is as follows:

Portfolio	Value December 31, 2010	Gross Purchases	Gross Sales	Shares Held at March 31, 2011	Value March 31, 2011	Income Earned January 1, 2011 - March 31, 2011
High Yield Fund	$18,293,310	$–	$–	3,779,609	$18,633,475	$353,379
Thrivent Financial Securities Lending Trust	13,325,870	56,801,481	54,793,217	15,334,134	15,334,134	5,607
Total Value and Income Earned	31,619,180				33,967,609	358,986

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
181

Bond Index Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (109.0%)	Value
Asset-Backed Securities (3.9%)
	Countrywide Asset-Backed Certificates
$555,545	5.549%, 8/25/2021[a]	$464,659
	Countrywide Home Loans, Inc.
515,657	6.085%, 6/25/2021[a]	293,161
	Credit Based Asset Servicing and Securitization, LLC
409,228	5.501%, 12/25/2036	287,967
	First Horizon ABS Trust
1,307,709	0.380%, 10/25/2026[a,b]	1,077,475
1,141,319	0.410%, 10/25/2034[a,b]	605,248
	GMAC Mortgage Corporation Loan Trust
1,381,704	0.430%, 8/25/2035[a,b]	823,773
1,674,926	0.430%, 12/25/2036[a,b]	1,157,895
	Green Tree Financial Corporation
23,727	6.330%, 11/1/2029	23,935
	IndyMac Seconds Asset-Backed Trust
564,246	0.420%, 10/25/2036[a,b]	121,922
	Wachovia Asset Securitization, Inc.
1,392,788	0.390%, 7/25/2037[a,b,c]	1,096,078

	Total Asset-Backed Securities	5,952,113

Basic Materials (0.9%)
	Corporacion Nacional del Cobre de Chile
300,000	6.375%, 11/30/2012[d]	322,626
	Dow Chemical Company
27,000	7.375%, 11/1/2029	32,313
	Rio Tinto Alcan, Inc.
500,000	5.200%, 1/15/2014	538,676
	Vale Overseas, Ltd.
500,000	4.625%, 9/15/2020	487,697

	Total Basic Materials	1,381,312

Capital Goods (1.2%)
	General Electric Company
600,000	5.000%, 2/1/2013	639,244
	John Deere Capital Corporation
350,000	7.000%, 3/15/2012	371,442
	Republic Services, Inc.
500,000	5.250%, 11/15/2021	523,426
	United Technologies Corporation
275,000	6.050%, 6/1/2036	305,844

	Total Capital Goods	1,839,956

Collateralized Mortgage Obligations (1.3%)
	Bear Stearns Mortgage Funding Trust
247,376	0.530%, 8/25/2036[b]	76,947
	Merrill Lynch Mortgage Investors, Inc.
1,102,971	2.753%, 6/25/2035	973,154
	Thornburg Mortgage Securities Trust
897,943	0.360%, 11/25/2046[b]	886,175

	Total Collateralized Mortgage Obligations	1,936,276

Principal Amount	Long-Term Fixed Income (109.0%)	Value
Commercial Mortgage-Backed Securities (8.9%)
	Banc of America Commercial Mortgage, Inc.
$645,000	5.658%, 6/10/2049	$681,253
	Bear Stearns Commercial Mortgage Securities, Inc.
2,500,000	0.405%, 3/15/2022[b,c]	2,392,665
	Commercial Mortgage Pass - Through Certificates
2,500,000	0.385%, 12/15/2020[b,c]	2,267,972
500,000	5.306%, 12/10/2046	527,164
	Credit Suisse Mortgage Capital Certificates
2,127,485	0.425%, 10/15/2021[b,d]	2,050,581
235,000	5.467%, 9/15/2039	248,800
	General Electric Commercial Mortgage Corporation
738,699	4.641%, 3/10/2040	761,025
	GS Mortgage Securities Corporation II
2,000,000	1.317%, 3/6/2020[b,d]	2,000,398
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
1,300,000	5.336%, 5/15/2047	1,361,074
	LB-UBS Commercial Mortgage Trust
900,000	4.786%, 10/15/2029	951,381
314,627	4.553%, 7/15/2030	314,631

	Total Commercial Mortgage - Backed Securities	13,556,944

Communications Services (2.1%)
	America Movil SAB de CV
350,000	5.000%, 3/30/2020	360,883
	AT&T, Inc.
300,000	6.400%, 5/15/2038	306,292
	BellSouth Corporation
27,000	6.875%, 10/15/2031	29,370
	CBS Corporation
350,000	7.875%, 9/1/2023	400,915
	Cox Communications, Inc.
135,000	6.450%, 12/1/2036[d,e]	139,117
	Crown Castle Towers, LLC
500,000	4.174%, 8/15/2017[d]	496,748
	News America, Inc.
275,000	6.400%, 12/15/2035	282,933
	Telecom Italia Capital SA
800,000	5.250%, 10/1/2015	828,048
	Time Warner Cable, Inc.
300,000	7.300%, 7/1/2038	332,145
	Verizon Global Funding Corporation
27,000	7.750%, 12/1/2030	32,521

	Total Communications Services	3,208,972

Consumer Cyclical (0.9%)
	AOL Time Warner, Inc.
27,000	7.625%, 4/15/2031	31,146
	Daimler Finance NA, LLC
27,000	8.500%, 1/18/2031	36,290

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
182

Bond Index Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (109.0%)	Value
Consumer Cyclical (0.9%) - continued
	Target Corporation
$27,000	7.000%, 7/15/2031	$31,815
	Wal-Mart Stores, Inc.
527,000	7.550%, 2/15/2030	670,299
	Walt Disney Company
500,000	5.625%, 9/15/2016	569,772

	Total Consumer Cyclical	1,339,322

Consumer Non-Cyclical (1.8%)
	AmerisourceBergen Corporation
500,000	4.875%, 11/15/2019	518,663
	Boston Scientific Corporation
275,000	7.000%, 11/15/2035	280,837
	GlaxoSmithKline Capital, Inc.
300,000	6.375%, 5/15/2038	338,120
	Kellogg Company
600,000	4.250%, 3/6/2013	632,693
27,000	7.450%, 4/1/2031	33,640
	Kraft Foods, Inc.
27,000	6.500%, 11/1/2031	29,665
	Philip Morris International, Inc.
300,000	6.375%, 5/16/2038	337,202
	Wyeth
550,000	6.000%, 2/15/2036	590,880

	Total Consumer Non-Cyclical	2,761,700

Energy (1.4%)
	Anadarko Finance Company
27,000	7.500%, 5/1/2031	29,808
	Conoco, Inc.
27,000	6.950%, 4/15/2029	32,237
	Devon Financing Corporation, ULC
27,000	7.875%, 9/30/2031	34,665
	Energy Transfer Partners, LP
450,000	6.700%, 7/1/2018	509,838
	Marathon Petroleum Corporation
325,000	5.125%, 3/1/2021[d]	327,594
	Petrobras International Finance Company
325,000	5.375%, 1/27/2021	325,981
	Petro-Canada
300,000	6.800%, 5/15/2038	332,871
	Valero Energy Corporation
500,000	4.750%, 6/15/2013	530,790

	Total Energy	2,123,784

Financials (8.9%)
	African Development Bank
250,000	6.875%, 10/15/2015	291,175
	AIG SunAmerica Global Financing VI
500,000	6.300%, 5/10/2011[d]	500,720
	AXA SA
27,000	8.600%, 12/15/2030	31,938
	BAC Capital Trust XI
275,000	6.625%, 5/23/2036	268,920
	Bank of America Corporation
500,000	6.500%, 8/1/2016	553,312
	Barclays Bank plc
500,000	2.375%, 1/13/2014	502,830
300,000	5.000%, 9/22/2016	318,054

Principal Amount	Long-Term Fixed Income (109.0%)	Value
Financials (8.9%) - continued
	Bear Stearns Companies, Inc.
$500,000	4.650%, 7/2/2018	$504,939
	BNP Paribas SA
1,100,000	5.186%, 6/29/2049[d,f]	1,056,000
	Chubb Corporation
600,000	6.500%, 5/15/2038	672,995
	Citigroup, Inc.
500,000	1.235%, 4/1/2014[b]	500,293
250,000	4.700%, 5/29/2015	261,579
	Fifth Third Bancorp
325,000	3.625%, 1/25/2016	324,714
	General Electric Capital Corporation
475,000	5.875%, 1/14/2038	468,955
	HCP, Inc.
325,000	3.750%, 2/1/2016	326,643
	Health Care REIT, Inc.
450,000	6.125%, 4/15/2020	475,954
	HSBC Finance Corporation
650,000	6.375%, 11/27/2012	699,502
	HSBC Holdings plc
300,000	6.800%, 6/1/2038	314,133
	International Lease Finance Corporation
850,000	5.875%, 5/1/2013	871,250
	J.P. Morgan Chase & Company
250,000	3.450%, 3/1/2016	249,107
	Lloyds TSB Bank plc
350,000	5.800%, 1/13/2020[d]	350,345
	Marsh & McLennan Companies, Inc.
185,000	5.750%, 9/15/2015	200,960
	Merrill Lynch & Company, Inc.
475,000	5.000%, 2/3/2014	505,653
	MetLife, Inc.
200,000	5.000%, 6/15/2015	215,354
	Morgan Stanley Dean Witter & Company
850,000	6.750%, 4/15/2011	850,728
	Northern Trust Corporation
500,000	3.450%, 11/4/2020	474,452
	Preferred Term Securities XXIII, Ltd.
1,167,039	0.510%, 12/22/2036[b,c]	647,707
	Prudential Financial, Inc.
275,000	5.700%, 12/14/2036	269,525
	Rabobank Nederland NV
350,000	4.750%, 1/15/2020[d]	361,290
	Wachovia Bank NA
500,000	4.875%, 2/1/2015	532,414
	Washington Mutual Bank FA
500,000	5.500%, 1/15/2013[g]	625

	Total Financials	13,602,066

Foreign Government (2.5%)
	Bank Nederlandse Gemeenten NV
750,000	4.375%, 2/16/2021[d]	762,563
	Chile Government International Bond
350,000	3.875%, 8/5/2020	340,812
	Finland Government International Bond
500,000	2.250%, 3/17/2016[d]	498,346

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
183

Bond Index Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (109.0%)	Value
Foreign Government (2.5%) - continued
	Hydro-Quebec
$27,000	8.400%, 1/15/2022	$36,594
	Italy Government International Bond
200,000	4.375%, 6/15/2013	210,740
700,000	5.375%, 6/12/2017	744,316
	Nova Scotia Government Notes
250,000	7.250%, 7/27/2013	283,659
	Quebec Government Notes
400,000	4.875%, 5/5/2014	438,354
400,000	7.500%, 7/15/2023	520,003

	Total Foreign Government	3,835,387

Mortgage-Backed Securities (32.5%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
1,658	6.500%, 10/1/2012	1,805
1,382	6.500%, 1/1/2013	1,504
1,365	6.000%, 9/1/2013	1,482
1,878	5.500%, 3/1/2014	2,029
8,951	6.000%, 4/1/2014	9,718
3,720	7.000%, 10/1/2014	3,990
6,423	6.500%, 3/1/2016	6,991
14,155	6.000%, 6/1/2016	15,367
14,635	6.000%, 9/1/2016	15,888
177,218	7.000%, 6/1/2017	194,093
244,384	5.500%, 12/1/2017	264,685
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
4,426	6.500%, 4/1/2024	5,005
4,884	7.000%, 5/1/2024	5,588
1,235	7.500%, 8/1/2025	1,426
14,456	8.500%, 11/1/2025	17,269
1,780	8.000%, 1/1/2026	2,098
1,950	7.000%, 4/1/2027	2,238
2,799	7.500%, 7/1/2027	3,233
4,549	7.000%, 8/1/2027	5,222
2,683	7.500%, 10/1/2027	3,103
3,313	7.000%, 5/1/2028	3,806
18,602	6.000%, 8/1/2028	20,465
6,825	6.500%, 2/1/2029	7,713
16,694	6.000%, 3/1/2029	18,366
10,183	7.000%, 7/1/2029	11,708
10,729	7.500%, 10/1/2029	12,426
4,160	7.500%, 11/1/2029	4,818
5,957	6.500%, 5/1/2031	6,733
32,656	6.000%, 6/1/2031	35,926
7,128	7.000%, 6/1/2031	8,207
8,196	7.000%, 6/1/2031	9,436
23,421	6.000%, 7/1/2031	25,766
8,596	7.000%, 9/1/2031	9,896
15,044	6.500%, 10/1/2031	17,001
138,760	6.000%, 1/1/2032	152,655
28,244	6.000%, 1/1/2032	31,073
15,431	7.000%, 5/1/2032	17,774
161,094	6.500%, 7/1/2032	182,058
134,635	6.500%, 10/1/2032	152,156
212,052	6.000%, 11/1/2032	233,286
11,500,000	5.000%, 4/1/2041[h]	12,001,331
7,250,000	6.000%, 4/1/2041[h]	7,875,312

Principal Amount	Long-Term Fixed Income (109.0%)	Value
Mortgage-Backed Securities (32.5%) - continued
	Federal National Mortgage Association Conventional 15 - Yr. Pass Through
$29	6.000%, 4/1/2011	$29
21	7.500%, 7/1/2011	21
630	8.000%, 7/1/2012	662
1,061	6.500%, 12/1/2012	1,161
2,769	6.500%, 6/1/2013	3,031
6,360	6.000%, 12/1/2013	6,927
5,000,000	3.500%, 4/1/2026[h]	5,012,500
	Federal National Mortgage Association Conventional 30 - Yr. Pass Through
4,569	10.500%, 8/1/2020	5,208
3,480	8.000%, 12/1/2024	4,059
3,436	7.000%, 10/1/2025	3,957
17,902	6.500%, 11/1/2025	20,230
768	8.500%, 12/1/2025	900
3,905	7.500%, 1/1/2026	4,513
4,820	6.500%, 5/1/2026	5,452
3,039	8.000%, 9/1/2026	3,550
4,929	7.500%, 2/1/2027	5,704
3,540	7.000%, 3/1/2027	4,081
5,881	6.500%, 8/1/2027	6,653
4,508	9.000%, 11/1/2027	5,306
1,981	7.000%, 1/1/2028	2,287
43,823	7.500%, 2/1/2028	50,757
3,897	6.000%, 5/1/2028	4,291
2,047	6.500%, 9/1/2028	2,315
10,501	7.000%, 10/1/2028	12,131
26,247	7.500%, 11/1/2028	30,371
8,006	6.500%, 2/1/2029	9,057
25,959	6.000%, 3/1/2029	28,583
12,549	7.000%, 3/1/2029	14,507
30,897	6.500%, 4/1/2029	34,952
3,336	6.500%, 8/1/2029	3,774
9,116	7.500%, 8/1/2029	10,576
7,392	7.000%, 10/1/2029	8,545
8,629	7.500%, 12/1/2029	10,011
4,654	8.000%, 4/1/2030	5,443
2,152	7.500%, 12/1/2030	2,499
38,887	6.000%, 5/1/2031	42,817
125,543	6.500%, 4/1/2032	142,018
89,708	6.500%, 5/1/2032	101,481
67,408	7.000%, 5/1/2032	77,639
381,364	6.500%, 7/1/2032	431,411
174,038	6.500%, 8/1/2032	196,878
10,650,000	4.500%, 4/1/2041[h]	10,838,036
10,000,000	5.500%, 4/1/2041[h]	10,693,750
	Government National Mortgage Association 15-Yr. Pass Through
7,914	7.000%, 9/15/2013	8,361
	Government National Mortgage Association 30-Yr. Pass Through
4,988	7.500%, 3/15/2023	5,782
1,910	7.000%, 1/15/2024	2,198
2,478	9.000%, 9/15/2024	2,960
6,086	8.000%, 6/15/2025	7,152
1,844	8.000%, 9/15/2026	2,164
7,897	7.500%, 10/15/2027	9,172

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
184

Bond Index Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (109.0%)	Value
Mortgage-Backed Securities (32.5%) - continued
$6,783	7.000%, 11/15/2027	$7,832
3,612	7.000%, 1/15/2028	4,174
7,663	6.500%, 7/15/2028	8,679
5,755	7.000%, 8/15/2028	6,650
48,238	7.500%, 11/15/2028	56,083
9,168	6.500%, 12/15/2028	10,382
31,155	6.500%, 3/15/2029	35,284
3,013	6.500%, 4/15/2029	3,412
6,654	8.000%, 10/15/2030	7,841
11,189	7.500%, 1/15/2031	13,059
4,728	7.000%, 4/15/2031	5,474
19,310	6.500%, 6/15/2031	21,869
18,308	7.000%, 9/15/2031	21,198
198,189	6.500%, 1/15/2032	224,449
28,359	6.500%, 4/15/2032	32,116

	Total Mortgage-Backed Securities	49,745,010

Technology (0.6%)
	Cisco Systems, Inc.
500,000	1.625%, 3/14/2014	499,177
	International Business Machines Corporation
500,000	1.000%, 8/5/2013	497,023

	Total Technology	996,200

Transportation (0.6%)
	Delta Air Lines, Inc.
300,000	4.950%, 11/23/2019[e]	303,000
	Union Pacific Corporation
500,000	7.000%, 2/1/2016	587,307

	Total Transportation	890,307

U.S. Government and Agencies (39.6%)
	Federal Agricultural Mortgage Corporation
1,000,000	2.125%, 9/15/2015	997,023
	Federal Home Loan Banks
1,000,000	3.625%, 5/29/2013	1,057,502
850,000	4.500%, 9/16/2013	918,271
1,000,000	3.625%, 10/18/2013	1,059,330
3,750,000	5.000%, 11/17/2017	4,205,884
	Federal Home Loan Mortgage Corporation
2,500,000	0.750%, 3/28/2013	2,495,707
500,000	3.750%, 6/28/2013	531,355
1,000,000	5.125%, 11/17/2017	1,126,476
350,000	6.750%, 3/15/2031	446,077
	Federal National Mortgage Association
500,000	5.960%, 9/11/2028	583,283
100,000	6.250%, 5/15/2029	120,252
	Resolution Funding Corporation
200,000	8.125%, 10/15/2019	271,434
	Tennessee Valley Authority
250,000	6.000%, 3/15/2013	274,443
350,000	5.250%, 9/15/2039	367,077
	U.S. Treasury Bonds
2,500,000	5.250%, 11/15/2028	2,814,452
1,525,000	4.625%, 2/15/2040	1,555,024
	U.S. Treasury Notes
3,500,000	0.375%, 8/31/2012	3,494,120

Principal Amount	Long-Term Fixed Income (109.0%)	Value
U.S. Government and Agencies (39.6%) - continued
$2,750,000	2.000%, 11/30/2013	$2,813,808
3,500,000	1.250%, 2/15/2014[e]	3,502,188
1,500,000	2.250%, 5/31/2014	1,542,070
2,500,000	4.250%, 8/15/2014	2,733,790
3,000,000	2.375%, 8/31/2014	3,088,125
5,650,000	2.000%, 1/31/2016	5,608,947
4,000,000	2.625%, 2/29/2016	4,081,248
750,000	2.750%, 11/30/2016	760,606
4,250,000	3.000%, 2/28/2017	4,348,281
1,750,000	3.250%, 3/31/2017	1,813,437
1,000,000	2.250%, 11/30/2017	965,938
6,500,000	3.625%, 2/15/2021[e]	6,592,424
500,000	3.500%, 2/15/2039	419,219

	Total U.S. Government and Agencies	60,587,791

U.S. Municipals (0.2%)
	Chicago Metropolitan Water Reclamation District General Obligation Bonds (Build America Bonds)
350,000	5.720%, 12/1/2038	345,478

	Total U.S. Municipals	345,478

Utilities (1.7%)
	CenterPoint Energy Houston Electric, LLC
400,000	5.600%, 7/1/2023	414,171
	Commonwealth Edison Company
275,000	5.900%, 3/15/2036	280,125
	FirstEnergy Corporation
27,000	7.375%, 11/15/2031	29,246
	National Rural Utilities Cooperative Finance Corporation
27,000	8.000%, 3/1/2032	34,851
	Oncor Electric Delivery Company
475,000	6.375%, 1/15/2015	533,073
	ONEOK Partners, LP
275,000	6.650%, 10/1/2036	291,919
	Progress Energy, Inc.
400,000	7.000%, 10/30/2031	461,534
	Southern California Edison Company
225,000	5.000%, 1/15/2014	244,028
	Xcel Energy, Inc.
275,000	6.500%, 7/1/2036	305,487

	Total Utilities	2,594,434

	Total Long-Term Fixed Income (cost $167,868,680)	166,697,052

Shares	Collateral Held for Securities Loaned (6.9%)	Value
10,562,819	Thrivent Financial Securities Lending Trust	10,562,819

	Total Collateral Held for Securities Loaned (cost $10,562,819)	10,562,819

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
185

Bond Index Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Principal Amount	Short-Term Investments (20.3%)[i]	Value
	Federal Home Loan Bank Discount Notes
5,000,000	0.085%, 4/6/2011	$4,999,941
26,000,000	0.080%, 4/13/2011	25,999,307

	Total Short-Term Investments (at amortized cost)	30,999,248

	Total Investments (cost $209,430,747) 136.2%	$208,259,119

	Other Assets and Liabilities, Net (36.2%)	(55,296,884)

	Total Net Assets 100.0%	$152,962,235

a	All or a portion of the security is insured or guaranteed.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 31, 2011.
c

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Bond Index Portfolio owned as of March 31, 2011.

Security	Acquisition Date	Amortized Cost
Bear Stearns Commercial
Mortgage Securities, Inc.	3/30/2007	$2,500,000
Commercial Mortgage Pass- Through Certificates	10/18/2006	2,500,000
Preferred Term Securities XXIII, Ltd.	9/14/2006	1,167,039
Wachovia Asset Securitization, Inc.	3/16/2007	1,392,788

d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2011, the value of these investments was $8,866,328 or 5.8% of total net assets.

e	All or a portion of the security is on loan.
f	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
g	Defaulted security. Interest is not being accrued.
h	Denotes investments purchased on a when-issued or delayed delivery basis.
i	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

    Definitions:

REIT	-	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$4,070,173
Gross unrealized depreciation	(5,241,801)

Net unrealized appreciation (depreciation)	$(1,171,628)

Cost for federal income tax purposes	$209,430,747

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
186

Bond Index Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2011, in valuing Bond Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	5,952,113	–	5,952,113	–
Basic Materials	1,381,312	–	1,381,312	–
Capital Goods	1,839,956	–	1,839,956	–
Collateralized Mortgage Obligations	1,936,276	–	1,936,276	–
Commercial Mortgage-Backed Securities	13,556,944	–	13,556,944	–
Communications Services	3,208,972	–	3,208,972	–
Consumer Cyclical	1,339,322	–	1,339,322	–
Consumer Non-Cyclical	2,761,700	–	2,761,700	–
Energy	2,123,784	–	2,123,784	–
Financials	13,602,066	–	12,954,359	647,707
Foreign Government	3,835,387	–	3,835,387	–
Mortgage-Backed Securities	49,745,010	–	49,745,010	–
Technology	996,200	–	996,200	–
Transportation	890,307	–	890,307	–
U.S. Government and Agencies	60,587,791	–	60,587,791	–
U.S. Municipals	345,478	–	345,478	–
Utilities	2,594,434	–	2,594,434	–
Collateral Held for Securities Loaned	10,562,819	10,562,819	–	–
Short-Term Investments	30,999,248	–	30,999,248	–

Total	$208,259,119	$10,562,819	$197,048,593	$647,707

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Bond Index Portfolio.

Investments in Securities	Value December 31, 2010	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	* Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Value March 31, 2011
Long-Term Fixed Income
Asset-Backed Securities	1,095,928	–	68,599	–	(68,449)	–	(1,096,078)	–
Financials	615,298	–	37,365	–	(4,956)	–	–	647,707

Total	$1,711,226	$–	$105,964	$–	($73,405)	$–	($1,096,078)	$647,707

*Includes the change in net unrealized appreciation/(depreciation) on Level 3 securities held on March 31, 2011 of $35,011.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Bond Index Portfolio, is as follows:

Portfolio	Value December 31, 2010	Gross Purchases	Gross Sales	Shares Held at March 31, 2011	Value March 31, 2011	Income Earned January 1, 2011 - March 31, 2011
Thrivent Financial Securities Lending Trust	$357,000	$25,307,257	$15,101,438	10,562,819	$10,562,819	$1,903
Total Value and Income Earned	357,000				10,562,819	1,903

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
187

Limited Maturity Bond Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (96.4%)	Value
Asset-Backed Securities (14.1%)
	Bank of America Auto Trust
$6,500,000	1.390%, 3/15/2014[a]	$6,536,419
	Carrington Mortgage Loan Trust
1,400,000	0.400%, 8/25/2036[b]	574,687
	Chrysler Financial Auto Securitization
4,943,814	2.820%, 1/15/2016	5,012,622
	CIT Equipment
2,515,082	3.070%, 8/15/2016[a]	2,533,890
	Citibank Omni Master Trust
6,000,000	2.355%, 5/16/2016[a,b]	6,090,606
	CNH Equipment Trust
3,350,000	7.210%, 12/16/2013	3,554,404
	Countrywide Asset-Backed Certificates
1,111,090	5.549%, 8/25/2021[c]	929,319
	Countrywide Home Loans, Inc.
3,093,940	6.085%, 6/25/2021[c]	1,758,967
	Credit Based Asset Servicing and Securitization, LLC
1,964,293	5.501%, 12/25/2036	1,382,242
	Discover Card Master Trust
9,500,000	0.905%, 9/15/2015[b]	9,571,744
	First Franklin Mortgage Loan Asset-Backed Certificates
215,069	5.500%, 3/25/2036[d,e]	0
	First Horizon ABS Trust
852,636	0.380%, 9/25/2029[b,c]	674,889
	First National Master Note Trust
7,500,000	1.605%, 7/15/2015[b]	7,548,930
	Ford Credit Auto Owner Trust
3,425,873	3.960%, 5/15/2013	3,471,917
	GE Capital Credit Card Master Note Trust
7,800,000	2.540%, 9/15/2014	7,867,603
7,000,000	3.690%, 7/15/2015	7,247,471
	GMAC Mortgage Corporation Loan Trust
1,658,044	0.430%, 8/25/2035[b,c]	988,528
2,579,510	5.750%, 10/25/2036[c]	1,646,522
3,908,162	0.430%, 12/25/2036[b,c]	2,701,755
	Goldman Sachs Alternative Mortgage Products Trust
3,826,425	0.330%, 8/25/2036[b]	3,551,592
	GSAMP Trust
3,380,372	0.430%, 2/25/2036[b]	2,941,660
	Harley-Davidson Motorcycle Trust
2,498,523	3.190%, 11/15/2013	2,525,852
	Honda Auto Receivables Owner Trust
5,500,000	4.430%, 7/15/2015	5,750,519
	Household Home Equity Loan Trust
1,552,512	5.320%, 3/20/2036	1,552,408
	John Deere Owner Trust
3,500,000	3.960%, 5/16/2016	3,625,965
	Mortgage Equity Conversion Asset Trust
6,179,189	0.790%, 1/25/2042[b,d]	5,913,483
6,082,690	0.770%, 2/25/2042[b,d]	5,823,567

Principal Amount	Long-Term Fixed Income (96.4%)	Value
Asset-Backed Securities (14.1%) - continued
	Nissan Auto Receivables Owner Trust
$4,104,685	4.280%, 6/16/2014	$4,179,386
6,000,000	4.740%, 8/17/2015	6,305,736
	Renaissance Home Equity Loan Trust
3,836,390	5.608%, 5/25/2036	3,141,985
1,250,000	5.285%, 1/25/2037	991,859
	Santander Drive Auto Receivables Trust
8,112,612	0.950%, 8/15/2013	8,119,150
	SLM Student Loan Trust
12,000,000	0.373%, 4/27/2020[b]	11,903,604
8,123,108	0.383%, 4/25/2023[b]	8,103,028
11,000,000	0.781%, 3/25/2026[b]	11,014,817
	USAA Auto Owner Trust
5,500,000	4.770%, 9/15/2014	5,767,030
	Volkswagen Auto Lease Trust
3,920,300	3.410%, 4/16/2012	3,944,101
	Volkswagen Auto Loan Enhanced Trust
2,500,000	1.310%, 1/20/2014	2,513,885
	Wachovia Asset Securitization, Inc.
1,740,985	0.390%, 7/25/2037[b,c,d]	1,370,098
	Wachovia Student Loan Trust
9,000,000	0.413%, 7/27/2020[b]	8,939,376
	World Financial Network Credit Card
9,000,000	4.600%, 9/15/2015	9,183,195
	World Omni Auto Receivables Trust
4,500,000	1.340%, 12/16/2013	4,522,793
2,000,000	5.120%, 5/15/2014	2,106,842
	World Omni Automobile Lease Securitization Trust
1,941,032	1.020%, 1/16/2012	1,941,855

	Total Asset-Backed Securities	195,826,301

Basic Materials (1.1%)
	ArcelorMittal
2,500,000	9.000%, 2/15/2015	2,992,283
3,250,000	3.750%, 8/5/2015	3,282,159
	Dow Chemical Company
2,500,000	4.850%, 8/15/2012	2,618,922
2,000,000	2.500%, 2/15/2016	1,925,150
	Noble Group, Ltd.
2,000,000	4.875%, 8/5/2015[a]	2,070,000
	Rio Tinto Finance USA, Ltd.
2,000,000	9.000%, 5/1/2019	2,628,240

	Total Basic Materials	15,516,754

Capital Goods (0.8%)
	CRH America, Inc.
2,000,000	4.125%, 1/15/2016	2,001,948
	Hutchinson Whampoa Finance, Ltd.
3,300,000	4.625%, 9/11/2015[a]	3,495,525
	Textron, Inc.
2,700,000	6.200%, 3/15/2015	2,946,780

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
188

Limited Maturity Bond Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (96.4%)	Value
Capital Goods (0.8%) - continued
	Waste Management, Inc.
$2,350,000	6.375%, 3/11/2015	$2,663,288

	Total Capital Goods	11,107,541

Collateralized Mortgage Obligations (3.7%)
	American Home Mortgage Assets Trust
3,628,379	1.232%, 11/25/2046[b]	1,731,394
	Banc of America Mortgage Securities, Inc.
1,653,705	3.184%, 9/25/2035	1,387,672
	Bear Stearns Adjustable Rate Mortgage Trust
2,025,829	2.560%, 10/25/2035[b]	1,840,188
	Chase Mortgage Finance Corporation
1,258,107	5.398%, 1/25/2036	218,310
	Countrywide Alternative Loan Trust
2,467,169	5.500%, 11/25/2035	2,395,039
1,628,130	5.500%, 2/25/2036	1,403,738
2,190,000	6.000%, 1/25/2037	1,557,250
	Countrywide Home Loans, Inc.
2,901,162	2.733%, 3/20/2036	1,776,434
2,801,986	5.416%, 9/20/2036	1,711,809
	Deutsche Alt-A Securities, Inc.
4,597,292	1.082%, 4/25/2047[b]	2,862,421
	GSR Mortgage Loan Trust
4,362,246	0.440%, 8/25/2046[b]	3,572,924
	HomeBanc Mortgage Trust
2,021,222	4.909%, 4/25/2037	1,363,718
	Impac CMB Trust
1,131,412	0.770%, 4/25/2035[b]	884,432
803,479	0.570%, 8/25/2035[b]	613,045
	J.P. Morgan Alternative Loan Trust
4,467,967	2.725%, 3/25/2036	2,978,588
	J.P. Morgan Mortgage Trust
1,398,259	5.370%, 6/25/2036	1,370,210
794,020	5.676%, 10/25/2036	714,872
	Merrill Lynch Mortgage Investors, Inc.
2,426,536	2.753%, 6/25/2035	2,140,940
	Residential Accredit Loans, Inc.
1,913,125	3.810%, 9/25/2035	1,371,336
	Thornburg Mortgage Securities Trust
1,257,120	0.360%, 11/25/2046[b]	1,240,644
	Wachovia Mortgage Loan Trust, LLC
2,214,743	3.851%, 5/20/2036	1,642,872
	WaMu Mortgage Pass Through Certificates
4,002,625	1.192%, 10/25/2046[b]	2,679,953
3,862,627	1.132%, 12/25/2046[b]	2,536,081
4,103,840	1.052%, 1/25/2047[b]	2,459,842
	Washington Mutual Alternative Mortgage Pass-Through Certificates
3,740,342	1.232%, 9/25/2046[b]	1,797,182
5,591,384	1.062%, 2/25/2047[b]	2,903,293

Principal Amount	Long-Term Fixed Income (96.4%)	Value
Collateralized Mortgage Obligations (3.7%) - continued
	Washington Mutual Mortgage Pass-Through Certificates
$1,340,595	0.540%, 10/25/2045[b]	$1,153,496
	Wells Fargo Mortgage Backed Securities Trust
616,230	2.772%, 3/25/2036	548,107
1,678,466	2.825%, 3/25/2036	1,487,585

	Total Collateralized Mortgage Obligations	50,343,375

Commercial Mortgage-Backed Securities (7.3%)
	Banc of America Large Loan, Inc.
1,168,100	0.365%, 10/15/2019[a,b]	1,155,224
	Bear Stearns Commercial Mortgage Securities Inc
6,750,000	5.613%, 6/11/2050	6,943,543
4,000,000	0.405%, 3/15/2022[b,d]	3,828,264
1,844,724	5.666%, 6/11/2040	1,887,417
3,196,588	5.205%, 2/11/2044	3,249,549
2,000,000	5.331%, 2/11/2044	2,095,176
	Citigroup/Deutsche Bank Commercial Mortgage
3,000,000	5.322%, 12/11/2049	3,153,243
	Commercial Mortgage Pass- Through Certificates
4,000,000	0.435%, 6/15/2022[b,d]	3,695,008
1,500,000	5.306%, 12/10/2046	1,581,494
	Credit Suisse First Boston Mortgage Securities Corporation
6,444,442	4.691%, 4/15/2037	6,518,824
	Credit Suisse Mortgage Capital Certificates
4,000,000	5.467%, 9/15/2039	4,234,900
	Government National Mortgage Association
5,513,448	2.870%, 3/16/2051	5,639,639
10,836,731	2.164%, 3/16/2033	10,927,369
10,274,080	3.214%, 1/16/2040	10,547,606
	Greenwich Capital Commercial Funding Corporation
3,000,000	5.074%, 1/5/2036	3,082,992
5,500,000	5.224%, 4/10/2037	5,856,296
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
6,500,000	5.429%, 12/12/2043	6,959,225
3,000,000	5.336%, 5/15/2047	3,140,940
	LB-UBS Commercial Mortgage Trust
7,981,811	5.303%, 2/15/2040	8,145,071
2,400,000	6.374%, 9/15/2045	2,439,926
	Morgan Stanley Capital, Inc.
2,400,000	5.406%, 3/15/2044	2,339,088
	Wachovia Bank Commercial Mortgage Trust
1,209,001	3.894%, 11/15/2035	1,210,157
2,500,000	5.765%, 7/15/2045	2,705,698

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
189

Limited Maturity Bond Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (96.4%)	Value
Commercial Mortgage-Backed Securities (7.3%) - continued
	WaMu Commercial Mortgage Securities Trust
$519,576	3.830%, 1/25/2035[a]	$523,707

	Total Commercial Mortgage- Backed Securities	101,860,356

Communications Services (2.2%)
	Alltel Corporation
2,675,000	7.000%, 7/1/2012	2,864,984
	CBS Corporation
2,500,000	8.875%, 5/15/2019	3,139,258
	Crown Castle Towers, LLC
3,250,000	4.523%, 1/15/2015[a]	3,366,200
2,500,000	3.214%, 8/15/2015[a]	2,493,200
1,650,000	4.174%, 8/15/2017[a]	1,639,268
	Qwest Corporation
5,000,000	8.875%, 3/15/2012	5,350,000
	SBA Tower Trust
4,500,000	4.254%, 4/15/2015[a]	4,689,086
	Telemar Norte Leste SA
1,000,000	5.500%, 10/23/2020[a]	982,500
	Time Warner Cable, Inc.
2,400,000	5.400%, 7/2/2012	2,523,662
3,350,000	7.500%, 4/1/2014	3,839,817

	Total Communications Services	30,887,975

Consumer Cyclical (0.9%)
	Daimler Finance North America, LLC
4,000,000	0.919%, 3/28/2014[a,b]	4,001,220
	Ford Motor Credit Company, LLC
2,750,000	7.000%, 4/15/2015	2,976,672
	Harley-Davidson Financial Services, Inc.
1,250,000	3.875%, 3/15/2016[a]	1,244,082
	Volkswagen International Finance NV
4,000,000	1.875%, 4/1/2014[a]	3,970,496

	Total Consumer Cyclical	12,192,470

Consumer Non-Cyclical (2.5%)
	Altria Group, Inc.
4,000,000	4.125%, 9/11/2015	4,158,444
	Anheuser-Busch InBev Worldwide, Inc.
2,500,000	0.854%, 1/27/2014[b]	2,519,505
3,500,000	5.375%, 11/15/2014	3,856,912
1,250,000	2.875%, 2/15/2016	1,240,698
	Bunge Limited Finance Corporation
1,500,000	4.100%, 3/15/2016	1,503,733
	Cargill, Inc.
2,000,000	5.200%, 1/22/2013[a]	2,136,218
	Celgene Corporation
2,500,000	2.450%, 10/15/2015	2,419,483
	Kraft Foods, Inc.
2,500,000	4.125%, 2/9/2016	2,593,825
	Kroger Company
2,000,000	5.000%, 4/15/2013	2,136,918
	McKesson Corporation
1,500,000	3.250%, 3/1/2016	1,510,813

Principal Amount	Long-Term Fixed Income (96.4%)	Value
Consumer Non-Cyclical (2.5%) - continued
	Quest Diagnostics, Inc
$3,000,000	1.159%, 3/24/2014[b]	$3,008,790
	Teva Pharmaceutical Finance III BV
3,000,000	0.809%, 3/21/2014[b]	3,010,575
	Wm. Wrigley, Jr. Company
4,500,000	1.684%, 6/28/2011[a,b]	4,502,331

	Total Consumer Non-Cyclical	34,598,245

Energy (3.4%)
	Anadarko Petroleum Corporation
1,500,000	6.375%, 9/15/2017	1,651,043
	BP Capital Markets plc
4,000,000	0.910%, 3/11/2014[b]	4,017,424
	Cenovus Energy, Inc.
2,000,000	4.500%, 9/15/2014	2,147,564
	Energy Transfer Partners, LP
2,000,000	6.000%, 7/1/2013	2,172,796
	Enterprise Products Operating, LLC
4,000,000	3.200%, 2/1/2016	3,975,060
	International Petroleum Investment Company, Ltd.
2,000,000	3.125%, 11/15/2015[a]	1,950,000
	Kinder Morgan Energy Partners, LP
1,250,000	3.500%, 3/1/2016	1,259,521
	Marathon Petroleum Corporation
1,000,000	3.500%, 3/1/2016[a]	1,002,624
	Nabors Industries, Inc., Convertible
4,000,000	0.940%, 5/15/2011	3,980,000
	Occidental Petroleum Corporation
3,000,000	1.450%, 12/13/2013	3,001,362
	ONEOK Partners, LP
3,650,000	3.250%, 2/1/2016	3,631,987
	Rowan Companies, Inc.
1,500,000	5.000%, 9/1/2017	1,552,017
	Schlumberger SA
3,500,000	2.650%, 1/15/2016[a]	3,487,305
	Statoil ASA
3,214,000	5.125%, 4/30/2014[a]	3,525,523
	Transocean, Inc., Convertible
2,900,000	1.500%, 12/15/2037	2,852,875
	Valero Energy Corporation
2,000,000	4.500%, 2/1/2015[f]	2,104,644
650,000	6.125%, 2/1/2020	703,021
	Williams Partners, LP
3,000,000	3.800%, 2/15/2015	3,105,540
	Woodside Finance, Ltd.
1,000,000	8.125%, 3/1/2014[a]	1,148,740

	Total Energy	47,269,046

Financials (29.7%)
	Abbey National Treasury Services plc
3,000,000	3.875%, 11/10/2014[a]	2,996,319
	ABN Amro Bank NV
6,500,000	2.074%, 1/30/2014[a,b]	6,503,536

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
190

Limited Maturity Bond Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (96.4%)	Value
Financials (29.7%) - continued
	Achmea Hypotheekbank NV
$10,000,000	3.200%, 11/3/2014[a]	$10,355,760
	Ally Financial, Inc.
1,750,000	4.500%, 2/11/2014	1,750,000
	American International Group, Inc.
2,000,000	5.050%, 10/1/2015	2,062,198
	Bank Nederlandse Gemeenten NV
6,500,000	1.500%, 3/28/2014[a]	6,459,505
	Bank of America Corporation
3,000,000	1.723%, 1/30/2014[b]	3,049,044
5,500,000	6.500%, 8/1/2016	6,086,432
	Bank of Montreal
6,000,000	2.625%, 1/25/2016[a]	5,971,410
	Bank of Nova Scotia
4,500,000	1.450%, 7/26/2013[a]	4,510,678
	Barclays Bank plc
1,800,000	2.375%, 1/13/2014	1,810,190
6,000,000	2.500%, 9/21/2015[a]	5,819,796
	Barclays Bank plc, Convertible
4,500,000	1.000%, 6/25/2017[g]	5,094,000
	BB&T Corporation
3,350,000	5.700%, 4/30/2014	3,698,926
	Bear Stearns Companies, Inc.
2,500,000	6.400%, 10/2/2017	2,808,455
2,200,000	4.650%, 7/2/2018	2,221,734
	Berkshire Hathaway Finance Corporation
3,250,000	0.428%, 1/13/2012[b]	3,251,839
4,500,000	5.000%, 8/15/2013	4,869,319
3,000,000	2.450%, 12/15/2015	2,981,037
	BNP Paribas Home Loan Covered Bonds SA
8,500,000	2.200%, 11/2/2015[a]	8,168,551
	Caisse centrale Desjardins du Quebec
4,000,000	2.550%, 3/24/2016[a]	3,947,308
	Canadian Imperial Bank of Commerce
6,500,000	2.000%, 2/4/2013[a]	6,614,601
	Capital One Bank USA NA
1,000,000	8.800%, 7/15/2019	1,257,361
	CDP Financial, Inc.
6,000,000	3.000%, 11/25/2014[a]	6,115,998
	Cie de Financement Foncier
7,500,000	2.250%, 3/7/2014[a]	7,499,730
	CIGNA Corporation
1,000,000	4.500%, 3/15/2021	984,442
	Citigroup, Inc.
5,000,000	5.500%, 4/11/2013	5,350,085
4,600,000	1.235%, 4/1/2014[b]	4,602,696
	CME Group Index Services, LLC
3,000,000	4.400%, 3/15/2018[a]	3,067,836
	CNA Financial Corporation
3,000,000	6.500%, 8/15/2016	3,274,074
	Commonwealth Bank of Australia
6,700,000	2.500%, 12/10/2012[a]	6,874,200
	Corestates Capital Trust I
700,000	8.000%, 12/15/2026[a]	716,371

Principal Amount	Long-Term Fixed Income (96.4%)	Value
Financials (29.7%) - continued
	Credit Suisse Securities USA, LLC, Convertible
$5,500,000	1.000%, 4/28/2017[g]	$5,584,700
	Dexia Credit Local SA
9,500,000	2.750%, 4/29/2014[a]	9,439,267
	DnB NOR Boligkreditt
6,500,000	2.900%, 3/29/2016[a]	6,460,870
	Duke Realty, LP
2,000,000	7.375%, 2/15/2015	2,270,096
	Fifth Third Bancorp
550,000	3.625%, 1/25/2016	549,515
	Fifth Third Bank
4,165,000	0.424%, 5/17/2013[b]	4,094,357
	GATX Corporation
2,000,000	4.750%, 10/1/2012	2,090,718
2,000,000	4.750%, 5/15/2015	2,087,870
	General Electric Capital Corporation
5,000,000	0.570%, 9/15/2014[b]	4,935,595
4,500,000	2.250%, 11/9/2015	4,323,002
	Goldman Sachs Group, Inc., Convertible
102,940	2.600%, 3/16/2012[a]	1,518,674
97,190	0.250%, 11/7/2011[a,h]	2,540,935
2,006	0.500%, 3/30/2012[a,i]	1,552,941
5,000,000	1.000%, 1/31/2015[g]	4,617,868
	HCP, Inc.
2,000,000	2.700%, 2/1/2014	2,005,990
	Health Care REIT, Inc.
750,000	6.125%, 4/15/2020	793,257
	HSBC Bank plc
4,500,000	1.625%, 8/12/2013[a]	4,496,243
	ING Bank NV
9,500,000	2.500%, 1/14/2016[a]	9,113,245
2,500,000	4.000%, 3/15/2016[a]	2,496,508
	International Lease Finance Corporation
1,100,000	8.625%, 9/15/2015[a]	1,210,000
	Irish Life & Permanent plc
8,000,000	3.600%, 1/14/2013[a]	7,000,000
	J.P. Morgan Chase & Company
3,500,000	3.450%, 3/1/2016	3,487,502
	JPMorgan Chase & Company
4,000,000	1.057%, 9/30/2013[b]	4,016,572
	JPMorgan Chase Bank NA
1,800,000	5.875%, 6/13/2016	1,981,967
	KeyCorp
3,000,000	3.750%, 8/13/2015	3,031,350
	Landwirtschaftliche Retenbank
7,000,000	0.510%, 3/15/2016[a,b]	6,983,011
	Lehman Brothers Holdings E- Capital Trust I
3,500,000	1.094%, 8/19/2065[b,f,j]	350
	Lincoln National Corporation
1,200,000	5.650%, 8/27/2012	1,269,268
1,350,000	4.750%, 2/15/2014	1,418,531
650,000	8.750%, 7/1/2019	823,069
	Lloyds TSB Bank plc
5,500,000	4.375%, 1/12/2015[a]	5,601,877
300,000	6.500%, 9/14/2020[a]	294,932
	MassMutual Global Funding II
2,000,000	3.625%, 7/16/2012[a]	2,060,100

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
191

Limited Maturity Bond Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (96.4%)	Value
Financials (29.7%) - continued
	Merrill Lynch & Company, Inc.
$1,095,000	5.300%, 9/30/2015	$1,175,895
	MetLife, Inc.
3,500,000	1.561%, 8/6/2013[b]	3,537,489
	Metropolitan Life Global Funding
2,680,000	5.125%, 4/10/2013[a]	2,859,981
	Morgan Stanley
3,000,000	4.750%, 4/1/2014	3,126,048
2,000,000	4.200%, 11/20/2014	2,064,806
	National Australia Bank, Ltd.
5,500,000	1.700%, 12/10/2013[a]	5,449,274
	National Bank of Canada
3,000,000	1.650%, 1/30/2014[a]	3,004,014
	Nationwide Building Society
4,000,000	4.650%, 2/25/2015[a]	4,052,192
	NCUA Guaranteed Notes
5,000,000	2.900%, 10/29/2020	4,867,800
4,610,296	0.608%, 12/7/2020[b]	4,617,055
	Network Rail Infrastructure Finance plc
9,000,000	1.500%, 1/13/2014[a,f]	8,915,254
	New York Life Global Funding
3,000,000	2.250%, 12/14/2012[a]	3,061,665
3,000,000	3.000%, 5/4/2015[a]	3,035,862
	Nordea Eiendomskreditt AS
6,000,000	1.875%, 4/7/2014[a,k]	5,991,360
	PNC Funding Corporation
3,000,000	3.000%, 5/19/2014	3,063,987
	Prudential Financial, Inc.
1,675,000	3.625%, 9/17/2012	1,725,067
2,000,000	6.100%, 6/15/2017	2,200,588
	Rabobank Capital Funding II
1,856,000	5.260%, 12/29/2049[a,l]	1,842,754
	Rabobank Nederland NV
1,500,000	1.850%, 1/10/2014	1,497,244
3,000,000	2.125%, 10/13/2015	2,894,628
	Reinsurance Group of America, Inc.
2,500,000	6.450%, 11/15/2019	2,693,840
	Royal Bank of Canada
6,500,000	3.125%, 4/14/2015[a]	6,664,404
	Santander US Debt SA Unipersonal
1,750,000	2.991%, 10/7/2013[a]	1,738,968
	SLM Corporation
1,500,000	8.000%, 3/25/2020	1,635,000
	Stadshypotek AB
6,000,000	0.857%, 9/30/2013[a,b]	5,992,434
	Standard Chartered plc
2,000,000	3.850%, 4/27/2015[a]	2,046,732
	State Street Capital Trust III
2,000,000	5.300%, 3/15/2042[b,l]	2,002,600
	Svenske Exportkredit AB
5,000,000	3.250%, 9/16/2014	5,223,995
	Swedbank AB
5,000,000	2.800%, 2/10/2012[a]	5,091,985
	Swedbank Hypotek AB
7,000,000	0.759%, 3/28/2014[a,b]	7,001,750
	TD Ameritrade Holding Corporation
4,500,000	4.150%, 12/1/2014	4,684,550
	Toronto-Dominion Bank
3,000,000	2.200%, 7/29/2015[a,f]	2,964,432

Principal Amount	Long-Term Fixed Income (96.4%)	Value
Financials (29.7%) - continued
	U.S. Bank National Association
$4,000,000	3.778%, 4/29/2020	$4,073,512
	U.S. Central Federal Credit Union
6,500,000	1.900%, 10/19/2012	6,623,220
	Union Bank NA
4,000,000	2.125%, 12/16/2013	4,029,016
	UnitedHealth Group, Inc.
2,000,000	5.500%, 11/15/2012	2,141,132
	Vestjysk Bank AS
9,500,000	0.859%, 6/17/2013[a,b]	9,570,918
	Wachovia Corporation
4,000,000	5.250%, 8/1/2014	4,277,884
	WEA Finance, LLC/WT Finance Australia, Pty, Ltd.
3,350,000	5.750%, 9/2/2015[a]	3,675,265
	Wells Fargo & Company
2,000,000	4.600%, 4/1/2021	1,977,810
	Westpac Banking Corporation
5,000,000	1.037%, 3/31/2014[a,b]	4,992,650
	Willis Group Holdings plc
2,000,000	4.125%, 3/15/2016	1,989,706

	Total Financials	410,998,377

Foreign Government (3.3%)
	Corporacion Andina de Fomento
5,000,000	5.750%, 1/12/2017	5,358,415
	European Investment Bank
9,000,000	1.250%, 2/14/2014	8,944,488
	Finland Government International Bond
5,500,000	2.250%, 3/17/2016[a]	5,481,806
	Kommunalbanken AS
7,500,000	2.750%, 5/5/2015[a]	7,665,780
	Kreditanstalt fuer Wiederaufbau
10,000,000	1.250%, 6/15/2012	10,074,240
	Mexico Government International Bond
1,250,000	5.125%, 1/15/2020	1,307,500
	Nova Scotia Government Notes
4,000,000	2.375%, 7/21/2015	4,011,972
	Petrobras International Finance Company - Pifco
3,000,000	3.875%, 1/27/2016	3,020,055

	Total Foreign Government	45,864,256

Mortgage-Backed Securities (2.5%)
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
4,166,077	6.500%, 9/1/2037	4,669,185
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
2,000,000	3.500%, 4/1/2026[k]	2,005,000
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
5,177,006	5.880%, 9/1/2037[b]	5,564,991
3,284,917	5.721%, 10/1/2037[b]	3,525,074
10,500,000	5.500%, 4/1/2041[k]	11,228,437

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
192

Limited Maturity Bond Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (96.4%)	Value
Mortgage-Backed Securities (2.5%) - continued
$7,000,000	6.000%, 4/1/2041[k]	$7,612,499

	Total Mortgage-Backed Securities	34,605,186

Technology (0.6%)
	Affiliated Computer Services, Inc.
2,000,000	5.200%, 6/1/2015	2,156,746
	Cisco Systems, Inc.
4,500,000	1.625%, 3/14/2014	4,492,593
	Symantec Corporation
1,000,000	2.750%, 9/15/2015	972,580

	Total Technology	7,621,919

Transportation (1.8%)
	American Airlines Pass Through Trust
398,990	6.978%, 10/1/2012	402,980
1,750,000	5.250%, 7/31/2021	1,743,000
	Continental Airlines, Inc.
2,650,000	6.750%, 9/15/2015[a]	2,673,188
3,889,498	7.250%, 11/10/2019	4,303,729
	CSX Corporation
2,500,000	6.250%, 4/1/2015	2,826,402
	Delta Air Lines, Inc.
1,750,000	6.750%, 5/23/2017	1,699,250
1,952,413	7.750%, 12/17/2019	2,140,333
	Erac USA Finance Company
4,500,000	2.750%, 7/1/2013[a]	4,555,579
	Northwest Airlines, Inc.
2,400,000	6.841%, 10/1/2012	2,424,024
	US Airways Group, Inc.
1,900,000	6.250%, 4/22/2023	1,871,500

	Total Transportation	24,639,985

U.S. Government and Agencies (21.4%)
	FDIC Structured Sale Guaranteed Notes
8,000,000	Zero Coupon, 1/7/2013[a]	7,816,000
5,998,720	0.761%, 11/29/2037[a,b]	5,998,720
	Federal Agricultural Mortgage Corporation
8,000,000	1.250%, 12/6/2013	7,973,928
	Federal Farm Credit Bank
10,000,000	1.375%, 6/25/2013	10,097,750
	Federal Home Loan Banks
10,000,000	0.192%, 2/10/2012[b]	9,997,420
	Federal Home Loan Mortgage Corporation
9,100,000	0.750%, 3/28/2013	9,084,375
	Federal National Mortgage Association
7,000,000	1.250%, 2/27/2014	6,979,833
6,000,000	1.600%, 11/23/2015	5,796,606
	U.S. Treasury Bonds
175,000	4.625%, 2/15/2040	178,445
	U.S. Treasury Notes
8,500,000	0.625%, 12/31/2012	8,492,699
6,000,000	0.750%, 12/15/2013	5,939,532
19,500,000	1.500%, 12/31/2013	19,684,333
26,750,000	1.750%, 1/31/2014	27,170,055
11,750,000	1.250%, 2/15/2014[f]	11,757,344
25,800,000	2.250%, 5/31/2014	26,523,613

Principal Amount	Long-Term Fixed Income (96.4%)	Value
U.S. Government and Agencies (21.4%) - continued
$21,500,000	2.375%, 9/30/2014	$22,119,802
67,000,000	2.000%, 1/31/2016	66,513,178
5,250,000	2.750%, 2/28/2018	5,210,215
200,000	3.625%, 2/15/2021	202,844
	U.S. Treasury Notes, TIPS
11,066,646	2.500%, 7/15/2016	12,560,644
10,415,524	1.875%, 7/15/2019	11,425,340
15,098,550	1.125%, 1/15/2021	15,319,125

	Total U.S. Government and Agencies	296,841,801

U.S. Municipals (0.1%)
	Houston, Texas Combined Utility System Revenue Refunding Bonds
1,350,000	5.000%, 5/15/2034[b,m]	1,357,088

	Total U.S. Municipals	1,357,088

Utilities (1.0%)
	CMS Energy Corporation
2,000,000	4.250%, 9/30/2015	2,005,580
	Commonwealth Edison Company
3,300,000	1.625%, 1/15/2014	3,278,982
	National Rural Utilities Cooperative Finance Corporation
2,650,000	5.500%, 7/1/2013	2,891,367
	Oncor Electric Delivery Company
2,700,000	5.750%, 9/30/2020[a]	2,840,211
	ONEOK Partners, LP
650,000	8.625%, 3/1/2019	817,582
	Power Receivables Finance, LLC
122,035	6.290%, 1/1/2012[d]	122,109
	Virginia Electric & Power Company
1,360,000	5.100%, 11/30/2012	1,446,405

	Total Utilities	13,402,236

	Total Long-Term Fixed Income (cost $1,346,281,536)	1,334,932,911

Shares	Mutual Funds (1.5%)	Value
Fixed Income Mutual Funds (1.5%)
4,208,125	Thrivent High Yield Fund	20,746,058

	Total Fixed Income Mutual Funds	20,746,058

	Total Mutual Funds (cost $15,500,000)	20,746,058

Shares	Preferred Stock (0.5%)	Value
Financials (0.5%)
40,000	CalEnergy Capital Trust III, Convertible, 6.500%	2,010,000
18,750	Citigroup, Inc., Convertible, 7.500%	2,371,875
148,505	Federal National Mortgage Association, 8.250%[l,n]	252,459

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
193

Limited Maturity Bond Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Preferred Stock (0.5%)	Value
Financials (0.5%) - continued
66,000	HSBC Holdings plc, 8.000%[l]	$1,800,480

	Total Financials	6,434,814

	Total Preferred Stock (cost $8,714,280)	6,434,814

Contracts	Options Purchased (<0.1%)	Value
375	Call on 10-Yr. U.S. Treasury Bond $117.00, expires 5/21/2011	$187,500

	Total Options Purchased (cost $235,500)	187,500

Shares	Collateral Held for Securities Loaned (1.7%)	Value
23,664,837	Thrivent Financial Securities Lending Trust	23,664,837

	Total Collateral Held for Securities Loaned (cost $23,664,837)	23,664,837

Principal Amount	Short-Term Investments (2.7%)[o]	Value
	BNP Paribas Canada
6,335,000	0.120%, 4/1/2011	6,335,000
	Federal Home Loan Bank Discount Notes
5,000,000	0.075%, 4/8/2011	4,999,927
15,760,000	0.080%, 4/13/2011	15,759,580
4,400,000	0.080%, 4/15/2011	4,399,863
	Federal Home Loan Mortgage Corporation Discount Notes
1,140,000	0.090%, 4/19/2011	1,139,949
4,170,000	0.159%, 8/29/2011[p,q]	4,167,277

	Total Short-Term Investments (at amortized cost)	36,801,596

	Total Investments (cost $1,431,197,749) 102.8%	$1,422,767,716

	Other Assets and Liabilities, Net (2.8%)	(38,859,201)

	Total Net Assets 100.0%	$1,383,908,515

a

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2011, the value of these investments was $333,917,544 or 24.1% of total net assets.

b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 31, 2011.
c	All or a portion of the security is insured or guaranteed.
d

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Limited Maturity Bond Portfolio owned as of March 31, 2011.

Security	Acquisition Date	Amortized Cost
Bear Stearns Commercial Mortgage Securities, Inc.	3/30/2007	$4,000,000
Commercial Mortgage Pass- Through Certificates	5/2/2007	$4,000,000
First Franklin Mortgage Loan Asset-Backed Certificates	4/19/2006	$214,738
Mortgage Equity Conversion Asset Trust	1/18/2007	$6,179,189
Mortgage Equity Conversion Asset Trust	2/14/2007	$6,082,690
Power Receivables Finance, LLC	9/30/2003	$121,999
Wachovia Asset Securitization, Inc.	3/16/2007	$1,740,985

e	Defaulted security. Interest is not being accrued.
f	All or a portion of the security is on loan.
g	Denotes equity-linked structured securities. These securities are linked to the S&P 500 Index.
h	Security is displayed in shares. This security is an equity-linked structured security. This security is linked to the common stock of Microsoft Corporation.
i	Security is displayed in shares. This security is an equity-linked structured security. This security is linked to the common stock of Kubota Corporation.
j	In bankruptcy. Interest is not being accrued.
k	Denotes investments purchased on a when-issued or delayed delivery basis.
l	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
m	Denotes securities that have been pre-refunded or escrowed to maturity. Under such an arrangement, money is deposited into an irrevocable escrow account and is used to purchase U.S.
Treasury securities or government agency securities with maturing principal and interest earnings sufficient to pay all debt service requirements of the pre-refunded bonds.
n	Non-income producing security.
o	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
p	At March 31, 2011, $2,798,172 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
q	At March 31, 2011, $1,359,112 of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
194

Limited Maturity Bond Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Definitions:

REIT	-	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$30,479,749
Gross unrealized depreciation	(38,909,782)

Net unrealized appreciation (depreciation)	$(8,430,033)
Cost for federal income tax purposes	$1,431,197,749

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
195

Limited Maturity Bond Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2011, in valuing Limited Maturity Bond Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	195,826,301	–	184,089,251	11,737,050
Basic Materials	15,516,754	–	15,516,754	–
Capital Goods	11,107,541	–	11,107,541	–
Collateralized Mortgage Obligations	50,343,375	–	50,343,375	–
Commercial Mortgage-Backed Securities	101,860,356	–	101,860,356	–
Communications Services	30,887,975	–	30,887,975	–
Consumer Cyclical	12,192,470	–	12,192,470	–
Consumer Non-Cyclical	34,598,245	–	34,598,245	–
Energy	47,269,046	–	47,269,046	–
Financials	410,998,377	–	394,707,127	16,291,250
Foreign Government	45,864,256	–	45,864,256	–
Mortgage-Backed Securities	34,605,186	–	34,605,186	–
Technology	7,621,919	–	7,621,919	–
Transportation	24,639,985	–	24,639,985	–
U.S. Government and Agencies	296,841,801	–	290,843,081	5,998,720
U.S. Municipals	1,357,088	–	1,357,088	–
Utilities	13,402,236	–	13,402,236	–
Mutual Funds
Fixed Income Mutual Funds	20,746,058	20,746,058	–	–
Preferred Stock Financials	6,434,814	4,424,814	2,010,000	–
Options Purchased	187,500	187,500	–	–
Collateral Held for Securities Loaned	23,664,837	23,664,837	–	–
Short-Term Investments	36,801,596	–	36,801,596	–

Total	$1,422,767,716	$49,023,209	$1,339,717,487	$34,027,020

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	14,817	14,817	–	–

Total Asset Derivatives	$14,817	$14,817	$–	$–

Liability Derivatives
Futures Contracts	160,803	160,803	–	–
Credit Default Swaps	9,329	–	9,329	–

Total Liability Derivatives	$170,132	$160,803	$9,329	$–

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Limited Maturity Bond Portfolio as discussed in item 2(A) of the Notes to Financial Statements.

Investments in Securities	Value December 31, 2010	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)*	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Value March 31, 2011
Long-Term Fixed Income
Asset-Backed Securities	13,112,902	–	189,156	–	(194,910)	–	(1,370,098)	11,737,050
Financials	18,030,517	–	112,270	3,155,224	(389,705)	–	(4,617,056)	16,291,250
Transportation	11,511,420	303,974	(346,454)	–	(2,197,874)	–	(9,271,066)	–
U.S. Government and Agencies	6,714,931	–	–	–	(716,211)	–	–	5,998,720

Total	$49,369,770	$303,974	($45,028)	$3,155,224	($3,498,700)	$ –	($15,258,220)	$34,027,020

*	Includes the change in net unrealized appreciation/(depreciation) on Level 3 securities held on March 31, 2011 of $208,873.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
196

Limited Maturity Bond Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(55)	June 2011	($11,997,567)	($11,996,875)	$692
5-Yr. U.S. Treasury Bond Futures	(1,865)	June 2011	(217,718,496)	(217,811,597)	(93,101)
10-Yr. U.S. Treasury Bond Futures	(425)	June 2011	(50,520,579)	(50,588,281)	(67,702)
20-Yr. U.S. Treasury Bond Futures	5	June 2011	586,812	600,937	14,125
Total Futures Contracts					($145,986)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 16, 5 Year, at 5.00%; Bank of America	Buy	6/20/2016	$23,500,000	$470,000	($470,000)	$–
CDX IG, Series 16, 5 Year, at 1.00%; J.P. Morgan Chaseand Co.	Buy	6/20/2016	23,500,000	45,490	(54,819)	(9,329)
Total Credit Default Swaps					($524,819)	($9,329)

1

As the buyer of protection, Limited Maturity Bond Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Limited Maturity Bond Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.

2	The maximum potential amount of future payments Limited Maturity Bond Portfolio could be required to make as the seller or receive as the buyer of protection.
3

The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Limited Maturity Bond Portfolio, is as follows:

Portfolio	Value December 31, 2010	Gross Purchases	Gross Sales	Shares Held at March 31, 2011	Value March 31, 2011	Income Earned January 1, 2011 - March 31, 2011
High Yield Fund	$20,367,326	$–	$–	4,208,125	$20,746,058	$393,444
Thrivent Financial Securities Lending Trust	10,590,250	70,695,165	57,620,578	23,664,837	23,664,837	5,349
Total Value and Income Earned	30,957,576				44,410,895	398,793

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
197

Mortgage Securities Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (106.0%)	Value
Asset-Backed Securities (9.6%)
	Carrington Mortgage Loan Trust
$200,000	0.400%, 8/25/2036[a]	$82,098
	Countrywide Asset-Backed Certificates
195,000	5.859%, 10/25/2046	109,872
	Credit Based Asset Servicing and Securitization, LLC
130,953	5.501%, 12/25/2036	92,150
	First Horizon ABS Trust
523,083	0.380%, 10/25/2026[a,b]	430,990
913,055	0.410%, 10/25/2034[a,b]	484,198
	GMAC Mortgage Corporation Loan Trust
1,105,363	0.430%, 8/25/2035[a,b]	659,018
	Goldman Sachs Alternative Mortgage Products Trust
380,739	0.330%, 8/25/2036[a]	353,392
	Popular ABS Mortgage Pass- Through Trust
100,000	5.297%, 11/25/2035	85,961
	Renaissance Home Equity Loan Trust
250,000	5.797%, 8/25/2036	142,952
200,000	5.285%, 1/25/2037	158,697
	Wachovia Asset Securitization, Inc.
696,394	0.390%, 7/25/2037[a,b,c]	548,039

	Total Asset-Backed Securities	3,147,367

Collateralized Mortgage Obligations (12.9%)
	Banc of America Mortgage Securities, Inc.
472,487	3.184%, 9/25/2035	396,478
	CitiMortgage Alternative Loan Trust
242,899	5.750%, 4/25/2037	195,052
	Countrywide Alternative Loan Trust
161,530	5.500%, 10/25/2035	152,560
162,813	5.500%, 2/25/2036	140,374
175,200	6.000%, 1/25/2037	124,580
	Credit Suisse First Boston Mortgage Securities Corporation
29,151	0.990%, 5/25/2034[a]	27,398
	GSAA Home Equity Trust
49,997	4.316%, 11/25/2034	50,192
	GSR Mortgage Loan Trust
75,053	0.440%, 8/25/2046[a]	61,472
	Impac CMB Trust
377,137	0.770%, 4/25/2035[a]	294,811
67,033	0.570%, 8/25/2035[a]	51,145
	J.P. Morgan Alternative Loan Trust
45,084	0.320%, 11/25/2036[a]	44,393
	J.P. Morgan Mortgage Trust
187,472	6.500%, 1/25/2035	183,812
133,167	5.370%, 6/25/2036	130,496
107,842	5.676%, 10/25/2036	97,092
	MASTR Alternative Loans Trust
253,585	6.500%, 5/25/2034	265,371

Principal Amount	Long-Term Fixed Income (106.0%)	Value
Collateralized Mortgage Obligations (12.9%) - continued
	Merrill Lynch Mortgage Investors, Inc.
$694,872	2.753%, 6/25/2035	$613,087
	MLCC Mortgage Investors, Inc.
199,252	0.580%, 8/25/2029[a]	187,535
	Residential Accredit Loans, Inc.
176,202	5.500%, 12/25/2034	174,415
215,226	3.810%, 9/25/2035	154,275
	WaMu Mortgage Pass Through Certificates
158,850	5.976%, 10/25/2036	150,350
91,271	5.624%, 8/25/2046	79,299
	Wells Fargo Mortgage Backed Securities Trust
443,686	2.772%, 3/25/2036	394,637
165,745	2.907%, 4/25/2036	150,102
139,149	6.000%, 7/25/2037	131,013

	Total Collateralized Mortgage Obligations	4,249,939

Commercial Mortgage-Backed Securities (8.9%)
	Bear Stearns Commercial Mortgage Securities, Inc.
55,342	5.666%, 6/11/2040	56,623
	Commercial Mortgage Pass- Through Certificates
250,000	5.306%, 12/10/2046	263,582
	Government National Mortgage Association
295,547	2.164%, 3/16/2033	298,019
	LB-UBS Commercial Mortgage Trust
300,000	4.786%, 10/15/2029	317,127
419,503	4.553%, 7/15/2030	419,507
285,507	5.303%, 2/15/2040	291,346
100,000	5.866%, 9/15/2045	107,039
	Wachovia Bank Commercial Mortgage Trust
1,250,000	0.374%, 9/15/2021[a,c]	1,187,644

	Total Commercial Mortgage- Backed Securities	2,940,887

Mortgage-Backed Securities (71.0%)
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
2,000,000	5.000%, 4/1/2041[d]	2,087,188
4,200,000	6.000%, 4/1/2041[d]	4,562,250
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
2,000,000	3.500%, 4/1/2026[d]	2,005,000
	Federal National Mortgage Association Conventional 20- Yr. Pass Through
935,434	6.000%, 8/1/2024	1,031,392
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
6,000,000	4.500%, 4/1/2041[d,e]	6,105,936
4,750,000	5.500%, 4/1/2041[d]	5,079,532

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
198

Mortgage Securities Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (106.0%)	Value
Mortgage-Backed Securities (71.0%) - continued
$2,300,000	6.000%, 4/1/2041[d]	$2,501,250

	Total Mortgage-Backed Securities	23,372,548

U.S. Government and Agencies (3.6%)
	U.S. Treasury Notes
100,000	4.875%, 4/30/2011[f]	100,028
	U.S. Treasury Notes, TIPS
354,351	2.500%, 7/15/2016	402,188
309,372	1.875%, 7/15/2019	339,367
330,925	1.375%, 1/15/2020	346,980

	Total U.S. Government and Agencies	1,188,563

	Total Long-Term Fixed Income (cost $35,715,272)	34,899,304

Principal Amount	Short-Term Investments (57.8%)[g]	Value
	Federal Home Loan Bank Discount Notes
17,000,000	0.090%, 4/6/2011	16,999,787
2,000,000	0.075%, 4/8/2011	1,999,971

	Total Short-Term Investments (at amortized cost)	18,999,758

	Total Investments (cost $54,715,030) 163.8%	$53,899,062

	Other Assets and Liabilities, Net (63.8%)	(21,003,478)

	Total Net Assets 100.0%	$32,895,584

a	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 31, 2011.
b	All or a portion of the security is insured or guaranteed.
c

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Mortgage Securities Portfolio owned as of March 31, 2011.

Security	Acquisition Date	Amortized Cost
Wachovia Asset Securitization, Inc.	3/16/2007	$696,394
Wachovia Bank Commercial Mortgage Trust	2/28/2007	$1,250,110

d	Denotes investments purchased on a when-issued or delayed delivery basis.
e	All or a portion of the security was earmarked to cover written options.
f	At March 31, 2011, $100,028 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
g	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

    Definitions:

TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$722,201
Gross unrealized depreciation	(1,538,169)

Net unrealized appreciation (depreciation)	$(815,968)

Cost for federal income tax purposes	$54,715,030

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
199

Mortgage Securities Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2011, in valuing Mortgage Securities Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	3,147,367	–	3,147,367	–
Collateralized Mortgage Obligations	4,249,939	–	4,249,939	–
Commercial Mortgage-Backed Securities	2,940,887	–	2,940,887	–
Mortgage-Backed Securities	23,372,548	–	23,372,548	–
U.S. Government and Agencies	1,188,563	–	1,188,563	–
Short-Term Investments	18,999,758	–	18,999,758	–

Total	$53,899,062	$–	$53,899,062	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	8,344	8,344	–	–

Total Asset Derivatives	$8,344	$8,344	$–	$–

Liability Derivatives
Call Options Written	1,484	–	–	1,484

Total Liability Derivatives	$1,484	$–	$–	$1,484

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Mortgage Securities Portfolio.

Investments in Securities	Value December 31, 2010	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)*	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Value March 31, 2011
Long-Term Fixed Income
Asset-Backed Securities	547,964	–	34,300	–	(34,225)	–	(548,039)	–

Total	$547,964	$–	$34,300	$–	($34,225)	$–	($548,039)	$–

Other Financial Instruments
Liability Derivatives
Call Options Written	–	–	(1,484)	–	–	–	–	(1,484)

Total	$–	$–	($1,484)	$–	$–	$–	$–	($1,484)

*	Includes the change in net unrealized appreciation/(depreciation) on Level 3 securities held on March 31, 2011 of ($1,484).

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
10-Yr. U.S. Treasury Bond Futures	5	June 2011	$586,812	$595,156	$8,344
Total Futures Contracts					$8,344

Call Options Written	Number of Contracts	Exercise Price	Expiration Date	Value	Unrealized Gain/(Loss)
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1	$100.88	April 2011	($4,766)	($1,484)
Total Call Options Written				($4,766)	($1,484)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
200

Money Market Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Principal Amount	Asset Backed Commercial Paper (18.3%)[a]	Value
	Alpine Securitization Corporation
$3,800,000	0.180%, 4/5/2011[b]	$3,799,924
	Barton Capital Corporation
3,000,000	0.170%, 4/4/2011[b]	2,999,957
	Dealers Capital Access
1,278,000	0.360%, 4/25/2011[b]	1,277,693
1,590,000	0.420%, 5/24/2011[b]	1,589,017
1,200,000	0.450%, 6/1/2011[b]	1,199,085
	Golden Funding Corporation
1,800,000	0.320%, 4/13/2011[b]	1,799,808
1,550,000	0.320%, 5/26/2011[b]	1,549,242
	Kells Funding, LLC
1,650,000	0.390%, 6/17/2011[b]	1,648,623
1,650,000	0.400%, 8/10/2011[b]	1,647,598
1,590,000	0.340%, 8/17/2011[b]	1,587,928
	Nieuw Amsterdam Receivables Corporation
1,620,000	0.300%, 5/4/2011[b]	1,619,554
1,600,000	0.300%, 5/11/2011[b]	1,599,467
	Straight-A Funding, LLC
1,650,000	0.250%, 5/3/2011[b]	1,649,633
1,600,000	0.250%, 5/20/2011[b]	1,599,456
	Thunder Bay Funding, LLC
1,600,000	0.270%, 6/27/2011[b]	1,598,956
1,600,000	0.270%, 6/28/2011[b]	1,598,944

	Total Asset Backed Commercial Paper	28,764,885

Principal Amount	Financial Company Commercial Paper (22.9%)[a]	Value
	AllianceBernstein LP
7,500,000	0.180%, 4/1/2011	7,500,000
	Credit Suisse First Boston, Inc.
1,650,000	0.300%, 6/23/2011	1,648,859
	General Electric Capital Corporation
1,700,000	0.659%, 9/28/2011[b,c]	1,702,985
	New York Life Global Funding
1,080,000	0.261%, 4/1/2011[b,c,d]	1,080,000
1,950,000	0.434%, 6/16/2011[b,c,d]	1,950,569
	NRW Bank
1,590,000	0.300%, 5/11/2011	1,589,470
	Rabobank Nederland NV
1,360,000	0.511%, 8/5/2011[c,d]	1,360,870
	Rabobank Nederland NV/NY
1,800,000	0.340%, 12/6/2011[b,c]	1,800,000
	Rabobank USA Finance Corporation
1,650,000	0.360%, 7/26/2011[b]	1,648,086
	Royal Bank of Canada
2,000,000	0.709%, 6/23/2011[c]	2,001,882
	Svenska Handelsbanken NY
1,650,000	0.350%, 8/3/2011	1,650,028
	Toronto-Dominion Bank NY
900,000	0.318%, 10/28/2011[c]	900,000
850,000	0.336%, 1/12/2012[c]	850,000
	UBS AG
1,620,000	0.335%, 6/30/2011	1,620,000
	US Bank NA
1,940,000	0.410%, 4/11/2011	1,939,779
	Variable Funding Capital Company, LLC
3,980,000	0.140%, 4/1/2011[b]	3,980,000

Principal Amount	Financial Company Commercial Paper (22.9%)[a]	Value
	Wells Fargo & Company
$1,330,000	0.482%, 8/26/2011	$1,356,059
1,700,000	0.393%, 1/24/2012[c]	1,701,000

	Total Financial Company Commercial Paper	36,279,587

Principal Amount	Government Agency Debt (18.0%)[a]	Value
	Caisse D’Amortissement de la Dette Sociale
1,590,000	0.300%, 6/2/2011	1,589,179
1,600,000	0.290%, 6/23/2011	1,598,930
	Federal Farm Credit Bank
900,000	0.230%, 8/8/2012[b,c]	899,860
	Federal Home Loan Banks
1,960,000	0.210%, 9/20/2011[b,c]	1,960,000
2,000,000	0.230%, 3/20/2012[b,c]	1,999,803
	Federal Home Loan Mortgage Corporation
3,840,000	0.214%, 9/19/2011[b,c]	3,839,073
2,100,000	0.204%, 12/21/2011[b,c]	2,099,224
2,000,000	0.130%, 1/25/2012[b,c]	1,996,154
	Federal National Mortgage Association
2,200,000	0.214%, 9/19/2011[b,c]	2,199,580
2,000,000	0.330%, 9/13/2012[b,c]	2,000,583
2,000,000	0.284%, 9/17/2012[b,c]	2,000,000
900,000	0.300%, 11/23/2012[b,c]	899,709
	Overseas Private Investment Corporation
575,000	0.503%, 12/9/2011[b]	597,972
	U.S. Central Federal Credit Union
4,750,000	0.303%, 10/19/2011[b,c]	4,750,000

	Total Government Agency Debt	28,430,067

Shares	Investment Company (4.1%)	Value
	AIM Investments Institutional Government and Agency Portfolio
15,000	0.050%	15,000
	BlackRock Cash Funds
4,798,000	0.190%	4,798,000
	Dreyfus Institutional Cash Advantage Fund
1,590,000	0.160%	1,590,000
	DWS Money Market Series
150,000	0.160%	150,000

	Total Investment Company	6,553,000

Principal Amount	Other Commercial Paper (5.6%)[a]	Value
	Caterpillar, Inc.
2,900,000	0.150%, 4/1/2011[b]	2,900,000
	Georgia Transmission Corporation
1,590,000	0.320%, 5/24/2011	1,589,251
	Toyota Credit Canada, Inc.
1,760,000	0.340%, 4/14/2011[b]	1,759,784
	Toyota Motor Credit Corporation
1,620,000	0.320%, 6/30/2011	1,618,704

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
201

Money Market Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Principal Amount	Other Commercial Paper (5.6%)[a]	Value
$1,150,000	0.410%, 9/27/2011	$1,147,656

	Total Other Commercial Paper	9,015,395

Principal Amount	Other Municipal Debt (14.8%)[a]	Value
	Alaska Housing Finance Corporation
500,000	0.330%, 5/16/2011	499,794
1,600,000	0.330%, 5/17/2011	1,599,325
1,655,000	0.320%, 6/3/2011	1,654,073
2,390,000	0.320%, 6/6/2011	2,388,598
	Nebraska Public Power District
1,600,000	0.310%, 4/25/2011	1,599,669
1,595,000	0.280%, 5/9/2011	1,594,529
	State of Wisconsin
1,750,000	0.370%, 9/16/2011	1,750,000
1,250,000	0.360%, 11/5/2011	1,250,000
1,610,000	0.360%, 11/12/2011	1,610,000
	Texas Public Finance Authority
1,780,000	0.330%, 4/5/2011[b]	1,780,000
1,770,000	0.330%, 4/6/2011[b]	1,770,000
1,770,000	0.330%, 4/7/2011[b]	1,770,000
885,000	0.330%, 4/12/2011[b]	885,000
	Tobacco Settlement Authority Iowa Tobacco Settlement Revenue Bonds
3,200,000	0.323%, 6/1/2011[e]	3,260,353

	Total Other Municipal Debt	23,411,341

Principal Amount	Other Note (1.4%)[a]	Value
	J.P. Morgan Chase & Company
2,130,000	0.407%, 6/1/2011	2,149,025

	Total Other Note	2,149,025

Principal Amount	Variable Rate Demand Note (15.2%)[a]	Value
	Andrew W. Mellon Foundation
2,230,000	0.250%, 4/7/2011[c]	2,230,000
	Denver, Colorado Airport System Revenue Bonds
5,200,000	0.240%, 4/7/2011[b,c]	5,200,000
	Douglas County, Nebraska Hospital Authority No. 2 Health Facilities Revenue Refunding Bonds (Children’s Hospital)
1,600,000	0.230%, 4/1/2011[b,c]	1,600,000
	Lancaster County, Nebraska Hospital Authority No. 1 Hospital Revenue Refunding Bonds (BryanLGH Medical Center)
970,000	0.250%, 4/7/2011[b,c]	970,000
	Louisiana Housing Finance Agency Qualified Gulf Opportunity Zone Bonds (Canterbury House Apartments - Sherwood)
2,000,000	0.270%, 4/7/2011[b,c]	2,000,000

Principal Amount	Variable Rate Demand Note (15.2%)[a]	Value
	Olathe, Kansas Health Facilities Revenue Bonds (Olathe Medical Center)
$2,900,000	0.240%, 4/1/2011[b,c]	$2,900,000
	Overseas Private Investment Corporation
2,155,172	0.240%, 4/6/2011[b,c]	2,155,172
2,170,000	0.650%, 12/9/2011[b]	2,170,000
	Pitney Road Partners, LLC
1,480,000	0.440%, 4/7/2011[b,c,d]	1,480,000
	St. Cloud, Minnesota Health Care Refunding Revenue Bonds (CentraCare Health System)
2,050,000	0.210%, 4/7/2011[b,c]	2,050,000
	Wisconsin State Health & Educational Facilities Authority Revenue Prohealth Care Inc.
1,600,000	0.230%, 4/1/2011[b,c]	1,600,000

	Total Variable Rate Demand Note	24,355,172

	Total Investments (at amortized cost) 100.3%	$158,958,472

	Other Assets and Liabilities, Net (0.3)%	(448,811)

	Total Net Assets 100.0%	$158,509,661

a	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
c	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 31, 2011.
d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2011, the value of these investments was $5,871,439 or 3.7% of total net assets.

e

Denotes securities that have been pre-refunded or escrowed to maturity. Under such an arrangement, money is deposited into an irrevocable escrow account and is used to purchase U.S. Treasury securities or government agency securities with maturing principal and interest earnings sufficient to pay all debt service requirements of the pre-refunded bonds.

Cost for federal income tax purposes	$158,958,472

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
202

Money Market Portfolio

Schedule of Investments as of March 31, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2011, in valuing Money Market Portfolio’s assets carried at fair value or amortized cost, which approximates fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Asset Backed Commercial Paper	28,764,885	–	28,764,885	–
Financial Company Commercial Paper	36,279,587	–	36,279,587	–
Government Agency Debt	28,430,067	–	28,430,067	–
Investment Company	6,553,000	6,553,000	–	–
Other Commercial Paper	9,015,395	–	9,015,395	–
Other Municipal Debt	23,411,341	–	23,411,341	–
Other Note	2,149,025	–	2,149,025	–
Variable Rate Demand Note	24,355,172	–	24,355,172	–

Total	$158,958,472	$6,553,000	$152,405,472	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
203

Notes to Schedule of Investments

As of March 31, 2011

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price. Swaps are valued using pricing sources approved by the Board of Directors and the change in value, if any, is recorded as unrealized gains or losses. Mutual funds are valued at the net asset value at the close of each business day.

For all Portfolios, other than Money Market Portfolio, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by Money Market Portfolio are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The market values of the securities held in Money Market Portfolio are determined once per week using prices supplied by the Portfolios’ independent pricing service. Money Market Portfolio and the Portfolios’ investment adviser follow procedures necessary to maintain a constant net asset value of $1.00 per share.

All securities for which market values are not readily available or deemed unreliable are appraised at fair value as determined in good faith under the direction of the Board of Directors.

Generally Accepted Accounting Principles defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value requirements, which improve the consistency and comparability of fair value measurements used in financial reporting. Various inputs are summarized in three broad levels: Level 1 includes quoted prices in active markets for identical securities; Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk; and Level 3 includes significant unobservable inputs such as the Portfolio’s own assumptions and broker evaluations in determining the fair value of investments.

Fair Valuation of International Securities – Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Portfolios, under the supervision of the Board of Directors, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets. The Board of Directors has authorized the investment adviser to make fair valuation determinations pursuant to policies approved by the Board of Directors.

Foreign Currency Forward Contracts – In connection with purchases and sales of securities denominated in foreign currencies all Portfolios, except Money Market Portfolio, may enter into foreign currency forward contracts. Additionally, the Portfolios may enter into such contracts to hedge certain other foreign currency denominated investments. These contracts are recorded at value and the related realized and unrealized foreign exchange gains and losses are recorded. In the event that counterparties fail to settle these forward contracts, the Portfolios could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and the Portfolio is exposed to counterparty risk equal to the discounted net amount of payments to the Portfolio. This risk is partially mitigated by the Portfolio’s collateral posting requirements. As the foreign currency contract increases in value to the Portfolio, the Portfolio receives collateral from the counterparty.

Options – All Portfolios, with the exception of Money Market Portfolio, may buy put and call options and write put and covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Portfolio’s exposure to the underlying security while buying call options tends to increase a Portfolio’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid and has no significant counterparty risk as the exchange guarantees the contract against default. Writing put options tends to increase a Portfolio’s exposure to the underlying security while writing call options tends to decrease a Portfolio’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an

204

Notes to Schedule of Investments

As of March 31, 2011

(unaudited)

unfavorable change in the price of the underlying security. The counterparty risk for written options arises when the Portfolio has purchased an option, exercised that option, and the counterparty does not buy or sell the Portfolio’s underlying asset as required. In the case where the Portfolio has sold an option, the Portfolio does not have counterparty risk. Counterparty risk on written options is partially mitigated by the Portfolio’s collateral posting requirements. As the written option increases in value to the Portfolio, the Portfolio receives collateral from the counterparty.

Futures Contracts – Certain Portfolios may use futures contracts to manage the exposure to interest rate, market and currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Portfolios may be earmarked to cover open futures contracts. The futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, the realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

Swap Agreements – Certain Portfolios enter into swap transactions, which involve swapping one or more investment characteristics of a security, or a basket of securities, with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Portfolio is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Portfolio is contractually entitled to receive. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at fair value of the contract as provided by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Periodic payments and receipts and payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held with the

Portfolio’s custodian, or third party, in connection with these agreements. These swap agreements are over-the-counter and the Portfolio is exposed to counterparty risk, which is the discounted net amount of payments owed to the Portfolio. This risk is partially mitigated by the Portfolio’s collateral posting requirements. As the swap increases in value to the Portfolio, the Portfolio receives collateral from the counterparty.

Credit Default Swaps – A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Portfolios may be either the protection seller or the protection buyer.

Certain Portfolios enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (CDX Indices). CDX indices are static Portfolios of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Portfolios sell default protection and assume long-risk positions in individual credits or the indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost efficient and diversified structure. In the event that a position would default, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract the maximum potential amount of future payments would be the notional amount. For CDS contracts, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations. Refer to the credit default swap tables located within the Portfolio’s Schedule of Investments for additional information.

Unfunded Loan Commitment – The following Portfolio entered into a loan commitment with Alpha Natural Resources, Inc. on March 18, 2011. Maturity of the loan will be 12 months from the closing date; no close date has been set. The coupon rate will be 1 month LIBOR plus spread; spread is initially 5.25%, increasing by 0.50% every 3 months. The Portfolio is obligated to fund this loan commitment.

205

Notes to Schedule of Investments

As of March 31, 2011

(unaudited)

Fund	Unfunded Commitment
High Yield	$8,900,000

High Yield Portfolio also entered into a loan commitment with EchoStar Satellite Services, LLC on February 23, 2011. Maturity of the loan will be 12 months from the closing date; no close date has been set. The coupon rate will be 3 month LIBOR plus 7.00% plus spread; spread will, increasing by 0.50% every 3 months. The Portfolio is obligated to fund this loan commitment.

Fund	Unfunded Commitment
High Yield	$6,250,000

Additional information for the Portfolios’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Portfolios’ most recent annual or semiannual shareholder report.

206

Item 2. Controls and Procedures

(a) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: May 26, 2011	THRIVENT SERIES FUND, INC.

	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: May 26, 2011	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Date: May 26, 2011	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer